                                                                         TRAK(R)
                                        ----------------------------------------
                                        Personalized Investment Advisory Service

                               CONSULTING GROUP
                                    CAPITAL
                                 MARKETS FUNDS

                              Semi-Annual Report

                               February 28, 1998


                                               SMITH BARNEY
                                               ---------------------------------

                                               A Member of TravelersGroup [LOGO]

                     CONSULTING GROUP CAPITAL MARKETS FUNDS

TABLE OF CONTENTS

Shareholder Letter..........................................................   2
Schedules of Investments:
  Government Money Investments..............................................   4
  Intermediate Fixed Income Investments.....................................   5
  Long-Term Bond Investments................................................   9
  Municipal Bond Investments................................................  11
  Mortgage Backed Investments...............................................  14
  Balanced Investments......................................................  16
  Large Capitalization Value Equity Investments.............................  19
  Large Capitalization Growth Investments...................................  27
  Small Capitalization Value Equity Investments.............................  40
  Small Capitalization Growth Investments...................................  63
  International Equity Investments..........................................  87
  International Fixed Income Investments.................................... 110
  Emerging Markets Equity Investments....................................... 112
Statements of Assets and Liabilities........................................ 118
Statements of Operations.................................................... 120
Statements of Changes in Net Assets......................................... 122
Notes to Financial Statements............................................... 126
Financial Highlights........................................................ 139

                     CONSULTING GROUP CAPITAL MARKETS FUNDS

Dear Shareholder:

                                MARKET OVERVIEW

  The U.S. stock market continued to record outstanding returns in the recently completed fiscal period. Inflation remained virtually non-existent. Corporate profits continued to swell. Interest rates dropped, and consumer and investor enthusiasm remained energized.

  In the six-and 12-month periods ended February 28, 1998, the S&P 500 Index, which is one of the most widely watched barometers of the stock market's performance, returned 17.6% and 35.0%, respectively. Gains were registered in the four major investment style segments: large- and small-company stocks and value and growth stocks.

  The bond market also recorded above-average returns. The Lehman Brothers Government/Corporate Bond Index, which measures the performance of a broad mix of government and corporate fixed income securities, returned 6.1% in the six months ended February 28, 1998. In the 12 months ending February 28, 1998 the return was 10.7%.

  Meanwhile, the performance of foreign investments lagged. Overseas stock markets declined due to a currency and economic crisis that rolled through Asia. In the six- and 12-month periods ending February 28, 1998, the Morgan Stanley Capital International Europe Australia Far East Index returned 8.3% and 15.5%, respectively. Returns would have been higher had the U.S. dollar not continued to rise in value.

  The crumbling in the value of numerous Asian currencies revealed serious problems with the economics of less developed and third world countries, particularly in Southeast Asia and Korea. Steep declines in the stock markets of these countries followed. The Morgan Stanley Emerging Markets Free Index lost 15.7% over the past six months and 19.1% over the past 12 months.

           CONSULTING GROUP CAPITAL MARKETS FUNDS (THE "PORTFOLIOS")

  The Portfolios that comprise the Consulting Group Capital Markets Funds generally performed in line with their respective market benchmarks for the six- and 12-month periods recently completed. Twelve of the 13 Portfolios recorded positive returns in both periods. Only the Emerging Markets Equity Investments portfolio -- which was rocked by the Asian currency and economic crisis -- registered losses of 15.7% for the six months and 18.2% for the 12 months ending February 28, 1998.

  The top-performing Portfolio during the past six months was Large Capitalization Growth Investments, which posted a 17.2% return. Among large companies, growth stocks, which are the stocks of companies whose earnings are expected to grow at a rapid pace, have generally outperformed their value stock counterparts.

  Meanwhile, on a 12-month basis, the top-performing Portfolio was Small Capitalization Value Equity Investments, which posted a 37.2% return. Unlike large-company stocks, value stocks have generally outperformed growth stocks among small-company stocks during the most recent 6-month and 1-year periods.

                            ASSET ALLOCATION CHANGES

  One of the essential services provided to clients of the TRAK Personalized Investment Advisory Service is the Consulting Group's asset allocation recommendations. Charged with making these recommendations is the Consulting Group Asset Allocation Committee ("Committee"). The Committee meets on a monthly basis or more, depending on developments in the financial markets, to review market conditions and determine if its allocation advice requires revision. These recommendations are an important part of the TRAK Personalized Investment Advisory Service.

  Over the past six months, the Committee recommended the following asset allocation changes:

  . In October 1997, the Committee recommended that clients shift a portion of their assets from the Large Capitalization Growth Investments portfolio to the Small Capitalization Growth Investments portfolio. The recommended reallocation ranged from 5% to 15%, depending on the relevant risk profile of each investor, from conservative to aggressive, respectively. The recommendation specifically advised investors to shift an equal amount from one portfolio to the other. The reallocation eliminated an underweight position in small-company stocks and adjusted portfolios to an increasingly neutral mix of large- and small-company stocks.

  . In January 1998, the Committee recommended reducing exposure to long-term bonds in favor of intermediate-term bonds. This change was in response to a flattening of the U.S. Treasury yield curve, specifically a narrowing of the difference in yields between long-term and short-term interest rates. The risk-to-reward ratio from intermediate-term notes became increasingly attractive compared to long-term bonds.

  . In March 1998, the Committee recommended that clients shift 5% of their holdings from the Government Money Investments Portfolio to the Emerging Markets Equity Investments Portfolio for clients having aggressive portfolios. This change was based on improved valuation for emerging markets, increased global liquidity due to easing U.S. monetary conditions, an optimistic environment for currency returns and investor confidence factors reflecting attractive opportunities in these markets.

                       PORTFOLIO MANAGEMENT DEVELOPMENTS

  In light of our recent asset allocation recommendations, we determined it was also necessary to increase the number of small-company stock investment advisors managing assets for the Consulting Group Capital Markets Funds. Finding highly qualified small-company stock managers with a long track record of experience is a difficult undertaking. Compounding the difficulty is the fact that many small-cap management firms limit the total amount of assets that they manage.

  On March 18, 1998 we approved the hiring of David L. Babson & Co. Inc. ("Babson") as an investment advisor for the Small Capitalization Value Equity Investments portfolio. Babson is a 58-year old Cambridge, Massachusetts-based management firm. Currently, approximately 50% of the Small Capitalization Value Equity Investments portfolio's assets is managed under a small-cap value index strategy and 50% is managed under a small-cap value active strategy. Babson follows an active investment strategy and will manage 15% of the overall portfolio's assets. The remaining 35% of the active component will continue to be managed by NFJ Investment Group.

  Also in March 1998 we hired Mellon Capital Management Corporation ("Mellon") to oversee the management of the passive component of the Small Capitalization Value Equity Investments portfolio. Mellon is also the investment advisor of the passive portion of the Small Capitalization Growth Investments portfolio. In retaining Mellon's services for both portfolios we have been able to trim management costs. Mellon agreed to reduce its annual advisory fee to 0.06% of portfolio assets for both portfolios. Prior to the change, advisory fees totaled 0.12%.

  Other investment advisor changes made in the recent fiscal period was the retaining of two additional investment advisory firms to manage the assets of the Small Capitalization Growth Investments portfolio. In November 1997, we hired Westpeak Investment Advisors, L.P. The investment firm manages about $2.5 billion in assets and has been a registered investment advisor for more than six years. The Boulder, CO-based subsidiary of New England Investment Companies will manage approximately 10% of the total assets of the portfolio.

  Also, in November 1997, Montgomery Asset Management, LLC ("Montgomery") was retained to co-manage the Small Capitalization Growth Investments portfolio. Montgomery manages approximately $10 billion in assets and has been a registered investment advisor for more than seven years. The San Francisco, CA-based subsidiary of Commerzbank AG will manage approximately 10% of the total assets of the portfolio.

  We have also been able to reduce management fees associated with the Large Capitalization Growth Investments portfolio when we replaced PanAgora Asset Management Inc. ("PanAgora") with Barclays Global Investors. Barclay's agreed to manage the portfolio for 0.02%, a reduction from the 0.05% fee paid to PanAgora. Barclay's co-manages the portfolio with Provident Investment Counsel.

  We wish to thank you for the confidence you have shown the Consulting Group and your Financial Consultant. As of February 28, 1998, the number of investors in the TRAK Personalized Investment Advisory Service surpassed 225,000 and total shareholder assets reached $9.2 billion.

  As always, if you should have any questions or comments about your TRAK investments, your Smith Barney Financial Consultant remains ready to assist you.

Sincerely,

/s/ Heath B. McLendon                 /s/ Frank L. Campanale

Heath B. McLendon                     Frank L. Campanale

Chairman of the Board of Trustees of Investment Officer of the Consulting the Consulting Group Capital Markets Group Capital Markets Funds
 Funds

April 15, 1998

 SCHEDULES OF INVESTMENTS (UNAUDITED)                         FEBRUARY 28, 1998
                          GOVERNMENT MONEY INVESTMENTS

     FACE                                            ANNUALIZED
    AMOUNT                  SECURITY                    YIELD         VALUE
-------------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCY DISCOUNT NOTES -- 96.2%
              Federal Agricultural Mortgage Corp.
 $  8,700,000 mature 4/1/98 to 4/13/98...........   5.44% to 5.45% $  8,652,972
                  Federal Farm Credit Bank mature
    9,494,000 3/9/98 to 10/22/98.................    5.58 to 5.73     9,195,045
                    Federal Home Loan Bank mature
   31,379,000 3/31/98 to 7/24/98.................    5.43 to 6.05    30,955,422
                 Federal Home Loan Mortgage Corp.
  258,990,000 mature 3/5/98 to 7/13/98...........    5.38 to 5.71   257,708,077
                        Federal National Mortgage
                     Association mature 3/2/98 to
  107,828,000 6/12/98............................    5.45 to 5.72   107,210,169
                Student Loan Mortgage Association
    1,000,000 mature 3/3/98......................        5.77         1,000,058
   25,130,000 World Bank matures 5/8/98..........        5.37        24,879,370
-------------------------------------------------------------------------------
              TOTAL U.S. GOVERNMENT AGENCY
              DISCOUNT NOTES
              (Cost -- $439,601,113).............                   439,601,113
-------------------------------------------------------------------------------
 U.S. TREASURY NOTES -- 3.8%
               U.S. Treasury Notes mature 8/31/98
   17,447,000 to 11/30/98 (Cost -- $17,458,494)..    5.28 to 5.57    17,458,494
-------------------------------------------------------------------------------
              TOTAL INVESTMENTS -- 100% (Cost --
               $457,059,607**)...................                  $457,059,607
-------------------------------------------------------------------------------

** Aggregate cost for Federal income tax purposes is substantially the same.


                                  [PIE CHART]


                         CLASSIFICATION OF INVESTMENTS


                         U.S. Government Agency
                         Discount Notes          96.2%
                         U.S. Treasury Notes      3.8%


                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                     INTERMEDIATE FIXED INCOME INVESTMENTS

    FACE
   AMOUNT    RATINGS                   SECURITY                       VALUE
-------------------------------------------------------------------------------
 CORPORATE BONDS & NOTES -- 39.5%
-------------------------------------------------------------------------------
 BANKING -- 7.5%
                     Advanta National Bank, Notes, 6.450% due
 $ 2,125,000  BBB+   10/30/00...................................   $  2,122,344
                     Anz Banking Group Ltd., Sub. Notes, 7.550%
   1,500,000  A+     due 9/15/06................................      1,623,750
                     Bank of Boston, Sub. Notes, 5.738% due
   1,000,000  A-     8/28/98....................................      1,000,540
                     Capital One Bank, Medium Term Notes, 6.740%
   3,675,000  BBB-   due 5/31/99................................      3,693,375
                     Chase Manhattan Corp., Sub. Notes, 6.063%
   2,000,000  A1*    due 12/30/09...............................      1,945,000
                     Continental Bank N.A., Sub. Notes, 12.500%
   2,425,000  A+     due 4/1/01.................................      2,858,469
                     First Interstate Bancorp, Sub. Capital
   1,500,000  A2*    Notes, 8.625% due 4/1/99...................      1,539,375
                     First National Bank of Boston, Notes,
   2,000,000  A-     8.375% due 12/15/02........................      2,172,500
                     First Security Corp., Notes, 7.000% due
   2,325,000  Baa*   7/15/05....................................      2,403,469
                     First USA Bank, Notes:
   3,275,000  AA      6.375% due 10/23/00.......................      3,307,750
     875,000  AA      5.850% due 2/22/01........................        869,347
                     International Leasing Finance Corp., Notes,
   1,075,000  NR     5.750% due 3/15/98.........................      1,075,000
   1,325,000  BBB    Markel Corp., Notes, 7.250% due 11/1/03....      1,376,344
                     Merita Bank, Sub. Notes, 7.500% due
   2,350,000  A3*    12/29/49+..................................      2,437,679
                     Morgan Stanley Group, Inc., Notes:
   1,100,000  A+      9.250% due 3/1/98.........................      1,100,396
   3,000,000  A+      8.100% due 6/24/02........................      3,225,000
                     St. Georges Bank, Notes, 7.150% due
     500,000  A-     10/15/05+..................................        518,630
                     Svenska Handelsbanken, Sub. Notes, 7.125%
   3,000,000  A1*    due 3/29/49+...............................      3,034,680
-------------------------------------------------------------------------------
                                                                     36,303,648
-------------------------------------------------------------------------------
 COMMUNICATIONS -- 1.3%
                     TCI Communications, Inc., Sr. Notes, 8.650%
   3,800,000  BBB-   due 9/15/04................................      4,180,000
                     WorldCom, Inc., Sr. Notes, 9.375% due
   2,026,000  BBB-   1/15/04....................................      2,172,885
-------------------------------------------------------------------------------
                                                                      6,352,885
-------------------------------------------------------------------------------
 FINANCIAL SERVICES -- 19.7%
                     American Health Properties, Notes, 7.050%
   2,500,000  BBB-   due 1/15/02................................      2,550,000
                     BanPonce Corp., Notes, 6.750% due
   2,625,000  Baa1*  12/15/05...................................      2,680,781
                     Bear Stearns Cos., Inc., Notes, 6.750% due
   1,675,000  A      8/15/00....................................      1,706,406
                     Carramerica Realty Corp., Company
   2,300,000  BBB    Guaranteed, 7.200% due 7/1/04..............      2,374,750
                     Chase Mortgage Securities Corp., 7.370% due
   3,575,000  BBB    5/19/07....................................      3,668,844
                     Chelsea GCA Realty Partnership, Notes,
   2,300,000  BBB-   7.750% due 1/26/01.........................      2,354,625
                     CIT Group Holdings, Sr. Notes, 6.200% due
   3,500,000  Aa3*   4/15/98....................................      3,501,190
                     Colonial Realty LP, Notes, 6.960% due
   2,350,000  BBB-   7/26/04....................................      2,397,000
                     Conseco Inc., Sr. Notes, 8.125% due
   2,750,000  BBB+   2/15/03....................................      2,921,875
                     CP Limited Partnership, Sr. Notes, 8.750%
     750,000  A-     due 3/2/00.................................        767,812
                     Evans Withycombe Residential Inc., Notes,
   1,000,000  BBB+   7.500% due 4/15/04.........................      1,050,000
                     Finova Capital Corp., Notes, 6.450% due
   2,175,000  A      6/1/00.....................................      2,188,594
                     First Union, Lehman Bros. Mortgage, Sub.
   3,000,000  Baa2*  Bond, 7.500% due 10/18/08..................      3,129,840
                     Florida Resident Property & Casualty,
   3,450,000  A-     Notes, 7.375% due 7/1/03+..................      3,588,000
                     Florida Windstorm, Bonds, 6.700% due
   3,000,000  A      8/25/04+...................................      3,030,000
                     Ford Motor Credit Co., Notes, 5.750% due
   5,600,000  A      1/25/01....................................      5,572,000
                     Franchise Finance Corp., Notes, 7.000% due
   2,000,000  BBB-   11/30/00...................................      2,040,000
                     General Electric Capital Corp., Notes,
   2,800,000  AAA    6.660% due 5/1/18..........................      2,849,000
                     Goldman Sachs Group LP, Notes, 7.200% due
     450,000  A+     3/1/07+....................................        477,562
                     Green Tree Financial CP, Notes, 6.500% due
   3,800,000  BBB-   9/26/02....................................      3,842,750
                     Guangdong Enterprises, Sr. Notes, 8.875%
   7,275,000  Baa3*  due 5/22/07+...............................      5,938,219
   3,000,000  BBB+   H.F. Ahmanson, Notes, 8.250% due 10/1/02...      3,228,750
                     Homeside Lending, Inc., Notes, 6.875% due
   3,775,000  A+     6/30/02....................................      3,864,656
                     Household Financial Corp., Sr. Notes,
   3,085,000  A      7.150% due 6/15/00.........................      3,162,125
                     Integra Financial Corp., Sub. Notes, 6.500%
   1,900,000  A2*    due 4/15/00................................      1,914,250
                     Keystone Financial Midatlantic, Sr. Notes,
   1,350,000  BBB+   7.300% due 5/15/04.........................      1,409,063
                     The Money Store, Inc., Notes, 8.375% due
   3,000,000  BBB    4/15/04....................................      3,191,250

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                     INTERMEDIATE FIXED INCOME INVESTMENTS

    FACE
   AMOUNT    RATINGS                   SECURITY                       VALUE
-------------------------------------------------------------------------------
 FINANCIAL SERVICES -- 19.7% (CONTINUED)
                     Norwest Financial, Inc., Notes, 6.375% due
 $ 3,000,000  AA-    11/15/01...................................   $  3,041,250
                     Realty Income Corp, Inc., Notes, 7.750% due
   3,450,000  BBB-   5/6/07.....................................      3,695,813
                     Spieker Properties, Notes, 6.650% due
   2,600,000  BBB    12/15/00...................................      2,622,750
                     United Financial Corp., Notes:
   3,500,000  BB+     7.000% due 7/15/98........................      3,478,125
   1,500,000  BB+     7.700% due 1/15/04........................      1,541,250
                     United States Fidelity and Guarantee Corp.,
                     Sr. Notes:
   2,125,000  BBB     7.000% due 5/15/98........................      2,128,974
   2,100,000  BBB     8.375% due 6/15/01........................      2,226,000
                     Wharf Capital International Ltd., Notes,
   1,050,000  A-     8.875% due 11/1/04.........................        966,000
-------------------------------------------------------------------------------
                                                                     95,099,504
-------------------------------------------------------------------------------
 HEALTH CARE -- 0.9%
                     Meditrust Corp., Notes, 7.375% due
   2,325,000  BBB-   7/15/00....................................      2,374,406
                     R.P. Scherer International Corp., Sr.
   2,000,000  Ba1*   Notes, 6.750% due 2/1/04...................      1,990,000
-------------------------------------------------------------------------------
                                                                      4,364,406
-------------------------------------------------------------------------------
 INDUSTRIAL -- 6.0%
   3,450,000  Ba*    Brascan Ltd., Notes, 7.375% due 10/1/02....      3,523,312
   5,025,000  BBB+   Comdisco Inc., Notes, 6.500% due 6/15/00...      5,075,250
                     EOP Operating LP, Sr. Notes, 6.375% due
   2,575,000  Baa1*  2/15/03+...................................      2,555,687
                     Georgia-Pacific Corp., Debentures, 9.950%
   1,100,000  Baa2*  due 6/15/02................................      1,244,375
                     Great Atlantic and Pacific Tea Co., Inc.,
   4,525,000  BBB-   Sr. Notes, 7.700% due 1/15/04..............      4,779,531
   1,350,000  BBB    ITT Corp., Notes, 6.250% due 11/15/00......      1,338,188
                     La Quinta Inns, Inc., Notes, 7.110% due
   4,900,000  BBB-   10/17/01...................................      4,844,875
                     Novacor Chemical, Notes, 6.500% due
   2,375,000  BBB+   9/22/00....................................      2,392,813
                     USA Waste Services, Inc., Notes, 6.500% due
   3,250,000  BBB    12/15/02...................................      3,262,187
-------------------------------------------------------------------------------
                                                                     29,016,218
-------------------------------------------------------------------------------
 OIL -- 1.4%
                     Kern River Funding Corp., Sr. Notes, 6.720%
   2,750,000  A-     due 9/30/01+...............................      2,787,813
                     Occidental Petroleum Corp., Notes:
     125,000  BBB     5.850% due 11/9/98........................        124,534
   2,100,000  BBB     5.900% due 11/9/98........................      2,093,700
   1,600,000  BBB     5.950% due 11/9/98........................      1,595,712
-------------------------------------------------------------------------------
                                                                      6,601,759
-------------------------------------------------------------------------------
 POWER & LIGHTING -- 0.4%
                     System Energy Resources, Notes:
   1,000,000  BBB-    6.000% due 4/1/98.........................      1,000,000
   1,100,000  BBB-    7.625% due 4/1/99.........................      1,113,750
-------------------------------------------------------------------------------
                                                                      2,113,750
-------------------------------------------------------------------------------
 REAL ESTATE -- 1.2%
                     Avalon Properties, Inc., Notes, 7.375% due
   2,450,000  BBB    9/15/02....................................      2,535,750
                     Simon Debartolo Group, Ltd., Company
   3,025,000  Baa1*  Guaranteed, 6.875% due 11/15/06............      3,096,844
-------------------------------------------------------------------------------
                                                                      5,632,594
-------------------------------------------------------------------------------
 RETAIL -- 1.1%
                     Sears Roebuck Acceptance Corp., Notes,
   5,335,000  A2*    6.690% due 4/30/01.........................      5,421,694
-------------------------------------------------------------------------------
                     TOTAL CORPORATE BONDS & NOTES (Cost --
                      $189,529,270).............................    190,906,458
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                     INTERMEDIATE FIXED INCOME INVESTMENTS

    FACE
   AMOUNT                          SECURITY                           VALUE
------------------------------------------------------------------------------
 MORGAGED BACKED SECURITIES -- 20.9%
------------------------------------------------------------------------------
 FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 5.4%
 $7,454,226 FHLMC, 6.000% due 1/1/12.............................  $ 7,361,048
    473,271 FHLMC, 6.000% due 1/1/12.............................      467,355
  3,762,520 FHLMC, 6.000% due 2/1/12.............................    3,715,488
    976,300 FHLMC, 6.000% due 2/1/12.............................      964,096
  2,803,094 FHLMC, 6.000% due 3/1/12.............................    2,768,056
  1,943,193 FHLMC, 6.000% due 6/1/12.............................    1,918,903
     91,159 FHLMC, 7.500% due 8/1/99.............................       92,839
  8,900,000 FHLMC, Discount Note, 5.400% due 3/17/98.............    8,877,305
------------------------------------------------------------------------------
                                                                    26,165,090
------------------------------------------------------------------------------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 4.6%
  1,306,353 FNMA, 6.000% due 3/1/03..............................    1,301,036
  2,500,000 FNMA, 6.000% due 11/25/06............................    2,493,375
  8,900,000 FNMA, 8.000% due 2/1/13++............................    9,175,277
    605,460 FNMA, 8.000% due 4/1/02..............................      627,971
    869,519 FNMA, 8.000% due 6/1/02..............................      901,848
  8,000,000 FNMA, Discount Note, 5.370% due 5/6/98...............    7,921,920
------------------------------------------------------------------------------
                                                                    22,421,427
------------------------------------------------------------------------------
 COLLATERALIZED MORTGAGE OBLIGATION (CMO) -- 10.9%
            ACC Automobile Receivables Trust, 6.700% due
  2,385,947 12/17/03+............................................    2,407,182
  3,305,579 Ameresco Commercial Lending, 7.120% due 9/17/12+.....    3,450,198
  4,000,000 Chase Credit Card Master Trust, 6.777% due 5/15/07...    4,025,000
            Citicorp Mortgage Securities, Inc., 6.500% due
  3,775,000 11/25/27.............................................    3,784,438
  3,783,000 Countrywide Asset Backed, 6.750% due 11/25/27........    3,805,433
            EQCC Home Equity Trust:
  1,783,028  5.800% due 3/15/09..................................    1,765,180
  5,382,000  7.160% due 3/15/13..................................    5,536,733
            The Money Store Home Equity Trust:
  4,100,000  8.175% due 1/15/08..................................    4,292,536
  4,350,000  7.000% due 4/15/28..................................    4,490,592
  2,766,000 Mortgage Capital Funding, Inc., 7.800% due 4/15/06...    2,972,565
  4,261,786 Norwest Asset Securities Corp., 6.750% due 2/15/13...    4,297,713
  3,339,481 Puttable Project, 7.430% due 6/1/24..................    3,418,793
            Residential Funding Mortgage Securities:
  3,763,865  6.750% due 11/25/12.................................    3,846,181
  4,700,000  6.500% due 4/1/28...................................    4,664,750
            U.S. Department of Veteran Affairs, 7.750% due
     14,206 9/15/10..............................................       14,173
------------------------------------------------------------------------------
                                                                    52,771,467
------------------------------------------------------------------------------
            TOTAL MORTGAGED BACKED SECURITIES (Cost --
             $99,703,031)........................................  101,357,984
------------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCIES & OBLIGATIONS -- 35.7%
------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS -- 34.8%
  5,900,000 U.S. Treasury Notes, 5.625% due 11/30/98.............    5,905,487
 26,050,000 U.S. Treasury Notes, 5.750% due 8/15/03..............   26,206,039
 64,775,000 U.S. Treasury Notes, 6.250% due 10/31/01.............   66,123,615
 53,100,000 U.S. Treasury Notes, 6.500% due 8/15/05..............   55,648,269
  5,000,000 U.S. Treasury Notes, 6.875% due 5/15/06..............    5,373,250
  5,925,000 U.S. Treasury Notes, 6.875% due 7/31/99..............    6,029,043
  2,250,000 U.S. Treasury Notes, 8.125% due 8/15/19..............    2,819,385
    125,000 U.S. Treasury Strips, zero coupon due 11/15/99.......      113,911
------------------------------------------------------------------------------
                                                                   168,218,999
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                     INTERMEDIATE FIXED INCOME INVESTMENTS

    FACE
   AMOUNT                          SECURITY                            VALUE
--------------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCIES -- 0.9%
             Government Trust Certificate, Resolution Trust
             Corp.:
 $   283,567  6.825% due 3/25/22.................................   $    282,503
      34,078  9.000% due 9/25/28.................................         34,888
   3,875,000  7.500% due 10/25/28................................      3,932,505
--------------------------------------------------------------------------------
                                                                       4,249,896
--------------------------------------------------------------------------------
             TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS
             (Cost -- $171,558,332)..............................    172,468,895
--------------------------------------------------------------------------------
 REGIONAL GOVERNMENT OBLIGATION -- 0.8%
   3,500,000 Quebec Province, 7.500% due 7/15/02 (Cost --
               $3,646,160).......................................      3,666,250
--------------------------------------------------------------------------------
 NATIONAL GOVERNMENT OBLIGATION -- 0.5%
   2,500,000 Republic of Lithuania, 7.125% due 7/22/02+ (Cost --
               $2,491,356).......................................      2,425,000
--------------------------------------------------------------------------------
             SUB-TOTAL INVESTMENTS (Cost -- $466,928,149)........    470,824,587
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 2.6%
  12,464,000 Goldman, Sachs & Co., 5.589% due 3/2/98; Proceeds at
             maturity -- $12,469,806;
             (Fully collateralized by U.S Treasury Notes, 5.375%
             due 2/15/01;
             Market value -- $12,719,436) (Cost -- $12,464,000)..     12,464,000
--------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100% (Cost -- $479,392,149**)..   $483,288,587
--------------------------------------------------------------------------------

+ Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
++Security is traded on a "to be announced" basis (See Note 10).
** Aggregate cost for Federal income tax purposes is substantially the same.

 See page 116 for definition of ratings.


                                  [PIE CHART]


                         CLASSIFICATION OF INVESTMENTS


                 National Government Obligation          0.5%
                 Regional Government Obligation          0.8%
                 Repurchase Agreement                    2.6%
                 Mortgage-Backed Securities             20.9%
                 U.S. Government Agencies
                 & Obligations                          35.7%
                 Corporate Bonds & Notes                39.5%


                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                           LONG-TERM BOND INVESTMENTS

    FACE
   AMOUNT                          SECURITY                           VALUE
-------------------------------------------------------------------------------
 U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 50.2%
-------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS -- 43.1%
 $ 3,345,000 U.S. Treasury Bonds 12.000% due 8/15/13............   $  4,929,894
  14,285,000 U.S. Treasury Bonds 7.875 due 2/15/21..............     17,578,264
  20,000,000 U.S. Treasury Bonds 6.875 due 8/15/25..............     22,340,000
   1,110,000 U.S. Treasury Notes 6.500% due 10/15/06............      1,167,409
   1,750,000 U.S. Treasury Notes 7.500% due 11/15/16............      2,044,630
  10,130,000 U.S. Treasury Notes 8.500% due 2/15/20.............     13,182,473
   7,075,000 U.S. Treasury Notes 8.750% due 5/15/20.............      9,443,781
-------------------------------------------------------------------------------
                                                                     70,686,451
-------------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCY -- 7.1%
             Federal National Mortgage Association, 6.500% due
   4,550,000 2/25/24............................................      4,535,258
             Federal National Mortgage Association, 7.000% due
   7,015,000 6/18/27............................................      7,121,347
-------------------------------------------------------------------------------
                                                                     11,656,605
-------------------------------------------------------------------------------
             TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost --
              $77,387,879)......................................     82,343,056
-------------------------------------------------------------------------------

    FACE
   AMOUNT   RATINGS                    SECURITY                       VALUE
------------------------------------------------------------------------------
 CORPORATE BONDS -- 49.5%
------------------------------------------------------------------------------
 BANKING -- 7.3%
  3,875,000  AAA    Bank Austria AG, 7.250% due 2/15/17+..........   4,136,563
                    International Bank of Reconstruction &
  3,350,000  AAA    Development, 8.250% due 9/1/16................   4,112,125
  3,000,000  A      NCNB Corp., 9.375% due 9/15/09................   3,682,500
------------------------------------------------------------------------------
                                                                    11,931,188
------------------------------------------------------------------------------
 CONSUMER PRODUCTS -- 1.7%
  2,075,000  AA     Proctor & Gamble Co., 9.360%, due 1/1/21......   2,720,844
------------------------------------------------------------------------------
 FINANCIAL SERVICES -- 15.2%
  3,300,000  AA     American Re Corp., 7.450% due 12/15/26........   3,564,000
  2,000,000  BBB+   BT Capital Trust, 7.900% due 1/15/27..........   2,087,500
  2,400,000  BBB-   Continental Corp., 8.375% due 8/15/12.........   2,748,000
                    First Of America Capital Trust, 8.120% due
  1,425,000  BBB+   1/31/27.......................................   1,519,406
                    Hutchinson Whampoa Finance Ltd.:
    500,000  A+      6.950% due 8/1/07+...........................     480,128
  4,150,000  A+      7.450% due 8/1/17+...........................   3,735,000
  3,700,000  A+     Met Life Surplus Note, 7.800% due 11/1/25.....   3,922,000
  3,000,000  A+     Nationwide CSN Trust, 9.875% due 2/15/25+.....   3,603,750
  3,230,000  AAA    Railcar Leasing LLC, 7.125% due 1/15/13+......   3,399,575
------------------------------------------------------------------------------
                                                                    25,059,359
------------------------------------------------------------------------------
 INDUSTRIAL -- 4.8%
  4,500,000  BBB+   Applied Material, 7.125% due 10/15/17.........   4,595,625
  3,475,000  A      Petroliam Nasional, 7.750% due 8/15/15........   3,262,156
------------------------------------------------------------------------------
                                                                     7,857,781
------------------------------------------------------------------------------
 MEDIA & ENTERTAINMENT -- 3.6%
  1,275,000  BBB-   News America Holding, 9.250% due 2/1/13.......   1,526,813
                    Time Warner Entertainment, 8.375% due
  3,800,000  BBB-   7/15/33.......................................   4,403,250
------------------------------------------------------------------------------
                                                                     5,930,063
------------------------------------------------------------------------------
 MISCELLANEOUS -- 4.3%
  3,250,000  BBB+   Boston University, 7.625% due 7/15/2097.......   3,607,500
  2,850,000  BBB+   Ogden Corp., 9.250% due 3/1/22................   3,452,063
------------------------------------------------------------------------------
                                                                     7,059,563
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                           LONG-TERM BOND INVESTMENTS

    FACE
   AMOUNT     RATINGS                   SECURITY                      VALUE
-------------------------------------------------------------------------------
 RETAIL -- 0.9%
                      May Department Stores Co., 8.300% due
 $ 1,375,000   A      7/15/26....................................  $  1,540,000
-------------------------------------------------------------------------------
 TRANSPORTATION -- 1.6
   2,500,873   BBB    Federal Express Corp., 7.630% due 1/5/14...     2,622,792
-------------------------------------------------------------------------------
 UTILITIES -- 10.1%
                      Columbia Gas Systems Inc., 7.320% due
   3,750,000   BBB    11/28/10...................................     3,876,562
   2,300,000   A-     GCB Enersis SA, 7.400% due 12/1/16.........     2,213,750
   3,000,000   A+     New York Telephone, 6.700% due 11/1/23.....     2,958,750
                      Tennessee Valley Authority:
   2,700,000   Aaa*    8.250% due 4/15/42........................     3,287,250
   4,075,000   Aaa*    7.250% due 7/15/43........................     4,263,468
-------------------------------------------------------------------------------
                                                                     16,599,780
-------------------------------------------------------------------------------
                      TOTAL CORPORATE BONDS (Cost --
                       $76,258,794)..............................    81,321,370
-------------------------------------------------------------------------------
                      SUB-TOTAL INVESTMENTS (Cost --
                       $153,646,673).............................   163,664,426
-------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 0.3%
     487,000          Goldman, Sachs & Co., 5.589% due 3/2/98,
                      Proceeds at maturity -- $487,227;
                      (Fully collateralized by U.S. Treasury
                      Notes, 5.375% due 2/15/01;
                      Market value -- $496,981) (Cost --
                       $487,000).................................       487,000
-------------------------------------------------------------------------------
                      TOTAL INVESTMENTS -- 100% (Cost --
                       $154,133,673**)...........................  $164,151,426
-------------------------------------------------------------------------------

+ Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
** Aggregate cost for Federal income tax purposes is substantially the same.

  See page 116 for definition of ratings.


                                  [PIE CHART]


                         CLASSIFICATION OF INVESTMENTS


                 Repurchase Agreement                    0.3%
                 Corporate Bonds                        49.5%
                 U.S. Government
                 Agency & Obligations                   50.2%



                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                           MUNICIPAL BOND INVESTMENTS

    FACE
   AMOUNT   RATINGS                    SECURITY                        VALUE
-------------------------------------------------------------------------------
 ALABAMA -- 1.8%
 $1,200,000  AAA    Alabama Water Pollution Control Authority,
                     Revolving Loan, Series A, AMBAC-Insured,
                     5.250% due 8/15/10..........................   $ 1,249,500
-------------------------------------------------------------------------------
 ARIZONA -- 1.6%
  1,100,000  A-1+   Phoenix, AZ GO Bonds, 3.600% due 6/1/20 (a)..     1,100,000
-------------------------------------------------------------------------------
 CALIFORNIA -- 3.0%
  2,000,000  A+     California State GO Bonds, 5.500% due
                     9/1/17......................................     2,072,500
-------------------------------------------------------------------------------
 CONNECTICUT -- 3.1%
  1,000,000  AAA    Connecticut State Clean Water Fund, Sewer
                     Improvement Revenue,
                     5.750% due 12/1/13..........................     1,065,000
  1,000,000  AA-    Connecticut State Special Tax Obligation,
                     Series A, 5.400% due 9/1/10.................     1,045,000
-------------------------------------------------------------------------------
                                                                      2,110,000
-------------------------------------------------------------------------------
 FLORIDA -- 12.8%
  1,200,000  AA+    Florida State Board of Education, Series E,
                     5.700% due 6/1/14...........................     1,263,000
  2,560,000  AAA    Florida State Turnpike Authority Revenue,
                     FGIC-Insured, 5.000% due 7/1/17.............     2,531,200
  1,850,000  AAA    Lee County, FL Airport Revenue, AMBAC-
                     Insured, 5.500% due 10/1/10.................     1,917,063
  2,000,000  Aa2*   Orlando, FL Utilities Commission, Water and
                     Electricity Revenue, 5.000% due 10/1/14.....     1,992,500
  1,000,000  Aa*    St. Petersburg, FL Public Utilities Revenue,
                     Water and Sewer Revenue,
                     5.600% due 10/1/15..........................     1,045,000
-------------------------------------------------------------------------------
                                                                      8,748,763
-------------------------------------------------------------------------------
 HAWAII -- 1.6%
  1,000,000  AAA    Honolulu, HI City & County GO Bonds, MBIA-
                     Insured, 5.100% due 11/1/08.................     1,057,500
-------------------------------------------------------------------------------
 ILLINOIS -- 1.5%
  1,000,000  AAA    Du Page County, IL Jail Revenue Refunding,
                     5.500% due 1/1/13...........................     1,043,750
-------------------------------------------------------------------------------
 INDIANA -- 1.2%
    750,000  AAA    Indianapolis, IN Airport, FGIC-Insured,
                     6.000% due 7/1/06...........................       832,500
-------------------------------------------------------------------------------
 IOWA -- 1.7%
  1,100,000  AA+    Des Moines, IA GO Bonds, Series A, 6.000%,
                     due 6/1/12..................................     1,182,500
-------------------------------------------------------------------------------
 MARYLAND -- 3.3%
  1,000,000  AA     Maryland Water Quality Financing
                     Administration, Revolving Loan, Series A,
                     5.500% due 9/1/11 (b).......................     1,045,000
  1,200,000  Aa1*   Washington, MD Suburban Sanitation District,
                     GO Bonds Unlimited, 5.000% due 6/1/12.......     1,215,000
-------------------------------------------------------------------------------
                                                                      2,260,000
-------------------------------------------------------------------------------
 MASSACHUSETTS -- 11.9%
                    Massachusetts Bay Transportation Authority:
  2,000,000  AAA     FGIC-Insured, 5.000% due 3/1/10.............     2,067,500
  3,000,000  AAA     MBIA-Insured, 5.000% due 3/1/18.............     2,932,500
  2,000,000  A2*    Massachusetts State Turnpike Authority,
                     Series A, 5.000% due 1/1/12.................     2,015,000
  1,100,000  Aa2*   Massachusetts State Water Pollution Abatement
                     Trust, 5.300% due 8/1/09 (b)................     1,157,750
-------------------------------------------------------------------------------
                                                                      8,172,750
-------------------------------------------------------------------------------
 MICHIGAN -- 1.5%
  1,000,000  AAA    Utica, MI Community School GO Bonds, FGIC-
                     Insured, 5.250% due 5/1/09..................     1,048,750
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                           MUNICIPAL BOND INVESTMENTS

    FACE
   AMOUNT   RATINGS                    SECURITY                        VALUE
-------------------------------------------------------------------------------
 NEW JERSEY -- 8.4%
 $1,200,000 AAA     Camden County, NJ Municipal Utilities
                     Authority, Sewer Revenue, FGIC-Insured,
                     5.000% due 7/15/09..........................   $ 1,248,000
  3,300,000 A-1+    New Jersey Economic Development Authority,
                     Natural Gas Facilities Revenue, Series A,
                     AMBAC-Insured, 3.350% due 8/1/30 (a)(c).....     3,300,000
  1,200,000 AAA     New Jersey State Transportation Trust Fund,
                     Series A, MBIA-Insured,
                     5.000% due 12/15/11.........................     1,216,500
-------------------------------------------------------------------------------
                                                                      5,764,500
-------------------------------------------------------------------------------
 NEW YORK -- 25.3%
                    New York City, NY GO Bonds:
  2,000,000 BBB+     Series F, 6.000% due 8/1/12.................     2,150,000
  2,000,000 BBB+     Series I, 5.625% due 4/15/05................     2,122,500
    200,000 VMIG 1*  Sub-Series A4, 3.600% due 8/1/22 (a)........       200,000
    500,000 A-1+     Sub-Series E5, 3.600% due 8/1/17 (a)........       500,000
  3,000,000 AA      New York City, NY Transitional Finance
                     Authority, Series B, 4.750% due 11/15/16....     2,868,750
  2,000,000 A-      New York State Dormitory Authority, Series A,
                     5.500% due 5/15/13..........................     2,145,000
  2,000,000 Aa2*    New York State Environmental Facilities
                     Corp., Series D, 5.875% due 6/15/14.........     2,140,000
  1,000,000 A       New York State GO Bonds, 5.500% due 7/15/12..     1,048,750
  1,000,000 A+      New York State Local Government Assistance
                     Corp., Series A, 5.900% due 4/1/13..........     1,070,000
  1,000,000 BBB+    New York State Urban Development Corp.,
                     5.700% due 1/1/16...........................     1,037,500
  1,000,000 AA      Onondaga County, NY GO Bonds, 5.850% due
                     5/1/14......................................     1,065,000
  1,000,000 A-1+    Port Authority of New York & New Jersey,
                     Special Obligation Revenue,
                     3.500% due 5/1/19(b)........................     1,000,000
-------------------------------------------------------------------------------
                                                                     17,347,500
-------------------------------------------------------------------------------
 OHIO -- 3.1%
  1,000,000 Aa2*    Hamilton County, OH GO Bonds, 5.200% due
                     12/1/13.....................................     1,031,250
  1,070,000 AA+     Ohio State GO Bonds, Infrastructure
                     Improvement, 4.900% due 8/1/17..............     1,053,950
-------------------------------------------------------------------------------
                                                                      2,085,200
-------------------------------------------------------------------------------
 PUERTO RICO -- 1.5%
  1,000,000 A-1+    Puerto Rico Government Development Bank,
                     2.900% due 12/1/15 (a)......................     1,000,000
-------------------------------------------------------------------------------
 TEXAS -- 4.2%
  1,200,000 AAA     Austin, TX ISD, PSFG, 5.750% due 8/1/13......     1,273,500
  1,600,000 AAA     Texas State Water Development Board Revenue,
                     5.250% due 7/15/15..........................     1,632,000
-------------------------------------------------------------------------------
                                                                      2,905,500
-------------------------------------------------------------------------------
 VIRGINIA -- 1.5%
  1,000,000 AA      Newport News, VA GO Water Bonds, Series E,
                     5.150% due 1/1/10 (b).......................     1,032,500
-------------------------------------------------------------------------------
 WASHINGTON -- 9.1%
  1,000,000 AAA     Snohomish County, WA Public Utilities
                     Revenue, FGIC-Insured, 6.000% due 1/1/13....     1,067,500
  1,000,000 Aa*     Tacoma, WA Water Revenue Refunding, 5.500%
                     due 12/1/13.................................     1,037,500
  1,000,000 AA+     Washington State, GO Bonds Unlimited, Series
                     B, 5.750% due 5/1/13........................     1,052,500
  1,000,000 AA+     Washington State Motor Vehicle Fuel Tax
                     Revenue, Series B, 5.700% due 7/1/11........     1,073,750
  2,000,000 Aa1*    Washington State Public Power Supply,
                     (Nuclear Project No. 2), Series A, 5.000%
                     due 7/1/10..................................     2,007,500
-------------------------------------------------------------------------------
                                                                      6,238,750
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                           MUNICIPAL BOND INVESTMENTS

    FACE
   AMOUNT   RATINGS                    SECURITY                       VALUE
------------------------------------------------------------------------------
 WISCONSIN -- 1.9%
 $1,300,000   AA    Wisconsin State, GO, Series A, 5.000% due
                     5/1/11......................................  $ 1,316,250
------------------------------------------------------------------------------
                    TOTAL INVESTMENTS -- 100% (Cost --
                     $66,177,786**)..............................  $68,568,713
------------------------------------------------------------------------------

(a) Variable rate obligation payable at par on demand at any time on no more than seven days notice.
(b) Security segregated by Custodian for open purchase commitment.
(c) Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
** Aggregate cost for Federal income tax purposes is substantially the same.

See page 116 for definition of ratings and certain security descriptions.


                                  [PIE CHART]


                         CLASSIFICATION OF INVESTMENTS


                         Connecticut             3.1%
                         Ohio                    3.1%
                         Maryland                3.3%
                         Texas                   4.2%
                         New Jersey              8.4%
                         Washington              9.1%
                         Massachusetts          11.9%
                         Florida                12.8%
                         Other States &
                         Puerto Rico            18.8%
                         New York               25.3%


                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                          MORTGAGE BACKED INVESTMENTS

    FACE
   AMOUNT                        SECURITY                        VALUE
------------------------------------------------------------------------------

 MORTGAGE-BACKED SECURITIES -- 78.1%
------------------------------------------------------------------------------
 FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 34.6%
 $ 4,736,102 FHLMC, 6.500% due 3/1/11 - 1/1/13..............  $  4,758,267
   7,057,678 FHLMC, 7.000% due 5/1/12 - 12/1/27.............     7,183,076
  18,000,000 FHLMC, 7.000% due 3/1/28+......................    18,225,000
     767,419 FHLMC, 7.500% due 12/1/12 - 5/1/27.............       788,525
   1,571,922 FHLMC, 8.000% due 5/1/06 - 9/1/17..............     1,643,630
   3,718,275 FHLMC, 8.500% due 12/1/06 - 2/1/18.............     3,919,284
     941,458 FHLMC, 9.000% due 12/1/04 - 7/1/11.............       988,410
     839,997 FHLMC, 9.500% due 10/1/08 - 8/1/16.............       900,107
     362,924 FHLMC, 10.000% due 4/1/09 - 10/1/09............       395,359
     163,905 FHLMC, 10.250% due 11/1/03 - 2/1/10............       179,067
     270,044 FHLMC, 11.000% due 4/1/00 - 10/1/00............       285,485
      71,647 FHLMC, 11.500% due 10/1/15.....................        80,378
     329,606 FHLMC GOLD, 5.500% due 7/1/98..................       325,176
   1,710,636 FHLMC GOLD, 6.500% due 2/1/11 - 7/1/23.........     1,699,657
     895,552 FHLMC GOLD, 7.000% due 11/1/22 - 9/1/27........       906,746
  12,074,228 FHLMC GOLD, 7.500% due 12/1/12 - 12/1/27.......    12,394,918
   7,374,906 FHLMC GOLD, 8.000% due 5/1/06 - 2/1/22.........     7,641,426
     986,754 FHLMC GOLD, 8.500% due 9/1/08 - 2/1/18.........     1,031,159
     138,835 FHLMC GOLD, 9.500% due 4/1/10..................       148,553
------------------------------------------------------------------------------
                                                                63,494,223
------------------------------------------------------------------------------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 20.4%
   2,682,638 FNMA, 5.500% due 11/1/06 - 11/1/08.............     2,590,409
  10,169,396 FNMA, 6.000% due 9/1/08 - 12/1/23..............     9,982,201
   5,697,595 FNMA, 6.500% due 3/1/09 - 11/1/23..............     5,669,706
   3,554,278 FNMA, 7.000% due 1/1/24........................     3,593,127
   6,164,220 FNMA, 7.500% due 12/1/06 - 9/1/23..............     6,331,290
   4,085,442 FNMA, 8.000% due 9/1/02 - 12/1/22..............     4,236,646
   1,311,619 FNMA, 8.500% due 6/1/06 - 6/1/17...............     1,371,544
   2,396,103 FNMA, 9.000% due 10/1/05 - 3/1/18..............     2,529,023
     588,257 FNMA, 9.500% due 4/1/01 - 11/1/21..............       628,294
      79,914 FNMA, 10.000% due 1/1/21.......................        86,706
     251,152 FNMA, 10.750% due 10/1/12......................       276,736
     114,340 FNMA, 12.500% due 6/1/15.......................       131,132
------------------------------------------------------------------------------
                                                                37,426,814
------------------------------------------------------------------------------
 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) -- 23.1%
   8,182,138 GNMA I, 7.000% due 4/15/23 - 1/1/28............     8,272,499
  12,000,000 GNMA I, 7.000% due 3/1/28+.....................    12,131,250
   3,845,203 GNMA I, 7.500% due 9/15/27 - 8/15/27...........     3,949,716
   4,419,084 GNMA I, 8.000% due 9/15/22 - 8/15/23...........     4,583,386
   1,198,617 GNMA I, 8.500% due 5/15/17 - 7/15/27...........     1,267,910
     254,629 GNMA I, 9.000% due 10/15/16....................       273,090
     439,604 GNMA I, 9.500% due 12/15/16 - 8/15/19..........       477,243
     180,064 GNMA I, 11.000% due 7/15/10 - 9/15/10..........       201,839
   7,416,022 GNMA II, 6.500% due 12/20/23 - 5/20/24.........     7,318,649
   1,104,512 GNMA II, 7.000% due 11/20/16...................     1,112,442
   1,763,133 GNMA II, 8.500% due 6/20/16 - 1/20/17..........     1,851,836
   1,000,150 GNMA II, 9.000% due 4/20/17 - 11/20/21.........     1,065,160
------------------------------------------------------------------------------
                                                                42,505,020
------------------------------------------------------------------------------
             TOTAL MORTGAGE-BACKED SECURITIES (Cost --
              $141,961,545).................................   143,426,057
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                          MORTGAGE BACKED INVESTMENTS

    FACE
   AMOUNT                        SECURITY                         VALUE
-------------------------------------------------------------------------------

 REPURCHASE AGREEMENTS -- 21.9%
 $10,297,000 Chase Securities Inc., 5.578% due 3/2/98;
             Proceeds at maturity -- $10,301,786;
             (Fully collateralized by U.S. Treasury Notes,
             5.500% due 11/15/98;
             Market value -- $10,503,130)....................  $ 10,297,000
  30,000,000 Goldman, Sachs & Co., 5.589% due 3/2/98;
             Proceeds at maturity -- $30,013,973;
             (Fully collateralized by U.S. Treasury Notes,
             5.375% due 2/15/01;
             Market value -- $30,614,818)....................    30,000,000
-------------------------------------------------------------------------------
             TOTAL REPURCHASE AGREEMENTS (Cost --
              $40,297,000)...................................    40,297,000
-------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100% (Cost --
              $182,258,545**)................................  $183,723,057
-------------------------------------------------------------------------------

+ Security is traded on a "to-be-announced" basis (See Note 10).
** Aggregate cost for Federal income tax purposes is substantially the same.


                                  [PIE CHART]


                         CLASSIFICATION OF INVESTMENTS


                         FNMA                   20.4%
                         Repurchase
                         Agreement              21.9%
                         GNMA                   23.1%
                         FHLMC                  34.6%



                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                              BALANCED INVESTMENTS

   SHARES                           SECURITY                            VALUE

--------------------------------------------------------------------------------
 COMMON STOCK -- 75.7%
--------------------------------------------------------------------------------
 AEROSPACE -- 4.8%
     29,200 Boeing Co. ............................................  $ 1,584,100
     39,553 Raytheon Co. ..........................................    2,325,030
--------------------------------------------------------------------------------
                                                                       3,909,130
--------------------------------------------------------------------------------
 CAPITAL GOODS -- 3.0%
     53,300 Foster Wheeler Corp. ..................................    1,425,775
     24,700 York International Corp. ..............................    1,085,256
--------------------------------------------------------------------------------
                                                                       2,511,031
--------------------------------------------------------------------------------
 CHEMICAL -- 5.8%
     42,600 Morton International Inc. .............................    1,408,463
     38,200 Praxair, Inc. .........................................    1,826,438
     45,600 Sherwin-Williams Co. ..................................    1,524,750
--------------------------------------------------------------------------------
                                                                       4,759,651
--------------------------------------------------------------------------------
 CONSUMER DURABLES -- 1.9%
     28,400 Masco Corp.+...........................................    1,544,250
--------------------------------------------------------------------------------
 CONSUMER PRODUCTS -- 8.6%
     39,700 American Greetings Corp., Class A Shares...............    1,811,313
     20,500 American Home Products Corp. ..........................    1,921,875
     19,450 Loews Corp. ...........................................    1,951,078
     62,800 Wendy's International Inc. ............................    1,361,975
--------------------------------------------------------------------------------
                                                                       7,046,241
--------------------------------------------------------------------------------
 FINANCIAL SERVICES -- 15.8%
     17,100 Beneficial Corp.+......................................    2,017,800
     22,300 First of America Bank Corp. ...........................    1,732,431
     41,100 First Union Corp. (N.C.)+..............................    2,165,456
     22,000 Fleet Financial Group, Inc. ...........................    1,733,875
     22,400 H.F. Ahmanson & Co.+...................................    1,398,600
     30,700 Providian Financial Corp. .............................    1,742,225
     19,000 U.S. Bancorp...........................................    2,186,188
--------------------------------------------------------------------------------
                                                                      12,976,575
--------------------------------------------------------------------------------
 INSURANCE -- 1.9%
     25,700 Aon Corp. .............................................    1,537,181
--------------------------------------------------------------------------------
 OIL & GAS -- 9.2%
     36,600 Elf Aquitaine SA, Sponsored ADR+.......................    2,093,063
     32,350 Kerr-McGee Corp. ......................................    2,187,669
     17,900 Schlumberger Ltd. .....................................    1,349,212
     86,700 Union Pacific Resources Group, Inc. ...................    1,939,912
--------------------------------------------------------------------------------
                                                                       7,569,856
--------------------------------------------------------------------------------
 PUBLISHING -- 1.8%
     23,400 Gannett Co., Inc. .....................................    1,510,762
--------------------------------------------------------------------------------
 RETAIL -- 1.9%
     26,700 Nordstrom, Inc. .......................................    1,531,078
--------------------------------------------------------------------------------
 TECHNOLOGY -- 5.4%
     19,150 IBM Corp. .............................................    1,999,978
     27,500 Xerox Corp. ...........................................    2,438,906
--------------------------------------------------------------------------------
                                                                       4,438,884
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                              BALANCED INVESTMENTS

   SHARES                          SECURITY                           VALUE

------------------------------------------------------------------------------
 TELECOMMUNICATIONS -- 1.9%
     33,400 MCI Communications Corp. ............................  $ 1,596,938
------------------------------------------------------------------------------
 TELEPHONE -- 3.5%
     22,000 AT&T Corp. ..........................................    1,339,250
     20,200 SBC Communications, Inc. ............................    1,527,625
------------------------------------------------------------------------------
                                                                     2,866,875
------------------------------------------------------------------------------
 TRANSPORTATION -- 5.8%
     15,900 Burlington Northern Santa Fe Corp. ..................    1,584,038
     41,000 Ryder Systems Inc. ..................................    1,504,188
     33,001 Union Pacific Corp. .................................    1,683,051
------------------------------------------------------------------------------
                                                                     4,771,277
------------------------------------------------------------------------------
 TOBACCO -- 2.4%
     46,375 Philip Morris Cos., Inc. ............................    2,014,414
------------------------------------------------------------------------------
 UTILITIES -- 2.0%
     29,000 Duke Energy Corp. ...................................    1,611,312
------------------------------------------------------------------------------
            TOTAL COMMON STOCK (Cost -- $50,349,848).............   62,195,455
------------------------------------------------------------------------------
    FACE
   AMOUNT                          SECURITY                           VALUE
------------------------------------------------------------------------------
 U.S. TREASURY NOTES -- 14.0%
 $9,200,000 U.S. Treasury Notes, 6.625% due 4/30/02..............    9,534,328
  1,800,000 U.S. Treasury Notes, 7.250% due 8/15/04..............    1,953,846
------------------------------------------------------------------------------
            TOTAL U.S. TREASURY NOTES (Cost -- $11,245,906)......   11,488,174
------------------------------------------------------------------------------
 MORTGAGE-BACKED SECURITIES -- 6.0%
------------------------------------------------------------------------------
 FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 1.0%
    199,778 FHLMC, 7.500% due 4/1/10.............................      205,834
    300,000 FHLMC, Multiclass Mortgage PC, 7.000% due 8/15/06....      301,872
    350,000 FHLMC, Multiclass Mortgage PC, 7.500% due 7/15/22....      361,834
------------------------------------------------------------------------------
                                                                       869,540
------------------------------------------------------------------------------
 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) -- 5.0%
    465,273 GNMA, 8.000% due 5/15/22.............................      482,572
    288,146 GNMA, 8.000% due 8/15/22.............................      298,860
    329,132 GNMA, 8.000% due 11/15/22............................      341,370
    180,173 GNMA, 8.500% due 12/15/21............................      190,588
    319,469 GNMA, 9.000% due 5/20/16.............................      340,235
    253,053 GNMA, 9.000% due 7/20/16.............................      269,502
    153,455 GNMA, 9.000% due 3/15/20.............................      164,581
    224,347 GNMA, 9.000% due 3/20/20.............................      238,930
    168,619 GNMA, 9.000% due 5/15/20.............................      180,845
    496,163 GNMA, 9.000% due 6/15/20.............................      532,135
    403,273 GNMA, 9.000% due 6/15/21.............................      432,511
    114,705 GNMA, 9.000% due 6/15/21.............................      123,022
    352,212 GNMA, 9.000% due 4/15/22.............................      377,748
     96,911 GNMA, 9.000% due 6/15/25.............................      103,937
------------------------------------------------------------------------------
                                                                     4,076,836
------------------------------------------------------------------------------
            TOTAL MORTGAGE-BACKED SECURITIES (Cost --
             $4,897,358).........................................    4,946,376
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                              BALANCED INVESTMENTS

    FACE
   AMOUNT   RATINGS                    SECURITY                         VALUE

--------------------------------------------------------------------------------
 CORPORATES BONDS & NOTES -- 3.3%
--------------------------------------------------------------------------------
 BANKING -- 1.0%
                    NationsBank Corp., Senior Note, 5.375% due
 $  600,000  Aa3*   4/15/00.......................................   $   593,250
                    Salomon Brothers, Series C, Medium Term Note,
    200,000  A      6.750% due 2/15/00............................       202,250
--------------------------------------------------------------------------------
                                                                         795,500
--------------------------------------------------------------------------------
 ELECTRICAL EQUIPMENT -- 0.5%
    400,000  A      Texas Instruments Inc., 6.875% due 7/15/00....       409,000
--------------------------------------------------------------------------------
 FINANCIAL SERVICES -- 1.4%
                    Ford Motor Credit Co., Notes:
    150,000  A1*    5.625% due 12/15/98...........................       149,718
    200,000  A1*    7.250% due 5/15/99............................       203,026
    400,000  A1*    5.750% due 1/25/01............................       398,000
    400,000  A      Household Finance Co., 6.450% due 3/15/01.....       405,000
--------------------------------------------------------------------------------
                                                                       1,155,744
--------------------------------------------------------------------------------
 TECHNOLOGY -- 0.3%
    200,000  A      Lucent Technologies Inc., 6.900% due 7/15/01..       206,000
--------------------------------------------------------------------------------
 TOBACCO -- 0.1%
                    Philip Morris Cos., Inc., Note, 7.375% due
    100,000  A      2/15/99.......................................       101,250
--------------------------------------------------------------------------------
                    TOTAL CORPORATE BONDS & NOTES (Cost --
                     $2,654,341)..................................     2,667,494
--------------------------------------------------------------------------------
                    SUB-TOTAL INVESTMENTS (Cost -- $69,147,453)...    81,297,499
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 1.0%
    837,000         Goldman, Sachs & Co., 5.589% due 3/2/98;
                    Proceeds at maturity -- $837,390;
                    (Fully collateralized by U.S. Treasury Notes,
                    5.375% due 2/15/01;
                    Market value -- $854,153) (Cost -- $837,000)..       837,000
--------------------------------------------------------------------------------
                    TOTAL INVESTMENTS -- 100% (Cost --
                     $69,984,453**)...............................   $82,134,499
--------------------------------------------------------------------------------

+ A portion of this security is on loan (See Note 12).
** Aggregate cost for Federal income tax purposes is substantially the same.
  See page 116 for definition of ratings.


                                  [PIE CHART]


                         CLASSIFICATION OF INVESTMENTS


                 Repurchase Agreement           1.0%
                 Technology                     5.7%
                 Transportation                 5.8%
                 Mortgage-Backed Securities     6.0%
                 Consumer Products              8.6%
                 Oil & Gas                      9.2%
                 U.S. Treasury Notes           14.0%
                 Financial Services            17.2%
                 Corporate Bonds, Notes &
                 Other Common Stocks           32.5%



                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                 LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                          SECURITY                             VALUE

--------------------------------------------------------------------------------
 COMMON STOCK -- 98.9%
--------------------------------------------------------------------------------
 AEROSPACE -- 0.8%
 134,000 Boeing Co. ............................................  $    7,269,500
 131,922 Raytheon Co., Class A Shares...........................       7,731,751
--------------------------------------------------------------------------------
                                                                      15,001,251
--------------------------------------------------------------------------------
 BASIC INDUSTRIES -- 6.6%
  32,200 AK Steel Holding Corp. ................................         601,737
  27,200 Akzo Nobel N.V. .......................................       2,760,800
  79,900 Aluminum Co. of America................................       5,862,662
 379,100 Bethlehem Steel Corp.+.................................       4,027,937
 164,200 British Steel PLC ADR..................................       4,053,687
  94,200 Browning Ferris Industries, Inc. ......................       3,138,037
 125,200 Case Corp. ............................................       8,145,825
 260,800 Caterpillar Inc. ......................................      14,246,200
  36,800 Cooper Cameron Corp.+..................................       1,973,400
 100,800 Crown Cork & Seal, Inc. ...............................       5,443,200
 159,550 Dow Chemical Corp. ....................................      14,598,825
  71,900 Dresser Industries Inc. ...............................       3,213,031
 315,500 E.I. du Pont De Nemours & Co. .........................      19,344,093
  15,000 Great Lakes Chemical Corp. ............................         729,375
 114,600 IMC Global Inc. .......................................       4,376,287
 127,200 Inco Ltd. .............................................       2,249,850
  34,200 Inland Steel Industries, Inc. .........................         705,375
  40,400 Lubrizol Corp. ........................................       1,557,925
  56,000 Lyondell Petrochemical Co. ............................       1,526,000
  60,000 Martin Marietta Materials, Inc. .......................       2,283,750
  60,700 Millenium Chemicals, Inc. .............................       1,566,818
   8,400 Morton International, Inc. ............................         277,725
  26,000 NGC Corp. .............................................         403,000
  37,000 Phelps Dodge Corp. ....................................       2,349,500
  89,600 Reynolds Metals Co. ...................................       5,583,200
  18,900 Rohm & Haas Co. .......................................       1,926,618
  94,100 The Timken Co. ........................................       3,034,725
 142,600 Union Carbide Corp. ...................................       6,621,987
  10,000 USG Corp.+.............................................         546,250
 100,000 USX-U.S. Steel Group, Inc. ............................       3,512,500
  34,600 Witco Corp. ...........................................       1,377,512
--------------------------------------------------------------------------------
                                                                     128,037,831
--------------------------------------------------------------------------------
 CAPITAL GOODS -- 5.1%
   5,728 Autoliv, Inc. .........................................         176,852
  29,400 Avnet, Inc. ...........................................       1,874,250
  59,700 Crane Co. .............................................       2,925,300
  25,100 Cummins Engine Co., Inc. ..............................       1,452,662
  49,100 Dana Corp. ............................................       2,679,018
 155,500 Deere & Co. ...........................................       8,727,437
  70,900 Eaton Corp. ...........................................       6,810,831
  78,200 General Dynamics Corp. ................................       6,783,850
   7,411 Halter Marine Group, Inc.+.............................         145,440
  16,200 Harnischfeger Industries, Inc. ........................         573,075
 116,700 Ingersoll-Rand Co. ....................................       5,557,837
  20,700 International Game Technology..........................         501,975
  74,600 Johnson Controls Inc. .................................       4,144,962
  20,500 Lafarge Corp. .........................................         688,031
  40,200 Lockheed Martin Corp. .................................       4,690,837
 132,900 LucasVarity PLC ADR....................................       5,000,362

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                 LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                          SECURITY                             VALUE

--------------------------------------------------------------------------------
 CAPITAL GOODS -- 5.1% (CONTINUED)
  51,100 Navistar International Corp.+..........................  $    1,552,162
  20,100 Northrop Grumman Corp. ................................       2,793,900
  95,000 PACCAR Inc. ...........................................       6,014,687
  78,200 Parker-Hannifin Corp. .................................       3,646,075
  76,900 Textron, Inc. .........................................       5,762,693
  12,800 Thiokol Corp. .........................................       1,224,000
  66,800 TRW Inc. ..............................................       3,661,475
 155,300 United Technologies Corp. .............................      13,870,231
  52,600 Vulcan Materials Co. ..................................       5,292,875
  26,900 Xerox Corp. ...........................................       2,385,693
--------------------------------------------------------------------------------
                                                                      98,936,510
--------------------------------------------------------------------------------
 CONSUMER DURABLES -- 4.2%
  43,800 AGCO Corp. ............................................       1,231,875
  97,594 Chrysler Corp. ........................................       3,800,066
 564,250 Ford Motor Co. ........................................      31,915,390
 340,550 General Motors Corp. ..................................      23,476,665
 131,800 Goodyear Tire & Rubber Co. ............................       9,110,675
  89,500 Owens-Illinois, Inc.+..................................       3,434,562
 116,900 Whirlpool Corp. .......................................       7,810,381
--------------------------------------------------------------------------------
                                                                      80,779,614
--------------------------------------------------------------------------------
 CONSUMER PRODUCTS -- 3.4%
 316,900 Archer-Daniels-Midland Co. ............................       7,110,443
 106,400 Brunswick Corp. .......................................       3,378,200
  60,800 Centex Corp. ..........................................       4,442,200
  55,100 Cooper Tire & Rubber Co. ..............................       1,270,743
  70,600 Deluxe Corp. ..........................................       2,404,812
  20,000 Estee Lauder Cos., Class A Shares......................       1,170,000
 136,250 Hasbro Inc. ...........................................       4,947,578
  34,000 Johns Manville Corp. ..................................         410,125
  85,800 Lear Corp.+............................................       4,536,675
 100,900 Liz Claiborne, Inc. ...................................       5,045,000
 100,000 Masco Corp. ...........................................       5,437,500
  57,500 Polaroid Corp. ........................................       2,634,218
  70,000 Premark International Inc. ............................       2,178,750
 347,830 RJR Nabisco Holdings Corp. ............................      12,021,874
  67,400 Teradyne, Inc.+........................................       3,180,437
 107,800 Universal Corp. .......................................       5,120,500
--------------------------------------------------------------------------------
                                                                      65,289,055
--------------------------------------------------------------------------------
 CONSUMER SERVICES -- 2.3%
  30,403 Ascent Entertainment Group, Inc.+......................         326,832
  77,200 Beverly Enterprises, Inc.+.............................       1,172,475
 166,300 The Dun & Bradstreet Corp. ............................       5,571,050
  18,900 FDX Corp.+.............................................       1,203,693
 162,400 First Data Corp. ......................................       5,521,600
 120,100 Host Marriott Corp.+...................................       2,379,481
  42,000 Pittston Brink's Group Inc. ...........................       1,622,250
  27,800 Promus Hotel Corp.+....................................       1,341,350
  30,853 Reuters Group PLC ADR..................................       1,847,323
  33,200 Stewart Enterprises, Inc., Class A Shares..............       1,564,550
 160,000 Time Warner, Inc. .....................................      10,800,000
  95,300 Viacom, Inc.+..........................................       4,574,400

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                 LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                          SECURITY                             VALUE

--------------------------------------------------------------------------------
 CONSUMER SERVICES -- 2.3% (CONTINUED)
  30,000 Viad Corp. ............................................  $      725,625
 268,200 Waste Management, Inc. ................................       6,705,000
--------------------------------------------------------------------------------
                                                                      45,355,629
--------------------------------------------------------------------------------
 DIVERSIFIED -- 1.4%
  30,000 Aeroquip-Vickers, Inc. ................................       1,741,875
  43,400 Allied Signal Inc. ....................................       1,847,212
  98,000 CBS Corp.+ ............................................       3,031,875
  35,900 Cooper Industries, Inc. ...............................       2,014,887
  69,500 General Electric Co. ..................................       5,403,625
  16,000 Harsco Corp. ..........................................         670,000
 110,000 MCN Energy Group Inc. .................................       4,049,375
  26,100 National Service Industries, Inc. .....................       1,446,918
 296,900 News Corp. Ltd. -- Sponsored ADR Preferred.............       6,439,018
--------------------------------------------------------------------------------
                                                                      26,644,785
--------------------------------------------------------------------------------
 ENERGY -- 11.1%
 164,600 Amoco Corp. ...........................................      13,991,000
  52,300 Ashland Inc. ..........................................       2,912,456
 141,800 Atlantic Richfield Co. ................................      11,024,950
  53,800 BJ Services Co.+.......................................       1,849,375
  55,500 British Petroleum PLC ADR..............................       4,589,156
  99,400 Burlington Resources Inc. .............................       4,448,150
  28,000 Cabot Corp. ...........................................         987,000
  81,000 CalEnergy Co., Inc.+...................................       2,171,812
 253,300 Chevron Corp. .........................................      20,548,962
  80,000 Columbia Energy Group..................................       6,105,000
  36,000 Consolidated Natural Gas Co. ..........................       2,070,000
 112,900 Elf Aquitaine SA Sponsored ADR.........................       6,456,468
 890,400 Exxon Corp. ...........................................      56,874,384
  50,000 Helmerich & Payne Inc. ................................       1,446,875
 110,100 MidAmerican Energy Holdings Co. .......................       2,284,575
 397,500 Mobil Oil Corp. .......................................      28,793,906
  13,900 Murphy Oil Corp. ......................................         694,131
  68,700 Nicor, Inc. ...........................................       2,825,287
  21,350 Noble Drilling Corp.+..................................         605,806
  87,000 Oryx Energy Co.+.......................................       2,213,062
   8,300 Pacific Enterprises....................................         301,393
  20,200 Pennzoil Co. ..........................................       1,352,137
  28,200 Rowan Cos., Inc.+......................................         794,887
  31,150 Sonat Inc. ............................................       1,343,343
  50,800 Sun Co., Inc. .........................................       2,028,825
 192,000 Texaco Inc. ...........................................      10,716,000
  42,300 Tidewater, Inc. .......................................       1,882,350
 176,000 Tosco Corp. ...........................................       6,534,000
 142,600 Unocal Corp. ..........................................       5,374,237
 138,400 USX Marathon Group, Inc. ..............................       4,783,450
 119,600 Utilicorp United, Inc. ................................       4,305,600
  37,200 Valero Energy Corp. ...................................       1,320,600
--------------------------------------------------------------------------------
                                                                     213,629,177
--------------------------------------------------------------------------------
 FINANCIAL SERVICES -- 20.3%
 160,200 A.G. Edwards, Inc. ....................................       6,738,412
  48,000 American Express Co. ..................................       4,323,000
  20,000 American General Corp. ................................       1,162,500
 135,410 Banc One Corp. ........................................       7,650,665
  68,280 Bank of Boston Corp. ..................................       6,806,662

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                 LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                          SECURITY                             VALUE

--------------------------------------------------------------------------------
 FINANCIAL SERVICES -- 20.3% (CONTINUED)
 129,400 Bank of New York Co., Inc. ............................  $    7,577,987
 387,800 BankAmerica Corp. .....................................      30,054,500
  57,300 Bankers Trust New York Corp. ..........................       6,775,725
 176,591 Bear Stearns Cos., Inc. ...............................       8,233,555
 196,904 Chase Manhattan Corp. .................................      24,428,402
 212,700 Citicorp, Inc. ........................................      28,182,750
  35,000 Comdisco, Inc. ........................................       1,459,062
  43,400 Comerica, Inc. ........................................       4,375,262
  21,000 Commerce Bancshares, Inc. .............................       1,501,500
  51,050 Compass Bancshares, Inc. ..............................       2,348,300
  27,400 Corestates Financial Corp. ............................       2,313,587
  85,300 Countrywide Credit Industries, Inc. ...................       3,790,518
  50,000 Dime Bancorp, Inc. ....................................       1,525,000
  72,000 Donaldson, Lufkin & Jenrette Securities Corp. .........       5,895,000
  72,695 First Chicago NBD Corp. ...............................       5,974,620
  67,200 First of America Bank Corp. ...........................       5,220,600
  34,350 First SEC Corp. .......................................         796,490
 409,260 First Union Corp. .....................................      21,562,886
  15,000 The Finova Group, Inc. ................................         825,000
 135,626 Fleet Financial Group, Inc. ...........................      10,689,024
  55,200 Golden State Bancorp, Inc.+............................       1,966,500
  32,700 Golden West Financial Corp. ...........................       2,918,475
  70,000 Greenpoint Financial Corp. ............................       5,197,500
 187,500 H.F. Ahmanson & Co. ...................................      11,707,031
  56,500 J.P. Morgan & Co., Inc. ...............................       6,751,750
 190,800 Kansas City Southern Industries, Inc. .................       7,095,375
  45,200 KeyCorp ...............................................       3,166,825
 157,100 Lehman Brothers Holding Inc. ..........................       9,907,118
 100,200 Mellon Bank Corp. .....................................       5,975,600
 214,400 Merrill Lynch & Co. ...................................      15,343,000
  80,200 The Money Store, Inc. .................................       1,999,987
 329,880 Morgan Stanley, Dean Witter, Discover & Co. ...........      22,988,512
  89,900 National City Corp. ...................................       5,865,975
 404,756 NationsBank Corp. .....................................      27,725,786
  32,200 North Fork Bancorporation, Inc. .......................       1,100,837
  50,000 Northern Trust Corp. ..................................       3,803,125
 154,700 Norwest Corp. .........................................       6,333,031
 185,700 PaineWebber Group, Inc. ...............................       7,799,400
  99,000 PNC Bank Corp. ........................................       5,494,500
  74,600 Popular, Inc. .........................................       3,900,181
  28,800 Provident Financial Group, Inc. .......................       1,476,000
  53,900 Republic New York Corp. ...............................       6,521,900
  89,850 Southtrust Corp. ......................................       3,672,618
 132,100 State Street Corp. ....................................       8,165,431
 103,450 SLM Holding Corp. .....................................       4,273,778
  39,400 Suntrust Banks, Inc. ..................................       2,905,750
  18,100 UnionBanCal Corp. .....................................       1,685,562
  79,500 Washington Mutual, Inc. ...............................       5,336,437
--------------------------------------------------------------------------------
                                                                     391,288,991
--------------------------------------------------------------------------------
 FOODS -- 1.4%
  61,000 Dean Foods Co. ........................................       3,355,000
  45,500 Interstate Bakeries Corp. .............................       1,524,250
  56,000 Kellogg Co. ...........................................       2,387,000
  35,500 Kroger Co.+............................................       1,499,875
  95,200 McDonald's Corp. ......................................       5,212,200

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                 LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                         SECURITY                             VALUE

-------------------------------------------------------------------------------
 FOODS -- 1.4% (CONTINUED)
 127,100 Quaker Oats Co. ......................................  $    6,847,512
  45,000 Sara Lee Corp. .......................................       2,542,500
 164,700 Tricon Global Restaurants, Inc.+......................       4,673,362
-------------------------------------------------------------------------------
                                                                     28,041,699
-------------------------------------------------------------------------------
 HEALTH CARE -- 4.1%
  92,800 Aetna, Inc. ..........................................       8,108,400
  12,280 Allegiance Corp. .....................................         428,265
  89,900 Amgen Inc.+...........................................       4,775,937
   3,000 Beckman Instruments, Inc. ............................         145,125
 178,400 Bristol-Myers Squibb & Co. ...........................      17,873,450
 329,700 Columbia/HCA Healthcare Corp. ........................       8,943,112
  55,500 C.R. Bard, Inc. ......................................       1,935,562
 169,800 Foundation Health Systems, Inc., Class A Shares+......       4,701,337
   4,461 Fresenius Medical Care AG, Class A Shares+............         102,324
  40,100 Mallinckrodt, Inc. ...................................       1,556,381
  53,700 McKesson Corp. .......................................       2,799,112
 107,182 Meditrust Corp. ......................................       3,295,846
 110,000 Pharmacia & Upjohn, Inc. .............................       4,351,875
  35,133 PharMerica, Inc.+.....................................         456,729
 326,065 Tenet Healthcare Corp.+...............................      12,166,300
  70,370 Vencor, Inc.+.........................................       2,018,739
  98,700 Wellpoint Health Networks, Inc., Class A Shares+......       5,767,781
-------------------------------------------------------------------------------
                                                                     79,426,275
-------------------------------------------------------------------------------
 INSURANCE -- 7.6%
  30,235 Aegon N.V. ...........................................       3,401,437
   5,628 Allegheny Corp.+......................................       1,919,148
  86,800 Allmerica Financial Corp. ............................       5,338,200
 179,505 Allstate Corp. .......................................      16,738,841
  51,600 Ambac Financial Group, Inc. ..........................       2,747,700
  17,100 American Financial Group, Inc. .......................         691,481
  45,000 American International Group Inc. ....................       5,408,437
   1,200 American National Insurance Co. ......................         116,400
  57,700 Chubb Corp. ..........................................       4,605,181
  68,250 CIGNA Corp. ..........................................      13,035,750
 200,600 Conseco, Inc. ........................................       9,415,662
 346,600 The Equitable Companies, Inc. ........................      18,131,512
 234,350 Everest Reinsurance Holdings, Inc. ...................       8,641,656
  44,000 General Resources Corp. ..............................       9,372,000
  98,600 Hartford Financial Services Group, Inc. ..............       9,687,450
  27,900 ITT Industries, Inc. .................................         955,575
  32,850 Liberty Financial Companies, Inc. ....................       1,190,812
  55,000 Loews Corp. ..........................................       5,517,187
  37,600 Marsh & McLennan Cos., Inc. ..........................       3,259,450
  63,800 MBIA Inc. ............................................       4,669,362
 100,200 Ohio Casualty Corp. ..................................       4,684,350
 110,100 Old Republic International Corp. .....................       4,644,843
  96,200 Safeco Corp. .........................................       5,044,487
  16,100 The St. Paul Cos., Inc. ..............................       1,426,862
  81,400 Torchmark Corp. ......................................       3,790,187
  13,000 Transamerica Corp. ...................................       1,513,687
-------------------------------------------------------------------------------
                                                                    145,947,657
-------------------------------------------------------------------------------
 PAPER AND FOREST PRODUCTS -- 0.6%
  11,200 Consolidated Papers, Inc. ............................         650,300
   3,971 Deltic Timber Corp. ..................................         111,684

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                 LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                          SECURITY                             VALUE

--------------------------------------------------------------------------------
 PAPER AND FOREST PRODUCTS -- 0.6% (CONTINUED)
  97,300 Fort James Corp. ......................................  $    4,414,987
  39,900 Georgia Pacific Corp. .................................       2,341,631
  38,500 International Paper Co. ...............................       1,795,062
 120,300 Louisiana Pacific Corp. ...............................       2,639,081
--------------------------------------------------------------------------------
                                                                      11,952,745
--------------------------------------------------------------------------------
 PUBLISHING -- 0.9%
  19,800 Central Newspapers, Inc. ..............................       1,414,462
  26,800 Dow Jones & Co., Inc. .................................       1,376,850
  28,000 Gannett Co. ...........................................       1,807,750
  48,400 Knight Ridder, Inc. ...................................       2,722,500
  40,000 The McGraw Hill Cos., Inc. ............................       3,025,000
  78,600 The New York Times Co., Class A Shares.................       5,143,387
  28,800 Valassis Communications, Inc.+.........................       1,098,000
     300 Washington Post, Class B Shares........................         148,050
--------------------------------------------------------------------------------
                                                                      16,735,999
--------------------------------------------------------------------------------
 REAL ESTATE -- 0.2%
 183,800 Health & Retirement Property Trust.....................       3,676,000
--------------------------------------------------------------------------------
 RETAIL -- 4.3%
  55,700 Albertsons, Inc. ......................................       2,607,456
 239,900 American Stores Co. ...................................       6,042,481
 127,000 Circuit City Stores....................................       4,905,375
 100,700 Costco Companies, Inc.+................................       4,921,712
 157,600 Dayton-Hudson Corp. ...................................      12,184,450
 268,400 Federated Department Stores, Inc.+.....................      12,581,250
  37,400 Footstar, Inc.+........................................       1,122,000
 129,000 Harcourt General Inc. .................................       6,966,000
  25,000 Nordstrom, Inc. .......................................       1,433,593
 110,500 Office Depot, Inc.+....................................       3,045,656
  59,200 Payless ShoeSource, Inc.+..............................       3,981,200
  31,300 Sears Roebuck & Co. ...................................       1,660,856
  42,700 SUPERVALU, Inc. .......................................       2,033,588
  74,200 Tandy Corp. ...........................................       3,301,900
 145,900 Toys "R" Us, Inc.+.....................................       3,829,875
 135,800 VF Corp. ..............................................       6,475,962
 212,800 Woolworth Corp.+.......................................       5,054,000
--------------------------------------------------------------------------------
                                                                      82,147,354
--------------------------------------------------------------------------------
 TECHNOLOGY -- 5.1%
 117,800 Applied Materials, Inc.+...............................       4,336,512
  55,000 Arrow Electronics, Inc.+...............................       1,832,187
 205,500 Compaq Computer Corp. .................................       6,588,843
  19,100 Dallas Semiconductor Corp. ............................         907,250
  75,000 Digital Equipment Corp.+...............................       4,270,312
  56,100 Intel Corp. ...........................................       5,031,468
 369,100 International Business Machines Corp. .................      38,547,881
 151,500 Lam Research Corp.+....................................       4,298,812
  67,550 Litton Industries, Inc.+...............................       4,204,987
  80,000 National Semiconductor Corp.+..........................       1,910,000
 110,100 Philips Electronics N.V. ..............................       8,574,037
  49,200 Pitney Bowes, Inc. ....................................       2,306,250
  95,000 Read-Rite Corp.+.......................................       1,353,750
 151,700 Storage Technology Corp., Class A Shares+..............      10,353,525
  51,850 Tektronix, Inc. .......................................       2,313,806

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                 LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                          SECURITY                             VALUE

--------------------------------------------------------------------------------
 TECHNOLOGY -- 5.1% (CONTINUED)
  87,400 Unisys Corp.+..........................................  $    1,562,275
  53,600 Western Digital Corp.+.................................         978,200
--------------------------------------------------------------------------------
                                                                      99,370,095
--------------------------------------------------------------------------------
 TELECOMMUNICATIONS -- 10.3%
 157,800 ACNielsen Corp.+.......................................       3,945,000
 313,700 Alcatel Alsthom CGE -- Sponsored ADR...................       8,215,018
  42,200 ALLTEL Corp. ..........................................       1,928,012
 453,300 Ameritech Corp. .......................................      18,896,943
 636,600 AT&T Corp. ............................................      38,753,025
 355,179 Bell Atlantic Corp. ...................................      31,877,315
 437,200 Bellsouth Corp. .......................................      26,669,200
  42,400 Century Telephone Enterprises, Inc. ...................       2,586,400
       6 Commscope, Inc.+.......................................              80
 362,900 GTE Corp...............................................      19,641,962
 314,818 SBC Communications, Inc................................      23,808,111
 148,200 Scientific-Atlanta Corp................................       2,593,500
  55,200 Sprint Corp............................................       3,643,200
 260,900 U.S. West Communications Group.........................      13,583,106
  75,000 Worldcom, Inc.+........................................       2,864,062
--------------------------------------------------------------------------------
                                                                     199,004,934
--------------------------------------------------------------------------------
 TOBACCO -- 0.4%
  56,900 Gallaher Group PLC ADR.................................       1,315,812
 154,400 Phillip Morris Cos., Inc. .............................       6,706,750
--------------------------------------------------------------------------------
                                                                       8,022,562
--------------------------------------------------------------------------------
 TRANSPORTATION -- 2.7%
  77,700 AMR Corp.+.............................................       9,833,906
  42,400 Burlington Northern Santa Fe Corp......................       4,224,100
 238,300 Canadian Pacific Ltd...................................       6,806,443
  78,200 CNF Transportation, Inc................................       3,059,575
  18,350 Delta Airlines, Inc....................................       2,074,696
 102,900 Southwest Airlines Co..................................       2,951,943
  93,500 UAL Corp.+.............................................       7,959,187
 144,300 Union Pacific Corp.....................................       7,359,300
 128,600 US Airways Group, Inc.+................................       8,141,987
--------------------------------------------------------------------------------
                                                                      52,411,137
--------------------------------------------------------------------------------
 UTILITIES -- 6.1%
   5,950 Allegheny Energy, Inc..................................         181,846
  22,900 American Electric Power, Inc...........................       1,099,200
  86,300 Baltimore Gas & Electric Co............................       2,723,843
 112,500 Boston Edison Co.......................................       4,366,406
 138,150 CMS Energy Corp........................................       6,113,137
  74,600 Coastal Corp...........................................       4,746,425
 167,200 Consolidated Edison, Inc...............................       7,106,000
  48,500 Dominion Resources, Inc................................       1,933,937
 109,950 DQE, Inc...............................................       3,648,965
  55,400 Duke Energy Corp.......................................       3,078,162
 314,600 Edison International...................................       8,690,825
  96,000 Enova Corp.............................................       2,448,000
 184,350 Entergy Corp...........................................       5,334,628
 125,857 FirstEnergy Corp.......................................       3,641,986
  76,300 FPL Group, Inc.........................................       4,430,168
 129,800 GPU, Inc...............................................       5,216,337
  99,300 Illinova Corp..........................................       2,755,575

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                 LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

   SHARES                         SECURITY                            VALUE

--------------------------------------------------------------------------------
 UTILITIES -- 6.1% (CONTINUED)
      54,600 IPALCO Enterprises, Inc...........................   $    2,330,737
      18,150 KU Energy Corp....................................          703,312
      75,500 LG&E Energy Corp..................................        1,807,281
      69,800 Long Island Lighting Co...........................        2,163,800
      46,000 National Fuel Gas Co..............................        2,144,750
      41,500 New Century Energies, Inc.........................        1,934,937
      22,700 New England Electric System.......................          956,237
     105,700 New York State Electric & Gas Corp................        3,970,356
         100 Northern States Power Co..........................            5,493
     218,900 Phillips Petroleum Co. ...........................       10,726,100
     229,200 Pinnacle West Capital Corp. ......................        9,354,225
     159,800 Public Services Enterprise Group, Inc. ...........        5,153,550
     323,900 Southern Co. .....................................        7,996,281
      34,100 Texas Utilities Co. ..............................        1,378,918
      28,800 Washington Water Power Co. .......................          658,800
--------------------------------------------------------------------------------
                                                                     118,800,217
--------------------------------------------------------------------------------
             TOTAL COMMON STOCK (Cost -- $1,389,693,854).......    1,910,499,517
--------------------------------------------------------------------------------
 PREFERRED STOCK -- 0.0%
--------------------------------------------------------------------------------
 HEALTH CARE -- 0.0%
       6,350 Fresenius Medical Care AG, Class D Shares+
              (Cost -- $864)...................................              349
--------------------------------------------------------------------------------
             SUB-TOTAL INVESTMENTS (Cost -- $1,389,694,718)....    1,910,499,866
--------------------------------------------------------------------------------
    FACE
   AMOUNT                         SECURITY                            VALUE
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 1.1%
 $21,206,000 Goldman, Sachs & Co., 5.589% due 3/2/98; Proceeds
             at maturity -- $21,215,877;
             (Fully collateralized by U.S. Treasury Notes,
             5.375% due 2/15/01;
             Market value -- $21,640,594) (Cost -- $21,206,000)
             ..................................................       21,206,000
--------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100% (Cost --
               $1,410,900,718**)...............................   $1,931,705,866
--------------------------------------------------------------------------------

+ Non-income producing security.
** Aggregate cost for Federal income tax purposes is substantially the same.


                                  [PIE CHART]


                         CLASSIFICATION OF INVESTMENTS


                 Repurchase Agreement                     1.1%
                 Retail                                   4.3%
                 Capital Goods                            5.1%
                 Technology                               5.1%
                 Utilities                                6.1%
                 Basic Industries                         6.6%
                 Insurance                                7.6%
                 Telecommunications                      10.3%
                 Energy                                  11.1%
                 Financial Services                      20.3%
                 Other Common and Preferred Stock        22.4%



                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                    LARGE CAPITALIZATION GROWTH INVESTMENTS

 SHARES                          SECURITY                             VALUE

--------------------------------------------------------------------------------
 COMMON STOCK -- 98.3%
--------------------------------------------------------------------------------
 ADVERTISING -- 0.3%
  41,200 Interpublic Group Cos., Inc.#..........................  $    2,245,400
   5,200 MSC Industrial Direct Corp. ...........................         248,625
  53,000 Omnicom Group..........................................       2,424,750
  20,100 Reynolds & Reynolds, Class A Shares....................         427,125
--------------------------------------------------------------------------------
                                                                       5,345,900
--------------------------------------------------------------------------------
 AEROSPACE -- 0.6%
 222,300 Boeing Co. ............................................      12,059,775
--------------------------------------------------------------------------------
 BASIC INDUSTRIES -- 2.6%
 213,200 AES Corp.+.............................................       9,380,800
   8,600 Apollo Group, Inc., Class A Shares+#...................         364,425
  14,700 Bemis, Inc. ...........................................         662,419
  25,900 Corrections Corp. of America+#.........................         990,675
  32,150 Engelhard Corp. .......................................         582,719
  14,900 Federal Signal Corp. ..................................         350,150
   3,700 Foster Wheeler Corp. ..................................          98,975
   1,800 Harsco Corp. ..........................................          75,375
  31,600 Hercules Inc. .........................................       1,526,675
  32,900 Honeywell, Inc. .......................................       2,607,325
 166,500 Kimberly-Clark Corp. ..................................       9,271,969
  40,000 Maxim Integrated Products, Inc.+.......................       1,615,000
 194,000 Monsanto Co. ..........................................       9,869,750
   7,000 Morton International, Inc. ............................         231,437
   4,600 PPG Industries Inc. ...................................         298,138
  51,600 Praxair, Inc. .........................................       2,467,125
  14,640 Solutia Inc. ..........................................         399,855
   3,000 Textron, Inc. .........................................         224,812
  61,020 U.S.A. Waste Service Inc.+#............................       2,539,958
  11,000 Worthington Industries, Inc. ..........................         188,375
  64,600 Xerox Corp. ...........................................       5,729,212
--------------------------------------------------------------------------------
                                                                      49,475,169
--------------------------------------------------------------------------------
 BROADCASTING -- 0.2%
  20,400 Ameritech Corp. .......................................         850,426
     700 Armstrong World Industries, Inc. ......................          54,950
   3,300 Century Telephone Enterprises, Inc. ...................         201,300
   2,600 The E.W. Scripps Co., Class A Shares...................         137,963
  15,000 Liberty Media Group, Class A Shares....................         411,563
   4,200 Lin Television Corp.+..................................         231,525
  13,300 Meredith Corp. ........................................         571,068
   6,900 Univision Communications, Inc.+........................         264,788
   6,900 USA Network Inc. ......................................         355,350
--------------------------------------------------------------------------------
                                                                       3,078,933
--------------------------------------------------------------------------------
 CAPITAL GOODS -- 7.0%
   2,800 Air Products and Chemicals, Inc. ......................         235,025
  18,800 Airgas Inc.+...........................................         337,225
  38,600 Allegheny Teledyne Inc. ...............................       1,047,025
 155,700 Allied Signal Inc. ....................................       6,626,982
  26,000 American Power Conversion Corp.+.......................         754,000
   2,800 Betzdearborn Inc. .....................................         179,725
 114,200 Comcast Corp., Class A Shares..........................       3,997,000
  22,500 Crompton & Knowles Corp. ..............................         677,813

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                    LARGE CAPITALIZATION GROWTH INVESTMENTS

 SHARES                          SECURITY                             VALUE

--------------------------------------------------------------------------------
 CAPITAL GOODS -- 7.0% (CONTINUED)
  14,700 Cytec Industries Inc.+.................................  $      718,463
  10,900 Dover Corp. ...........................................         421,013
  49,100 Equifax Inc. ..........................................       1,764,532
  10,300 Ethyl Corp. ...........................................          84,975
   6,300 Fluor Corp. ...........................................         296,494
 980,600 General Electric Co. ..................................      76,241,650
       9 Halter Marine Group, Inc.+.............................             177
   8,700 Illinois Tool Works, Inc. .............................         521,457
  30,900 International Game Technology..........................         749,325
  12,400 Lam Research Corp.#....................................         351,850
  29,800 Leggett & Platt, Inc.#.................................       1,495,587
     700 Lyondell Petrochemical Co. ............................          19,075
  66,800 Minnesota Mining & Manufacturing Co. ..................       5,698,875
  11,000 Novellus Systems Inc. .................................         527,312
  23,100 Nucor Corp. ...........................................       1,189,650
   7,700 Owens Corning#.........................................         237,738
  40,800 Pall Corp. ............................................         854,250
   8,300 Presstek Inc.+#........................................         210,612
  14,000 Progressive Corp. - Ohio...............................       1,622,250
  27,900 Raychem Corp. .........................................       1,211,907
   9,650 RPM Inc.+ .............................................         164,050
   9,400 Sigma Aldrich#.........................................         371,300
   1,400 Tektronix, Inc. .......................................          62,475
   3,400 Teleflex Inc. .........................................         137,913
  41,550 Thermo Electron Corp.+.................................       1,703,550
 304,100 Tyco International Ltd. ...............................      15,433,075
  65,700 United Technologies Corp. .............................       5,867,832
   6,200 Valassis Communications, Inc. .........................         236,375
  24,300 W.R. Grace & Co. ......................................       2,039,682
   3,700 York International Corp. ..............................         162,568
--------------------------------------------------------------------------------
                                                                     134,250,807
--------------------------------------------------------------------------------
 COMPUTER SERVICES -- 6.9%
  23,900 Adobe Systems, Inc. ...................................       1,056,082
  29,100 Altera Corp.+#.........................................       1,254,938
  33,700 America Online, Inc.+#.................................       4,081,913
  14,400 Autodesk Inc. .........................................         682,200
  95,700 Automatic Data Processing Inc. ........................       5,843,682
  61,600 Bay Networks Inc.+#....................................       2,086,700
  33,300 BMC Softeware Inc.+#...................................       2,547,450
  68,300 Cadence Design System, Inc.+#..........................       2,386,232
  25,000 Ceridian Corp.+........................................       1,164,063
   4,800 DST Systems Inc.+......................................         253,800
  19,300 Electronic Arts Inc.+..................................         851,613
 103,100 Electronic Data Systems Corp. .........................       4,517,069
 161,400 EMC Corp.+#............................................       6,173,550
  24,700 Fore Systems, Inc.+....................................         396,744
  21,600 Gateway 2000 Inc.+#....................................         950,400
  13,700 Gtech Holdings Corp.+..................................         483,782
 266,400 Hewlett-Packard Co. ...................................      17,848,800
  26,600 Informix Corp.+ .......................................         207,813
  13,900 Ingram Micro, Inc.+ ...................................         536,888
 534,700 Intel Corp. ...........................................      47,955,907
  12,600 Intuit Inc.+...........................................         585,900
  73,400 Iomega Corp.+#.........................................         669,775
  21,500 Keane, Inc.+...........................................         999,750
   9,100 Komag Inc.+............................................         130,813

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                    LARGE CAPITALIZATION GROWTH INVESTMENTS

 SHARES                          SECURITY                             VALUE

--------------------------------------------------------------------------------
 COMPUTERS SERVICES -- 6.9% (CONTINUED)
  21,800 Lexmark Holdings Inc., Class A Shares+#................  $      931,950
  17,600 Microchip Technology, Inc.+............................         425,700
   6,200 Micron Electronics Inc.+...............................          79,825
  11,000 National Data Corp. ...................................         484,000
  16,550 Networks Associates Inc.+#.............................       1,069,544
  41,700 Parametric Technology Inc.+............................       2,525,457
  49,400 Peoplesoft Inc.+.......................................       2,207,563
  37,800 Quantum Corp.+.........................................         949,725
      86 Siebel Systems Inc.+...................................           5,310
  30,100 Silicon Graphics, Inc.+................................         453,382
  29,300 Sterling Commerce, Inc.+...............................       1,336,813
   4,700 Sterling Software Inc.+................................         247,632
 122,400 Sun Microsystems Inc.+.................................       5,829,300
 226,800 SunGard Data Systems, Inc.+............................       7,753,725
  23,500 Sybase Inc.+...........................................         246,750
  16,000 Synopsys Inc.+.........................................         559,000
 116,025 3Com Corp.#............................................       4,147,894
   8,100 Total System Services Inc.#............................         212,625
  27,000 UNISYS Corp. ..........................................         482,625
  28,600 Western Digital Corp.+#................................         521,950
     300 Westfield America Inc.+................................           5,363
--------------------------------------------------------------------------------
                                                                     134,141,997
--------------------------------------------------------------------------------
 CONSUMER DURABLES -- 0.3%
     400 Borg-Warner Automotive Inc. ...........................          23,450
  19,100 Clayton Homes Inc. ....................................         379,613
   9,200 HON Industries, Inc. ..................................         604,900
  39,000 MASCO Corp.#...........................................       2,120,625
  41,700 Nike Inc., Class B Shares#.............................       1,829,588
  16,800 Tupperware Corp. ......................................         451,500
   8,400 USG Corp. .............................................         458,850
   6,600 Westpoint Steven Inc. .................................         352,275
--------------------------------------------------------------------------------
                                                                       6,220,801
--------------------------------------------------------------------------------
 CONSUMER PRODUCTS -- 12.6%
 212,500 American Home Products Corp. ..........................      19,921,875
  52,700 Anheuser-Busch Co., Inc. ..............................       2,470,313
   4,499 Autoliv, Inc. .........................................         138,907
  36,600 Bestfoods..............................................       3,856,725
   4,900 The B.F. Goodrich Co. .................................         242,856
  10,450 Blyth Industries Inc.+.................................         314,154
   3,500 Boise Cascade Office Products..........................          63,218
   2,900 Brown-Forman Corp., Class B Shares.....................         160,950
   5,900 Cabot Corp. ...........................................         207,975
  24,400 Callaway Golf Co.#.....................................         786,900
  77,900 Campbell Soup Co. .....................................       4,523,069
  22,400 The Clorox Co. ........................................       1,965,600
 737,800 Coca-Cola Co. .........................................      50,677,638
  69,700 Coca-Cola Enterprises..................................       2,304,457
 144,800 Colgate Palmolive Co. .................................      11,755,950
 155,600 Conagra Inc. ..........................................       4,668,000
  75,600 Corning Inc.#..........................................       3,071,250
   9,300 Crown Cork & Seal Co., Inc.#...........................         502,200
  10,800 Danaher Corp.#.........................................         776,925
  33,200 Dial Corp. ............................................         786,425
  22,600 Diebold, Inc. .........................................       1,161,075
   6,500 Dole Food Inc. ........................................         353,032

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                    LARGE CAPITALIZATION GROWTH INVESTMENTS

 SHARES                          SECURITY                             VALUE

--------------------------------------------------------------------------------
 CONSUMER PRODUCTS -- 12.6% (CONTINUED)
  18,500 Eastman Kodak Co.# ....................................  $    1,214,063
   1,200 Echlin Inc. ...........................................          60,675
  11,300 Estee Lauder Cos., Class A Shares#.....................         661,050
   4,600 FDX Corp.+.............................................         292,962
  18,775 Fort James Corp. ......................................         851,916
   6,200 Fred Meyer, Inc.+#.....................................         275,513
   4,300 Fruit of the Loom Inc., Class A Shares+................         138,137
  37,100 General Mills Inc. ....................................       2,668,882
 282,300 Gillette Co. ..........................................      30,453,113
   2,600 Hasbro Inc. ...........................................          94,413
  14,800 Herman Miller, Inc. ...................................         906,500
  19,200 Hershey Foods Corp. ...................................       1,280,400
  40,450 HJ Heinz Co. ..........................................       2,277,841
  10,550 Hussmann International Inc. ...........................         160,229
  12,500 International Flavors & Fragrances, Inc. ..............         575,000
  13,100 Interstate Bakeries Corp. .............................         438,850
   3,100 Jefferson Smurfit Corp.+...............................          46,306
   4,400 Johns Manville Corp. ..................................          53,075
  47,900 Kellogg Co. ...........................................       2,041,738
   9,800 Liz Claiborne Inc. ....................................         490,000
  95,143 Mattel, Inc.#..........................................       4,025,739
   3,400 McCormick & Co. Inc. ..................................          97,538
   2,400 Meritor Automotive Inc. ...............................          60,000
   4,183 Midas Inc.+............................................          73,464
   5,700 Nabisco Holdings Corp., Class A Shares#................         268,969
  52,100 Newell Co. ............................................       2,390,088
   3,300 Penzoil Co. ...........................................         220,893
 496,300 PepsiCo, Inc. .........................................      18,145,969
  37,700 PETsMART, Inc.+#.......................................         287,463
  21,500 Pioneer Hi-Bred International, Inc. ...................       2,230,625
 439,600 Procter & Gamble Corp. ................................      37,338,525
   7,800 Quaker Oats Co. .......................................         420,225
  32,000 Ralston-Purnina Group#.................................       3,246,000
   7,000 Reebok International Ltd.#.............................         218,313
   2,800 Revlon Inc., Class A Shares+...........................         131,425
  42,200 Rubbermaid, Inc. ......................................       1,223,800
  93,600 Sara Lee Corp. ........................................       5,288,400
  13,100 Sealed Air Corp.+# ....................................         881,793
   4,000 Shaw Industries Inc. ..................................          47,500
  11,500 Sherwin-Williams Co. ..................................         384,531
   2,200 Snap-On Inc. ..........................................          93,500
   8,400 Sonoco Product Co. ....................................         324,975
   6,500 Stanley Works..........................................         310,781
  25,700 Starbucks Corp.+#......................................       1,016,756
  19,200 Sunbeam Corp. .........................................         794,400
   2,900 Tootsie Roll Industries Inc. ..........................         216,413
   6,600 Tyson Foods Inc., Class A Shares.......................         128,700
  15,500 U.S. Industries, Inc. .................................         432,062
  16,600 Unifi, Inc. ...........................................         610,050
  55,000 UST, Inc. .............................................       1,949,063
  12,600 Valspar Corp. .........................................         441,787
  18,800 Warnaco Group Inc. ....................................         697,950
  10,700 Whitman Corp. .........................................         190,593
  16,700 Winconsin Central Transport+...........................         452,988

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                    LARGE CAPITALIZATION GROWTH INVESTMENTS

 SHARES                          SECURITY                             VALUE

--------------------------------------------------------------------------------
 CONSUMER PRODUCTS -- 12.6% (CONTINUED)
  33,500 Wm. Wrigley Jr. Co.#...................................  $    2,558,563
  12,100 Wolverine World Wide, Inc.#............................         340,313
--------------------------------------------------------------------------------
                                                                     243,230,311
--------------------------------------------------------------------------------
 CONSUMER SERVICES -- 1.9%
  28,600 AccuStaff, Inc.#.......................................         807,950
 582,073 Cendant Corp.+#........................................      21,827,738
   3,600 Choicepoint Inc.+......................................         172,350
  36,900 Ecolab, Inc. ..........................................       1,063,181
  19,000 Flowers Industries Inc. ...............................         483,313
   2,100 Hannaford Brothers Co. ................................          88,593
   3,100 Host Marriott Corp. ...................................          61,418
  19,250 La Quinta Inns, Inc. ..................................         409,063
   9,300 Lancaster Colony Corp. ................................         409,200
  25,100 Manpower Inc. .........................................       1,058,906
   6,200 Olsten Corp. ..........................................          99,975
  65,500 Pitney Bowes, Inc. ....................................       3,070,313
  29,800 Robert Half International, Inc.+.......................       1,348,450
  82,400 Service Corp. .........................................       3,120,900
  10,200 Stewart Enterprises, Inc., Class A Shares..............         480,675
  55,900 Sysco Corp. ...........................................       2,630,793
   3,300 Viad Corp. ............................................          79,818
--------------------------------------------------------------------------------
                                                                      37,212,636
--------------------------------------------------------------------------------
 ELECTRONICS -- 0.7%
  37,200 Adaptec Inc. ..........................................         983,475
  52,800 Analog Devices Inc.+#..................................       1,702,800
   4,100 Arrow Electronics, Inc.+...............................         136,581
  32,600 Atmel Corp.+...........................................         529,750
     900 Avnet, Inc. ...........................................          57,375
   7,200 AVX Corp. .............................................         162,450
  14,400 Cypress Semiconductor Corp.+...........................         135,900
   6,900 Dallas Semiconductor Corp. ............................         327,750
   4,900 Hubbell, Inc., Class B Shares..........................         246,838
   3,400 Jabil Circuit Inc.+....................................         178,925
  27,600 KLA-Tencor Corp.+......................................       1,273,913
   7,500 Lattice Semiconductor Corp.+...........................         401,718
  24,800 Linear Technology Corp.# ..............................       1,878,600
  13,656 Molex Inc.# ...........................................         413,094
   6,200 National Semiconductor Corp. ..........................         148,025
   2,900 Pittway Corp.--Del., Class A Shares....................         205,900
  11,100 Sensormatic Electronics Corp. .........................         206,738
  34,600 Solectron Corp.+# .....................................       1,673,775
   2,200 Thomas & Betts Corp. ..................................         124,713
   8,800 Transaction Systems Architects, Inc.+..................         382,800
  11,600 UCAR International Inc.+...............................         399,475
   9,800 Varian Associates Inc. ................................         568,400
   4,990 Vishay Intertechnology Inc.+...........................         101,671
  11,600 Vitesse Semiconductors Corp.+..........................         589,063
   7,500 VLSI Technology, Inc. .................................         144,843
--------------------------------------------------------------------------------
                                                                      12,974,572
--------------------------------------------------------------------------------
 ENERGY -- 2.3%
  18,600 Anadarko Petroleum Corp.# .............................       1,199,700
   4,400 Apache Corp. ..........................................         149,600
  48,800 Baker Hughes Inc. .....................................       1,997,750
  14,400 BJ Services Co.+.......................................         495,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                    LARGE CAPITALIZATION GROWTH INVESTMENTS

 SHARES                          SECURITY                             VALUE

--------------------------------------------------------------------------------
 ENERGY -- 2.3% (CONTINUED)
  11,092 Burlington Resources, Inc. ............................  $      496,367
  10,900 Calenergy Co., Inc.+#..................................         292,256
   9,100 Camco International Corp.# ............................         532,350
  22,100 Diamond Offshore Drilling#.............................       1,001,406
  24,300 Dresser Industries Inc.+...............................       1,085,906
  52,900 E.I. du Pont De Nemours & Co.+.........................       3,243,431
  31,100 Enron Corp. ...........................................       1,461,700
   9,400 Enron Oil & Gas Co. ...................................         200,925
  46,400 ENSCO International Inc. ..............................       1,351,400
   7,800 EVI Inc.+..............................................         382,688
 310,400 Global Marine, Inc.+...................................       7,197,399
  85,700 Halliburton Co.# ......................................       3,985,050
  32,900 Nabors Industries, Inc.+...............................         752,588
  19,100 NGC Corp. .............................................         296,050
   7,900 Noble Affiliates Inc. .................................         308,100
  36,300 Noble Drilling Corp.+..................................       1,030,013
   6,300 Pioneer Natural Resource Co. ..........................         149,231
  11,000 Pogo Producing Co. ....................................         308,688
  53,786 R & B Falcon Corp.+....................................       1,425,329
  98,200 Republic Industries, Inc.+.............................       2,319,975
  25,000 Rowan Companies, Inc.+.................................         704,688
   3,600 Seagull Energy Corp.+..................................          60,750
  13,200 Smith International, Inc.+.............................         702,900
  12,500 Sonat Inc. ............................................         539,062
   3,920 Texas Utilities Co. ...................................         158,515
 180,400 Tosco Corp. ...........................................       6,697,350
  17,800 Transocean Offshore, Inc. .............................         765,400
   1,600 Transtexas Gas Corp.+..................................          26,400
  19,300 Union Texas Petroleum Holdings, Inc.# .................         389,618
   9,900 United Meridian Corp.+# ...............................         270,393
  17,500 Unocal Corp. ..........................................         659,531
   9,100 Unova Inc.+............................................         174,038
   6,200 Valero Energy Corp. ...................................         220,100
   5,600 Vastar Resources, Inc. ................................         208,250
   7,300 Western Atlas Inc.+#...................................         554,343
--------------------------------------------------------------------------------
                                                                      43,794,240
--------------------------------------------------------------------------------
 ENTERTAINMENT -- 2.0%
   5,800 Brunswick Corp.#.......................................         184,150
  19,500 Circus Circus Enterprises+# ...........................         429,000
   4,833 Gaylord Entertainment Co., Class A Shares .............         164,322
   8,800 Harrah's Entertainment Inc.+...........................         185,350
  32,100 Hilton Hotels Corp. ...................................         956,981
  33,400 Marriott International, Inc. ..........................       2,530,050
   3,400 MGM Grand Inc.# .......................................         122,825
  55,500 Mirage Resorts Inc.+# .................................       1,269,563
  22,353 Promus Hotel Corp.+....................................       1,078,532
  10,100 Regal Cinemas Inc.+....................................         298,581
  84,159 Starwood Hotels & Resorts#.............................       4,760,260
  31,000 Time Warner, Inc.# ....................................       2,092,500
  48,700 Viacom, Inc.+..........................................       2,337,600
 209,300 The Walt Disney Co. ...................................      23,428,518
--------------------------------------------------------------------------------
                                                                      39,838,232
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 10.9%
   5,200 Advanta Corp., Class A Shares#.........................         122,525
  33,400 Aflac Inc. ............................................       2,052,013

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                    LARGE CAPITALIZATION GROWTH INVESTMENTS

 SHARES                          SECURITY                             VALUE

--------------------------------------------------------------------------------
 FINANCIAL SERVICES -- 10.9% (CONTINUED)
     900 American Bankers Insurance Group, Inc. ................  $       50,625
 117,200 American Express Co. ..................................      10,555,325
 152,825 American International Group Inc. .....................      18,367,654
 118,400 Associated First Captial Corp. ........................       9,472,000
      54 Banc One Corp. ........................................           3,045
   1,900 Capital One Financial Corp.#...........................         127,656
     600 CCB Financial Corp. ...................................          65,175
  59,250 Charles Schwab Corp. ..................................       2,236,688
  20,200 Concord Efs. Inc.+#....................................         628,725
  23,000 Conseco Inc.#..........................................       1,079,563
   3,000 Contifinancial Corp.+#.................................          81,375
   1,900 Countrywide Credit Industries, Inc. ...................          84,431
  21,900 Erie Indemnity Co. ....................................         648,788
   4,200 Everest Reinsurance Holdings, Inc. ....................         154,875
 185,700 Federal Home Loan Mortgage Corp. ......................       8,774,325
 625,900 Federal National Mortgage Association..................      39,940,243
  37,400 Fifth Third Bancorp#...................................       2,954,600
   4,400 The FINOVA Group, Inc. ................................         242,000
 122,900 First Data Corp.#......................................       4,178,600
  54,000 Franklin Resources Inc.#...............................       2,754,000
  44,500 Green Tree Financial Corp. ............................       1,020,718
   2,200 Greenpoint Financial Corp. ............................         163,350
  19,400 H&R Block, Inc.#.......................................         913,013
 113,200 Household International Inc. ..........................      14,701,850
   2,000 Lehman Brothers Holding Inc. ..........................         126,125
  18,600 Marsh & McLennan Cos., Inc. ...........................       1,612,388
 812,292 MBNA Corp.#............................................      29,090,207
     400 Mercury General Corp. .................................          22,700
 165,100 MGIC Investment Corp.#.................................      12,165,806
  11,700 The Money Store, Inc.#.................................         291,768
   7,900 Morgan Stanley, Dean Witter, Discover & Co. ...........         550,531
   3,200 National Commerce Bancorp..............................         120,400
   6,000 Northern Trust Corp. ..................................         456,375
  22,200 Norwest Corp. .........................................         908,813
 164,350 Paycheck Inc. .........................................       8,484,567
   2,600 Paymentech Inc.+ ......................................          42,900
   1,400 The PMI Group Inc. ....................................         101,850
   1,880 Provident Cos., Inc. ..................................          67,680
   7,500 Provident Financial Group, Inc. .......................         384,375
   1,000 Reliance Group Holdings................................          17,000
  21,800 Star Banc Corp.#.......................................       1,283,475
 228,700 State Street Boston Corp. .............................      14,136,518
  57,750 Student Loan Marketing Association.....................       2,385,796
  57,050 SunAmerica Inc. .......................................       2,585,078
  49,550 Synovus Financial Corp. ...............................       1,740,443
  15,600 T. Rowe Price Associates, Inc. ........................       1,035,450
   6,400 TCF Financial Corp. ...................................         211,600
 105,950 Travelers Group, Inc. .................................       5,906,713
   9,600 20th Century Industries................................         256,800
   6,000 U.S. Bancorp...........................................         690,375
  21,100 United Asset Management Corp.#.........................         560,468
  21,600 UNUM Corp. ............................................       1,111,050
  10,700 Washington Mutual, Inc. ...............................         718,238
     700 Wilmington Trust Corp. ................................          43,313
  11,300 Zions Bancorp..........................................         485,900
--------------------------------------------------------------------------------
                                                                     208,967,864
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                    LARGE CAPITALIZATION GROWTH INVESTMENTS

 SHARES                         SECURITY                             VALUE

-------------------------------------------------------------------------------
 HEALTH CARE -- 20.4%
 235,400 Abbott Labs, Inc. ....................................  $   17,610,863
  13,897 Aetna, Inc. ..........................................       1,214,250
  25,800 Alza Corp.+#..........................................         964,275
  86,100 Amgen Inc. ...........................................       4,574,063
  91,600 Baxter International Inc. ............................       5,186,850
  34,500 Becton Dickinson & Co. ...............................       2,195,063
   7,700 Bergen Brunswig Corp., Class A Shares.................         346,500
   3,900 Beverly Enterprises, Inc.+#...........................          59,231
  32,000 Biomet, Inc.#.........................................         954,000
  40,200 Boston Scientific Corp.+#.............................       2,401,950
 213,400 Bristol-Myers Squibb Co. .............................      21,380,013
  35,800 Cardinal Health Inc. .................................       2,931,125
  97,400 Columbia/HCA Healthcare Corp. ........................       2,641,975
      35 Crescendo Pharmaceuticals Corp.+......................             415
  13,500 Dentsply International Inc. ..........................         418,500
   1,400 DePuy, Inc. ..........................................          37,713
  14,400 Dura Pharmaceuticals, Inc.+...........................         361,800
 209,700 Elan Corp. PLC ADR+#..................................      13,014,506
 592,900 Eli Lilly & Co.#......................................      39,020,231
  10,400 First Health Group Corp.+.............................         518,050
   6,600 Forest Labs Inc., Class A Shares+.....................         412,913
  36,320 Foundation Health Systems Inc., Class A Shares+#......       1,005,610
   5,900 Genesis Health Ventures Inc.+.........................         171,100
  14,500 Genzyme Corp. - General Division+.....................         428,656
 152,700 Guidant Corp. ........................................      11,137,555
  65,400 HBO & Co. ............................................       3,539,775
  12,800 Health Care & Retirement Corp.+.......................         561,600
  46,875 Health Managment Associates, Inc.+....................       1,303,710
 336,600 HealthSouth Corp.+#...................................       9,088,200
  35,100 Humana, Inc.+.........................................         892,856
   5,900 Immunex Corp.+........................................         348,838
  15,700 Ivax Corp. ...........................................         132,468
 439,500 Johnson & Johnson.....................................      33,182,250
   9,300 Lincare Holdings, Inc.+#..............................         603,628
   5,800 Manor Care Inc. ......................................         217,863
   8,900 McKesson Corp. .......................................         463,913
  51,100 Medpartners, Inc.+#...................................         613,200
 477,200 Medtronic, Inc. ......................................      25,351,250
 392,000 Merck & Co., Inc. ....................................      50,004,500
  34,400 Mylan Laboratories Inc.#..............................         700,900
  26,600 Omnicare, Inc. .......................................         984,200
  26,000 Oxford Health Plans, Inc.+............................         446,875
  11,600 Pacificare Health System Inc.+#.......................         725,000
 633,200 Pfizer Inc. ..........................................      56,038,200
      51 PharMerica, Inc.+.....................................             663
  21,100 Phycor Inc.+..........................................         542,665
  17,100 Quintiles Transnational Corp. ........................         835,763
  24,300 Quorum Health Group, Inc.+............................         673,565
  52,800 Rite Aid Corp.#.......................................       1,709,400
 406,400 Schering Plough Corp. ................................      30,911,799
   8,200 Shared Medical Systems Corp.#.........................         626,787
   7,100 Sofamor Danek Group, Inc.+#...........................         534,275
  27,100 St. Jude Medical, Inc.#...............................         989,150
  24,100 Stryker Corp.#........................................         986,593
  31,600 Sybron International Corp. ...........................         863,075
  27,030 Tenet Healthcare Corp. ...............................       1,008,556

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                    LARGE CAPITALIZATION GROWTH INVESTMENTS

 SHARES                         SECURITY                             VALUE

-------------------------------------------------------------------------------
 HEALTH CARE -- 20.4% (CONTINUED)
  42,700 United Healthcare Corp. ..............................  $    2,591,356
  10,000 U.S. Surgical Corp. ..................................         306,250
   7,700 Universial Health Services, Class B Shares+...........         402,325
  20,100 Vencor, Inc.+.........................................         576,618
 227,300 Warner-Lambert Co. ...................................      33,242,625
  28,700 Watson Pharmaceuticals, Inc.+.........................       1,029,613
   3,400 Wellpoint Health Networks, Inc., Class A Shares+......         198,687
-------------------------------------------------------------------------------
                                                                    392,216,198
-------------------------------------------------------------------------------
 MANUFACTURING -- 0.3%
  10,300 Crane Co. ............................................         504,700
  39,600 Emerson Electric Co. .................................       2,526,975
   1,900 Harnischfeger Industries, Inc. .......................          67,212
  16,000 Hillenbrand Industries................................         899,000
  13,100 Lear Corp.+...........................................         692,662
  32,400 Owens-Illinois, Inc.+.................................       1,243,350
  11,100 Steris Corp.+.........................................         656,981
   6,700 Witco Corp. ..........................................         266,743
-------------------------------------------------------------------------------
                                                                      6,857,623
-------------------------------------------------------------------------------
 METALS -- 0.1%
   8,400 Battle Mountain Gold Co...............................          50,400
  55,900 Freeport-McMoRan Copper & Gold, Inc, Series B.........         841,993
  51,223 Newmont Mining Corp. .................................       1,482,265
   3,900 Newmont Gold Co. .....................................         114,075
   2,600 Southern Peru Cooper Corp. ...........................          34,288
-------------------------------------------------------------------------------
                                                                      2,523,021
-------------------------------------------------------------------------------
 MISCELLANEOUS -- 0.2%
  23,500 American Standard Co.+#...............................       1,045,750
   6,000 Corn Products International Inc.+.....................         199,500
  17,100 Fiserv Inc.+..........................................         936,225
   7,900 Precision Castparts Corp. ............................         437,956
   1,100 Protective Life Corp. ................................          76,038
   7,900 R.P. Scherer Corp.+...................................         480,418
-------------------------------------------------------------------------------
                                                                      3,175,887
-------------------------------------------------------------------------------
 PUBLISHING -- 0.6%
   2,800 Central Newspapers, Inc. .............................         200,025
   6,800 Chancellor Media Corp.+#..............................         304,300
  23,000 Deluxe Corp. .........................................         783,438
  78,200 Gannett Co. ..........................................       5,048,787
   6,400 Harte-Hanks Communication Inc. .......................         278,000
   1,400 Hollinger International Inc., Class A Shares#.........          22,488
   1,400 Knight Ridder, Inc. ..................................          78,750
   8,200 Lee Enterprises Inc. .................................         254,200
   7,100 McGraw Hill, Inc. ....................................         536,938
   6,700 New York Times Co., Class A Shares....................         438,431
   8,200 Readers Digest Association Inc., Class A Shares.......         217,813
   1,700 R.R. Donnelley & Sons Co.#............................          67,363
  23,000 Times Mirror Corp. Class A Shares#....................       1,415,938
  26,700 Tribune Co. ..........................................       1,723,818
-------------------------------------------------------------------------------
                                                                     11,370,289
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                    LARGE CAPITALIZATION GROWTH INVESTMENTS


 SHARES                         SECURITY                            VALUE

------------------------------------------------------------------------------
 REAL ESTATE -- 0.1%
  20,800 Catellus Development Corp.+..........................  $      377,000
  20,000 Rouse Co. ...........................................         665,000
  22,000 Vornado Realty Trust.................................         933,625
------------------------------------------------------------------------------
                                                                     1,975,625
------------------------------------------------------------------------------
 RESTAURANT -- 0.7%
   8,600 Boston Chicken Inc.+#................................          59,663
  17,400 Cracker Barrel Old Country Inc. .....................         703,613
 207,100 McDonald's Corp. ....................................      11,338,725
  14,800 Outback Steakhouse, Inc.+#...........................         529,100
   9,000 Planet Hollywood International, Inc., Class A
          Shares+#............................................          90,563
  31,570 Tricon Global Restaurants, Inc.+.....................         895,799
  17,500 Wendy's International, Inc. .........................         379,531
------------------------------------------------------------------------------
                                                                    13,996,994
------------------------------------------------------------------------------
 RETAIL -- 8.8%
  28,800 Albertsons, Inc.#....................................       1,348,200
  49,800 Autozone Inc.+#......................................       1,506,450
  34,600 Avery Dennison Corp. ................................       1,747,300
  40,800 Avon Products Inc.#..................................       2,873,850
  13,700 Barnes & Noble Inc.+.................................         481,213
  81,800 Bed Bath & Beyond Inc.+#.............................       3,532,738
  22,900 Borders Group, Inc.+.................................         762,856
  20,300 Cintas Corp. ........................................         862,750
  32,300 Circuit City Stores, Inc. ...........................       1,247,588
 175,200 Consolidated Stores Corp.+...........................       7,205,100
  38,400 Corporate Express Inc.+ .............................         388,800
 265,300 Costco Cos., Inc.+#..................................      12,966,538
 196,738 CVS Corp. ...........................................      14,570,908
  21,300 Dayton-Hudson Corp. .................................       1,646,756
 331,900 Dollar General Corp. ................................      15,308,886
   9,000 Dollar Tree Stores Inc.+.............................         390,375
  17,900 Family Dollar Stores, Inc. ..........................         637,688
   9,000 Fastenal Corp.#......................................         394,875
  19,600 Federated Department Stores, Inc.+...................         918,750
  99,300 Gap, Inc. ...........................................       4,437,468
  41,700 General Nutrition Cos., Inc., Class A Shares+........       1,657,575
  14,500 Harcourt General Inc. ...............................         783,000
 239,250 Home Depot Inc.#.....................................      15,267,140
  20,300 Ikon Office Solutions Inc.#..........................         663,556
  14,000 Intimate Brands Inc.#................................         379,750
  11,200 Jones Apparel Group, Inc.+#..........................         616,000
 190,500 Kohl's Corp.+........................................      15,275,718
  65,600 Kroger Co.+..........................................       2,771,600
  13,873 Limited Inc. ........................................         402,317
  43,700 Lowe's Cos., Inc. ...................................       2,553,718
   6,600 Neiman-Marcus Group Inc., Class A Shares.............         245,438
   8,300 Nine West Group Inc.+ ...............................         228,250
   1,200 Nordstrom, Inc. .....................................          68,813
  30,400 Office Depot, Inc.+#.................................         837,900
  19,600 Officemax Inc.+......................................         327,075
      36 Payless Shoe Source. Inc.+...........................           2,421
  12,200 The Pep Boys -- Manny, Moe & Jack....................         312,625
  15,600 Ross Stores, Inc. ...................................         614,250
 471,944 Safeway, Inc.+#......................................      16,459,047
  18,100 Saks Holdings Inc.+..................................         472,863
  75,300 Sears Roebuck & Co. .................................       3,995,606

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                    LARGE CAPITALIZATION GROWTH INVESTMENTS

 SHARES                          SECURITY                             VALUE

--------------------------------------------------------------------------------
 RETAIL -- 8.8% (CONTINUED)
  19,100 Southland Corp.+.......................................  $       37,006
  81,750 Staples Inc.+..........................................       1,726,968
  15,500 Tandy Corp. ...........................................         689,750
  10,000 Tiffany & Co.#.........................................         470,000
  52,800 TJX Cos. Inc. .........................................       2,039,400
  27,500 Viking Office Products Inc. ...........................         605,000
 366,100 Wal-Mart Stores, Inc.#.................................      16,955,006
 234,900 Walgreen Co. ..........................................       8,617,893
   3,800 Winn-Dixie Stores#.....................................         204,963
  19,400 Woolworth Corp.+.......................................         460,750
--------------------------------------------------------------------------------
                                                                     168,970,487
--------------------------------------------------------------------------------
 TECHNOLOGY -- 10.5%
  23,500 Advanced Micro Devices, Inc.+..........................         550,781
  17,600 AMP, Inc. .............................................         777,700
  29,537 Andrew Corp.+..........................................         815,959
 120,000 Applied Materials, Inc.+...............................       4,417,500
  22,400 Biogen, Inc. ..........................................         988,400
  12,400 Cambridge Technology Partners Inc.+....................         564,200
  22,900 Centocor Inc.+.........................................         825,831
  57,400 Chiron Corp.+..........................................       1,101,363
 405,800 Cisco Systems Inc.+....................................      26,732,074
  53,000 Cognizant Corp. .......................................       2,646,688
  15,500 Coltec Industries Inc.+................................         403,968
   7,266 Commscope, Inc.+.......................................          97,182
 659,100 Compaq Computer Corp.#.................................      21,132,393
  29,900 CompUSA, Inc. .........................................       1,046,500
 137,062 Computer Associates International Inc. ................       6,459,046
  23,800 Computer Sciences Corp.+...............................       2,491,563
  47,900 Compuware Corp.+ ......................................       2,017,788
  15,500 Cooper Cameron Corp.+..................................         831,188
 135,000 Dell Computer Corp.+#..................................      18,883,125
  17,000 Electronics For Imaging, Inc.+.........................         375,063
  15,300 Gartner Group Inc., Class A Shares+....................         610,087
  31,300 General Instrument Corp.+..............................         522,318
   5,400 General Semiconductor Inc.+............................          75,263
  46,300 LSI Logic Corp.+.......................................       1,096,731
  52,200 Micron Tech Inc.#......................................       1,732,388
 820,800 Microsoft Corp.+.......................................      69,562,800
  14,300 Millipore Corp.#.......................................         540,718
  17,700 Novell Inc.+...........................................         186,126
 248,800 Oracle Systems Corp.+..................................       6,126,700
  22,400 Pairgain Technology Inc.+..............................         450,800
  14,400 Perkin-Elmer Corp.#....................................       1,053,900
 149,000 Schlumberger Ltd. .....................................      11,230,875
  19,600 SCI Systems, Inc.+#....................................         882,000
  19,400 Scientific-Atlanta Corp. ..............................         339,500
  80,000 Seagate Technology Inc.+...............................       1,945,000
  10,800 Security Dynamics Technologies Inc.+...................         384,750
  13,000 Sunstrand Corp. .......................................         786,500
   9,850 Symbol Technologies Inc. ..............................         502,965
  11,600 Tech Data Corp.+#......................................         539,400
   5,100 Teletech Holdings Inc.+................................          48,768
  27,300 Teradyne, Inc.+#.......................................       1,288,218
 127,700 Texas Instruments Inc. ................................       7,390,638

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                    LARGE CAPITALIZATION GROWTH INVESTMENTS

 SHARES                         SECURITY                            VALUE

------------------------------------------------------------------------------
 TECHNOLOGY -- 10.5% (CONTINUED)
   5,575 Thermo Instruments Systems Inc.+#....................  $      195,821
  22,400 Xilinx Inc.+.........................................         982,800
------------------------------------------------------------------------------
                                                                   201,633,378
------------------------------------------------------------------------------
 TELECOMMUNICATIONS -- 6.1%
  43,800 ADC Telecommunications, Inc.+........................       1,130,588
  23,500 Advanced Fibre Communications Designs Inc.+..........         703,531
  12,800 A.H. Belo Corp.+.....................................         700,800
 255,300 AirTouch Communications, Inc., Series A+.............      11,472,544
  55,470 Ascend Communication Inc.+...........................       2,076,658
  37,100 Cabletron Systems Inc. ..............................         575,050
  32,500 Ciena Corp.+.........................................       1,362,968
  44,500 Cinncinnati Bell Inc. ...............................       1,424,000
  20,100 Clear Channel Communications, Inc.+..................       1,821,563
  27,000 DSC Communications Corp.+............................         529,875
 185,500 Ericsson LM Telephone ADR#...........................       8,405,468
  13,800 Excel Communications, Inc.#..........................         290,663
  47,900 GTE Corp. ...........................................       2,592,588
  27,300 LCI International, Inc.+.............................         900,900
 333,711 Lucent Technologies Inc. ............................      36,165,929
   2,900 MEMC Electronic Materials, Inc.+.....................          48,938
 182,600 Motorola Inc. .......................................      10,179,950
  17,243 Netscape Communications Corp.+.......................         334,083
   8,000 Panamsat Corp.+......................................         425,000
  42,400 Primedia Inc.+.......................................         585,650
  19,600 Qualcomm, Inc.+#.....................................         999,600
  47,100 SBC Communications, Inc. ............................       3,561,938
   1,000 Southern New England Telecommunications Corp. .......          63,125
      10 TCI Satellite Entertainment Inc., Class A Shares+....              66
       2 Tele-Communications TCI Ventures - Group A+..........              30
  77,145 Tele-Communications, Inc., Class A Shares+...........       2,242,026
   7,500 Telephone & Data Systems, Inc. ......................         326,718
   9,100 Teleport Communications Group, Inc., Class A
          Shares+.............................................         497,088
 129,400 Tellabs, Inc.#.......................................       7,812,525
  39,800 360 Communications Corp. ............................       1,054,700
  17,500 Tidewater, Inc.#.....................................         778,750
   2,700 United State Cellular Corp.+#........................          81,506
   5,600 Wallace Computer Service Inc. .......................         203,700
   7,500 Weatherford Enterra, Inc.+...........................         259,688
 482,800 Worldcom, Inc.#......................................      18,436,924
------------------------------------------------------------------------------
                                                                   118,045,130
------------------------------------------------------------------------------
 TOBACCO -- 1.8%
 793,000 Phillip Morris Cos., Inc. ...........................      34,445,938
------------------------------------------------------------------------------
 TRANSPORTATION -- 0.3%
     900 CNF Transporation, Inc. .............................          35,213
  17,350 Comair Holdings Inc. ................................         461,943
  24,300 Gulfstream Aerospace Corp.+..........................         984,150
  49,800 Harley Davidson Inc. ................................       1,444,200
   5,200 Illinois Central Corp.#..............................         201,825
  13,700 Kansas City Southern Industries, Inc. ...............         509,468
  10,700 Northwest Airlines Corp., Class A Shares+............         629,963
  10,500 Pittston Brink's Group ..............................         405,563
  57,981 Union Pacific Corp. .................................       1,297,324
------------------------------------------------------------------------------
                                                                     5,969,649
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                    LARGE CAPITALIZATION GROWTH INVESTMENTS

    FACE
   AMOUNT                          SECURITY                            VALUE

---------------------------------------------------------------------------------
 WASTE MANAGEMENT -- 0.1%
       4,900 Browning Ferris Industries, Inc.#..................   $      163,231
      28,100 U.S. Filter Corp.+#................................          953,643
---------------------------------------------------------------------------------
                                                                        1,116,874
---------------------------------------------------------------------------------
             TOTAL COMMON STOCK (Cost -- $1,106,165,562)........    1,892,888,330
---------------------------------------------------------------------------------
 U.S. TREASURY BILL -- 0.2%
 $ 3,480,000 U.S. Treasury Bill, 4.970% due 3/26/98 (Cost --
               $3,467,508)......................................        3,467,508
---------------------------------------------------------------------------------
             SUB-TOTAL INVESTMENTS (Cost -- $1,109,633,070).....    1,896,355,838
---------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS -- 1.5%
  26,171,000 Goldman, Sachs & Co., 5.589% due 3/2/98; Proceeds
              at maturity -- $26,183,189;
              (Fully collateralized by U.S. Treasury Notes,
              5.375% due 2/15/01;
              Market value -- $26,707,347)......................       26,171,000
   3,348,000 Goldman, Sachs & Co., 5.589% due 3/2/98; Proceeds
              at maturity -- $3,349,559;
              (Fully collateralized by U.S. Treasury Notes,
              5.375% due 2/15/01;
              Market value -- $3,416,614).......................        3,348,000
---------------------------------------------------------------------------------
             TOTAL REPURCHASE AGREEMENTS (Cost -- $29,519,000)..       29,519,000
---------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100% (Cost --
               $1,139,152,070**)................................   $1,925,874,838
---------------------------------------------------------------------------------

# A portion of this security is on loan. (See Note 12).
+ Non-income producing security.
** Aggregate cost for Federal income tax purposes is substantially the same.


                                  [PIE CHART]


                         CLASSIFICATION OF INVESTMENTS


                 U.S. Treasury Bill                       0.2%
                 Repurchase Agreements                    1.5%
                 Telecommunications                       6.1%
                 Computer Services                        6.9%
                 Capital Goods                            7.0%
                 Retail                                   8.8%
                 Technology                              10.5%
                 Financial Services                      10.9%
                 Consumer Products                       12.6%
                 Other Common Stocks                     15.1%
                 Health Care                             20.4%



                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 COMMON STOCKS -- 99.2%
--------------------------------------------------------------------------------
 BANKING -- 8.6%
   8,980 Anchor Bancorp Wisconsin Inc. ...........................  $    386,140
 100,000 Andover Bancorp Inc. ....................................     3,987,500
   9,024 Area Bancshares Corp. ...................................       234,624
  48,542 Associated Banc Corp. ...................................     2,542,387
   3,039 Bancfirst Corp. .........................................       115,482
  19,666 Bancorp South Inc. ......................................       857,929
  15,786 Bank Plus Corp. .........................................       232,843
  27,508 Bank United Corp., Class A Shares .......................     1,296,315
 317,000 Bankatlantic Bancorp Inc., Class A Shares++..............     4,140,806
  67,998 Bankatlantic Bancorp Inc., Class B Shares ...............       917,973
  57,489 Banknorth Group Inc. ....................................     3,686,482
  11,570 Brenton Banks Inc. ......................................       245,863
   8,104 BSB Bancorp .............................................       251,224
   5,964 BT Financial Corp. ......................................       323,547
   1,410 Capital City Bank Group Inc. ............................        61,864
   5,100 CBT Corp. ...............................................       181,050
  22,860 CFX Corp. ...............................................       695,801
  12,408 Citfed Bancorp Inc. .....................................       649,869
   2,365 Citizens Bancshares Inc., of Ohio++ .....................       170,871
  14,138 Citizens Banking Corp. of Michigan ......................       475,390
   6,382 Citizens Corp. ..........................................       212,999
  16,404 CNB Bancshares Inc.++ ...................................       760,735
  30,454 Colonial Bancgroup Inc. .................................     1,035,436
   3,007 Commerce Bancorp Inc., of New Jersey ....................       143,208
 151,316 Commercial Federal Corp. ................................     5,352,804
  16,094 Commonwealth Bancorp ....................................       327,915
   7,109 Community Bank System Inc. ..............................       243,928
  16,850 Community First Bankshares Inc. .........................       893,050
   8,246 Community Trust Bancorp .................................       241,195
   7,985 Corus Bancorp ...........................................       351,340
  21,700 Cullen Frost Bankers Inc. ...............................     1,235,544
   3,251 CVB Financial Corp. .....................................        87,777
  12,434 Dime Community Bancorp ..................................       312,404
   7,549 F & M Bancorp Inc., of Wisconsin ........................       305,735
   9,405 First Citizens Bancshares Inc. ..........................     1,090,980
  16,503 First Colorado Bancorp. .................................       416,701
  10,953 First Commerce Bancshares Inc. ..........................       316,952
   8,218 First Federal Capital Corp. .............................       261,949
  15,191 First Financial Bancorp. ................................       829,808
   8,356 First Financial Bankshares, Inc. ........................       334,240
 120,000 First Hawaiian Inc. .....................................     4,755,000
  17,424 First Midwest Bancorp Inc. ..............................       768,834
   9,261 First Republic Bancorp ..................................       346,130
   9,632 First Savings Bank of Washington ........................       245,616
   7,898 First Savings Bank, SLA of New Jersey ...................       361,334
   5,471 First United Bancshares of Arkansas .....................       262,608
  10,588 First Western Bancorp Inc. ..............................       308,376
  14,944 Firstbank of Illinois Co. ...............................       677,150
 136,312 Firstbank Puerto Rico San Juan ..........................     5,392,844
   5,600 Firstfed Financial Corp.+ ...............................       226,100
   4,834 Flagstar Bancorp Inc. ...................................       109,369
   6,993 GBC Bancorp .............................................       409,091
   6,359 Hamilton Bancorp Inc. ...................................       203,488
   4,856 Harbor Florida Bancorp ..................................       342,348
   7,944 Harris Savings Bank .....................................       162,852

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 BANKING -- 8.6% (CONTINUED)
  10,000 IBS Financial Corp. .....................................  $    177,500
  29,576 Imperial Bancorp. .......................................       976,008
   7,527 Interwest Bancorp Inc. ..................................       312,370
   9,864 Klamath First Bancorp Inc. ..............................       221,940
   9,549 Life Bancorp Inc. .......................................       342,570
  23,700 Long Island Bancorp Inc. ................................     1,426,444
  14,506 MAF Bancorp Inc. ........................................       540,348
   9,482 Mainstreet Bankgroup Inc. ...............................       272,608
   6,984 Merchants New York Bancorp ..............................       270,630
   2,016 Mississippi Valley Bancshares, Inc. .....................        88,956
  11,503 ML Bancorp Inc. .........................................       359,469
   3,833 National Bancorp of Alaska Inc. .........................       463,793
   8,933 National Penn Bancshares Inc. ...........................       312,655
   8,783 NBT Bancorp Inc .........................................       232,749
   7,349 Ocean Financial Corp. ...................................       259,052
  20,506 Old National Bancorp ....................................       958,656
  12,287 Onbancorp Inc. ..........................................       892,343
  26,897 One Valley Bancorp Inc. .................................       991,827
   5,393 Oriental Financial Group ................................       181,340
  15,769 PFF Bancorp Inc. ........................................       305,524
  22,498 Provident Bankshares Corp. ..............................       773,369
  11,088 Queens County Bancorp Inc. ..............................       440,748
   9,192 Reliance Bancorp Inc. ...................................       326,316
  15,749 Republic Bancorp Inc. ...................................       305,137
  19,388 Riggs National Corp .....................................       513,782
  38,332 Roslyn Bancorp Inc. .....................................       874,449
  10,153 S & T Bancorp Inc. ......................................       535,571
   5,677 Santa Barbara Bancorp ...................................       292,365
  47,300 SIS Bancorp Inc. ........................................     1,779,662
   9,366 Southwest Bancorp of Texas ..............................       337,176
 244,771 Sovereign Bancorp Inc. ..................................     4,742,438
   8,903 Star Bancorp ............................................       524,185
   4,664 St. Francis Capital Corp. ...............................       202,884
  33,297 St. Paul Bancorp Inc. ...................................       882,371
   2,353 Sumitomo Bank of California .............................       110,003
  22,200 Susquehanna Bancshares Inc. .............................       810,300
  12,948 Texas Regional Bancshares, Inc. .........................       448,324
  10,659 Triangle Bancorp ........................................       321,769
   6,032 Trustco Bank Corp. of New York ..........................       165,880
  13,279 United Bankshares Inc.++ ................................       674,739
   4,874 US Bancorp Inc. of Pennsylvania .........................       342,399
  13,246 Vermont Financial Services Corp. ........................       363,437
  13,255 Webster Financial Corp. .................................       851,634
  16,091 Wesbanco Inc. ...........................................       459,599
   6,046 West Coast Bancorp of Oregon ............................       163,242
  36,279 Westamerica Bancorp .....................................     1,238,021
--------------------------------------------------------------------------------
                                                                      78,846,382
--------------------------------------------------------------------------------
 BASIC INDUSTRIES -- 14.4%
  34,815 A. Schulman, Inc. .......................................       887,783
   9,850 ABT Building Products Corp. .............................       157,600
  11,554 Acme Metals Inc.+ .......................................       111,207
     750 AFC Cable Systems Inc. ..................................        26,672
   1,295 Aftermarket Technology Corp. ............................        30,999
 299,488 AK Steel Holding Corp. ..................................     5,596,682
  22,018 Albemarle Corp. .........................................       536,689
 160,000 Allied Products Corp. ...................................     3,670,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 BASIC INDUSTRIES -- 14.4% (CONTINUED)
   1,986 Altron Inc. .............................................  $     30,535
 120,446 A.M. Castle & Co. .......................................     2,905,760
  21,146 Amax Gold Inc. ..........................................        58,152
   9,136 Amcast Industrial Corp. .................................       202,134
  24,404 AMCOL International Corp. ...............................       347,757
  83,600 Armco Inc. ..............................................       444,125
  29,217 Ball Corp. ..............................................       953,205
 200,782 Barnes Group Inc. .......................................     5,923,069
   6,698 Belden Inc. .............................................       260,803
  29,238 Birmingham Steel Corp. ..................................       513,492
  14,821 Brush Wellman Inc. ......................................       400,167
  90,803 Butler Manufacturing Co. ................................     3,200,806
  31,326 Calgon Carbon Corp. .....................................       407,238
  18,702 Calmat Co. ..............................................       537,683
  11,121 Cambrex Corp. ...........................................       550,490
 104,805 Caraustar Industries Inc. ...............................     3,537,169
     927 The Carbide/Graphite Group, Inc. ........................        28,331
  18,870 Carpenter Technology Corp. ..............................       892,787
  15,725 Chemfirst Inc. ..........................................       415,730
  20,462 Chesapeake Corp. ........................................       694,429
  35,262 Cincinnati Milacron Inc.++ ..............................     1,088,714
   6,811 Citation Corp. ..........................................       131,963
  11,154 Clarcor Inc. ............................................       336,014
  98,356 Cleveland Cliffs Inc. ...................................     5,053,039
  21,179 Coeur d'Alene Mines Corp.++ .............................       240,911
 105,000 Cohu Inc. ...............................................     4,856,250
  52,510 Collins & Aikman Corp.+ .................................       413,516
  10,814 Columbus McKinnon Corp. .................................       251,426
 121,738 Commercial Metals Co. ...................................     3,895,616
 304,468 Commonwealth Industries Inc. ............................     4,433,815
  23,779 Cone Mills Corp.+ .......................................       194,691
   7,385 Copart Inc. .............................................       133,392
   5,455 CSS Industries Inc.+ ....................................       192,289
  12,700 Dames & Moore Group .....................................       163,513
  22,900 Dexter Corp. ............................................       930,312
 105,300 Ennis Business Forms, Inc. ..............................     1,118,813
 500,000 Ethyl Corp. .............................................     4,125,000
   3,885 Fab Industries Inc. .....................................       126,020
  13,636 Fairchild Corp., Class A Shares .........................       335,787
 127,628 Fleetwood Enterprises++ .................................     5,982,563
  12,462 Florida Rock Industries Inc. ............................       325,570
  13,817 Foamex International Inc.+ ..............................       198,619
  30,796 Furniture Brands International, Inc. ....................       843,041
     972 General Binding Corp. ...................................        30,739
  10,829 General Chemical Group Inc. .............................       309,980
  22,963 Geon Co. ................................................       459,260
  14,630 Georgia Gulf Corp. ......................................       481,876
   7,800 Giant Cement Holding Inc. ...............................       202,800
   2,860 Gibraltar Steel Corp. ...................................        69,713
 149,026 Gleason Corp. ...........................................     4,973,743
   8,635 Graco Inc. ..............................................       254,733
  13,358 Greif Brothers Corp., Class A Shares ....................       484,228
 192,891 Guilford Mills Inc. .....................................     5,473,282
  10,900 Handy & Harman ..........................................       397,169
  13,254 HB Fuller Co. ...........................................       753,821
  54,344 Hecla Mining Co.+ .......................................       326,064
   6,041 Holophane Corp. .........................................       146,494

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 BASIC INDUSTRIES -- 14.4% (CONTINUED)
   7,447 Houston Exploration Co. .................................  $    134,046
   4,117 Input/Output Inc. .......................................        88,773
 255,661 Intermet Corp. ..........................................     5,049,305
  12,998 Interpool Inc. ..........................................       185,214
  17,355 J & L Specialty Steel Inc. ..............................       159,449
  23,058 Kaiser Aluminum Corp.+ ..................................       226,257
   9,328 LeaRonal Inc. ...........................................       264,099
  11,076 Lilly Industries Inc., Class A Shares ...................       222,904
     863 Littlefuse Inc. .........................................        24,380
  20,539 Lone Star Industries Inc.++ .............................     1,237,475
  15,043 Lukens Inc. .............................................       451,290
  43,773 M.A. Hanna & Co. ........................................     1,014,986
  14,749 Material Sciences Corp. .................................       179,753
   5,634 Maxxam Inc. .............................................       300,011
  15,548 McClatchy Newspapers Inc., Class A Shares ...............       426,598
   3,113 Mine Safety Appliances Co. ..............................       193,006
 126,972 Mississippi Chemical Corp.++ ............................     2,348,982
  31,669 Mohawk Industries Inc.+ .................................       831,311
   6,749 Moog Inc., Class A Shares ...............................       237,902
  16,829 Mueller Industries Inc.+ ................................       927,699
  14,181 NAC Re Corp. ............................................       729,435
   6,509 NACCO Industries Inc., Class A Shares ...................       846,577
  20,565 National Steel Corp., Class B Shares ....................       318,757
   3,440 NCH Corp. ...............................................       209,625
     691 NCI Building Systems, Inc. ..............................        27,294
   9,188 Nichols Research Corp. ..................................       244,630
  15,102 NL Industries, Inc. .....................................       224,642
   9,281 Nortek Inc. .............................................       288,871
  10,595 OM Group Inc. ...........................................       470,815
  19,240 Oregon Steel Mills Inc. .................................       387,205
   8,682 Osmonics Inc. ...........................................       143,796
  19,900 Polymer Group, Inc. .....................................       258,700
  13,147 Pope & Talbot Inc. ......................................       180,771
   4,346 Puerto Rican Cement Co. Inc. ............................       201,002
   7,076 Quanex Corp. ............................................       234,392
  10,277 Reliance Steel & Aluminum Co. ...........................       362,264
  34,605 Rock-Tenn Co., Class A Shares ...........................       655,332
   6,282 Rogue Steel Co., Class A Shares .........................        92,659
   5,275 Ryerson Tull Inc., Class A Shares .......................        89,345
   5,556 Sanderson Farms Inc. ....................................        60,421
  10,720 Scotsman Industries Inc. ................................       314,900
   8,101 Shaw Group Inc. .........................................       194,424
   4,351 Shiloh Industries Inc.+ .................................        90,827
   7,885 Stepan Chemical Co. .....................................       219,794
   4,981 Synthetic Industries Inc. ...............................       124,525
   7,250 Tennant Co. .............................................       263,719
  39,515 Terra Industries Inc. ...................................       469,241
 130,197 Texas Industries Inc. ...................................     7,356,130
     600 Thermedics Detection Inc. ...............................         6,600
   3,009 Thermoquest Corp. .......................................        44,007
  50,000 Thiokol Corp. ...........................................     4,781,250
  15,381 TJ International Inc. ...................................       461,430
 308,756 Universal Forest Products Inc. ..........................     4,901,501
 166,627 Wellman, Inc. ...........................................     3,582,480

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 BASIC INDUSTRIES -- 14.4% (CONTINUED)
 184,433 Westinghouse Air Brake, Co. .............................  $  4,656,933
  12,817 Wolverine Tube Inc.+ ....................................       495,057
--------------------------------------------------------------------------------
                                                                     131,549,061
--------------------------------------------------------------------------------
 CAPITAL GOODS -- 5.8%
  20,198 AAR Corp. ...............................................       613,514
  18,517 Albany International Corp., Class A Shares ..............       440,936
  15,834 American Mobile Satellite Corp. .........................       134,094
   3,719 American Residential Services, Inc. .....................        40,444
   4,134 Ameron International Corp. ..............................       247,782
   5,849 Ametek Inc. .............................................       157,192
  11,476 A.O. Smith Corp. ........................................       499,206
  14,254 Applied Industrial Technologies, Inc. ...................       370,604
   6,774 Applied Power Inc. ......................................       243,864
  16,046 Aptargroup Inc. .........................................       925,654
  21,553 Arctic Cat Inc. .........................................       215,530
  19,096 Argonaut Group Inc. .....................................       687,456
  21,401 Arvin Industries Inc. ...................................       848,015
  11,179 Avondale Industries Inc.+ ...............................       321,396
  14,376 Baldor Electric Co. .....................................       371,979
  13,036 Bassett Furniture Industries Inc. .......................       404,116
  10,990 Benchmark Electronics Inc. ..............................       295,356
   2,224 Blount International Inc., Class A Shares ...............        61,855
   5,000 BRC Holdings Inc. .......................................       203,125
  13,507 Breed Technologies Inc.++ ...............................       293,777
   4,546 Centex Construction Products Inc. .......................       144,336
  18,605 Century Aluminum Co. ....................................       309,308
     170 Christiana Cos., Inc. ...................................         6,577
  12,621 Commercial Intertech Corp. ..............................       246,898
   4,759 Cubic Corp. .............................................       131,467
   5,555 Culligan Water Technologies, Inc. .......................       320,107
   4,600 Curtiss Wright Corp. ....................................       172,213
  14,432 Daniel Industries .......................................       270,600
  20,673 D.R. Horton, Inc.++ .....................................       481,939
   8,179 Elcor Corp. .............................................       219,299
  10,094 Excel Industries Inc. ...................................       200,618
 284,625 Fedders Corp. ...........................................     1,672,172
  11,708 Granite Construction Inc. ...............................       310,262
  60,000 Hardinge Inc. ...........................................     2,025,000
  92,868 Harman International Industries Inc. ....................     4,318,362
  12,450 Hughes Supply Inc. ......................................       431,859
   7,809 Idex Corp. ..............................................       266,970
   3,959 Ionics Inc.+ ............................................       170,237
  17,541 Jacobs Engineering Group Inc. ...........................       525,134
   5,926 JLG Industries Inc. .....................................        92,594
  18,205 Juno Lighting Inc. ......................................       354,998
  16,300 Justin Industries Inc. ..................................       211,900
 207,540 Kaman Corp., Class A Shares .............................     3,580,065
  37,768 Kaufman & Broad Home Corp. ..............................       977,247
  25,370 Kennametal Inc. .........................................     1,335,096
   6,078 Lawson Products Inc. ....................................       168,665
  39,604 Lennar Corp. ............................................     1,106,437
  24,311 Lincoln Electric Co., Class A Shares.....................       923,818
   4,621 Lindsay Manufacturing Co. ...............................       193,504
   6,887 L.S. Starrett Co., Class A Shares .......................       276,341
   5,423 Lydall Inc. .............................................        95,241
   6,719 Manitowoc Company Inc. ..................................       264,981

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 CAPITAL GOODS -- 5.8% (CONTINUED)
  10,291 MascoTech Inc. ..........................................  $    213,538
   1,868 Matthews International Corp., Class A Shares.............        78,456
   2,215 Mestek Inc. .............................................        44,854
   3,038 Methode Electronics Inc., Class A Shares ................        42,912
   9,009 Mikasa Inc. .............................................       128,941
  13,140 Modine Manufacturing Co. ................................       459,900
  12,181 Morrison Knudsen Corp. ..................................       148,456
   5,105 National Presto Industries Inc. .........................       198,776
   5,277 Nordson Corp. ...........................................       256,594
  25,410 NTL Inc.++ ..............................................       844,883
   8,600 NVR Inc.+................................................       278,425
   3,438 Oakwood Homes............................................       136,231
  11,056 OHM Corp. ...............................................       142,346
  16,346 Oregon Metallurgical Corp. ..............................       563,937
   3,302 O'Reilly Automotive Inc. ................................        98,028
     300 Rental Service Corp. ....................................         7,050
 122,258 Robbins & Myers Inc.++ ..................................     4,844,473
   4,036 Sheldahl Inc. ...........................................        68,107
   3,821 Specialty Equipment Cos., Inc.+..........................        68,300
   7,614 SPS Technologies Inc.+...................................       360,713
   2,551 SPX Corp.++ .............................................       190,528
  29,133 Standard Pacific Corp. ..................................       504,365
  29,901 Stewart & Stevenson Services, Inc. ......................       730,706
   6,934 Stone & Webster Inc. ....................................       286,461
  90,000 Tecumseh Products Co. ...................................     4,511,250
   8,277 Terex Corp. .............................................       197,613
   7,543 Thermadyne Holdings Corp. ...............................       255,991
     601 Thermo Terratech Inc. ...................................         4,132
  18,279 Titan International Inc. ................................       342,731
  21,783 Toll Brothers Inc.+......................................       653,490
   3,683 Tractor Supply Co. ......................................        68,136
   4,508 Tremont Corp. ...........................................       255,829
  11,700 US Home Corp.+...........................................       512,606
   2,211 Valhi Inc. ..............................................        21,281
   8,542 Wabash National Corp. ...................................       253,591
 132,861 Zurn Industries Inc. ....................................     5,829,276
--------------------------------------------------------------------------------
                                                                      52,783,046
--------------------------------------------------------------------------------
 CONSUMER DURABLES -- 4.9%
   7,483 Alamo Group Inc. ........................................       135,629
   7,177 Alltrista Corp. .........................................       193,330
   9,459 AT Cross Co., Class A Shares ............................       103,458
   9,784 BT Office Products International, Inc. ..................       113,128
   3,606 Bush Industries, Inc., Class A Shares ...................        90,601
  15,373 Coachmen Industries Inc. ................................       439,091
   1,285 Coleman Co. Inc. ........................................        26,503
   1,752 Cort Business Services Corp. ............................        70,409
   7,319 Culp Inc. ...............................................       151,412
   8,279 Detroit Diesel Corp. ....................................       177,999
  33,433 Diamond Multimedia Systems Inc...........................       478,510
   7,982 Discount Auto Parts Inc. ................................       178,098
  18,070 Donaldson Inc. ..........................................       430,292
  11,236 Ethan Allen Interiors Inc. ..............................       626,407
  15,682 Exide Corp...............................................       347,944
  22,960 Federal Mogul Corp.++ ...................................     1,126,475
  31,858 Flowserve Corp. .........................................     1,009,500
 224,706 GenCorp Inc. ............................................     6,123,239

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 CONSUMER DURABLES -- 4.9% (CONTINUED)
   2,917 Hays Lemmerz International Inc. .........................  $     94,620
  21,145 Interface Inc., Class A Shares ..........................       808,796
  13,765 Jostens Inc. ............................................       323,478
   5,245 K2 Inc. .................................................       105,556
  15,057 La-Z-Boy Chair Co. ......................................       721,795
  50,442 Longview Fiber Co. ......................................       778,698
  13,804 Myers Industries Inc. ...................................       282,982
   3,985 Oak Industries Inc. .....................................       122,290
  13,476 Oneida Ltd. .............................................       360,483
   7,400 Oshkosh B'Gosh Inc., Class A Shares .....................       290,450
  14,076 O'Sullivan Industries Holdings, Inc. ....................       160,994
  22,481 P.H. Gladfelter Co. .....................................       394,823
 250,954 Pioneer Standard Electronics Inc. .......................     4,140,741
  15,087 Pulte Corp. .............................................       686,459
 125,000 Rival Co. ...............................................     1,812,500
   1,213 Rockshox Inc. ...........................................         8,794
   9,896 Russ Berrie & Co. Inc. ..................................       275,851
  13,849 Ryland Group Inc. .......................................       386,906
   8,198 Sequa Corp., Class A Shares+ ............................       616,387
  15,793 Simpson Industries Inc. .................................       206,296
   8,410 Skyline Corp. ...........................................       268,594
 102,966 Southdown Inc. ..........................................     6,589,824
  12,376 Springs Industries Inc. .................................       692,283
   8,289 Standard Motor Products Inc. ............................       170,961
  16,759 Standard Products Co. ...................................       546,762
   1,181 Standex International Corp. .............................        36,685
 116,709 Stanhome Inc. ...........................................     3,369,972
 220,000 Sturm Ruger & Co. Inc. ..................................     4,441,250
  13,495 Superior Industries International, Inc. .................       419,188
  23,313 TBC Corp.+...............................................       212,731
  15,560 Thomas Industries Inc. ..................................       367,605
  44,309 Thor Industries Inc. ....................................     1,766,821
     849 Tower Automotive Inc. ...................................        38,576
  10,436 Triangle Pacific Corp. ..................................       375,696
   1,943 Ugly Duckling Corp.#++...................................        19,430
   9,553 United Auto Group Inc.++ ................................       157,027
  14,257 VMR Scientific Products Corp. ...........................       491,867
  18,126 Watts Industries Inc., Class A Shares ...................       544,913
  13,362 Winnebago Industries Inc. ...............................       160,344
   6,832 Wynn's International Inc. ...............................       173,362
--------------------------------------------------------------------------------
                                                                      45,244,815
--------------------------------------------------------------------------------
 CONSUMER NON-DURABLES -- 5.7%
  11,870 Acceptance Insurance Cos., Inc.+ ........................       288,589
  19,262 Acclaim Entertainment Inc.++ ............................        99,922
  34,965 Adolph Coors Co., Class B Shares ........................     1,092,656
   8,376 Alberto Culver Co., Class B Shares++ ....................       254,945
   5,313 American Safety Razor Co. ...............................       121,535
   3,567 Authentic Fitness Corp. .................................        74,907
  41,357 Bob Evans Farms, Inc. ...................................       850,403
 217,700 Brown Group Inc. ........................................     3,238,288
   1,006 Buckle Inc. .............................................        41,372
  43,963 Buffets Inc. ............................................       464,359
  55,016 Burlington Industries Inc.+ .............................       911,203
   5,959 Bush Boake Allen Inc. ...................................       192,178
  14,900 Canadaigua Wine Co., Class A Shares .....................       830,675
  22,000 Carter Wallace Inc. .....................................       393,250

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 CONSUMER NON-DURABLES -- 5.7% (CONTINUED)
  13,395 Church & Dwight Co. Inc. ................................  $    384,269
  11,076 CN Galey & Lord Inc. ....................................       219,443
   1,106 Coca Cola Bottling Co. ..................................        66,084
   5,164 Converse Inc. ...........................................        34,857
  19,046 Department 56 Inc. ......................................       627,328
  10,144 Earthgrains Co. .........................................       439,362
   4,619 Electro Rent Corp. ......................................       187,070
     835 Farmer Brothers Co. .....................................       148,630
  31,559 Felcor Suite Hotels Inc. ................................     1,132,179
   7,459 Filenet Corp. ...........................................       248,944
  29,122 First Brands Corp. ......................................       749,892
  36,734 Fleming Cos., Inc. ......................................       654,324
   2,489 Florida East Coast Industries, Inc. .....................       271,301
  27,529 Footstar Inc. ...........................................       825,870
   1,397 Fossil Inc. .............................................        37,544
   4,905 Friedman's Inc., Class A Shares .........................        87,370
  40,000 Garan Inc. ..............................................     1,042,500
     537 Goody's Family Clothing Inc.++ ..........................        20,138
  25,005 Griffon Corp.+ ..........................................       411,020
   2,414 Guess ?, Inc. ...........................................        13,126
  32,215 Handelman Co. ...........................................       217,451
  23,900 Hartmarx Corp.+ .........................................       194,188
  55,326 Helig Meyers ............................................       857,553
   2,608 Houghton Mifflin Co. ....................................        82,804
   7,189 Ingles Markets Inc., Class A Shares .....................        89,863
  16,500 International Multifoods Corp. ..........................       460,969
  22,610 J.M. Smucker Co. ........................................       601,991
  18,200 Journal Register Co. ....................................       360,588
  10,548 JP Foodservice Inc. .....................................       348,743
  21,393 Kellwood Co. ............................................       693,935
 260,846 Kimball International Inc., Class B Shares ..............     5,445,160
   4,600 Knoll Inc. ..............................................       163,875
  16,637 Lewis Galoob Toys Inc. ..................................       144,534
   1,138 Liqui-Box Corp. .........................................        44,951
 250,000 Merrill Corp. ...........................................     4,906,250
  13,185 Michael Foods Inc. ......................................       334,569
   1,095 The North Face Inc.++ ...................................        30,112
   6,231 Oxford Industries Inc. ..................................       196,276
   3,128 Performance Food Group Co. ..............................        57,868
  23,459 Phillips Van Heusen Corp. ...............................       304,967
   2,427 Pilgrims Pride Corp. ....................................        26,090
   4,120 Pillowtex Corp. .........................................       161,710
   1,731 Quiksilver Inc. .........................................        51,064
  51,682 Riviana Foods, Inc.++ ...................................     1,146,694
   1,162 Robert Mondavi Corp., Class A Shares ....................        48,223
  13,810 Scholastic Corp. ........................................       547,221
   2,359 Schweitzer Mauduit International Inc. ...................        78,437
     333 Seaboard Corp. ..........................................       137,196
   7,800 Sovran Self Storage Inc. ................................       230,100
  20,154 Sunglass Hut International Inc. .........................       143,597
  38,091 The Topps Co. ...........................................       104,750
 111,919 Toro Co. ................................................     4,490,750
  10,286 Toy Biz Inc. ............................................        92,574
  13,389 Tracor Inc. .............................................       410,038
  29,594 Tultex Corp. ............................................       116,526
   3,743 Unitog Co. ..............................................        75,328

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 CONSUMER NON-DURABLES -- 5.7% (CONTINUED)
 100,000 Universal Corp. of Virginia .............................  $  4,750,000
  24,750 Universal Foods Corp. ...................................     1,113,750
  11,025 US Can Corp. ............................................       188,803
   6,496 US Rentals Inc. .........................................       178,640
   6,400 Walbro Corp. ............................................        83,200
 214,798 Wausau-Mosinee Paper Corp. ..............................     4,645,007
  17,068 Windmere-Double Holdings, Inc. ..........................       469,370
  13,264 WMS Industries Inc. .....................................       353,154
--------------------------------------------------------------------------------
                                                                      51,634,402
--------------------------------------------------------------------------------
 CONSUMER SERVICES -- 9.3%
  14,055 Aaron Rents Inc., Class A Shares ........................       309,210
  12,768 ABM Industries Inc. .....................................       459,648
  55,731 AC Nielsen Corp. ........................................     1,393,275
   2,400 Ackerley Group Inc. .....................................        45,750
   3,715 Advo Inc. ...............................................        90,785
   2,319 Amazon.Com Inc.++ .......................................       178,563
   1,024 AMC Entertainment Inc.++ ................................        26,368
  20,765 American Radio Systems Corp. ............................     1,240,709
  21,500 Ames Department Stores Inc.++ ...........................       335,938
  23,139 AnnTaylor Stores Corp.+ .................................       328,285
 130,000 Applebee's International, Inc. ..........................     2,990,000
  13,325 Arbor Drugs Inc. ........................................       313,138
  16,367 ASA Holdings Inc. .......................................       658,772
  29,132 Ascent Entertainment Group Inc. .........................       313,169
  44,701 Aztar Corp.+ ............................................       379,959
     139 Bally's Grand Inc. ......................................         7,080
  29,300 Banta Corp. .............................................       871,675
   2,754 Berlitz International Inc.+ .............................        71,432
  36,500 BJ's Wholesale Club Inc. ................................     1,236,438
  80,000 Borg Warner Automotive Inc. .............................     4,690,000
 138,012 Bowne & Co., Inc. .......................................     5,848,259
  63,534 Brinker International Inc. ..............................     1,326,272
   3,475 Cablevision Systems Corp., Class A Shares ++.............       339,681
   2,725 Capstar Hotel Co. .......................................        91,969
   7,800 Carmike Cinemas Inc., Class A Shares+ ...................       238,388
  18,746 Casey's General Stores Inc. .............................       282,362
  10,901 Century Communications Corp., Class A Shares+ ...........       111,054
 102,821 Charming Shoppes Inc.+ ..................................       459,481
  18,457 Checkpoint Systems Inc. .................................       342,608
  24,197 Choice Hotels Corp. .....................................       362,955
   6,941 CMAC Investment Corp. ...................................       465,047
   4,651 Coinmatch Laundry Corp.++ ...............................       110,752
   1,485 Cox Radio Inc. ..........................................        63,855
   1,624 Dart Group Corp., Class A Shares ........................       194,677
     772 Data Dimensions Inc.++ ..................................        10,519
 169,216 Del E. Webb Corp. .......................................     5,414,912
  16,300 Dress Barn Inc.+ ........................................       475,756
   7,919 E Town Corp. ............................................       287,064
   6,101 Eagle Hardware & Garden Inc. +...........................       115,538
     962 Education Management Corp. ..............................        31,025
   4,998 Einstein/Noah Bagel Corp.++ .............................        24,678
  35,259 Equity Inns Inc. ........................................       559,737
  22,346 Exabyte Corp. ...........................................       178,768
  16,200 Fabric Centers of America Inc., Class A Shares ..........       490,050
   5,553 Family Golf Centers, Inc.++ .............................       186,720
  45,566 Fingerhut Co., Inc. .....................................     1,130,606

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 CONSUMER SERVICES -- 9.3% (CONTINUED)
  13,822 Florida Panthers Holdings, Inc. .........................  $    297,173
  24,476 Franklin Convey Co. .....................................       596,603
   5,343 GC Cos., Inc.+ ..........................................       264,478
   3,283 Genovese Drug Stores, Inc. ..............................        59,299
  16,300 Gibson Greetings Inc.+ ..................................       358,600
  32,205 Grand Casinos, Inc. .....................................       491,126
 157,412 The Great Atlantic & Pacific Tea Co., Inc. ..............     4,791,228
     700 Grey Advertising Inc. ...................................       254,100
   3,466 Hach Co. ................................................        36,826
  14,745 Hancock Fabric Inc. .....................................       240,528
  19,409 Hollywood Park Inc.+ ....................................       288,709
  32,800 Homebase Inc. ...........................................       229,600
  22,456 Hospitality Property Trust ..............................       785,960
  14,747 Host Marriott Services Corp. ............................       197,241
   1,001 HSB Group Inc. ..........................................        63,188
  12,800 Huffy Corp. .............................................       194,400
   7,651 IHOP Corp. ..............................................       274,480
   8,274 Jacor Communications Inc.++ .............................       478,858
  17,253 John H. Harland Co.++ ...................................       262,030
  15,636 Jones Intercable Inc., Class A Shares ...................       265,812
 154,946 Kelly Services Inc., Class A Shares .....................     5,519,951
  58,257 Laidlaw Environmental Services Inc.++ ...................       280,362
   8,038 Landry's Seafood Restaurants, Inc. ......................       213,007
   6,441 Libbey Inc. .............................................       237,512
   4,600 Linens 'N Things Inc. ...................................       231,725
  13,439 Lone Star Steakhouse & Saloon, Inc. .....................       283,059
  29,368 Longs Drug Stores Corp. .................................       930,598
 247,686 Luby's Cafeterias Inc. ..................................     4,303,544
  18,648 Marcus Corp. ............................................       318,181
  30,000 Marsh Supermarkets Inc. .................................       466,875
   9,110 Marvel Entertainment Group Inc.++ .......................         7,971
  22,215 Michaels Stores Inc.+ ...................................       755,310
  13,452 MicroAge Inc.+ ..........................................       173,194
  44,789 Mobil Telecommunications Technologies Corp. .............     1,007,752
 145,807 Nash Finch Co. ..........................................     2,825,011
   3,434 National Media Corp. ....................................         9,014
  11,316 On Command Corp. ........................................       151,351
   4,409 Paxson Communications Corp. .............................        39,405
   4,509 Personnel Group of America Inc. .........................       183,178
   5,844 Pier 1 Imports Inc.++ ...................................       156,327
   7,070 Pinkertons Inc. .........................................       162,610
  85,022 Polaris Industries Inc. .................................     2,795,098
  18,902 Pool Energy Services Co.+ ...............................       446,560
  21,852 Prime Hospitality Corp.+ ................................       415,188
  26,464 Prime Retail Inc. .......................................       385,382
  46,582 Proffitts Inc. ..........................................     1,577,965
     504 Quality Food Centers Inc. ...............................        42,147
   4,213 Rainforest Cafe Inc. ....................................        69,514
   4,886 Rare Hospitality International Inc. .....................        48,249
   8,810 RCN Corp. ...............................................       517,587
     839 Regis Corp. .............................................        22,653
  14,854 Rio Hotel & Casino Inc. .................................       422,411
  10,863 Rollins Inc. ............................................       224,049
  14,619 Ruby Tuesday Inc. .......................................       381,921
  27,321 Ruddick Corp. ...........................................       495,193
  46,600 Ryans Family Steak Houses Inc.+ .........................       385,906

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 CONSUMER SERVICES -- 9.3% (CONTINUED)
  55,383 Safety-Kleen Corp. ......................................  $  1,484,957
  97,576 Sbarro Inc. .............................................     2,878,492
  16,080 Scotts Co., Class A Shares+ .............................       546,720
  90,406 Service Merchandise Inc.+ ...............................       209,064
  16,645 Shoney's Inc.+ ..........................................        81,144
  13,842 Shopko Stores Inc. ......................................       364,218
  15,399 Showboat Inc. ...........................................       457,158
  11,936 Silgan Holding Inc. .....................................       420,744
     665 Sinclair Broadcast Group Inc., Class A Shares ...........        37,614
  10,327 Sonic Corp. .............................................       302,065
  21,186 Spelling Entertainment Group Inc. .......................       190,674
  14,007 The Sports Authority, Inc. ..............................       186,468
  20,093 Station Casinos Inc. ....................................       283,814
  26,588 Storage USA Inc. ........................................     1,061,858
   7,599 Sunburst Hospitality Corp. ..............................        66,491
   2,900 Syms Corp. ..............................................        39,512
  11,046 Talbot's, Inc.++ ........................................       196,757
   7,144 Tanger Factory Outlet Centers Inc. ......................       216,106
  50,686 TCI Satellite Entertainment Inc., Class A Shares ........       338,963
  10,607 Thomas Nelson Corp. .....................................       132,588
  19,778 True North Communications Inc. ..........................       510,520
  22,135 Trump Hotels & Casino Resorts, Inc.++ ...................       229,651
   8,347 Uni First Corp. .........................................       226,412
   8,552 United International Holdings, Class A Shares ...........       124,538
   9,243 Value City Department Stores Inc. +......................       102,828
  12,615 Wackenhut Corp. .........................................       295,664
  15,922 Winston Hotels Inc. .....................................       209,971
  35,828 World Color Press Inc. ..................................     1,157,692
  32,625 Zale Corp.+ .............................................       907,383
--------------------------------------------------------------------------------
                                                                      85,258,992
--------------------------------------------------------------------------------
 ENERGY -- 7.7%
  12,800 ACX Technologies Inc. ...................................       305,600
 286,287 Aquila Gas Pipeline Corp. ...............................     3,453,337
  23,078 Arch Coal Inc. ..........................................       605,798
  49,715 Atlantic Energy Inc.+ ...................................     1,012,943
   9,168 Benton Oil & Gas Co.+ ...................................       114,027
  90,625 C&D Technology Inc. .....................................     4,735,156
  20,129 Cabot Oil & Gas Corp., Class A Shares ...................       422,709
  10,070 Cascade Corp. ...........................................       156,714
  19,600 Coho Energy Inc. ........................................       155,575
  21,880 Comstock Resources Inc. .................................       206,493
  10,834 Devon Energy Co. ........................................       369,033
   3,964 DII Group, Inc. .........................................       105,046
     707 DLB Oil & Gas Inc. ......................................         6,717
 103,416 Eastern Enterprises .....................................     4,582,622
  35,876 Equitable Resources Inc. ................................     1,130,094
  26,965 Forest Oil Corp. ........................................       379,195
 162,000 Helmerich & Payne Inc. ..................................     4,687,875
   5,396 Holly Corp. .............................................       146,029
  14,629 HS Resources Inc. .......................................       204,806
   6,386 Hugoton Energy Corp. ....................................        56,676
  10,673 Imco Recycling Inc. .....................................       184,776
  92,750 Kelley Oil & Gas Corp. ..................................       208,687
   6,295 Lomak Petroleum, Inc. ...................................       104,261
  18,247 Louis Dreyfus Natural Gas Corp.+ ........................       329,586

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 ENERGY -- 7.7% (CONTINUED)
   8,827 Magnetek Inc.+ ..........................................  $    156,679
  15,642 Meridian Resource Corp. .................................       130,024
 200,000 Mitchell Energy & Development Corp. .....................     5,487,500
 145,000 The Montana Power Co. ...................................     4,640,000
  17,303 New Jersey Resources Corp. ..............................       631,560
   9,886 North Carolina Natural Gas Corp. ........................       244,048
  22,136 Northwest Natural Gas Co. ...............................       623,958
  10,268 Nuevo Energy Co.+ .......................................       368,365
  10,473 NUI Corp. ...............................................       276,880
   5,400 Ocean Energy Inc. .......................................       252,450
   5,129 Oceaneering International Inc.+ .........................        84,949
 270,818 Offshore Logistics Inc.+ ................................     4,773,167
  49,087 Ogden Corp. .............................................     1,349,892
  19,795 Parker Drilling Co.+ ....................................       217,745
 135,000 Penn Virginia Corp. .....................................     3,788,438
  34,567 Quaker State Corp. ......................................       522,826
   1,612 RMI Titanium Co.++ ......................................        38,285
  11,676 RPC Inc. ................................................       132,085
  12,908 Seacor Smit Inc. ........................................       722,041
   4,704 Semco Energy Inc. .......................................        78,792
  30,000 Sierra Pacific Resources ................................     1,076,250
 327,832 Snyder Oil Corp. ........................................     6,105,871
  26,012 Tesoro Petroleum Corp. ..................................       430,824
  31,898 Titan Exploration Co. ...................................       231,260
  25,728 Tom Brown Inc. ..........................................       509,736
   3,872 Trigen Energy Corp. .....................................        76,472
 262,202 Vintage Petroleum Inc. ..................................     5,260,428
   9,555 Westcorp, Inc. ..........................................       163,032
 295,283 Western Gas Resource Inc. ...............................     5,056,721
 235,000 Zeigler Coal Holdings Co. ...............................     3,774,688
--------------------------------------------------------------------------------
                                                                      70,868,721
--------------------------------------------------------------------------------
 FINANCIAL SERVICES -- 12.2%
   4,506 Aames Financial Corp.+ ..................................        60,268
  11,160 Albank Financial Corp. ..................................       542,655
  18,450 Alfa Corp. ..............................................       332,100
  22,187 Allied Group Inc. .......................................       698,891
  23,089 Amcore Financial Inc. ...................................       591,656
  12,279 Amerco + ................................................       343,812
   8,400 American Annuity Group ..................................       186,900
   8,045 American Heritage Life Investment Corp. .................       326,325
   5,300 Amerin Co. ..............................................       155,025
 161,324 Amerus Life Holdings Inc., Class A Shares................     5,263,195
  15,763 AMRESCO Inc. ............................................       532,001
  35,210 Arcadia Financial Ltd.++ ................................       268,476
  23,039 Astoria Financial Corp. .................................     1,287,304
   6,500 Avatar Holdings Inc.+ ...................................       157,625
  11,400 Baldwin & Lyons Inc., Class B Shares ....................       273,600
  11,800 Bay View Capital Corp. ..................................       410,050
   4,868 BOK Financial Corp. .....................................       239,140
  10,600 Capital Re Corp. ........................................       656,537
   8,804 Capitol Transamerican Corp. .............................       182,683
 274,544 Capstead Mortgage Corp. .................................     5,216,336
  23,512 Cash America International Inc. .........................       282,144
 125,000 Centris Group Inc. ......................................     3,140,625
   7,958 Chatwell RE Corp. .......................................       243,714

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 FINANCIAL SERVICES -- 12.2% (CONTINUED)
  10,397 Chemical Financial Corp. ................................  $    457,468
  14,413 Chittenden Corp. ........................................       551,297
  34,376 CNA Surety Corp. ........................................       541,422
  17,900 Coast Federal Litigation Rights..........................       272,975
  19,845 Commerce Group Inc. .....................................       689,614
   4,521 Compdent Corp. ..........................................        62,729
   9,200 CPB Inc. ................................................       179,400
   1,330 Credit Acceptance Corp.++ ...............................        10,889
  87,070 Dain Rauscher Corp. .....................................     5,104,479
  13,321 Delphi Financial Group Inc., Class A Shares .............       586,124
   1,206 Delta Financial Corp.+++ ................................        16,658
  14,008 Doral Financial Corp. ...................................       378,216
  19,527 Downey Financial Corp. ..................................       571,165
 124,631 Eaton Vance Corp. .......................................     5,179,976
  12,736 Enhance Financial Services Group Inc.++..................       790,428
   3,038 E.W. Blanch Holdings Inc.................................       109,178
  19,510 F&M National Corp........................................       687,727
  16,592 FBL Financial Group Inc..................................       771,528
  13,845 Fidelity National Financial Corp.........................       404,966
   6,775 Financial Federal Corp...................................       148,203
  30,198 Financial Security Assurance Holdings Ltd.++.............     1,587,282
  14,185 First American Financial Corp............................       845,781
  21,947 First Commonwealth Financial Corp........................       650,180
   4,000 First Federal Financial Services Corp.++ ................       158,500
   6,268 First Financial Corp., Indiana...........................       343,565
   6,690 First Financial Holding Inc..............................       351,225
   9,400 First Indiana Corp.......................................       274,962
   8,382 First Source Corp........................................       276,589
  13,423 FNB Corp.................................................       496,651
     524 Fleet Financial Group, Inc...............................        41,298
  16,783 Foremost Corp............................................       382,862
  16,500 Fort Wayne National Corp., Indiana.......................       801,797
  41,130 Franchise Financial Corp.................................     1,100,227
  24,183 Fremont General Corp.....................................     1,419,240
   5,186 Frontier Insurance Group Inc.............................       122,195
  21,386 Fulton Financial Corp....................................       688,362
   5,570 Fund American Enterprises Holdings Inc...................       728,277
  18,672 Gainsco Inc..............................................       152,877
   4,931 Grand Premier Financial Inc..............................        86,293
   8,622 Guarantee Life Co., Inc..................................       230,639
  14,348 Hambrecht & Quist Inc....................................       460,930
   7,351 Hancock Holding Co.......................................       452,087
  12,500 Harleysville Group Inc...................................       304,688
   6,918 Harleysville National Corp. of Pennsylvania..............       297,474
  19,809 Hartford Life Inc., Class A Shares.......................       853,025
  10,044 Heritage Financial Services Inc..........................       330,824
  14,466 H.F. Ahmanson & Co.......................................       903,221
  14,952 HFNC Financial Corp.++...................................       203,721
  12,936 Highlands Insurance Group, Inc...........................       317,741
  17,527 HUBCO Inc................................................       639,736
  11,773 IMPAC Mortgage Holdings Inc..............................       192,783
   1,614 Irwin Financial Corp.....................................        76,262
     926 Jefferies Group Inc......................................        41,033
  25,200 John Alden Financial Corp................................       565,425
   8,008 JSB Financial Inc........................................       430,931
   3,284 Kansas City Life Insurance Co............................       302,949

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                          SECURITY                             VALUE

-------------------------------------------------------------------------------
 FINANCIAL SERVICES -- 12.2% (CONTINUED)
  50,588 Keystone Financial Inc..................................  $  2,118,372
  14,610 Legg Mason Inc..........................................       872,948
  12,298 Liberty Corp............................................       634,116
   8,476 Life Re Corp............................................       539,285
  17,200 Life USA Holding Inc....................................       264,450
  10,778 Long Beach Financial Corp...............................       127,989
  32,296 Magna Group Inc. .......................................     1,879,223
   2,126 Markel Corp. ...........................................       369,924
   4,597 MBIA, Inc. .............................................       336,443
   4,282 McDonald & Co. Investments Inc. ........................       107,050
 110,000 McGrath Rent Corp. .....................................     2,406,250
   5,170 Meadowbrook Insurance Group, Inc. ......................       156,392
  21,221 Medical Assurance Inc. .................................       618,061
 143,308 Mercury Finance Co.++ ..................................        80,611
  20,547 Mid Am Inc. ............................................       539,359
   7,979 Mid America Bancorp ....................................       267,296
  10,560 MMI Companies Inc. .....................................       250,800
  12,626 Moneygram Payment Systems, Inc. ........................       156,247
  21,850 Morgan Keegan Inc. .....................................       469,775
  12,408 National Auto Credit Inc. ..............................        20,163
   6,783 National Processing Inc. ...............................        78,852
   1,959 National Western Life Insurance, Class A Shares ........       190,758
   3,994 Nationwide Financial Services Inc., Class A Shares .....       175,736
   4,288 NYMAGIC Inc. ...........................................       128,640
   9,631 Ocwen Asset Investment Corp. ...........................       189,610
   6,550 Omega Financial Corp. ..................................       243,169
 141,638 Orion Capital Corp. ....................................     6,913,705
   5,202 PEC Israel Economic Corp. ..............................       105,015
   5,193 Penn Treaty American Corp. .............................       162,281
  26,751 Penncorp Financial Group Inc.++ ........................       929,597
   9,840 Peoples First Corp. ....................................       353,625
  26,600 Peoples Heritage Financial Group Inc. ..................     1,238,562
  42,990 Phoenix Duff & Phelps Co. ..............................       349,294
  11,422 Piper Jaffray Inc. .....................................       419,758
  24,471 Presidential Life Corp. ................................       532,244
  12,353 Price Enterprises Inc. .................................       245,516
  25,703 Primark Corp.+ .........................................     1,103,623
 142,194 PXRE Corp. .............................................     4,408,014
   5,020 Raymond James Financial Inc. ...........................       200,172
  23,648 Reinsurance Group of America ...........................     1,083,374
  12,492 Resource Bankshares Management Group Inc. ..............       194,407
  16,912 Risk Capital Holdings Inc. .............................       395,318
   6,910 RLI Corp. ..............................................       360,184
  10,144 Scpie Holdings Inc. ....................................       297,980
  18,662 Security Capital Atlantic, Inc. ........................       396,567
 178,674 Selective Insurance Group Inc. .........................     4,902,368
  27,679 Shurgard Storage Centers Inc., Class A Shares ..........       771,552
   9,035 Smart & Final Inc. .....................................       175,618
 184,200 Southwest Securities Group, Inc. .......................     4,950,375
   6,100 SPS Transaction Services, Inc. .........................       178,044
   5,999 State Auto Financial Corp. .............................       197,967
  58,400 Stewart Information Services Corp. .....................     1,832,300
   4,038 Student Loan Corp. .....................................       194,833
  19,526 Thornberg Mortgage Asset Corp.++ .......................       302,653
  14,890 TR Financial Corp. .....................................       490,905
  10,838 Trans Financial Inc. ...................................       444,358

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 FINANCIAL SERVICES -- 12.2% (CONTINUED)
  11,980 Trenwick Group Inc. .....................................  $    437,270
   2,420 Triad Guaranty Inc. .....................................        90,750
  13,742 The Trust Co. of New Jersey .............................       376,187
  31,554 Trustmark Corp. .........................................     1,384,432
  16,256 UMB Financial Corp. .....................................       926,592
  23,856 United Cos. Financial Corp.++............................       374,241
   7,351 United Fire & Casualty Co. ..............................       319,769
   7,954 United Wisconsin Services Inc. ..........................       246,574
   5,771 USF & G Corp. ...........................................       141,026
  24,888 UST Corp.++ .............................................       681,309
   2,151 Value Line Inc. .........................................        91,149
   8,104 Vesta Insurance Group Inc. ..............................       464,460
   4,226 WFS Financial Inc.++.....................................        50,712
   3,730 White River Corp.+.......................................       300,964
  20,261 Whitney Holding Corp. ...................................     1,278,976
  22,635 WR Berkley Corp. ........................................     1,032,722
   9,889 WSFS Financial Corp. ....................................       205,197
  10,415 Zenith National Insurance Corp. .........................       284,460
--------------------------------------------------------------------------------
                                                                     112,055,654
--------------------------------------------------------------------------------
 HEALTH CARE -- 4.4%
   5,136 Alpharma, Inc. ..........................................       118,770
   6,894 American Homepatient Inc. ...............................       158,562
  11,639 American Oncology Resources, Inc. .......................       177,495
   1,028 Amerisource Health Corp., Class A Shares.................        60,138
  13,110 AMLI Residential Property Trust .........................       294,975
  17,533 Apria Healthcare Group Inc. .............................       238,887
     716 Arrow International Inc. ................................        28,014
   1,350 ATL Ultrasound Inc. .....................................        61,425
  39,307 Avalon Properties Inc....................................     1,130,076
   4,092 Bacou USA Inc. ..........................................        70,075
  50,000 Bergen Brunswig Corp., Class A Shares ...................     2,250,000
 161,065 Bindley Western Industries Inc. .........................     5,335,278
   8,161 Bio Rad Labs Inc., Class A Shares........................       209,126
   6,869 Block Drug Inc., Class A Shares..........................       289,357
   9,167 Cardiothoratic Systems Inc. .............................        63,023
  23,668 Cephalon Inc. ...........................................       284,016
 133,515 Chemed Corp. ............................................     5,273,842
   6,452 Clinitrials Research Inc. ...............................        51,616
   1,578 Closure Medical Corp. ...................................        31,363
  14,159 CNS Inc. ................................................        90,264
   5,412 Coherent Inc. ...........................................       253,011
  11,379 Conmed Corp. ............................................       249,627
  12,938 Datascope Corp. .........................................       325,067
  12,184 Deltic Timber Corp. .....................................       342,675
   9,799 Diagnostic Products Corp. ...............................       278,047
   1,300 Fuisz Technologies Ltd.++ ...............................        15,600
   6,500 Gensia Sicor Inc. .......................................        36,766
   4,741 Gilead Sciences Inc. ....................................       169,787
     978 Graham Field Health Products Inc. .......................        16,870
   2,374 Gulf South Medical Supply, Inc. .........................        85,761
  22,105 Haemonetics Corp. .......................................       368,877
   5,472 HCIA Inc. ...............................................        74,898
     576 Healthplan Services Corp. ...............................        14,367
  35,647 ICN Pharmaceutical, Inc. ................................     2,058,614
  16,879 IDEXX Laboratories Inc. .................................       264,789

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 HEALTH CARE -- 4.4% (CONTINUED)
  21,400 IES Industries Inc. .....................................  $    774,413
  39,461 Imation Corp. ...........................................       663,438
 154,042 Integrated Health Services Inc.++........................     5,227,800
  12,806 Invacare Corp. ..........................................       293,738
   5,013 Lab Holdings Inc. .......................................       109,659
  42,991 Laboratory Corp. of America++ ...........................        83,295
  12,894 Magellan Health Services Inc. ...........................       290,115
  22,646 Mariner Health Group Inc. ...............................       343,936
   5,184 Marquette Medical System, Inc. ..........................       142,560
  46,593 Medaphis Corp. ..........................................       483,402
   2,396 Medical Manager Corp. ...................................        59,900
   8,212 Medical Resources Inc. ..................................        71,855
  37,501 Merry Land & Investment .................................       869,554
  10,480 Mid Atlantic Medical Services, Inc. .....................       123,140
   3,340 Morrison Health Care Inc. ...............................        66,800
  18,212 National Health Investors Inc. ..........................       746,692
   3,748 Neurogen Corp. ..........................................        61,842
  20,320 Neuromedical Systems Inc. ...............................        52,070
  56,498 Novacare Inc. ...........................................       790,972
   5,079 OEC Medical Systems Inc. ................................       112,055
  18,640 Omega Healthcare Inc.....................................       723,465
   3,966 Owens & Minor Inc. Holding Co. ..........................        70,396
  63,551 Paragon Health Network, Inc. ............................     1,183,637
  10,200 Paragon Trade Brands Inc.+...............................        51,638
  65,382 Perrigo Co. .............................................       702,857
  10,137 Pharamerica Inc. ........................................       131,781
   3,020 Phymatrix Inc. ..........................................        39,449
  16,914 Physician Resource Group, Inc. ..........................        64,485
  26,241 Playtex Products Inc.+...................................       370,654
   2,100 Psychemedics Corp. ......................................        11,812
  29,452 Quest Diagnostics Inc. ..................................       456,506
  18,525 Read Rite Corp.++ .......................................       263,981
   6,830 Regeneron Pharmaceuticals Inc. ..........................        55,494
   4,126 Rightchoice Managed Care, Inc. ..........................        44,355
  20,573 Roberts Pharmaceutical Corp.+............................       258,448
   3,591 Scios Inc.+..............................................        35,910
  14,389 Sierra Health Services, Inc. ............................       526,997
   9,005 Spacelabs Medical Inc.+..................................       195,859
  22,919 Summit Technology Inc. ..................................       124,622
  41,771 Sun Healthcare Group Inc.+++.............................       822,367
  17,217 Sunrise Medical Inc. ....................................       257,179
   1,463 Thermotrex Corp. ........................................        25,968
     971 Trex Medical Corp. ......................................        15,111
  41,401 Trigon Healthcare Inc. ..................................     1,283,431
  10,156 Veterinary Centers of America, Inc. .....................       158,053
   4,186 Vital Signs Inc. ........................................        88,429
     965 Vitalink Pharmacy Services, Inc. ........................        20,265
     995 Wesley Jessen Visioncare, Inc. ..........................        33,706
  12,688 The West Co., Inc. ......................................       402,051
--------------------------------------------------------------------------------
                                                                      40,557,200
--------------------------------------------------------------------------------
 REAL ESTATE -- 8.1%
   6,250 Alexandria Real Estate Equities, Inc. ...................       213,281
   6,559 Ambassador Apartments, Inc. .............................       132,820
  21,302 American General Hospitality Corp........................       575,154
 196,004 American Health Properties, Inc. ........................     5,353,359

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 REAL ESTATE -- 8.1% (CONTINUED)
  33,855 Apartment Investment & Management Co. ...................  $  1,233,592
  34,389 Arden Reality Inc. ......................................       982,236
     579 Atria Communities Inc. ..................................        11,797
  24,331 Bay Apartment Community Inc. ............................       920,016
  21,255 Bedford Property Investors, Inc. ........................       417,129
  32,700 Berkshire Realty Co. ....................................       376,050
   7,919 Boykin Lodging Co. ......................................       196,490
  21,776 Bradley Real Estate Inc. ................................       466,823
  40,713 BRE Properties, Class A Shares ..........................     1,104,340
   4,200 Bristol Hotel Co. .......................................       105,525
  22,800 Burnham Pacific Property Inc. ...........................       339,150
  30,785 Camden Property Trust ...................................       890,841
  16,732 Capstone Capital Corp. ..................................       403,659
  15,437 Castle & Cooke Inc. .....................................       241,203
   8,739 CB Commercial Real Estate Services Group, Inc. ..........       327,713
  21,796 CBL & Associates Property ...............................       542,175
  16,696 Centerpoint Properties Corp. ............................       566,621
  24,451 Charles E. Smith Residential Realty, Inc. ...............       806,883
  21,545 Chateau Communities Inc. ................................       646,350
   8,430 Chelsea GCA Realty ......................................       315,071
  20,900 Colonial Properties Trust ...............................       634,838
  26,179 Commercial Net Lease Reality Inc. .......................       456,496
  69,069 Cornerstone Properties Inc. .............................     1,234,608
  29,600 Cornerstone Realty Income Trust .........................       375,550
   6,033 Cousins Properties Inc. .................................       176,465
  38,916 Criimi Mae Inc., Maryland ...............................       608,063
  27,108 Crown American Realty Trust .............................       250,749
   9,600 Developers Divers Realty Corp. ..........................       391,800
  43,251 Dynex Capital Inc. ......................................       535,231
  15,802 Eastgroup Properties, Inc. ..............................       319,990
  13,880 Essex Property Trust Inc. ...............................       449,365
   5,364 Everen Capital Corp. ....................................       228,640
 160,925 Excel Realty Trust Inc. .................................     5,169,716
  24,548 Federal Realty Investors Trust ..........................       607,563
  35,969 First Industrial Realty Trust ...........................     1,299,380
  23,426 First Union Real Estate .................................       276,720
  21,786 Gables Residential Trust ................................       575,967
   7,936 Getty Realty Corp. ......................................       189,472
  28,894 Glenborough Realty Trust Inc. ...........................       823,479
 213,000 Glimcher Realty Trust ...................................     4,792,500
   6,620 Great Lakes Real Estate Investment Trust Inc. ...........       125,366
  11,021 Grubb & Ellis Co. .......................................       130,874
   1,222 Health Care Invest Inc. .................................        45,367
  23,746 Health Care Real Estate Investment Trust Inc. ...........       639,658
  16,833 Healthcare Realty Trust .................................       481,845
  44,561 Highwoods Properties Inc. ...............................     1,551,280
   8,152 Home Properties NY Inc. .................................       217,047
  12,908 Homestead Village Inc. ..................................       183,132
  17,216 Horizon Group Inc. ......................................       206,592
  50,179 INMC Mortgage Holdings Inc. .............................     1,320,335
  25,701 Innkeepers USA Trust ....................................       380,696
  15,282 Insignia Financial Corp., Class A Shares.................       357,217
   4,583 Interstate Hotels Co. ...................................       156,968
  29,600 IRT Property Co. ........................................       344,100
  18,320 JDN Realty Corp. ........................................       609,140
  10,900 JP Realty Inc. ..........................................       273,862

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 REAL ESTATE -- 8.1% (CONTINUED)
  16,706 Kilroy Realty Corp. .....................................  $    439,577
  21,681 Koger Equity Inc. .......................................       482,402
  49,346 Liberty Property Trust ..................................     1,310,753
  15,507 LNR Property Corp. ......................................       413,843
  23,883 LTC Properties Inc. .....................................       495,572
  48,491 Mack--Cali Realty Corp. .................................     1,830,535
  22,200 Manufactured Home Communities, Inc. .....................       571,650
 200,000 MDC Holdings Inc. .......................................     3,750,000
  28,871 Meridian Industrial Trust, Inc. .........................       716,362
  13,400 MGI Properties Inc. .....................................       320,763
  15,700 Mid-America Apartment Communities Inc. ..................       444,506
  12,273 National Golf Properties, Inc. ..........................       374,327
  42,452 Nationwide Health Properties, Inc. ......................     1,122,325
  15,000 Oasis Residential Inc. ..................................       321,562
  15,214 Pacific Gulf Properties Inc. ............................       352,775
  30,228 Post Properties Inc. ....................................     1,178,889
  27,422 Prentiss Properties Trust ...............................       731,825
  11,352 The Price Real Estate Investment Trust Inc. .............       505,873
  25,221 Realty Income Corp. .....................................       651,017
  25,256 Red Roof Inns Inc. ......................................       453,030
  23,088 Regency Realty Corp. ....................................       604,617
  20,100 RFS Hotel Investors Inc. ................................       364,312
   8,500 Saul Centers Inc. .......................................       149,281
  14,357 Storage Trust  Realty....................................       358,925
   1,140 Suburban Lodges of America, Inc. ........................        20,235
  19,814 Summit Properties Inc. ..................................       401,234
  16,626 Sun Communities Inc. ....................................       579,832
  34,455 Sunstone Hotel Investors Inc. ...........................       551,280
  33,900 Taubman Centers Inc. ....................................       442,819
 130,255 Trinet Corporate Realty .................................     5,047,381
 275,000 United Dominion Realty Trust, Inc. ......................     3,850,000
   7,400 Universal Health Realty Inc. ............................       160,488
   5,900 Urban Shopping Centers Inc. .............................       196,913
   1,426 Vistana Inc. ............................................        36,719
  14,285 Walden Residential Properties, Inc. .....................       353,554
   2,094 Walter Industries, Inc. .................................        39,917
   3,663 Washington Real Estate Investment Trust .................        61,584
  17,521 Weeks Corp. .............................................       578,193
  16,900 Western Real Estate Investment Trust ....................       246,106
--------------------------------------------------------------------------------
                                                                      74,099,325
--------------------------------------------------------------------------------
 RETAIL -- 0.7%
  33,430 Best Buy Co., Inc.++ ....................................     1,993,264
  13,034 Donna Karan International, Inc.++ .......................       152,335
   5,310 Lands End Inc. ..........................................       209,081
  16,138 Spiegel Inc. ............................................        72,621
 284,180 Burlington Coat Factory Wholesale Corp. .................     4,315,984
--------------------------------------------------------------------------------
                                                                       6,743,285
--------------------------------------------------------------------------------
 TECHNOLOGY -- 5.8%
   4,897 Aerial Communications Inc. ..............................        41,625
 150,581 Aliant Communications, Inc. .............................     3,952,751
   1,727 Allen Telecom Inc. ......................................        30,115
  24,605 Alliance Semiconductor Corp. ............................       161,470
   6,528 Alliant Techsystems, Inc. ...............................       410,040
  10,721 American Business Products Inc. .........................       243,903
  10,730 Ampex Corp., Class A Shares .............................        30,178

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 TECHNOLOGY -- 5.8% (CONTINUED)
   6,600 Analogic Corp. ..........................................  $    244,200
  19,708 Anixter International, Inc. .............................       339,963
  24,291 Antec Corp. .............................................       286,937
     512 Apex PC Solutions Inc. ..................................        14,080
   2,647 Auspex Systems Inc. .....................................        25,312
   2,336 Avid Technology Inc. ....................................        80,738
  19,992 BancTec Inc. +...........................................       513,545
   1,531 Bea Systems Inc. ........................................        41,146
   2,214 Berg Electronics Corp. ..................................        62,546
  37,488 Borland International Inc.+..............................       349,107
  34,971 Boyd Gaming Corp. .......................................       277,582
  10,792 Brown & Sharpe Manufacturing Co., Class A Shares ........       107,920
   1,264 Cable Design Technologies ...............................        36,735
   1,174 Caci International Inc., Class A Shares .................        25,094
  13,730 California Microwave, Inc. ..............................       280,607
  11,172 Centennial Cellular Corp., Class A Shares ...............       208,079
  51,635 Cirrus Logic Inc. .......................................       571,212
   7,444 Compucom Systems Inc. ...................................        65,600
  48,706 Comsat Corp. ............................................     1,628,607
  18,477 CTS Corp. ...............................................       594,728
 100,000 Dallas Semiconductor Corp. ..............................     4,750,000
  40,900 Data General Corp.+ .....................................       843,563
   6,265 Devon Group Inc. ........................................       400,960
  44,272 EG & G Inc. .............................................     1,192,577
   1,934 Electoglas Inc. .........................................        35,779
   2,749 Electro Scientific Industries Inc. ......................       104,462
   3,523 Essex International Inc. ................................       136,957
   8,265 Esterline Technologies Corp. ............................       325,434
   8,799 Evans & Sutherland Computer Corp.+ ......................       274,969
   7,445 Exar Corp. ..............................................       163,790
   3,806 FEI Co. .................................................        49,478
  33,001 Ferro Corp. .............................................       888,964
  13,802 Fluke Corp. .............................................       335,561
  16,487 FSI International, Inc. .................................       222,575
  26,713 FTP Software Inc. .......................................        53,426
  13,291 General Datacomm Industries, Inc.++ .....................        53,995
     800 Geotel Communications Co. ...............................        18,300
  18,960 Gerber Scientific Inc. ..................................       375,645
  21,400 Global Industrial Technology+ ...........................       335,712
   2,617 In Focus Systems, Inc. ..................................       104,516
   9,088 InaCom Corp.+++ .........................................       297,632
  28,645 Information Resources Inc.+ .............................       401,030
 200,000 Innovex Inc. ............................................     4,650,000
  78,342 Integrated Device Technology, Inc. ......................     1,180,026
   3,473 Integrated Process Equipment Corp.++ ....................        64,250
  40,566 Intergraph Corp. ........................................       395,518
  49,882 International Rectifier Corp. ...........................       726,407
   4,414 Inter-Tel Inc. ..........................................        97,660
   1,238 Intervoice Inc. .........................................        11,142
     547 LHS Group Inc.++ ........................................        41,093
  36,315 LTX Corp. ...............................................       199,732
  16,560 Marshall Industries+ ....................................       485,415
   4,854 McWhorter Technologies Inc.+ ............................       125,294
  11,642 Media General Inc. ......................................       547,174
  58,243 Mentor Graphics Corp.++ .................................       607,911
   8,053 Metromail Corp. .........................................       217,431

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                          SECURITY                            VALUE

------------------------------------------------------------------------------
 TECHNOLOGY -- 5.8% (CONTINUED)
  21,387 Micro Warehouse Inc. ..................................  $    294,071
     198 Microtouch Systems Inc. ...............................         3,168
   1,129 Midway Games Inc.++ ...................................        24,838
  22,288 Minerals Technologies Inc. ............................     1,064,252
 288,060 MTS Systems Corp. .....................................     4,698,979
  19,507 Mylex Corp. ...........................................       173,125
  11,965 National Computer Systems Inc. ........................       477,104
  14,560 Network Equipment Technologies, Inc. ..................       202,930
  37,135 Oak Technologies Inc. .................................       259,945
   2,890 Omniquip International Inc. ...........................        72,250
  14,863 Orbital Sciences Corp.+ ...............................       566,652
 149,379 Park Electrochemical Corp. ............................     4,798,800
   3,996 Penn Engineering & Manufacturing Corp., Class A
          Shares ...............................................        99,401
   5,087 Phoenix Technology Ltd. ...............................        67,403
   3,090 Physician Computer Network, Inc. ......................        13,132
  19,143 Physician Reliance Network, Inc. ......................       228,520
  37,049 Picturetel Corp. ......................................       266,290
   9,623 Pioneer Group Inc. ....................................       287,487
   8,813 Plains Resources Inc. .................................       139,356
  11,546 Policy Management Systems Corp. .......................       835,642
  11,803 Progress Software Corp. ...............................       299,501
   3,440 Rambus Inc.++..........................................       153,940
   9,565 Rofin-Sinar Technologies Inc. .........................       130,323
   2,100 Santa Cruz Operation, Inc. ............................         9,713
   1,848 SDL Inc. ..............................................        38,346
  41,274 Sequent Computer Systems Inc.+ ........................       874,493
   3,134 Shiva Corp. ...........................................        42,701
   7,747 SIII Inc. .............................................        47,450
  20,211 Silicon Valley Group Inc. .............................       550,750
  10,112 Siliconix Inc. ........................................       425,968
   8,502 Southern Union Co. ....................................       202,985
  11,817 Standard Register Co. .................................       403,255
  27,067 Stratus Computer Inc.+ ................................     1,358,425
   7,552 Superior Telecom Inc. .................................       295,000
  14,363 Symantec Corp. ........................................       361,768
   5,614 Tech System Corp.+ ....................................       148,069
   8,929 Telxon Corp. ..........................................       208,715
   1,693 Thermo Optek Corp. ....................................        25,078
     237 Thermo Vision Corp. ...................................         1,600
   3,984 Thermospectra Corp. ...................................        38,844
   5,239 Trident Microsystems, Inc. ............................        41,912
   2,598 Trimble Navigation Ltd. ...............................        51,960
   8,006 Ultratech Stepper Inc.++ ..............................       182,137
   3,973 Wall Data Inc.+ .......................................        60,588
   8,084 Watkins Johnson Co. ...................................       218,773
  11,768 Winstar Communications Inc.++ .........................       494,991
   8,763 Wonderware Corp. ......................................       207,026
  14,781 Zilog Inc. ............................................       294,696
------------------------------------------------------------------------------
                                                                    53,080,550
------------------------------------------------------------------------------
 TOBACCO -- 0.5%
 260,000 Dimon Inc. ............................................     4,550,000
   3,518 General Cigar Holdings Inc. ...........................        58,487
------------------------------------------------------------------------------
                                                                     4,608,487
------------------------------------------------------------------------------
 TRANSPORTATION -- 3.8%
  13,774 Air Express International Corp. .......................       385,672
  48,846 Airborne Freight Corp. ................................     1,767,615

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 TRANSPORTATION -- 3.8% (CONTINUED)
     767 Airnet Systems Inc. .....................................  $     20,517
  13,575 Airtran Holdings Inc. ...................................        78,905
  17,275 Alaska Air Group Inc.+...................................       951,205
  39,121 America West Holdings Corp. .............................       970,690
  14,209 American Freightways Corp. ..............................       146,530
  19,291 Arnold Industries Inc.  .................................       307,450
   5,379 Aviation Sales Co. ......................................       205,074
   9,355 Banner Aerospace, Inc. ..................................       109,921
  10,893 Circle International Group Inc. .........................       307,727
  21,238 Consolidated Freightways Corp. ..........................       318,570
   1,186 Covenant Transport, Inc. ................................        24,758
  19,193 Fritz Co., Inc. .........................................       266,303
  45,100 Greyhound Lines Inc.+ ...................................       211,406
   3,099 Halter Marine Group Inc. ................................        60,818
   2,563 Hvide Marine Inc., Class A Shares .......................        48,697
  21,362 J.B. Hunt Transportation Services Inc. ..................       571,434
  22,705 Kirby Corp.+ ............................................       532,148
  10,781 Landstar Systems Inc. ...................................       320,735
   4,407 Midwest Express Holdings ................................       214,290
  17,288 Motivepower Industries Inc. .............................       461,374
   8,710 M.S. Carriers Inc.+ .....................................       229,726
 219,405 Newport News Shipbuilding, Inc. .........................     5,978,786
  38,009 OMI Corp. ...............................................       330,203
  56,000 Oshkosh Truck Corp. .....................................     1,071,000
  26,304 Overseas Shipholding Group Inc. .........................       545,808
  19,862 Pittston Burlington Group ...............................       438,205
 211,978 Roadway Express Inc. ....................................     4,875,494
  34,569 Rollins Truck Leasing Corp. .............................       689,219
 140,000 Sea Containers Ltd. .....................................     4,462,500
  50,022 Trans World Airlines, Inc.++ ............................       650,286
   1,848 Trico Marine Services Inc. ..............................        34,419
 150,283 US Freightways Corp. ....................................     5,250,512
  20,861 Werner Enterprises Inc. .................................       518,917
   8,800 Woodward Governor Co. ...................................       246,400
  14,871 XTRA Corp. ..............................................       914,567
  25,922 Yellow Corp. ............................................       545,982
--------------------------------------------------------------------------------
                                                                      35,063,863
--------------------------------------------------------------------------------
 UTILITIES -- 7.3%
 165,088 AGL Resources Inc. ......................................     3,353,350
   7,301 Aquarion Co. ............................................       256,448
  28,421 Atmos Energy Corp. ......................................       815,327
  12,934 Bay State Gas Co. .......................................       489,875
  13,854 Black Hills Corp. .......................................       453,718
  10,968 California Water Service Co. ............................       330,411
  19,132 Calpine Corp. ...........................................       303,721
   3,918 Cellular Communications International, Inc. .............       187,085
  16,800 Central Hudson Gas & Electric Corp. .....................       682,500
  21,607 Central Louisiana Electric Inc. .........................       702,228
  31,600 Central Maine Power Co. .................................       527,325
   1,074 CFW Communications Co. ..................................        25,776
  13,299 CIDCO Inc. ..............................................       222,758
  13,264 CILCORP Inc. ............................................       615,118
   8,690 Colonial Gas Co. ........................................       246,036
 128,131 Commonwealth Energy Systems Co. .........................     4,620,724
   9,206 Commonwealth Telephone Enterprises ......................       257,768
   9,958 Connecticut Energy Corp. ................................       293,761

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 UTILITIES -- 7.3% (CONTINUED)
   6,346 Corecomm Inc. ...........................................  $     89,637
  56,754 CTG Resources Inc. ......................................     1,475,604
  59,527 Delmarva Power & Light Co.++ ............................     1,279,831
 150,115 Eastern Utilities Associates++ ..........................     3,593,378
  58,902 El Paso Electric Co.+ ...................................       401,270
  15,905 Empire District Electric Co. ............................       326,053
  12,333 Energen Corp. ...........................................       478,675
   5,736 General Cable Corp., Inc. ...............................       237,686
   9,787 General Communications, Class A Shares ..................        69,732
   6,367 Geotek Communications, Inc.++............................        10,943
  30,148 Glenayre Technologies, Inc. .............................       348,586
  31,435 Hawaiian Electric Industries Inc. .......................     1,273,118
  22,334 Indiana Energy Inc. .....................................       667,228
  30,184 Interim Services Inc. ...................................       875,336
   8,500 Interstate Power Co. ....................................       302,813
  17,513 Laclede Gas Co. .........................................       434,541
  15,359 Madison Gas & Electric Co. ..............................       343,658
  28,200 MDU Resources Group Inc. ................................       872,438
  32,571 Minnesota Power & Light Co.++ ...........................     1,317,090
  49,019 Nevada Power Co.++.......................................     1,216,284
  17,709 Northwestern Public Service Co. .........................       409,521
  25,965 ONEOK Inc. ..............................................       908,775
  13,300 Orange & Rockland Utilities Inc. ........................       584,369
  11,157 Otter Tail Power Co. ....................................       422,571
   9,103 Pennsylvania Enterprises Inc. ...........................       228,713
  21,829 Philadelphia Suburban Corp. .............................       478,874
  29,308 Piedmont Natural Gas Inc. ...............................       908,548
  14,486 Powertel Inc. ...........................................       325,935
  14,045 Pricellular Corp. .......................................       171,173
  11,680 Primus Telecommunication Group, Inc. ....................       303,680
 230,454 Public Service Company of New Mexico.....................     5,372,459
  19,413 Public Service Company of North Carolina Inc. ...........       418,593
 163,390 Rochester Gas & Electric Co. ............................     5,095,726
  23,336 Sigcorp, Inc. ...........................................       673,827
   7,280 South Jersey Industries Inc. ............................       218,400
  77,237 Southern California Water Co. ...........................     1,955,062
  26,367 Southwest Gas Corp. .....................................       533,932
  24,014 Southwestern Energy Co. .................................       264,154
  10,366 TNP Enterprises Inc. ....................................       333,008
  31,959 UGI Corp. ...............................................       914,826
  14,920 Unisource Energy Corp. ..................................       254,572
 109,189 United Illuminating Co. .................................     5,029,518
  26,257 United Water Resources, Inc. ............................       515,294
  42,524 Washington Gas Light Co. ................................     1,145,490
  54,664 Washington Water Power ..................................     1,250,439
  15,119 Western Wireless Corp. ..................................       285,371
  17,823 Wicor Inc. ..............................................       852,162
 235,500 World Fuel Services Corp. ...............................     4,562,812
  27,839 WPL Holdings Inc.++ .....................................       887,368
  23,102 WPS Resource Corp. ......................................       750,815
  10,534 Yankee Energy Systems Inc. ..............................       265,325
--------------------------------------------------------------------------------
                                                                      66,319,142
--------------------------------------------------------------------------------
         TOTAL COMMON STOCK (Cost -- $731,690,239)................   908,712,925
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

    FACE
   AMOUNT                    SECURITY                     VALUE

-------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 0.8%
 $7,225,000 Goldman, Sachs & Co., 5.589% due 3/2/98;
            Proceeds at maturity -- $7,228,365;
            (Fully collateralized by U.S. Treasury
            Notes, 5.375% due 2/15/01;
            Market value -- $7,373,068) (Cost --
             $7,225,000).............................  $  7,225,000
-------------------------------------------------------------------------------
            TOTAL INVESTMENTS -- 100% (Cost --
              $738,915,239**)........................  $915,937,925
-------------------------------------------------------------------------------

+ Non-income producing security.
++A portion of the security is on loan (See Note 12).
** Aggregate cost for Federal income tax purposes is substantially the same.


                                  [PIE CHART]


                         CLASSIFICATION OF INVESTMENTS


                 Repurchase Agreement                     0.8%
                 Capital Goods                            5.8%
                 Utilities                                7.3%
                 Energy                                   7.7%
                 Real Estate                              8.1%
                 Banking                                  8.6%
                 Consumer Services                        9.3%
                 Consumer Durables
                 and Non-Durables                        10.6%
                 Financial Services                      12.2%
                 Basic Industries                        14.4%
                 Other Common Stocks                     15.2%



                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 COMMON STOCK -- 97.1%
--------------------------------------------------------------------------------
 BASIC INDUSTRIES -- 6.9%
   7,825 AFC Cable Systems Inc. ..................................  $    278,276
  20,600 Aftermarket Technology Corp. ............................       493,112
  32,900 Allied Products Corp.+...................................       754,644
  40,000 American Disposal Services, Inc. ........................     1,485,000
  13,262 American Homestar Corp. .................................       274,357
  75,900 Atwood Oceanics Inc. ....................................     3,728,587
  18,800 Authentic Fitness Corp.+.................................       394,800
  19,400 Aviation Sales Co.+......................................       739,625
  21,400 Berry Petroleum Co. .....................................       329,025
  30,200 Big City Radio Inc. .....................................       298,225
  41,900 Caraustar Industries Inc.+...............................     1,414,125
  45,100 Cellnet Data Systems Inc. ...............................       394,625
  57,644 Champion Enterprises Inc. ...............................     1,448,305
   8,000 Chart Industries, Inc.+..................................       198,000
   5,900 Chemfirst Inc. ..........................................       155,981
  92,763 CHS Electronics, Inc. ...................................     1,913,237
  51,800 Church & Dwight Co., Inc.+...............................     1,486,013
  21,000 Cinar Films Inc., Class B Shares.........................       777,000
   5,300 Clarcor Inc.+............................................       159,663
  12,700 Computer Learning Centers Inc. ..........................       467,519
   9,400 Concentric Network Corp. ................................       136,300
  35,900 Cymer Inc. ..............................................       809,994
  36,100 Dekalb Genetics Corp., Class B Shares+...................     2,425,469
   8,900 Eagle Geophysical Inc. ..................................       121,262
 108,700 Education Management Corp. ..............................     3,505,575
  10,400 Engle Homes Inc.+........................................       176,800
  23,200 Evergreen Resources Inc. ................................       379,900
  25,400 Florida Panthers Holdings, Inc. .........................       546,100
  22,800 G & K Services Inc., Class A Shares+.....................     1,003,200
  67,500 Gaylord Container Corp. .................................       447,187
  33,076 Getchell Gold Corp. .....................................       616,041
  19,500 Global DirectMail........................................       421,687
  34,495 Golden Books Family Entertainment Inc. ..................       405,316
  22,000 Hexcel Corp. ............................................       578,875
   8,500 Hirsch International Corp., Class A Shares...............        88,187
  11,507 Hunt Corp. ..............................................       267,538
  60,500 Interim Services Inc. ...................................     1,754,500
  44,800 Ivex Packaging Corp. ....................................     1,125,600
  33,900 John Wiley & Sons Inc. ..................................     1,680,169
  38,200 Kaufman & Broad Home Corp.+..............................       988,425
  10,900 Lamalie Associates Inc. .................................       213,231
  40,326 Lawter International Inc.+...............................       471,310
  15,400 Layne Christensen Co. ...................................       234,850
  49,400 Learning Co. Inc. .......................................       839,800
   7,200 LHS Group Inc. ..........................................       540,900
  14,100 Lilly Industries Inc., Class A Shares+...................       283,762
   3,600 Liqui-Box Corp.+.........................................       142,200
  22,700 Littlefuse Inc. .........................................       641,275
  17,800 Lomak Petroleum Inc.+....................................       294,812
  56,700 MacDermid Inc.+..........................................     1,977,413
  20,300 Medusa Corp.+............................................       960,444
  21,100 Mycogen Corp. ...........................................       358,700
  14,900 N2K Inc. ................................................       381,813
  86,800 Nautica Enterprises Inc. ................................     2,500,925
 279,040 Newpark Resources Inc.+..................................     5,371,520

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 BASIC INDUSTRIES -- 6.9% (CONTINUED)
  10,600 Nl Industries Inc. ......................................  $    157,675
  39,400 Nuevo Energy Co. ........................................     1,413,475
  52,400 Oakwood Homes+...........................................     2,076,350
  14,150 Om Group Inc. ...........................................       628,791
  10,925 The Profit Recovery Group International Inc. ............       218,500
  17,500 Quiksilver Inc. .........................................       516,250
  12,500 Republic Group Inc.+.....................................       257,812
  20,100 Samsonite Corp. .........................................       663,300
   4,900 Scotts Co. ..............................................       166,600
  12,900 SCP Pool Corp. ..........................................       295,088
   1,000 Seacor Smit Inc. ........................................        55,938
  48,382 Seitel Inc. .............................................       780,160
  12,900 Service Experts Inc. ....................................       348,300
  18,500 Shorewood Packaging Corp. ...............................       453,250
  24,269 Simpson Manufacturing Co., Inc. .........................       998,063
   8,800 Sipex Corp. .............................................       303,050
  11,900 Smartalk Teleservices Inc. ..............................       400,138
  15,300 Speedway Motorsports Inc. ...............................       411,188
  15,600 Spiros Development Corp. ................................       226,200
  14,500 Splash Technology Holdings Inc. .........................       253,750
  17,027 SPX Corp. ...............................................     1,271,704
  55,600 St. John Knits Inc.+.....................................     2,349,100
  32,900 Staffmark Inc. ..........................................     1,102,150
  18,500 Stein Mart Inc. .........................................       597,781
  23,400 Stillwater Mining Co. ...................................       503,100
   7,500 Strayer Education Inc.+..................................       247,500
  24,700 Superior Services Inc. ..................................       653,006
  21,140 Swift Energy Co. ........................................       379,199
  21,800 Synetic Inc. ............................................     1,073,650
  56,800 Titanium Metals Corp. ...................................     1,711,100
   9,900 TMP Worldwide Inc. ......................................       237,600
  30,000 TransCoastal Marine Services.............................       401,250
   7,920 Tredegar Industries Inc.+................................       554,400
   4,100 Triangle Pacific Corp. ..................................       147,600
  23,300 Trico Marine Services Inc. ..............................       433,963
  23,800 Valence Technology Inc. .................................       127,925
 147,600 Varco International Inc. ................................     3,671,550
  40,400 Walter Industries........................................       770,125
  22,100 Watsco Inc.+.............................................       604,987
  26,413 Wausau-Mosinee Paper Corp. ..............................       571,181
  17,400 WD-40 Co.+...............................................       504,600
   5,000 White Cap Industries Inc. ...............................        85,000
  13,700 Wilmar Industries Inc. ..................................       312,531
   1,400 Wolverine Tube Inc. .....................................        54,075
  20,731 Zeigler Coal Holdings Co.+...............................       332,992
  15,800 Zero Corp.-Del+..........................................       418,700
--------------------------------------------------------------------------------
                                                                      79,621,846
--------------------------------------------------------------------------------
 BROADCASTING -- 1.8%
 100,000 Chancellor Media Corp., Class A Shares@..................     4,475,000
 181,200 Cox Radio Inc............................................     7,791,600
  61,600 Emmis Broadcasting Corp., Class A Shares ................     3,049,200
 103,500 Heftel Broadcasting Corp. ...............................     4,903,313
--------------------------------------------------------------------------------
                                                                      20,219,113
--------------------------------------------------------------------------------
 CAPITAL GOODS -- 5.9%
   6,300 AAR Corp.+...............................................       191,362
  25,100 Actel Corp. .............................................       392,187

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 CAPITAL GOODS -- 5.9% (CONTINUED)
   5,800 Ag-Chem Equipment Co., Inc. .............................  $     89,900
  15,300 Alliance Semiconductor Corp. ............................       100,406
  43,557 Amax Gold Inc. ..........................................       119,782
  31,900 Ametek Inc. .............................................       857,312
  18,800 Anixter Int'l Inc. ......................................       324,300
  35,640 Apogee Enterprises+......................................       461,092
   2,000 Aptargroup Inc. .........................................       115,375
  13,500 Armco Inc. ..............................................        71,719
  12,900 Asyst Technologies Inc. .................................       351,525
  13,666 Baldor Electric Co.+.....................................       353,608
  21,600 Belden Inc.+.............................................       841,050
  23,300 Blount International, Inc., Class A Shares...............       648,031
  35,000 BMC Industries Inc.+.....................................       680,312
  54,600 Brooks Automation Inc. ..................................       965,738
  31,800 Carlisle Companies Inc.+.................................     1,540,312
  31,700 Carpenter Technology Corp.+..............................     1,499,806
   5,300 Centennial Cellular Corp., Class A Shares................        98,713
  10,300 Chase Industries Inc. ...................................       290,331
  27,000 Credence Systems Corp. ..................................       901,125
  20,300 Cuno Inc. ...............................................       390,775
  48,500 DMC Communications.......................................       857,844
   9,024 DT Industries Inc.+......................................       318,096
   7,600 Ducommun Inc. ...........................................       244,625
  12,800 Echostar Communications Corp. ...........................       268,800
   6,200 Elcor Corp.+.............................................       166,238
  20,700 Electroglas Inc. ........................................       382,950
   8,900 Essex International Inc. ................................       345,987
  22,546 Furon Co.+...............................................       474,875
  13,800 Gardner Denver Machinery Inc. ...........................       370,013
   9,394 Gencorp Inc. ............................................       255,986
  33,200 General Cable Corp.+.....................................     1,375,725
  44,000 Gentex Corp. ............................................     1,419,000
  12,525 Graco Inc.+..............................................       369,487
  49,000 Halter Marine Group Inc. ................................       961,625
  20,200 Herley Industries Inc. ..................................       270,175
  11,000 Herley Industries Inc. -- Rights.........................        27,844
  28,900 Integrated Circuit Systems Inc. .........................     1,011,500
 144,000 Integrated Process Equipment Corp. ......................     2,664,000
  15,297 Ionics Inc. .............................................       657,771
  14,800 Itron Inc. ..............................................       312,650
  47,500 JLG Industries Inc.+.....................................       742,187
  42,700 Kaydon Corp.+............................................     1,587,906
  46,400 Kemet Corp...............................................       986,000
  93,200 Kent Electronics.........................................     2,079,525
  79,750 Level One Communications Inc. ...........................     3,583,766
   6,300 Lindsay Manufacturing Co.+...............................       263,812
  24,000 Lo-Jack Corp. ...........................................       292,500
  13,600 Lydall Inc. .............................................       238,850
  20,900 Magnetek Inc. ...........................................       370,975
  12,875 Manitowoc Company Inc.+..................................       507,758
  19,300 Mascotech Inc.+..........................................       400,475
  32,300 Maverick Tube Corp. .....................................       627,831
  10,500 Modine Manufacturing+....................................       367,500
  15,300 Modtech Inc. ............................................       382,500
  15,800 NN Ball & Roller Inc.+...................................       167,875
  11,300 Nordson Corp. ...........................................       549,463

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 CAPITAL GOODS -- 5.9% (CONTINUED)
  55,900 NS Group, Inc. ..........................................  $    796,575
  20,500 OEA Inc.+................................................       434,344
  14,500 Omniquip International Inc.+.............................       362,500
  30,000 Pittway Corp., Class A Shares............................     2,130,000
  55,900 Plantronics Inc. ........................................     2,277,925
   9,297 Quanex Corp.+............................................       307,963
  26,057 Regal Beloit Corp. ......................................       846,853
  29,900 Robotic Vision Systems Inc. .............................       394,306
  27,130 Rohn Industries Inc.+....................................       156,845
  37,300 Roper Industries Inc. ...................................     1,084,031
  35,700 Sanmina Corp.............................................     2,844,844
  21,700 Schweitzer Mauduit International Inc.+...................       721,525
   9,900 Speciality Equipment Cos. ...............................       176,963
  16,800 SPS Technologies Inc. ...................................       795,900
  13,050 Standex International Corp.+.............................       405,366
  13,100 Stanford Telecommunications Inc. ........................       243,988
  45,800 Steel Dynamics Inc. .....................................       870,200
  24,900 Sturm Ruger & Co Inc.+...................................       502,669
  20,200 Symmetricom Inc. ........................................       188,113
   1,800 Tennant Co.+.............................................        65,475
  10,300 Thermotrex Corp. ........................................       182,825
  24,900 Trimble Navigation Ltd. .................................       498,000
  13,000 Ultratech Stepper Inc. ..................................       295,750
  41,600 Uniphase Corp. ..........................................     1,666,600
  24,822 Valmont Industries+......................................       555,392
  50,000 Vitesse Semiconductors Corp. ............................     2,539,063
 125,200 Waters Corp. ............................................     6,189,575
  24,080 W.H. Brady Co.+..........................................       794,640
  23,200 Wireless Telecom Group Inc.+.............................       194,300
  12,300 Woodhead Industries Inc.+................................       233,700
  24,600 Wyman-Gordon Co. ........................................       492,000
  19,400 X-Rite Inc.+.............................................       282,513
  13,500 Zoltek Companies Inc. ...................................       492,750
  58,800 Zygo Corp. ..............................................       992,250
--------------------------------------------------------------------------------
                                                                      68,204,618
--------------------------------------------------------------------------------
 CONSUMER DURABLES -- 5.4%
  51,100 Action Performance Co. ..................................     1,884,313
  34,600 American Pad & Paper Co. ................................       287,613
  13,700 Ashworth Inc. ...........................................       190,944
  18,700 Berg Electronics Corp. ..................................       528,275
   8,300 Bet Holdings Inc. .......................................       452,869
  41,700 Brylane Inc. ............................................     2,236,163
  35,762 Buckeye Technologies Inc. ...............................       762,178
   5,600 Bush Industries Inc., Class A Shares+....................       140,700
  22,900 Callaway Golf Co.+.......................................       738,525
  37,954 Centex Construction Products Inc.+.......................     1,205,040
  91,400 Chicago Miniature Lamp Inc. .............................     4,272,950
  10,700 Children's Place Inc. ...................................        76,906
   8,800 Corecomm Inc. ...........................................       124,300
  32,613 Cort Business Services Corp. ............................     1,310,635
  25,200 Donaldson Co. Inc.+......................................       600,075
  21,500 ESS Technology, Inc. ....................................       163,937
  83,169 Etec Systems Inc.@ ......................................     4,361,174
  19,740 Federal Mogul Corp.+.....................................       968,494
  22,800 Figgie International Inc. ...............................       290,700
  12,100 First Brands Corp.+......................................       311,575

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 CONSUMER DURABLES -- 5.4% (CONTINUED)
   8,800 FSI International Inc. ..................................  $    118,800
  25,004 Furniture Brands International, Inc. ....................       684,484
  22,500 Garden Ridge Corp. ......................................       390,938
   5,700 General Binding Corp. ...................................       180,262
  22,700 Holophane Corp. .........................................       550,475
  24,200 Jones Apparel Group Inc. ................................     1,331,000
  37,550 Kronos Inc. .............................................     1,295,475
  34,800 Kuhlman Corp.+...........................................     1,535,550
 244,900 Marine Drilling Co. Inc. ................................     4,392,894
   6,000 Matthews International Corp., Class A Shares+............       252,000
  15,000 Miller Inc.+.............................................       918,750
  38,650 Miller Industries Inc. ..................................       280,212
  49,400 Natures Sunshine Products Inc.+..........................     1,272,050
  59,100 NBTY Inc. ...............................................     2,751,844
   7,200 NCI Building Systems Inc. ...............................       284,400
  37,300 New England Business Service Inc.+.......................     1,188,938
  18,000 Nimbus CD International, Inc. ...........................       208,125
  62,900 Novel Denim Holdings Ltd. ...............................     1,564,638
 130,450 Pacific Sunware of California............................     4,516,831
  18,237 Palm Harbor Homes Inc. ..................................       656,532
  22,900 Panavision Inc. .........................................       595,400
  13,000 Paul Harris Stores Inc. .................................       114,563
   7,900 Piercing Pagoda Inc. ....................................       240,950
   9,000 Polymer Group Inc. ......................................       117,000
  93,181 Rational Software Corp. .................................     1,257,943
  36,650 Remec Inc. ..............................................     1,005,584
  16,500 RMI Titanium Co. ........................................       391,875
   6,700 Robbins & Myers Inc.+....................................       265,487
  28,100 Rockshox Inc. ...........................................       203,725
  31,100 Royal Appliance Manufacturing Co. .......................       190,487
  13,300 SED International Holdings Inc. .........................       184,537
   6,900 Sheldahl Inc. ...........................................       116,437
  32,600 Stage Stores Inc. .......................................     1,369,200
  59,500 Stride Rite Corp.+.......................................       728,875
  42,500 Sunglass Hut International Inc. .........................       302,812
   6,200 Superior Consultants Holdings Corp.+.....................       228,625
   8,900 Superior Industries International Inc.+..................       276,456
  14,900 Tefron Ltd. .............................................       340,838
  55,200 Terex Corp. .............................................     1,317,900
  14,300 Thermo Fibertek Inc. ....................................       179,644
   6,200 The Timberland Co., Class A Shares.......................       449,500
  34,800 Tommy Hilfiger Corp. ....................................     1,863,975
  18,200 Tower Automotive Inc. ...................................       826,963
  14,500 Triumph Group Inc. ......................................       623,500
   7,900 Turbochef Inc. ..........................................        76,037
  10,400 Ugly Duckling Corp. .....................................       104,000
  41,000 United Stationers Inc. ..................................     2,454,875
  15,450 Wynn's International Inc.+...............................       392,044
  36,074 Zenith Electronics Corp. ................................       238,990
--------------------------------------------------------------------------------
                                                                      61,739,786
--------------------------------------------------------------------------------
 CONSUMER NON-DURABLES -- 4.9%
  29,100 Abercrombie & Fitch Co., Class A Shares .................     1,003,950
  27,000 Advanced Lighting Technologies Inc. .....................       725,625
   9,200 American Safety Razor Co. ...............................       210,450
  18,050 Anadigics, Inc. .........................................       282,031
  99,000 Apple South+ ............................................     1,348,875

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                         SECURITY                           VALUE

--------------------------------------------------------------------------------
 CONSUMER NON-DURABLES -- 4.9% (CONTINUED)
  14,300 Boston Beer Co. Inc., Class A Shares ................  $    134,956
  11,800 The Cheesecake Factory ..............................       380,550
  10,800 Coleman Co., Inc. ...................................       222,750
   7,600 Consolidated Cigar Holdings Inc.# ...................       176,225
  26,352 Consolidated Products Inc. ..........................       454,572
  17,500 Converse Inc. .......................................       118,125
 120,000 Dave & Buster's Inc..................................     2,940,000
   4,600 Del Laboratories Inc.+ ..............................       200,675
  45,406 Delta & Pine Land Co.+ ..............................     1,722,590
   7,800 Digital Link Corp. ..................................        96,525
  28,400 Dreyer's Grand Ice Cream Inc.+ ......................       642,550
  23,900 Earthgrains Co.+ ....................................     1,035,169
   9,700 Flowserve Corp.+ ....................................       307,369
   7,900 Goody's Family Clothing Inc. ........................       296,250
  68,900 Guitar Center Inc. ..................................     1,425,369
  31,000 Gymboree Corp. ......................................       833,125
  29,200 Hayes Lemmerz International Inc. ....................       947,175
  36,500 Journal Register Co. ................................       723,156
  31,201 JP Foodservice Inc.# ................................     1,031,583
  21,000 Kenneth Cole Productions, Inc. ......................       378,000
  90,000 Knoll Inc. ..........................................     3,206,250
   8,900 KV Phamaceuticals Co., Class B Shares ...............       212,488
  22,300 Lance Inc.+ .........................................       518,475
  17,400 Landry's Seafood Restaurants, Inc. ..................       461,100
  11,500 Lands End Inc. ......................................       452,813
  13,890 Libbey Inc.+ ........................................       512,194
  10,500 Linens 'N Things Inc. ...............................       528,937
  11,980 NPC International, Inc. .............................       137,770
  42,000 The North Face Inc.@ ................................     1,155,000
  14,900 Nu Skin Asia Pacific Inc., Class A Shares ...........       338,044
  32,925 Papa John's International, Inc. .....................     1,222,341
   2,800 P.H. Glatfelter Co.+ ................................        49,175
  11,950 Performance Food Group Co. ..........................       221,075
  21,300 Rainforest Cafe Inc. ................................       351,450
  41,146 Ralcorp Holdings Inc. ...............................       696,910
  18,950 Regis Corp.+ ........................................       511,650
 208,800 Rexall Sundown Inc.#1@ ..............................     7,725,600
  59,200 Richfood Holdings Inc.+ .............................     1,683,500
   6,600 Riviana Foods, Inc.+ ................................       144,375
   3,200 Robert Mondavi Corp., Class A Shares ................       132,800
  36,548 Shoney's Inc. .......................................       178,171
  41,775 Showbiz Pizza Time Inc. .............................     1,211,475
  11,400 Sinclair Broadcast Group Inc., Class A Shares .......       644,812
  54,700 Smithfield Foods Inc. ...............................     1,729,888
  24,153 Suiza Foods Corp. ...................................     1,565,416
  11,100 Tejon Ranch Co.+ ....................................       332,306
 149,200 Twinlab Corp. .......................................     4,849,000
   5,700 United National Foods, Inc. .........................       154,969
  10,200 USA Detergents Inc. .................................       131,325
  71,600 Whole Foods Market Inc. .............................     4,381,025
 112,500 Wild Oats Markets Inc. ..............................     3,789,844
  12,933 Worthington Foods Inc.+ .............................       176,212
--------------------------------------------------------------------------------
                                                                  57,044,035
--------------------------------------------------------------------------------
 CONSUMER SERVICES -- 20.7%
  30,700 Abacus Direct Corp. .................................     1,446,737
  19,700 ABM Industries Inc.+.................................       709,200

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                         SECURITY                           VALUE

--------------------------------------------------------------------------------
 CONSUMER SERVICES -- 20.7 (CONTINUED)
  38,500 ABR Information Services Inc. .......................  $  1,092,437
  12,300 Ackerley Group Inc.+.................................       234,469
 136,500 Acxiom Corp. ........................................     2,866,500
   6,900 Administaff Inc. ....................................       283,762
  23,500 Advo Inc. ...........................................       574,281
   4,500 AEP Industries Inc. .................................       158,625
  43,600 Affiliated Computer Services, Class A Shares ........     1,403,375
  60,000 AHL Services Inc. ...................................     1,582,500
   8,900 Alberto Culver, Class B Shares+ .....................       270,894
 255,562 Allied Waste Industries, Inc. .......................     5,494,583
  75,400 Alternative Resources Corp. .........................     1,762,475
  51,100 American Management Systems Inc. ....................     1,334,987
  52,500 American Media Inc., Class A Shares .................       393,750
  13,300 American Residential Services, Inc. .................       144,637
   7,800 Anchor Gaming .......................................       530,400
  20,200 APAC Teleservices Inc. ..............................       297,950
  39,600 Applebees International Inc.+ .......................       910,800
  69,400 Applied Graphics Technologies Inc.@ .................     4,103,275
  34,175 Arbor Drugs+ ........................................       803,112
  10,600 Atria Communities Inc. ..............................       215,975
  93,100 BA Merchant Services Inc. ...........................     1,774,719
   1,200 Bally's Grand Inc. ..................................        61,125
  20,623 Barnett Inc. ........................................       510,419
  62,000 Big Flower Holdings Inc. ............................     1,666,250
  50,200 Billing Information Concepts Corp. ..................     1,455,800
  60,000 BJ Services Co.@ ....................................     2,062,500
  39,400 Bombay Co. ..........................................       201,925
  34,900 Borders Group, Inc. .................................     1,162,606
  16,500 Borg-Warner Security Corp. ..........................       301,125
 211,674 Brightpoint Inc. ....................................     4,339,317
  47,555 Bristol Hotel Co. ...................................     1,194,819
  12,500 Buckle Inc. .........................................       514,062
  50,800 Budget Group Inc., Class A Shares ...................     1,584,325
  56,000 Capstar Hotel Co. ...................................     1,890,000
  70,200 Caribiner International Inc. ........................     2,360,475
  20,000 Carriage Services Inc. ..............................       397,500
  41,600 Caseys General Stores Inc.+..........................       626,600
  55,200 Catalina Marketing Corp. ............................     2,666,850
  25,200 Cellstar Corp. ......................................       814,275
  70,800 Central Garden & Pet Co. ............................     2,460,300
   9,150 Central Parking Corp.+...............................       398,025
  26,800 Century Communications Corp. ........................       273,025
  29,600 Choice Hotels Corp. Inc. ............................       444,000
  21,000 Circuit City Stores-Carmax Group ....................       194,250
 101,085 CKE Restaurants, Inc.+ ..............................     4,289,795
   8,566 CKS Group Inc. ......................................       162,754
  54,550 Claire's Stores Inc.+................................       981,900
  10,100 Coinmach Laundry Corp. ..............................       240,506
  18,700 Cole National Corp., Class A Shares .................       627,619
   7,900 Collins & Aikman Corp. ..............................        62,212
  19,000 Compucom Systems Inc. ...............................       167,437
  10,600 Consolidated Graphics Inc. ..........................       563,788
  84,000 Cooper Companies Inc. ...............................     3,927,000
  85,850 Corestaff Inc. ......................................     2,677,447
  60,000 Cost Plus Inc. ......................................     1,473,750
  69,009 CSG Systems International Inc. ......................     2,674,099
  23,947 Culligan Water Technologies, Inc. ...................     1,379,946

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 CONSUMER SERVICES -- 20.7% (CONTINUED)
  55,800 Daisytek International Corp. ............................  $  2,650,500
  45,000 Dal-Tile International Inc. .............................       509,062
  20,200 Day Runner Inc. .........................................       914,050
  68,900 Devry Inc. ..............................................     2,342,600
  37,750 Dollar Tree Stores Inc.# ................................     1,637,406
  15,700 Dominick's Supermarkets Inc. ............................       714,350
 153,899 Eagle Hardware & Garden Inc. ............................     2,914,462
 115,800 Eastern Environmental Services Inc.@ ....................     2,735,775
  46,100 Electro Rent Corp. ......................................     1,867,050
 106,450 Equity Corp., International .............................     2,235,450
  43,564 Ethan Allen Interiors Inc.+ .............................     2,428,693
  27,100 Executive Risk Inc.+ ....................................     1,847,881
  64,900 E*Trade Group Inc........................................     1,736,075
  25,400 Fair Issac & Company Inc.+...............................       898,525
 180,800 Fairfield Communities Inc. ..............................     4,045,400
  20,200 Family Golf Centers Inc. ................................       679,225
  10,300 Fine Host Corp. .........................................        10,300
  19,900 The Finish Line Inc., Class A Shares ....................       325,863
  67,600 Foodmaker Inc. ..........................................     1,229,475
  13,700 Fossil Inc. .............................................       368,188
   7,900 Friedman's Inc., Class A Shares .........................       140,719
  30,252 Gadzooks Inc. ...........................................       847,056
  33,100 Genesco Inc. ............................................       455,125
   7,560 Genovese Drug Stores Inc. ...............................       136,553
  13,400 Getty Images Inc. .......................................       335,000
  65,075 Ha-Lo Industries Inc.+ ..................................     1,923,780
   7,300 Hancock Fabrics Inc.+ ...................................       119,081
  33,300 Hollywood Entertainment Corp. ...........................       366,300
  48,800 Host Marriott Services Corp. ............................       652,700
  14,700 Hot Topic Inc. ..........................................       367,500
  33,892 Houghton Mifflin Co.+ ...................................     1,076,071
  25,250 IDEX Corp.+ .............................................       863,234
   2,200 IHOP Corp. ..............................................        78,925
   3,400 IMCO Recycling Inc.+ ....................................        58,862
  52,000 Industri-Matematik International Corp. ..................     1,436,500
   8,100 Information Management Resources Inc. ...................       387,788
   5,470 Insilco Corp. ...........................................       216,749
 111,600 Integrated Device Technologies Inc. .....................     1,680,975
  35,900 Interstate Hotels Co. ...................................     1,229,575
   9,500 Iron Mountain Inc. ......................................       323,000
   6,200 ITT Educational Services, Inc. ..........................       175,537
  45,800 Jacor Communications, Inc. ..............................     2,650,675
  17,700 John H. Harland Co.+ ....................................       268,819
  29,300 Jostens Inc.+ ...........................................       688,550
  28,625 Just For Feet Inc. ......................................       484,836
  11,400 K2 Inc.+ ................................................       229,425
 135,750 Labor Ready Inc. ........................................     3,682,219
  82,000 Lamar Advertising Co.@ ..................................     4,135,875
   5,500 Lason Inc. ..............................................       186,313
  27,600 Lone Star Steakhouse & Saloon, Inc. .....................       581,325
  40,000 Macromedia Inc. .........................................       500,000
  19,300 Mail-Well Inc. ..........................................       769,587
  63,900 Malibu Entertainment Worldwide ..........................       247,612
  13,000 McGrath Rent Corp.+ .....................................       284,375
  12,900 Memberworks Inc. ........................................       387,000
 145,550 The Men's Wearhouse .....................................     5,257,994

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 CONSUMER SERVICES -- 20.7% (CONTINUED)
  37,300 Merrill Corp.+ ..........................................  $    732,013
  34,400 Metro Networks Inc. .....................................     1,268,500
   6,900 Metromail Corp. .........................................       186,300
  54,800 Metromedia International Group Inc. .....................       623,350
  20,000 Metzler Group Inc. ......................................       855,000
  80,400 Michaels Stores Inc. ....................................     2,733,600
  16,200 Micro Warehouse Inc. ....................................       222,750
  25,700 National Media Corp. ....................................        67,463
   8,100 NCO Group Inc. ..........................................       204,525
  26,200 NFO Worldwide Inc. ......................................       491,250
   7,375 99 Cents Only Stores ....................................       283,937
  16,200 Norrell Corp.+ ..........................................       378,675
  16,900 Oak Industries Inc. .....................................       518,619
  25,200 Oakley Inc. .............................................       303,975
  29,600 Object Design Inc. ......................................       179,450
  12,900 On Assignment Inc. ......................................       378,938
 138,800 Onsale Inc.@ ............................................     3,981,825
  11,700 O'Reilly Automotive .....................................       347,344
  30,675 Outdoor Systems Inc. ....................................       914,498
  16,700 Paxson Communications Corp. .............................       149,256
  56,700 Pegasus Communications Corp. ............................     1,194,244
  18,000 Pegasus Systems Inc. ....................................       400,500
   8,000 Penn National Gaming Inc. ...............................        80,500
   7,500 Penske Motorsports Inc. .................................       225,938
  26,400 Personnel Group Of America Inc. .........................     1,072,500
  25,300 Petco Animal Supplies Inc. ..............................       362,106
  72,400 Peterson Companies Inc., Class A Shares .................     1,855,250
  19,600 Phymatrix Inc. ..........................................       256,025
  76,329 Pier 1 Imports Inc.+ ....................................     2,041,801
  22,100 Playboy Enterprises, Class B Shares .....................       353,600
  18,700 Polaris Industries Inc.+ ................................       614,763
  14,000 Premier Parks Inc. ......................................       733,250
 152,500 Prepaid Legal Services Inc. .............................     6,424,063
  52,900 Primadonna Resorts Inc. .................................       793,500
 102,800 Prime Hospitality Corp. .................................     1,953,200
 118,600 Proffitt's Inc. .........................................     4,017,575
  24,399 Promus Hotel Corp. ......................................     1,177,252
  18,666 Pulitizer Pubg Co.+ .....................................     1,567,944
  70,000 Quadramed Corp. .........................................     2,231,250
  14,600 Quality Food Centers Inc. ...............................     1,220,925
   6,800 Quintel Entertainment Inc. ..............................        41,650
   6,300 Rare Hospitality International, Inc. ....................        62,213
  44,140 Renaissance Worldwide Inc.@ .............................     2,620,813
  10,100 Rental Service Corp. ....................................       237,350
  32,100 Renters Choice Inc. .....................................       802,500
  11,600 Rollins Inc.+ ...........................................       239,250
  92,300 Romac International Inc. ................................     2,272,888
  70,800 Royal Olympic Cruise Lines Inc.@ ........................     1,062,000
  28,900 Sabre Group Holdings Inc. ...............................       953,700
 113,000 Safeguard Scientifics Inc.@ .............................     4,068,000
  12,000 Saga Communications Inc. ................................       246,000
   4,200 Sbarro Inc.+ ............................................       123,900
  11,900 Scientific Games Holdings Inc. ..........................       243,950
  20,350 Seattle Filmworks Inc. ..................................       193,325
  30,000 Select Appointments Holdings Ltd. ADR+ ..................       630,000
   8,600 SFX Broadcasting Inc. ...................................       791,200

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                          SECURITY                             VALUE

-------------------------------------------------------------------------------
 CONSUMER SERVICES -- 20.7% (CONTINUED)
  20,450 Signature Resorts Inc. .................................  $    424,337
   8,700 Silgan Holding Inc. ....................................       306,675
  19,500 Silverleaf Resorts Inc. ................................       521,625
  59,700 Sitel Corp. ............................................       604,463
   2,500 Smart & Final Inc.+ ....................................        48,594
  19,200 Snyder Communications Inc. .............................       788,400
  14,200 Sodak Gaming Inc. ......................................       108,275
   2,360 Sonic Corp. ............................................        69,030
  14,000 SOS Staffing Services, Inc. ............................       287,000
  49,800 Sotheby's Holding Inc., Class A Shares+ ................     1,011,562
  32,950 Source Services Corp. ..................................       869,056
  14,700 Sparteck Corp.+ ........................................       275,625
  19,693 The Sports Authority Inc. ..............................       262,163
  40,000 Stewart Enterprises Inc.+ ..............................     1,885,000
 161,800 Suburban Lodges Of America Inc. ........................     2,871,950
  10,100 Sunburst Hospitality Corp. .............................        88,375
  11,700 Sykes Enterprises Inc. .................................       215,719
  23,950 Sylvan Learning Systems Inc. ...........................     1,097,209
  21,700 TCA Cable Television Inc.+ .............................     1,068,725
  31,600 Telespectrum Worldwide Inc .............................        94,800
  11,700 Ticketmaster Group Inc. ................................       308,587
  22,700 Triarc Cos., Inc. ......................................       570,337
   5,700 United Auto Group Inc. .................................        93,694
  23,200 United International Holdings, Class A Shares ..........       337,850
   5,100 United Television Inc.+ ................................       545,062
  52,600 United Video Satellite Group Inc., Class A Shares ......     1,946,200
   6,100 Unitog Co.+ ............................................       122,762
  84,200 Universal Outdoor Holdings Inc. ........................     5,052,000
  11,100 Urban Outfitters Inc. ..................................       212,288
 252,155 US Office Products Co. .................................     4,664,868
  49,600 U.S. Satellite Broadcasting Co. ........................       424,700
  32,100 Vail Resorts Inc. ......................................       866,700
  17,200 Videoserver Inc. .......................................       260,150
   5,800 The Vincam Group, Inc. .................................       150,800
   6,500 Vistana Inc. ...........................................       167,375
  19,800 Volt Info Sciences Inc. ................................     1,040,738
  52,400 Wabash National Corp. ..................................     1,555,625
  12,800 Wackenhut Corrections Corp.+ ...........................       364,800
   3,300 Waverly Inc.+ ..........................................       127,875
  10,600 West Marine Inc. .......................................       290,838
  29,365 Westwood One Inc. ......................................       910,315
  14,000 Wet Seal Inc., Class A Shares ..........................       429,625
  60,700 Williams Sonoma Inc. ...................................     3,126,050
   8,200 WMS Industries Inc. ....................................       218,325
  22,300 Wonderware Corp. .......................................       526,838
  32,600 World Color Press Inc. .................................     1,053,387
  29,100 W.R. Berkley Corp.+ ....................................     1,327,687
  14,300 Young Broadcasting Corp., Class A Shares ...............       632,775
   2,200 Zale Corp. .............................................        61,187
-------------------------------------------------------------------------------
                                                                    238,787,448
-------------------------------------------------------------------------------
 ENERGY -- 3.8%
  20,400 Advanced Energy Industries Inc. ........................       344,250
  52,600 Avid Technology Inc. ...................................     1,817,988
  38,660 Barrett Resources Corp. ................................     1,171,881
  13,600 Basin Exploration Inc. .................................       223,550
  11,127 Belco Oil & Gas Corp. ..................................       201,677

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 ENERGY -- 3.8% (CONTINUED)
  25,500 Benton Oil & Gas Co. ....................................  $    317,156
  30,675 Cable Design Technologies ...............................       891,492
  68,200 Cabot Oil & Gas Corp.+ ..................................     1,432,200
   6,700 Carbo Ceramics Inc.+ ....................................       194,300
  58,200 Chesapeake Energy Corp.+ ................................       411,037
  19,500 Cliffs Drilling Co. .....................................       755,625
  59,025 Cross Timbers Oil Co.+ ..................................       944,400
  14,100 Devon Energy Corp.+ .....................................       480,281
  11,100 Edge Petroleum Corp. ....................................       115,163
  30,000 Expeditors International Washington, Inc.+ ..............     1,215,000
  57,150 Ferro Corp.+ ............................................     1,539,478
  55,500 Forcenergy Gas Exploration Inc. .........................     1,238,344
  22,200 Georgia Gulf Corp.+ .....................................       731,212
 163,700 Global Industries Inc.# .................................     2,823,825
 333,300 Grey Wolf Inc. ..........................................     1,479,019
 126,300 Harken Energy Corp. .....................................       852,525
  18,200 HS Resources Inc. .......................................       254,800
  46,500 Input/Output Inc. .......................................     1,002,656
 132,000 IRI International Corp. .................................     1,559,250
  31,100 KCS Energy Inc.+ ........................................       552,025
  91,500 Key Energy Group Inc. ...................................     1,618,406
  19,200 Mac-Gray Corp. ..........................................       326,400
  23,208 Meridian Resource Corp. .................................       192,916
  65,900 National Energy Group Inc. ..............................       195,641
  63,800 National Oilwell Inc. ...................................     1,786,400
  39,700 Newfield Exploration Co. ................................       952,800
   8,700 Ocean Energy Inc. .......................................       406,725
  22,300 Oceaneering International Inc. ..........................       369,344
 108,400 Patterson Energy Inc. ...................................     1,084,000
  10,400 Plains Resources Inc. ...................................       164,450
 113,300 Pride International Inc. ................................     2,584,656
   8,700 Rutherford-Moran Oil Corp. ..............................       158,775
  11,162 Semco Energy Inc.+ ......................................       186,964
  80,800 St. Mary Land & Exploration+ ............................     2,929,000
  14,300 Stone Energy Corp. ......................................       495,138
  26,900 Transmontaigne Oil Co. ..................................       376,600
  54,446 Tuboscope Inc. ..........................................     1,065,100
  64,000 Unit Corp. ..............................................       508,000
  18,400 United Meridian Corp. ...................................       502,550
  99,300 Veritas DGC Inc. ........................................     4,102,331
  37,460 Vintage Petroleum Inc.+ .................................       751,541
--------------------------------------------------------------------------------
                                                                      43,306,871
--------------------------------------------------------------------------------
 FINANCIAL SERVICES -- 4.8%
  22,450 Aames Financial Corp.#+ .................................       300,269
  43,600 Affiliated Managers Group, Inc. .........................     1,613,200
  36,900 Americredit Corp. .......................................     1,007,831
  23,100 Amerin Co. ..............................................       675,675
   3,700 Ameritrade Holdings Corp. ...............................       102,213
  26,300 Amresco Inc. ............................................       887,625
   8,100 Arcadia Financial Ltd. ..................................        61,763
  10,700 Arm Financial Group, Inc.+ ..............................       243,425
  21,100 Arthur J. Gallagher & Co.+ ..............................       871,694
  12,350 Bank Of Granite Corp.+ ..................................       382,850
 100,000 Capital Trust, Class A Shares+ ..........................       962,500
  29,200 The Carbide/Graphite Group Inc. .........................       892,425
   2,400 CBT Corp.+ ..............................................        85,200

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                          SECURITY                              VALUE

--------------------------------------------------------------------------------
 FINANCIAL SERVICES -- 4.8% (CONTINUED)
 40,000 CBT Group PLC Sponsored ADR ..............................  $  3,660,000
 28,800 Century Business Services, Inc. ..........................       435,600
  4,700 Citizens Bancshares Inc. Ohio+ ...........................       337,225
 17,600 Cityscape Financial Corp. ................................         9,900
 19,700 CMAC Investment Corp.+ ...................................     1,319,900
  2,700 CNB Bancshares, Inc.+ ....................................       125,213
 27,300 Coinstar, Inc. ...........................................       230,344
 17,092 Commerce Bancorp, Inc. of NJ+ ............................       814,007
 36,650 Commercial Federal Corp.+ ................................     1,296,494
  3,600 Community First Bankshares+ ..............................       190,800
 12,000 Convenant Transport Inc., Class A Shares .................       250,500
 77,900 Crawford & Co. ...........................................     1,480,100
 24,900 Credit Acceptance Corp. ..................................       203,869
 18,150 CVB Financial Corp.+ .....................................       490,050
  6,500 Delta Financial Corp.#@ ..................................        89,781
 42,600 E.W. Blanch Holdings Inc.+ ...............................     1,530,938
 41,900 Financial Federal Corp. ..................................       916,563
  4,600 First Consulting Group Inc. ..............................        86,250
  3,100 First United Bancshares Inc. of Arkansas+.................      148,800
  6,100 Firstfed Financial Corp. .................................       246,287
 33,900 Firstplus Financial Group Inc. ...........................     1,118,700
  8,784 Foremost Corp. of America+ ...............................       200,385
 30,354 Frontier Insurance Group Inc.+ ...........................       715,216
 22,755 Fulton Financial Corp.+ ..................................       732,427
  7,800 Hartford Life Inc., Class A Shares+ ......................       335,887
 46,300 HCC Insurance Holdings Inc.+ .............................       949,150
 12,500 Henry Schein Inc. ........................................       509,375
 22,700 HSB Group Inc.+ ..........................................     1,432,937
  6,303 Hubco Inc.+ ..............................................       230,060
 32,400 IMC Mortgage Co. .........................................       380,700
  3,300 Imperial Bancorp .........................................       108,900
 66,300 Imperial Credit Industries Inc. ..........................     1,400,587
  7,100 Insignia Fin Corp., Class A Shares .......................       165,962
  4,700 Investment Technology Group Inc. .........................       136,300
  8,100 Investors Financial Service Corp.+ .......................       380,700
 22,400 Irvine Apartment Communities Inc.+ .......................       683,200
  7,500 Irwin Financial Corp.+ ...................................       354,375
 42,700 Jefferies Group Inc.+ ....................................     1,892,144
  6,683 John Nuveen Corp.+........................................       235,993
 25,205 Legg Mason Inc.+ .........................................     1,505,999
 13,400 Long Beach Financial Corp. ...............................       159,125
  2,700 Markel Corp. .............................................       469,800
 17,550 McDonald & Co. Investments+ ..............................       438,750
  4,400 Metris Companies Inc.+ ...................................       198,000
  4,200 Mid Am, Inc.+ ............................................       110,250
 28,700 Mills Corp.+ .............................................       765,931
  4,000 Mississippi Valley Bancshares, Inc.+ .....................       176,500
  4,100 Moneygram Payment Systems Inc. ...........................        50,737
 12,577 National City Bancshares Industries Inc.+ ................       499,936
 21,300 New York Bancorp Inc.+ ...................................       862,650
 11,500 Ocwen Asset Investment Corp. .............................       226,406
 53,100 Ocwen Financial Corp. ....................................     1,593,000
  8,305 Old National Bancorp+ ....................................       388,259
  8,500 Oriental Financial Group+ ................................       285,812
  8,000 Philadelphia Consolidated Holdings Corp. .................       162,000
 14,860 Pioneer Group Inc.+ ......................................       443,942

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 FINANCIAL SERVICES -- 4.8% (CONTINUED)
   8,500 Poe & Brown Inc.+ .......................................  $    444,656
  38,000 Raymond James Financial Corp.+ ..........................     1,515,250
   1,800 Reinsurance Group Of America, Inc.+ .....................        82,463
   5,800 Roslyn Bancorp Inc.+ ....................................       132,313
   3,200 SCPIE Holdings Inc.+ ....................................        94,000
  14,100 SEI Investments Co.+ ....................................       831,900
  25,955 Silicon Valley Bancshares ...............................     1,479,435
 100,000 Sirrom Capital Corp.+@ ..................................     2,712,500
   9,800 Southern Pacific Funding Corp. ..........................       151,287
   9,100 Sovereign Bancorp Inc.+ .................................       176,312
  26,250 Sterling Bancshares Inc. of Texas+ ......................       393,750
  16,600 T & W Financial Corp. ...................................       350,675
  13,400 Triad Guaranty Inc. .....................................       502,500
  21,223 Trustco Bank Corp of N.Y. ...............................       583,632
   1,600 United Bankshares, Inc.+ ................................        81,300
  23,004 US Trust Corp. of N.Y.+ .................................     1,470,818
   5,184 Vesta Insurance Group Inc. ..............................       297,108
  24,300 Wall Data Inc. ..........................................       370,575
   8,950 West Coast Bancorp of Oregon+ ...........................       241,650
   7,200 Westamerica Bancorporation ..............................       245,700
  27,200 Westernbank Puerto Rico+ ................................       833,000
   1,420 WFS Financial Inc. ......................................        17,040
--------------------------------------------------------------------------------
                                                                      55,257,250
--------------------------------------------------------------------------------
 HEALTH CARE -- 14.1%
  22,650 Access Health Inc. ......................................       821,063
  24,000 ADAC Laboratoris+ .......................................       639,000
  27,200 Affymetrix Inc. .........................................       853,400
  38,900 Agouron Pharmaceuticals Inc. ............................     1,434,438
  52,900 Algos Pharmaceuticals Corp. .............................     1,772,150
  26,200 Alkermes Inc. ...........................................       607,513
  40,300 Alliance Pharmaceutical Corp. ...........................       377,813
  58,300 Alpharma, Inc.+ .........................................     1,348,187
  36,400 Alternative Living Services Inc. ........................     1,246,700
   3,750 American Homepatient Inc. ...............................        86,250
  20,000 American Oncology Resources Inc. ........................       305,000
  27,389 Amerisource Health Corp. ................................     1,602,257
  36,400 Amylin Pharmaceuticals Inc. .............................       191,100
  11,400 Andrx Corp. .............................................       354,112
  12,700 Anesta Corp. ............................................       254,794
   9,200 Aphton Corp. ............................................       110,400
  11,600 Applied Analytical Industries Inc. ......................       168,200
  39,900 Apria Healthcare Group Inc. .............................       543,638
  28,200 Arbor Software Corp. ....................................     1,269,000
  13,100 Arqule Inc. .............................................       289,837
  15,500 Arrow International Inc.+ ...............................       606,437
  16,090 ATL Ultrasound Inc. .....................................       732,095
  10,600 Aurora Biosciences Corp. ................................       111,963
  19,400 Axys Pharmaceutical Inc. ................................       164,900
  20,600 Balanced Care Corp. .....................................       157,075
  99,000 Ballard Medical Products+ ...............................     2,487,375
  10,225 Barr Laboratories Inc. ..................................       347,650
  29,300 Biomatrix Inc. ..........................................       955,913
  58,600 Bio-Technology General Corp. ............................       494,438
  70,000 Boron LePore & Associates, Inc. .........................     2,345,000
  10,700 Carematrix Corp. ........................................       267,500
  17,800 Celgene Corp.  ..........................................       157,975

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 HEALTH CARE -- 14.1% (CONTINUED)
  13,900 Chirex Inc. .............................................  $    213,713
   9,050 Clinitrials Research Inc. ...............................        72,400
   6,600 Closure Medical Corp. ...................................       131,175
   7,350 CN Lunar Corp. ..........................................       173,644
   7,200 Coherent Inc. ...........................................       336,600
  36,500 Columbia Laboratories Inc. ..............................       433,437
   7,200 Compdent Corp. ..........................................        99,900
  41,330 Conentra Managed Care Inc. ..............................     1,418,136
   4,600 Conmed Corp. ............................................       100,912
  28,656 Cor Therapeutics Inc. ...................................       361,782
  69,400 Covance Inc. ............................................     1,492,100
  40,100 Coventry Corp. ..........................................       649,119
  40,800 Creative Biomolecules Inc. ..............................       392,700
  15,800 Curative Technologies Inc. ..............................       582,625
  25,700 Cygnus Inc. .............................................       457,781
  59,600 Cytogen Corp. ...........................................        85,675
  19,500 Cytyc Corp. .............................................       448,500
   1,800 Diagnostic Products Corp.+ ..............................        51,075
  14,800 Digene Corp. ............................................       114,700
  30,000 Dura Pharmaceuticals Inc. ...............................       753,750
  14,100 Emisphere Technologies Inc. .............................       272,306
  35,400 Employee Solutions Inc. .................................       185,850
  34,000 Envoy Corp. .............................................     1,381,250
  27,317 Enzo Biochem Inc. .......................................       363,658
  11,500 Express Scripts Inc., Class A Shares ....................       897,000
 178,000 FPA Medical Management Inc.@ ............................     4,116,250
  33,000 Fuisz Technologies Limited ..............................       396,000
  17,400 Geltex Pharmaceuticals Inc. .............................       502,425
  86,400 Gensia Sicor Inc. .......................................       488,700
 117,400 Gilead Sciences Inc. ....................................     4,204,387
  25,000 Graham Field Health Products Inc. .......................       431,250
  45,700 Guilford Pharmaceuticals Inc. ...........................     1,005,400
  15,600 Gulf South Medical Supply Inc. ..........................       563,550
  13,200 Hanger Orthopedic Group Inc. ............................       178,200
  80,000 HBO & Co.+ ..............................................     4,330,000
 135,000 Healthcare Recoveries Inc. ..............................     2,868,750
  13,800 Healthplan Services Corp.+ ..............................       344,137
  20,000 Healthworld Corp. .......................................       300,000
  18,900 Heartport Inc. ..........................................       274,050
  16,100 Herbalife International Inc.+ ...........................       386,400
  16,860 Hilb, Rogal, & Hamilton Co.+ ............................       315,071
  13,300 Hologic Inc. ............................................       304,238
  13,500 Horizon Health Corp. ....................................       297,844
  27,500 Human Genome Sciences Inc. ..............................     1,168,750
  18,986 ICN Pharmaceutical, Inc.+ ...............................     1,096,442
  42,400 ICOS Corp. ..............................................       596,250
  66,700 IDEC Pharmaceuticals Corp. ..............................     3,026,512
   8,300 IDX Systems Corp. .......................................       343,413
 102,400 Imatron Inc. ............................................       262,400
  31,200 Immunomedics Inc. .......................................       140,400
  89,700 Incyte Pharmaceuticals Inc. .............................     4,081,350
  24,900 Inhale Therapeutic Systems ..............................       743,887
  24,660 Integrated Health Services, Inc.+ .......................       836,899
  63,100 International Network Services ..........................     1,758,913
  37,200 Interneuron Pharmaceuticals Inc. ........................       295,275
  19,500 Invacare Corp.+ .........................................       447,281
  34,000 ISIS Pharmaceuticals Inc. ...............................       456,875

                       SEE NOTES TO FINANCIAL STATEMENTS.

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                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 HEALTH CARE -- 14.1% (CONTINUED)
 173,600 Jones Medical Industries Inc.+@ .........................  $  6,444,900
   6,400 KOS Pharmaceuticals Inc. ................................        64,800
  13,800 Life Technologies Inc.+ .................................       420,900
  34,200 Ligand Pharmaceuticals Inc. .............................       513,000
  48,500 Liposome Company Inc. ...................................       281,906
  20,400 Magellan Health Services Inc. ...........................       459,000
  18,000 Martek Biosciences Corp. ................................       279,000
  23,600 Maxicare Health Plans Inc. ..............................       271,400
  29,900 Medaphis Corp. ..........................................       310,212
 112,900 Medicis Pharmaceutical Corp.#@ ..........................     4,847,644
  85,900 Medimunne Inc.@ .........................................     4,456,063
  16,500 Mediq Inc. ..............................................       222,750
  35,450 Medquist Inc. ...........................................     1,236,319
 122,200 Mentor Corp.+ ...........................................     3,566,712
  47,200 Mid Atlantic Medical Services, Inc. .....................       554,600
  33,900 Millennium Pharmaceuticals Inc. .........................       682,237
   8,700 Minimed Inc. ............................................       365,400
   8,000 Miravant Medical Technologies ...........................       280,000
   9,500 Morrison Health Care Inc.+ ..............................       190,000
  19,800 Myriad Genetics Inc. ....................................       381,150
  44,400 NABI Inc. ...............................................       174,825
   5,700 National Health Investors Inc.+ .........................       233,700
  20,200 National Surgery Centers Inc. ...........................       507,525
  23,700 NCS Healthcare Inc. .....................................       691,744
  19,000 Neopath Inc. ............................................       248,187
  28,300 Neoprobe Corp. ..........................................       130,888
  89,700 Neurex Corp. ............................................     1,782,788
  10,700 Neurogen Corp. ..........................................       176,550
   9,000 Neuromedical Systems Inc. ...............................        23,062
  31,157 Nexstar Pharmaceuticals, Inc. ...........................       366,095
  42,700 OEC Medical Systems Inc. ................................       942,069
   3,500 Onyx Pharmaceuticals Inc. ...............................        24,062
 130,300 Orthodontic Centers Of America, Inc. ....................     2,516,419
  26,200 Owens & Minor Inc., Holding Co.+ ........................       465,050
   8,300 Oxigene Inc. ............................................       137,987
  36,000 Paracelus Healthcare Corp. ..............................       112,500
  11,100 Paragon Health Network Inc. .............................       206,737
  85,800 Parexel International Corp. .............................     3,238,950
  60,322 Parker Drilling Co. .....................................       663,542
  32,500 Pathogenesis Corp. ......................................     1,170,000
  63,250 Patterson Dental Co. ....................................     1,913,313
  46,000 Pediatrix Medical Group Inc. ............................     1,897,500
   7,300 Perclose Inc. ...........................................       184,325
  20,905 Pharmaceutical Product Development Inc. .................       439,005
   5,500 Pharmacyclics Inc. ......................................       143,687
  12,900 Pharmerica Inc. .........................................       167,700
  14,500 Phoenix Technology Ltd. .................................       192,125
   7,300 PHP Healthcare Corp. ....................................       111,781
  35,000 Physician Computer Network Inc. .........................       148,750
  17,600 Physician Resource Group Inc. ...........................        67,100
  49,600 Physician Sales & Services Inc. .........................     1,035,400
  21,400 Physio-Control International Corp. ......................       403,925
  32,300 Plexus Corp. ............................................       706,563
  16,100 Possis Corp. ............................................       239,487
  20,100 Prime Medical Services Inc. .............................       251,250
  27,100 Protein Design Labs Inc. ................................     1,165,300
  18,100 Regeneron Pharmaceuticals Inc. ..........................       147,062

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 HEALTH CARE --14.1% (CONTINUED)
 117,350 Renal Care Group Inc. ...................................  $  4,415,294
  23,400 Res-Care Inc. ...........................................       783,900
  70,697 Respironics Inc. ........................................     1,917,656
  11,300 Sabratek Corp. ..........................................       379,962
  36,300 Sandisk Corp. ...........................................       923,381
 132,300 Sangstat Medical Corp. ..................................     4,051,687
  25,300 Sawtek Inc. .............................................       648,313
  43,703 Scios Inc. ..............................................       437,030
   8,300 Seachange International Inc. ............................        57,581
  41,400 Semtech Corp. ...........................................     1,190,250
  33,600 Sepracor Inc. ...........................................     1,352,400
  38,400 Sequus Pharmaceuticals Inc. .............................       374,400
  19,750 Serologicals Corp. ......................................       528,313
  30,900 Shiva Corp. .............................................       421,013
  31,800 Sierra Health Services Inc. .............................     1,164,675
  85,500 Smart Modular Technologies Inc. .........................     2,394,000
  71,200 Sola International Inc. .................................     2,701,150
  18,400 Sonus Pharmaceuticals Inc. ..............................       464,600
   7,700 Speedfam International Inc. .............................       205,494
  14,700 Staar Surgical Co. ......................................       238,875
   9,900 Summit Technology Inc. ..................................        53,831
  11,900 Sunrise Assisted Living, Inc. ...........................       502,775
  21,600 Techne Corp. ............................................       406,350
  79,400 Theragenics Corp. .......................................     4,714,375
  20,350 TheraTech Inc. ..........................................       180,606
  22,600 Thermedics Inc. .........................................       370,075
  23,800 Thermo Cardiosystems Inc. ...............................       595,000
  17,900 Thermolase Corp. ........................................       145,438
 177,577 Total Renal Care Holdings Inc.@ .........................     5,715,760
  44,100 Transition Systems Inc. .................................       859,950
  22,700 Transkaryotic Therapies Inc. ............................       720,725
  16,900 Triangle Pharmaceuticals Inc. ...........................       278,850
   9,700 Urologix Inc. ...........................................       133,981
  29,787 US Bioscience Inc. ......................................       336,965
  30,900 Vertex Pharmaceuticals Inc. .............................     1,154,888
  19,300 Veterinary Centers Of America Inc. ......................       300,356
   2,100 Vital Signs Inc.+ .......................................        44,362
  16,820 Vitalink Pharmacy Services, Inc. ........................       353,220
  41,700 Vivus Inc. ..............................................       484,762
  35,600 Zila Inc. ...............................................       273,675
  19,700 Zitel Corp. .............................................       273,337
--------------------------------------------------------------------------------
                                                                     162,538,461
--------------------------------------------------------------------------------
 MEDICAL TECHNOLOGY -- 0.8%
  27,200 Acuson Corp. ............................................       499,800
  42,000 Advanced Tissue Sciences Inc. ...........................       456,750
  53,100 Arterial Vascular Engineering Inc.+ .....................     4,347,563
   7,600 CNS Inc. ................................................        48,450
  40,900 Cognex Corp.+ ...........................................       984,156
  52,900 ESC Medical Systems, Ltd. ...............................     1,805,212
  17,400 I-Stat Corp. ............................................       280,575
  23,000 IDEXX Laboratoreis Inc. .................................       360,812
  10,200 Landauer Inc.+ ..........................................       295,163
  11,628 Marquette Medical Systems Inc. ..........................       319,770
   8,800 Medical Manager Corp. ...................................       220,000
--------------------------------------------------------------------------------
                                                                       9,618,251
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                          SECURITY                             VALUE

-------------------------------------------------------------------------------
 REAL ESTATE -- 1.6%
   3,500 Alexander's Inc. .......................................  $    326,156
   6,100 Ambassador Apartments+ .................................       123,525
   7,252 Apartment Investment & Management Co.+ .................       264,245
  14,700 Assisted Living Concepts Inc.+ .........................       273,787
  16,200 Associated Estates Realty Corp. ........................       332,100
   4,200 Bedford Property Investors, Inc.+ ......................        82,425
   7,600 CB Commerical Real Estate Services Group, Inc. .........       285,000
  70,000 CCA Prison Realty Trust+ ...............................     3,080,000
   5,600 Charles E. Smith Residential Realty, Inc. ..............       184,800
   5,000 Chateau Communities Inc.+ ..............................       150,000
   7,470 Chelsea GCA Realty Inc. ................................       279,191
  15,100 Cornerstone Properties Inc.+ ...........................       269,913
  22,967 Cousins Properties Inc.+ ...............................       671,785
  18,100 Developers Divers Realty Corp.+ ........................       738,706
  17,800 Federal Realty Investors Trust+ ........................       440,550
   7,654 Forest City Enterprises, Inc., Class A Shares ..........       422,883
  43,700 General Growth Properties+ .............................     1,595,050
  13,600 Golf Trust Of America Inc.+ ............................       392,700
   8,500 Great Lakes Real Estate Investment Trust Inc.+ .........       160,969
  10,700 Grubb & Ellis Co. ......................................       127,062
  34,800 Health Care Investments Inc.+ ..........................     1,291,950
  63,700 Intrawest Corp.+ .......................................     1,154,563
   6,300 JP Realty Inc.+ ........................................       158,287
  13,500 LNR Property Corp.+ ....................................       360,281
  28,900 Macerich Co.+ ..........................................       816,425
   9,800 Penn Real Estate Investment Trust+ .....................       242,550
  36,600 Reckson Associates Realty Corp.+ .......................       921,863
  18,600 Redwood Trust Inc.+ ....................................       362,700
  88,900 RFS Hotel Investors, Inc.+ .............................     1,611,313
   3,800 Saul Centers Inc.+ .....................................        66,738
  20,000 Town & Country Trust+ ..................................       337,500
  13,800 Urban Shopping Centers Inc.+ ...........................       460,575
  40,400 Washington Real Estate Investment Trust+ ...............       679,225
-------------------------------------------------------------------------------
                                                                     18,664,817
-------------------------------------------------------------------------------
 TECHNOLOGY -- 22.1%
  31,800 Acclaim Entertainment Inc. .............................       164,962
   3,900 ACT Manufacturing, Inc. ................................        47,044
  17,600 Activision Inc. ........................................       243,100
  23,700 Adtran Inc. ............................................       708,037
   4,300 Advent Software Inc. ...................................       157,488
   4,600 Alliant Techsystems Inc. ...............................       288,938
  14,000 Altron Inc. ............................................       215,250
   3,600 Amazon.com Inc. ........................................       277,200
  31,100 American Business Information Inc., Class B Shares .....       396,525
  32,000 Ampex Corp., Class A Shares ............................        90,000
  42,200 Amphenol Corp., Class A Shares .........................     2,640,138
  66,050 Analysis International Corp.+ ..........................     2,336,519
  61,253 Apex PC Solutions Inc. .................................     1,684,457
   8,771 Applied Industrial Technolgies, Inc.+ ..................       228,046
  29,600 Applied Magnetics Corp. ................................       353,350
  22,200 Applied Power Inc.+ ....................................       799,200
   9,100 Aspect Development Inc. ................................       434,525
 110,200 Aspen Technology Inc. ..................................     4,380,450
  19,900 Atmi Inc. ..............................................       552,225
  24,900 Auspex Systems Inc. ....................................       238,106
  28,875 Avant Corp. ............................................       404,250

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 TECHNOLOGY -- 22.1% (CONTINUED)
  20,000 Aviall Inc. .............................................  $    287,500
  18,600 Aware Inc. of Massachusetts .............................       230,175
   1,799 Banctec, Inc. ...........................................        46,212
  13,100 Barra Inc. ..............................................       326,681
  28,100 BE Aerospace, Inc. ......................................       827,194
  19,300 BEA Systems Inc. ........................................       518,687
  17,200 Bell & Howell Co. .......................................       462,250
  32,700 The BISYS Group Inc. ....................................     1,213,987
   3,700 BGS Systems, Inc.+ ......................................       162,337
  80,600 Black Box Corp. .........................................     2,881,450
  94,050 Boole & Babbage Inc. ....................................     3,150,675
  24,800 Broderbund Software Inc. ................................       613,800
  29,870 Burr-Brown Corp. ........................................     1,228,404
  25,700 C & D Technology Inc. ...................................     1,342,825
   8,500 Caci International Inc., Class A Shares .................       181,688
  60,000 Cambridge Technology Partners Inc. ......................     2,730,000
  25,300 CCC Information Services Group Inc. .....................       619,850
  40,100 C-Cube Microsystems Inc. ................................       832,075
  12,500 CDI Corp. ...............................................       578,125
  30,800 CDW Computer Centers Inc. ...............................     2,109,800
  27,998 Cellular Technical Services Co. .........................        61,246
  39,900 Cerner Corp. ............................................       822,937
   7,700 CFM Technologies Inc. ...................................       134,750
  52,600 Checkfree Holdings Corp. ................................     1,130,900
  18,700 Checkpoint Systems Inc. .................................       347,119
  78,000 Ciber Inc. ..............................................     5,206,500
   8,900 Cirrus Logic Inc. .......................................        98,456
  65,400 Citrix Systems Inc. .....................................     2,750,888
  27,500 Clarify Inc. ............................................       412,500
  13,400 Claremont Technology Group, Inc. ........................       180,900
  30,000 CMG Information Services Inc. ...........................     1,436,250
   8,800 CNET Inc. ...............................................       319,000
  12,200 Coherent Communications Systems Corp. ...................       515,450
  29,700 Cohu Inc.+ ..............................................     1,373,625
   3,800 Complete Business Solutions, Inc. .......................       258,400
  41,500 Computer Horizons Corp. .................................     2,165,781
   1,325 Computer Management Services Inc. .......................        34,450
  39,474 Computer Products Inc. ..................................       984,383
 121,900 Computer Task Group Inc.+ ...............................     4,975,044
 139,560 Comverse Technology Inc.# ...............................     6,524,430
  61,400 Copytele Inc. ...........................................       151,581
  12,800 Credit Management Solutions Inc. ........................       121,600
  12,000 Cybermedia Inc. .........................................       111,000
  24,000 Cylink Corp. ............................................       324,000
  77,200 Daou Systems Inc.@.......................................     2,036,150
  18,000 Data Dimensions Inc. ....................................       245,250
  53,000 Data General Corp. ......................................     1,093,125
   6,200 Data Processing Resources Corp. .........................       199,950
  10,800 Data Transmission Network Corp. .........................       304,425
  16,850 Davox Corp. .............................................       539,200
   8,600 DBT Online Inc. .........................................       246,175
   8,600 Deltek Systems Inc. .....................................       174,150
  11,400 Dialogic Corp. ..........................................       494,475
  52,800 Digital Microwave Corp. .................................       970,200
  40,800 DII Group, Inc. .........................................     1,081,200
  14,300 Dionex Corp. ............................................       834,762
  50,400 Documentum Inc. .........................................     2,337,300

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 TECHNOLOGY -- 22.1% (CONTINUED)
   5,400 Dupont Photomasks Inc. ..................................  $    237,600
  19,400 Dynatech Corp. ..........................................       928,775
  15,100 Edify Corp. .............................................       232,163
   7,900 Electro Scientific Industries Inc. ......................       300,200
   8,700 Eltron International Inc. ...............................       187,050
  14,500 Encad Inc. ..............................................       357,063
  25,800 Engineering Animation Inc. ..............................     1,580,250
  31,700 Excite Inc. .............................................     1,497,825
  20,900 Factset Research Systems Inc. ...........................       624,387
  13,100 FEI Co. .................................................       170,300
  10,000 Filenet Corp. ...........................................       333,750
  20,800 Forte Software Inc. .....................................       124,800
   7,500 General Datacomm Industries Inc.+ .......................        30,469
  59,000 Genesys Telecommunications Labs Inc. ....................     1,718,375
 158,300 Genrad Inc. .............................................     4,501,656
  85,100 Geotek Communications Inc. ..............................       146,266
  11,200 Geotel Communications Co. ...............................       256,200
  37,500 Glenayre Technologies ...................................       433,594
  32,900 GT Interactive Software Corp. ...........................       254,975
  14,011 Hadco Corp. .............................................       716,312
 133,300 Harbinger Corp.+ ........................................     4,398,900
   8,900 HCIA Inc. ...............................................       121,819
  19,700 Helix Technology Corp.+ .................................       448,175
  33,200 Highway Master ..........................................       226,175
 130,800 HMT Technology Corp.# ...................................     1,438,800
 110,000 HNC Software, Inc. ......................................     3,918,750
  90,000 Hutchinson Technology, Inc. .............................     2,081,250
  28,000 Hyperion Software Corp. .................................     1,151,500
   6,900 I2 Technologies Inc. ....................................       390,281
 219,000 Icon CMT Corp.@ .........................................     2,436,375
  24,500 Identix Inc. ............................................       228,156
  11,100 IKOS, Systems Inc. ......................................        90,187
  12,800 Imnet Systems Inc. ......................................       268,000
  16,300 In Focus Systems Inc. ...................................       650,981
   6,100 Inacom Corp. ............................................       199,775
  14,100 Indus International Inc. ................................       137,475
  41,200 Information Advantage Inc. ..............................       321,875
  10,000 Information Management Associates, Inc. .................       102,500
 187,100 Infoseek Corp. ..........................................     3,075,456
  18,700 Innovex Inc.+ ...........................................       434,775
  15,150 Insight Enterprises Inc. ................................       602,212
  13,100 Inso Corp. ..............................................       183,400
  19,800 Integrated Systems Inc. .................................       337,837
  60,400 Interdigital Communciations Corp. .......................       241,600
  61,100 International Rectifier Corp. ...........................       889,769
  26,600 Intersolv Inc. ..........................................       413,962
  20,900 Inter-Tel Inc. ..........................................       462,413
  19,800 Intervoice Inc. .........................................       178,200
  15,000 Intevac Inc. ............................................       129,375
  10,600 International Manufacturing Services Inc. ...............       104,675
  20,400 IXC Communications Inc. .................................     1,181,925
  52,800 Jack Henry & Associates+ ................................     1,821,600
   5,200 Jacobs Engineering Group Inc. ...........................       155,675
  48,200 J.D. Edwards & Co. ......................................     1,590,600
  25,600 JDA Software Group Inc. .................................     1,238,400
  60,000 Kulicke & Soffa Industries Inc. .........................     1,665,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

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                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 TECHNOLOGY -- 22.1% (CONTINUED)
  12,000 Learning Tree International Inc. ........................  $    262,500
   7,100 Lecroy Corp. ............................................       166,850
  69,200 Legato Systems Inc. .....................................     3,390,800
  28,300 Lone Star Technologies Inc. .............................       877,300
 112,456 Lycos Inc.# .............................................     4,638,810
  20,300 Manugistics Group Inc. ..................................       809,463
  14,850 Mastec Inc. .............................................       415,800
   7,500 Mastech Corp. ...........................................       394,688
  13,600 Maxwell Technologies Inc. ...............................       384,200
  16,900 May & Speh Inc. .........................................       208,081
  36,200 Mercury Interactive Corp. ...............................     1,348,450
  31,450 Methode Electronics Inc.+ ...............................       444,231
   6,000 Metro Information Services Inc. .........................       198,000
  15,100 Micrel Inc. .............................................       553,981
  17,100 Micro Linear Corp. ......................................       127,181
  73,000 Microage Inc. ...........................................       939,875
  38,200 Micropose Inc. ..........................................        75,206
  41,300 Micros Systems Inc. .....................................     2,281,825
   9,500 Microtouch Systems Inc. .................................       152,000
  56,900 MRV Communications Inc. .................................     1,322,925
  47,400 National Computer Systems Inc.+ .........................     1,890,075
  61,150 National Instruments Corp. ..............................     1,842,144
  21,100 National Techteam Inc. ..................................       217,594
  24,900 Natural Microsystems Corp. ..............................     1,073,812
  13,200 Neomagic Corp. ..........................................       244,200
 154,700 Network Appliance, Inc. .................................     4,563,650
  20,400 Network Computing Devices Inc. ..........................       257,550
   6,900 Network Equipment Technologies Inc. .....................        96,169
  25,300 Nova Corp. ..............................................       683,100
   7,600 Oak Technologies Inc. ...................................        53,200
  12,600 Objective Systems Integrator Inc. .......................       165,375
  11,600 ODS Networks Inc. .......................................        78,300
  24,300 OIS Optical Imaging Systems Inc. ........................        30,375
  13,700 Omtool Ltd. .............................................       157,550
  22,100 Open Market Inc. ........................................       364,650
  20,600 Orbital Sciences Corp. ..................................       785,375
  57,951 Organogenesis Inc. ......................................     1,329,251
   8,500 Park National Corp.+ ....................................       738,437
  50,560 Paxar Corp. .............................................       707,840
 122,600 P-Com Inc. ..............................................     2,482,650
   7,000 Peerless Systems Corp. ..................................       107,625
   5,100 Pega Systems Inc. .......................................       108,375
  10,200 Perceptron Inc. .........................................       202,725
  40,400 Performance Systems International Inc. ..................       311,837
  17,900 Periphonics Corp. .......................................       221,513
  16,100 Peritus Software Services Inc. ..........................       257,600
  34,200 Photronics Inc. .........................................     1,004,625
  11,300 Pixar Inc. ..............................................       418,100
  94,196 Platinum Technology Inc. ................................     2,390,224
  56,700 PMC Sierra Inc. .........................................     2,041,200
 163,500 PMT Services, Inc. ......................................     2,902,125
   4,900 Policy Management Systems Corp. .........................       354,637
   5,400 Powerwave Technologies Inc. .............................        87,075
   7,200 Preview Travel Inc. .....................................       153,900
  45,500 Pri Automation Inc. .....................................     1,582,547
  12,300 Project Software & Development ..........................       273,675
  13,400 Proxim Inc. .............................................       177,550

                       SEE NOTES TO FINANCIAL STATEMENTS.

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                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 TECHNOLOGY -- 22.1% (CONTINUED)
  65,900 Quickresponse Services Inc. .............................  $  2,858,413
   7,700 Radiant Systems Inc. ....................................       144,856
   7,500 Radisys Corp. ...........................................       262,500
  11,100 Rambus Inc. .............................................       496,725
  40,900 Ramtron International Corp. .............................       207,056
  31,800 Read Rite ...............................................       453,150
  55,600 Remedy Corp.# ...........................................     1,066,825
  12,500 RF Micro Devices Inc. ...................................       185,156
  30,800 Rogers Corp. ............................................     1,185,800
  19,300 S & T Bancorp Inc.+ .....................................     1,018,075
  20,800 Safeskin Corp. ..........................................     1,276,600
  21,100 Santa Cruz Operation Inc. ...............................        97,588
  34,200 Sapient Corp.@ ..........................................     2,714,625
  34,400 Saville Systems PLC .....................................     1,612,500
  65,100 SBS Technologies Inc. ...................................     1,757,700
  26,450 Scopus Technology Inc. ..................................       373,606
  14,300 SDL Inc. ................................................       296,725
  49,000 Security Dynamics Technolgy Inc. ........................     1,745,625
  20,000 Sequent Computer Systems, Inc. ..........................       423,750
  51,500 Siebel Systems Inc. .....................................     3,167,250
  55,800 SIII Inc. ...............................................       341,775
  12,200 Silicon Valley Group Inc. ...............................       332,450
  36,400 Software Ag Systems Inc. ................................       705,250
   6,200 Sportsline USA Inc. .....................................       145,700
   2,200 SPS Transaction Services, Inc. ..........................        64,213
   8,100 SPSS Inc. ...............................................       174,150
 105,700 Structural Dynamics Research Corp. ......................     3,038,875
  16,300 Supertex Inc. ...........................................       173,188
  89,900 Symantec Corp. ..........................................     2,264,356
  28,200 Synopsys Inc. ...........................................       985,238
  37,000 System Software Associates Inc. .........................       275,188
  20,300 Systems & Computer Technolgy Corp. ......................       888,125
  27,900 Systemsoft Corp. ........................................       127,294
  17,800 Technitrol Inc.+ ........................................       650,812
 137,800 Technology Solutions Co. ................................     4,478,500
  12,200 Tekelec Co. .............................................       498,675
  44,775 Tel-Save Holdings Inc. ..................................     1,239,708
  51,800 Telxon Corp.+ ...........................................     1,210,825
 164,793 TETRA Technologies Inc. .................................     3,692,519
  39,500 Tower Semiconductor Ltd. ................................       419,687
  37,550 Transaction Network Services Inc. .......................       741,613
  52,200 Transaction Systems Architects Inc. .....................     2,270,700
   9,900 Transcrypt International Inc. ...........................       165,825
  30,500 Trident Microsystems Inc. ...............................       244,000
  10,600 Triquint Semiconductor Inc. .............................       255,725
  21,400 Unisource Energy Corp. Holding Co. ......................       365,137
  30,800 Unitrode Corp. ..........................................       579,425
  23,600 USCS International Inc. .................................       501,500
  44,800 Vanguard Cellular Systems Inc., Class A Shares ..........       582,400
  53,400 Vanstar Corp. ...........................................       737,588
  64,500 Vantive Corp. ...........................................     1,765,688
  17,400 Veeco Instruments Inc. ..................................       602,475
  32,100 Veritas Software Corp. ..................................     1,825,687
  23,600 Viasoft Inc. ............................................       637,200
  18,600 Vical Inc. ..............................................       298,762
  39,100 Vicor Corp. .............................................     1,104,575

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 TECHNOLOGY -- 22.1% (CONTINUED)
 107,900 Visio Corp. .............................................  $  3,884,400
  13,200 VISX Inc. ...............................................       310,200
  64,100 VLSI Technology Inc. ....................................     1,237,931
  17,000 Walker Interactive Systems Inc. .........................       287,938
  47,000 Wang Laboratories Inc. ..................................     1,310,125
 101,800 Whittman-Hart Inc. ......................................     3,359,400
  58,925 Wind River Systems Co. ..................................     2,305,441
  96,700 Winstar Communications Inc.@ ............................     4,067,444
  28,900 Xircom Inc. .............................................       372,088
  40,000 Xylan Corp. .............................................       965,000
  67,350 Yahoo! Inc.#@ ...........................................     4,929,178
  22,100 Zebra Technologies Corp., Class A Shares ................       638,138
  12,400 Zoran Corp. .............................................       215,450
--------------------------------------------------------------------------------
                                                                     254,891,817
--------------------------------------------------------------------------------
 TOBACCO -- 0.1%
  48,800 Dimon Inc. ..............................................       854,000
  17,616 General Cigar Holdings Inc. .............................       292,866
--------------------------------------------------------------------------------
                                                                       1,146,866
--------------------------------------------------------------------------------
 TRANSPORTATION -- 0.8%
  20,700 Air Express International Corp.+ ........................       579,600
  10,000 Airnet Systems Inc ......................................       267,500
  30,100 Airtran Holdings Inc. ...................................       174,956
   9,500 American Freightways Corp. ..............................        97,969
   7,600 ASA Holdings Inc.+ ......................................       305,900
  11,300 Atlas Air Inc. ..........................................       336,175
  20,200 Coach USA Inc. ..........................................       752,450
   9,900 Eagle USA Airfreight Inc. ...............................       283,387
  19,385 Heartland Express Inc. ..................................       489,471
  53,100 Hvide Marine Inc., Class A Shares .......................     1,008,900
   4,600 Knight Transportation Inc. ..............................       133,400
  39,000 Mesaba Holdings, Inc. ...................................     1,131,000
  20,250 Midwest Express Holdings, Inc. ..........................       984,656
  17,100 Rural/Metro Corp. .......................................       583,538
  16,600 Swift Transportation Co. Inc. ...........................       541,575
  44,900 US Freightways Corp.+ ...................................     1,568,694
--------------------------------------------------------------------------------
                                                                       9,239,171
--------------------------------------------------------------------------------
 UTILITIES -- 3.4%
  20,450 ACC Corp. ...............................................     1,022,500
  45,350 ADE Corp. ...............................................       838,975
  65,781 Aliant Communications Inc.+ .............................     1,726,751
  28,200 Allen Telecom Inc. ......................................       491,737
  55,200 Alpine Group Inc. .......................................     1,100,550
  62,100 Aspect Telecommunications Corp. .........................     1,637,887
  23,400 Associated Group Inc. ...................................       933,075
  12,518 Barnes Group Inc.+ ......................................       369,281
  27,400 Boston Communications Group Inc. ........................       243,175
  14,800 Cablevision Systems Corp., Class A Shares ...............     1,446,700
  22,300 Cellular Communications International Inc. ..............     1,064,825
  14,800 CFW Communications Co.+ .................................       355,200
  17,600 Commonwealth Telephone Enterprise, Inc. .................       492,800
   8,500 Digital Lightwave Inc. ..................................        31,875
     900 Electric Lightway Inc., Class A Shares ..................        13,388
  10,250 Encore Wire Corp. .......................................       315,187
   5,200 Franklin Electric Co. Inc.+ .............................       352,950

                       SEE NOTES TO FINANCIAL STATEMENTS.

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                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                          SECURITY                              VALUE

--------------------------------------------------------------------------------
 UTILITIES -- 3.4% (CONTINUED)
 161,000 ICG Communications Inc. ................................  $   5,413,625
  47,600 Intermedia Communications Inc. .........................      3,635,450
  16,400 LCC International Inc., Class A Shares .................        207,050
  10,000 MAS Technology Ltd. ADR ................................        210,000
  49,600 McLeod USA Inc., Class A Shares ........................      1,932,850
  13,600 Metromedia Fiber Network Inc., Class A Shares ..........        499,800
   4,300 Mobil Telecommunications Technologies Corp. ............         96,750
   9,300 NEXTLINK Communications, Class A Shares ................        280,163
  19,300 North Pittsburgh Systems Inc.+ .........................        318,450
   4,000 NTL Inc. ...............................................        133,000
  36,200 Omnipoint Corp. ........................................      1,013,600
  25,200 Pacific Gateway Exchange Inc. ..........................      1,091,475
  51,300 Pagemart Wireless Inc., Class A Shares .................        458,494
 123,800 Paging Network Inc. ....................................      1,795,100
 187,500 Pairgain Technologies Inc. .............................      3,773,437
  27,000 Premiere Technologies Inc. .............................        847,125
  31,100 Premisys Communications Inc. ...........................        738,625
  15,900 Primus Telecommunications Group, Inc. ..................        413,400
   8,700 RCN Corp. ..............................................        511,125
  12,900 Spectrian Corp. ........................................        232,200
  22,000 West Teleservices Corp. ................................        319,000
  19,700 Westell Technologies Inc. ..............................        236,400
  68,400 Western Wireless Corp. .................................      1,291,050
  44,700 World Access Inc. ......................................      1,005,750
   8,300 Yurie Systems Inc. .....................................        173,263
--------------------------------------------------------------------------------
                                                                      39,064,038
--------------------------------------------------------------------------------
         TOTAL COMMON STOCK (Cost -- $959,038,745) ..............  1,119,344,388
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                    SMALL CAPITALIZATION GROWTH INVESTMENTS

    FACE
   AMOUNT                         SECURITY                           VALUE
-------------------------------------------------------------------------------
 U.S TREASURY BILLS -- 0.1%
 $  100,000 U.S. Treasury Bills, 4.850% due 3/5/98++ ..........  $       99,830
    360,000 U.S. Treasury Bills, 5.030% due 3/5/98++ ..........         359,749
     60,000 U.S. Treasury Bills, 5.040% due 3/5/98++ ..........          59,958
    100,000 U.S. Treasury Bills, 5.100% due 3/12/98++ .........          99,933
-------------------------------------------------------------------------------
            TOTAL U.S. TREASURY BILLS (Cost -- $619,467) ......         619,469
-------------------------------------------------------------------------------
            SUB-TOTAL INVESTMENTS (Cost -- $959,658,212) ......   1,119,963,857
-------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 2.8%
 32,704,000 Goldman, Sachs & Co., 5.589% due 3/2/98; Proceeds
            at maturity -- $32,719,231;
            (Fully collateralized by U.S. Treasury Notes,
            5.375% due 2/15/01;
            Market value -- $33,374,234) (Cost --
             $32,704,000) .....................................      32,704,000
-------------------------------------------------------------------------------
            TOTAL INVESTMENTS -- 100% (Cost --
              $992,362,212**) .................................  $1,152,667,857
-------------------------------------------------------------------------------

 + Denotes income producing security.
 # A portion of this security is on loan (See Note 12).
 ++Security serves as collateral for futures contracts.
 @ Security has been partially segregated by custodian.
 ** Aggregate cost for Federal income tax purposes is substantially the same.


                                  [PIE CHART]


                         CLASSIFICATION OF INVESTMENTS


                 U.S. Treasury Bills                      0.1%
                 Repurchase Agreement                     2.8%
                 Energy                                   3.8%
                 Financial Services                       4.8%
                 Capital Goods                            5.9%
                 Basic Industries                         6.9%
                 Other Common Stock                       8.5%
                 Consumer Durables and Non-Durables      10.3%
                 Healthcare                              14.1%
                 Consumer Services                       20.7%
                 Technology                              22.1%



                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                        INTERNATIONAL EQUITY INVESTMENTS

  SHARES                         SECURITY                            VALUE

-------------------------------------------------------------------------------
 STOCK -- 90.4%
-------------------------------------------------------------------------------
 AUSTRALIA -- 2.8%
     6,000 Aberfoyle Ltd. .....................................  $        8,829
    56,200 Amcor Ltd. .........................................         245,433
    17,800 Ashton Mining Ltd. .................................          18,797
 1,296,892 Australia New Zealand Banking Group Ltd. ...........       8,924,095
    25,300 Australian Gas Light Co. Ltd. ......................         201,671
    68,600 Australian National Industries Ltd. ................          58,421
   102,913 Boral Ltd. .........................................         249,608
    19,400 Brambles Industries Ltd. ...........................         407,090
   179,543 Broken Hill Proprietary Co. Ltd. ...................       1,773,681
    40,675 Burns, Philp & Co. Ltd.+ ...........................           6,650
   185,557 Coca-Cola Amatil Ltd.++ ............................       1,599,214
   100,198 Coles Myer Ltd. ....................................         520,179
    86,499 Crown Ltd.+ ........................................          41,252
    87,900 CSR Ltd. ...........................................         291,646
    26,048 David Jones Ltd. ...................................          29,281
    13,300 Delta Gold NL ......................................          17,125
     5,500 Dominion Mining Ltd.+ ..............................           1,161
     2,750 Dominion Mining Ltd. Warrants, Expire 12/31/98+ ....              37
    24,266 Email Ltd. .........................................          54,557
    12,609 F.H. Faulding & Co. Ltd. ...........................          66,370
   170,700 Foster Brewing Group Ltd. ..........................         377,968
    42,891 Futuris Corp. Ltd. .................................          51,137
   100,000 General Property Trust .............................         196,214
    53,761 Gio Australia Holdings Ltd. ........................         152,589
   111,434 Goodman Fielder Ltd. ...............................         192,837
    16,652 Great Central Mines Ltd. ...........................          22,122
    16,187 Howard Smith Ltd. ..................................         132,559
    36,132 James Hardie Industries Ltd.+ ......................         112,252
    22,600 Leighton Holdings Ltd. .............................          88,535
    22,058 Lend Lease Corp. Ltd. ..............................         555,289
    12,300 Metal Manufactures Ltd. ............................          18,436
   144,849 Mount Isa Mines Holdings Ltd. ......................          80,922
   134,800 National Australia Bank Ltd. .......................       1,864,339
    18,442 Newcrest Mining Ltd.+ ..............................          24,752
 2,203,499 News Corp. Ltd. ....................................      14,036,650
   242,823 News Corp. Ltd. Preferred ..........................       1,331,755
   144,930 Normandy Mining Ltd. ...............................         144,161
    64,182 North Ltd. .........................................         174,384
    22,600 Orica Ltd. .........................................         153,974
    89,400 Pacific Dunlop Ltd. ................................         158,361
    77,325 Pioneer International Ltd. .........................         223,896
    12,100 Plutonic Resources Ltd. ............................          37,509
    33,009 QBE Insurance Group Ltd. ...........................         136,732
    49,700 QCT Resources Ltd. .................................          42,562
    16,450 RGC Ltd. ...........................................          22,414
    11,700 Resolute Ltd. ......................................          11,319
    28,643 Rio Tinto Ltd. .....................................         376,239
     9,300 Rothmans Holdings Ltd. .............................          56,264
    52,725 Santos Ltd. ........................................         202,777
    37,201 Schroders Property Fund ............................          67,417

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                        INTERNATIONAL EQUITY INVESTMENTS

 SHARES                         SECURITY                            VALUE

------------------------------------------------------------------------------
 AUSTRALIA -- 2.8% (CONTINUED)
   7,800 Sons of Gwalia Ltd.+ ................................  $       23,913
  55,198 Southcorp Holdings Ltd. .............................         204,579
  25,822 Stockland Trust Group ...............................          65,972
  41,700 Sydney Harbour Casino Holdings Ltd.+ ................          40,342
  26,400 TABCORP Holdings Ltd. ...............................         140,509
 105,596 Westfield Trust .....................................         228,777
 155,000 Westpac Banking Corp. Ltd.+ .........................       1,075,024
 100,050 WMC Ltd. ............................................         339,457
------------------------------------------------------------------------------
                                                                    37,680,035
------------------------------------------------------------------------------
 AUSTRIA -- 0.2%
     200 Austria Mikro Systeme International AG ..............          13,236
   2,000 Austrian Airlines Osterreichische Luftverkehrs AG ...          50,281
   4,970 Bank Austria AG .....................................         336,699
   3,440 Bank Austria AG-EM.97 ...............................         235,445
   1,893 Bank Austria AG Preferred-EM.97 .....................         124,262
     658 Bank Austria AG Preferred New Shares ................          42,928
   1,200 Bank Austria AG-Vorzug ..............................          81,859
     300 Bau Holding AG ......................................          17,668
   1,000 Boehler-Uddeholm AG .................................          63,979
     100 BWT AG ..............................................          17,974
     600 EA-Generali AG ......................................         196,519
   1,600 Flughafen Wien AG ...................................          64,535
     200 Lenzing AG+ .........................................          13,079
     900 Mayr-Melnhof Karton AG ..............................          52,160
     600 Oesterreichische Brau-Beteiligungs AG ...............          35,149
   2,800 Oesterreichische Elektrizitaetswirtschafts AG, Class
          A Shares ...........................................         294,403
   2,420 OMV AG ..............................................         293,208
   1,000 Radex-Heraklith Industriebeteiligungs AG ............          40,177
     600 Steyr-Daimler-Puch AG ...............................          15,977
     140 Strabag Oesterreich AG ..............................           7,072
     300 Universale-Bau AG ...................................          10,455
   1,300 VA Technolgie AG ....................................         179,500
     800 Weinerberger Baustoffindustrie AG ...................         154,446
------------------------------------------------------------------------------
                                                                     2,341,011
------------------------------------------------------------------------------
 BELGIUM -- 0.8%
   4,400 Algemene Maatschappij voor Nijverheidskredit NV .....         252,535
   1,400 Barco NV ............................................         298,238
     250 Bekaert NV ..........................................         169,180
   2,550 Cimenteries CBR Cementbedrijven .....................         223,958
     250 Cimenteries CBR Cementbedrijven - STRIP VVPR+ .......              26
     300 Compagnie Benelux Paribas SA ........................          17,219
     450 Colruyt NV ..........................................         285,904
   1,100 Compagnie Maritime Belge S.A. .......................          86,478
     630 D'Ieteren Sa ........................................         200,133
   5,700 Delhaize-Le Lion S.A. ...............................         346,930
   6,075 Electrabel S.A. .....................................       1,474,152
     625 Electrabel S.A. - STRIP VVPR+ .......................             200
   4,632 Fortis AG ...........................................       1,184,585
     332 Fortis AG - STRIP VVPR+ .............................              44
   1,830 Generale de Banque S.A. .............................         865,903
     110 Generale de Banque S.A. - STRIP VVPR+ ...............              17
     750 Glaverbel S.A. ......................................         101,708
   2,700 Groupe Bruxelles Lambert S.A. .......................         423,091
   1,450 Kredietbank NV ......................................         669,647
     214 Kredietbank NV VVPR .................................          97,973

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                        INTERNATIONAL EQUITY INVESTMENTS

 SHARES                         SECURITY                            VALUE

------------------------------------------------------------------------------
 BELGIUM -- 0.8% (CONTINUED)
   2,600 PetroFina S.A. ......................................  $      886,679
   1,775 Royal Belge .........................................         562,683
     175 Royale Belge - STRIP VVPR+ ..........................               9
   9,300 Solvay S.A. .........................................         583,422
   9,375 Tractbel ............................................         962,276
     750 Tractbel - STRIP VVPR+ ..............................              20
   1,100 Tractbel Warrants, Expire 11/30/99+ .................             910
     170 UCB S.A. ............................................         682,995
   2,850 Union Miniere S.A.+ .................................         210,744
------------------------------------------------------------------------------
                                                                    10,587,659
------------------------------------------------------------------------------
 DENMARK -- 0.6%
     255 Aarhus Oliefabrik A/S, Class A Shares ...............          12,253
      65 Aarhus Oliefabrik A/S, Class B Limited Voting
          Shares .............................................           3,100
     970 Aktieselskabet Korn-OG Foderstof Kompagniet A/S .....          25,517
   1,015 Bang & Olufsen Holding A/S, Class B Shares ..........          65,482
   4,810 Carlsberg A/S, Class A Shares .......................         277,407
   3,905 Carlsberg A/S, Class B Shares .......................         229,023
      29 D/S 1912, Class B Shares ............................       1,302,051
      20 Dampskibsselskabet Svendborg A/S, Class B Shares ....       1,300,897
   8,195 Danisco A/S .........................................         513,450
   7,215 Den Danske Bank .....................................         928,168
   1,710 Det Ostasiatiske Kompagni A/S+ ......................          14,088
   4,190 FLS Industries A/S, Class B Shares ..................         105,987
   2,375 GN Store Nord A/S++ .................................          48,060
   2,375 ISS International Service System A/S, Class B
          Shares+ ............................................          97,495
     215 J. Lauritzen Holdings A/S+ ..........................          22,119
     600 NKT Holdings A/S++ ..................................          49,867
  10,230 Novo Nordisk A/S, Class B Shares ....................       1,530,441
     825 Radiometer A/S, Class B Shares ......................          38,159
     524 Ratin A/S, Class A Shares+ ..........................          74,226
   1,809 Ratin A/S, Class B Shares+ ..........................         261,218
   3,750 SAS Danmark A/S .....................................          60,166
     524 Sophus Berendsen, Class A Shares+ ...................          16,966
   1,809 Sophus Berendsen, Class B Shares+ ...................          59,356
   2,475 Superfos A/S++ ......................................          62,247
  17,865 Tele-Danmark A/S, Class B Shares ....................       1,156,862
   7,260 Unidanmark A/S, Class A Shares ......................         526,794
------------------------------------------------------------------------------
                                                                     8,781,399
------------------------------------------------------------------------------
 FINLAND -- 0.5%
   1,900 Amer Group Ltd.+ ....................................          37,928
   1,900 Cultor Oyj Series 1 .................................         117,235
     600 Cultor Oyj Series 2 .................................          35,061
   2,000 Instrumentarium Group, Class A Shares ...............         112,516
     400 Instrumentarium Group, Class B Shares ...............          22,430
  16,400 Kemira Oyj++ ........................................         162,800
  11,500 Kesko Oyj++ .........................................         188,247
     900 Kone Corp. Oyj, Class B Shares ......................         120,701
 106,066 Merita Ltd., Class A Shares++ .......................         619,807
   1,100 Metra Oyj, Class A Shares ...........................          28,746
   5,800 Metra Oyj, Class B Shares ...........................         146,939
  27,600 Nokia Oyj AB, Class A Shares ........................       2,780,700
  10,700 Nokia Oyj AB, Class K Shares ........................       1,067,999
  15,900 Outokumpu OYJ .......................................         207,756
   2,600 Pohjola Insurance Group, Class A Shares .............         122,679
   2,600 Pohjola Insurance Group, Class B Shares .............         122,679

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                        INTERNATIONAL EQUITY INVESTMENTS

 SHARES                         SECURITY                            VALUE

------------------------------------------------------------------------------
 FINLAND -- 0.5% (CONTINUED)
     592 The Rauma Group Oyj .................................  $        9,722
   7,800 Sampo Insurance Co. Ltd., Class A Shares ............         298,677
   1,100 Stockmann AB, Class A Shares ........................          91,029
     500 Stockmann AB, Class B Shares ........................          41,740
  34,560 UPM-Kymmene Oyj .....................................         896,880
------------------------------------------------------------------------------
                                                                     7,232,271
------------------------------------------------------------------------------
 FRANCE -- 10.0%
   3,091 Accor S.A. ..........................................         713,702
  14,130 Alcatel Alsthom .....................................       1,837,807
   1,656 Assurance Generales de France-AGF ...................          89,880
     828 Assurance Generales de France Warrants, Expire
          6/15/00+ ...........................................             870
  28,802 AXA-UAP .............................................       2,785,932
  18,968 Banque Nationale de Paris ...........................       1,146,309
     210 Bongrain S.A. .......................................          94,838
   2,245 Bouygues S.A. .......................................         314,852
   2,753 Canal Plus ..........................................         580,050
   3,360 Carrefour Supermarche S.A. ..........................       2,016,231
     650 Chargeurs S.A. ......................................          38,417
   1,056 Club Mediterranee S.A.+ .............................          78,385
       1 Compagnie Bancaire S.A. .............................             151
   7,910 Compagnie de Saint Gobain ...........................       1,108,046
  14,596 Compagnie Financiere de Paribas, Class A Shares .....       1,387,858
   1,450 Compagnie Francaise d'Etudes et de Construction
          Technip ............................................         163,828
     450 Compagnie Generale de Geophysique S.A. ..............          49,586
   9,411 Compagnie Generale des Eaux Warrants, Expire
          5/2/01+ ............................................           9,427
  11,817 Compagnie Generale des Establissements Michelin,
          Class B Shares+ ....................................         731,612
  11,843 Compagnie Generale des Eaux .........................       1,863,201
     450 Comptoirs Modernes ..................................         244,609
     862 CPR .................................................          67,099
     400 Dollfus-Mieg & Cie S.A.+ ............................           8,276
  23,850 Elf Aquitaine S.A. ..................................       2,714,277
   2,250 Eridania Beghin-Say S.A. ............................         401,277
     850 Essilor International S.A. ..........................         260,892
     150 Europe 1 Communication ..............................          30,668
  76,800 France Telecom S.A.+ ................................       3,721,885
  58,548 Groupe Danone .......................................      11,826,324
   1,169 Groupe GTM ..........................................          75,830
  32,271 Havas S.A.+ .........................................       2,516,790
   1,300 Imetal S.A. .........................................         161,824
   6,385 L'Air Liquide .......................................       1,031,783
   5,915 L'OREAL .............................................       2,663,513
   8,241 Lafarge S.A. ........................................         608,063
  10,540 Lagardere S.C.A. ....................................         382,530
   2,440 Legrand S.A. ........................................         563,388
   7,650 LVMH Moet Hennessy Louis Vuitton ....................       1,537,713
   2,540 Moulinex+ ...........................................          63,611
   1,337 Natexis .............................................          81,239
     800 Nord-Est S.A. .......................................          15,896
     600 Pathe S.A. ..........................................         115,284
   4,925 Pernod-Ricard .......................................         321,900
   1,950 Pinault-Printemps Redoute S.A. ......................       1,278,373
   1,750 Primagaz Cie ........................................         150,017
   1,650 Promodes ............................................         735,675
   4,375 PSA Peugeot Citroen .................................         622,916
  29,630 Rhone-Poulenc, Class A Shares .......................       1,365,375
 736,406 Renault S.A. ........................................      25,638,098

                       SEE NOTES TO FINANCIAL STATEMENTS.

90
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                        INTERNATIONAL EQUITY INVESTMENTS

 SHARES                         SECURITY                             VALUE

-------------------------------------------------------------------------------
 FRANCE -- 10.0% (CONTINUED)
     350 Sagem S.A. ..........................................   $      214,392
   9,238 Sanofi S.A. .........................................        1,046,790
 192,722 Schneider S.A. ......................................       11,995,078
   2,400 Sidel S.A. ..........................................          166,324
   1,359 Simco S.A. ..........................................          108,018
   1,150 Skis Rossignol S.A. .................................           22,568
   4,850 Societe BIC S.A. ....................................          384,380
     320 Societe Eurafrance S.A. .............................          148,982
   1,400 Societe Francaise d'Investissements Immobiliers et de
          Gestion ............................................           86,124
   8,523 Societe Generale, Class A Shares ....................        1,284,895
   4,500 Societe Nationale d'Exploitation Industrielle des
          Tabacs et Allumettes ...............................          196,574
     722 Sodexho Alliance S.A. ...............................          465,263
   1,900 Sommer-Allibert .....................................           74,074
 119,934 Suez Lyonnaise des Eaux .............................       15,815,775
  10,412 Thomson CSF .........................................          359,075
 137,542 Total S.A., Class B Shares ..........................       15,088,442
     700 Union du Credit-Bail Immobilier .....................           76,330
     650 Union Immobilere de France S.A. .....................           46,860
  21,250 Usinor S.A. .........................................          318,786
 156,523 Valeo S.A. ..........................................       13,392,094
-------------------------------------------------------------------------------
                                                                    135,506,931
-------------------------------------------------------------------------------
 GERMANY -- 6.6%
   3,950 Adidas AG ...........................................          622,492
   3,500 AGIV-AG fuer Industrie und Verkehrswesen ............           75,214
  20,000 Allianz AG Holdings Registered Shares ...............        6,391,888
   1,000 AMB Aachener & Muench Beteiligungs AG ...............          111,582
   3,500 AMB Aachener & Muench Beteiligungs AG Registered
          Shares .............................................          391,503
   2,200 Axa Colonia Konzern AG ..............................          266,696
     500 Axa Colonia Konzern AG Preferred ....................           56,893
  53,900 BASF AG .............................................        1,951,899
  63,150 Bayer AG ............................................        2,684,605
  22,400 Bayerische Hypotheken-und Wechsel-Bank AG ...........        1,041,128
  23,050 Bayerische Vereinsbank AG ...........................        1,427,606
   7,350 Beiersdorf AG .......................................          345,062
   3,150 Bilfinger & Berger Bau AG ...........................           82,794
     400 Brau Und Brunnen AG .................................           36,037
     200 Buderus AG ..........................................           90,147
   8,250 Continental AG ......................................          198,203
 164,974 Dailmer-Benz AG .....................................       13,481,178
   8,050 Degussa AG++ ........................................          413,855
  46,350 Deutsche Bank AG ....................................        3,182,284
  34,050 Deutsche Lufthansa AG+ ..............................          654,807
 191,400 Deutsche Telekom AG .................................        3,802,055
   5,200 Deutz AG+ ...........................................           42,120
     150 Didier-Werke AG .....................................           12,480
     100 DLW AG ..............................................           11,543
   2,800 Douglas Holding AG ..................................           99,052
  41,100 Dresdner Bank AG++ ..................................        1,880,843
     117 Dyckerhoff AG .......................................           32,767
     167 Dyckerhoff AG Preferred .............................           46,451
      50 Escada AG ...........................................            6,942
      50 Escada AG Preferred .................................            6,019
   5,280 FAG Kugelfischer Georg Schaefer AG ..................           72,298
     250 Friedrich Grohe AG-Vorzugsak ........................           69,980
   4,235 Heidelberger Zement AG ..............................          312,001
     100 Herlitz AG ..........................................            7,879

                       SEE NOTES TO FINANCIAL STATEMENTS.

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                        INTERNATIONAL EQUITY INVESTMENTS

  SHARES                         SECURITY                           VALUE

------------------------------------------------------------------------------
 GERMANY -- 6.6% (CONTINUED)
       100 Herlitz AG Preferred ..............................  $        6,915
     6,100 Hochtief AG .......................................         214,784
       100 HOLSTEN-BRAUEREI AG ...............................          20,387
       200 IWKA AG+ ..........................................          45,294
       750 Karstadt AG .......................................         260,359
       750 Linde AG++ ........................................         497,988
       950 MAN AG ............................................         285,240
       350 MAN AG Preferred ..................................          81,675
    30,095 Mannesmann AG .....................................      18,208,237
    15,250 Merck KGaA ........................................         566,370
    19,620 Metro AG ..........................................         874,618
     2,000 Metro AG Preferred ................................          67,335
       250 Muenchener Rueckversicherungs-Gesellschaft AG .....          79,898
     6,950 Muenchener Rueckversicherungs-Gesellschaft AG
            Registered Shares ................................       3,163,268
     1,350 Preussag AG .......................................         436,659
       550 PWA-Papierwerke Waldhof-Ashaffenburg AG ...........          97,283
     1,000 Rheinmetall Berlin AG .............................          19,836
       826 Rheinmetall Berlin AG Preferred ...................          14,564
    29,450 RWE AG ............................................       1,627,636
    18,900 RWE AG Non Voting Preferred .......................         886,783
       100 Salamander AG+ ....................................          15,704
     5,300 SAP AG ............................................       2,015,974
     3,700 SAP AG Preferred ..................................       1,527,666
     5,950 Schering AG .......................................         668,178
     1,850 SGL Carbon AG .....................................         221,208
    49,050 Siemens AG ........................................       3,032,515
       150 STRABAG AG+ .......................................          10,414
     2,750 Thyssen AG++ ......................................         598,550
    43,050 VEBA AG ...........................................       2,903,526
     2,306 Viag AG ...........................................       1,249,062
    13,370 Volkswagen AG+ ....................................       8,785,389
       750 Volkswagen AG Preferred ...........................         365,329
------------------------------------------------------------------------------
                                                                    88,756,947
------------------------------------------------------------------------------
 HONG KONG -- 1.9%
   132,208 Bank of East Asia Ltd. ............................         277,478
   337,000 Cathay Pacific Airways ............................         289,447
   226,000 Cheung Kong Holdings Ltd. .........................       1,583,532
   177,608 Chinese Estates Holdings ..........................          60,789
   245,000 CLP Holding Ltd. ..................................       1,272,069
    22,000 Dickson Concepts International Ltd. ...............          38,075
    65,000 Elec & Eltek International Holdings Ltd. ..........          18,679
     2,400 Genting International Ltd. ........................             648
    64,000 Giordano International Ltd. .......................          20,251
   122,000 Hang Lung Development Co. Ltd. ....................         178,844
   190,100 Hang Seng Bank Ltd. ...............................       1,798,492
    16,800 Hong Kong Aircraft Engineering Co. Ltd. ...........          35,910
   387,929 Hong Kong and China Gas Co. Ltd. ..................         696,443
   102,500 Hong Kong & Shanghai Hotels Ltd. ..................          88,036
     6,500 Hong Kong & Shanghai Hotels Ltd. Warrants, Expire
            12/10/98+ ........................................              46
 1,169,787 Hong Kong Telecommunications Ltd. .................       2,462,709
     6,159 Hong Kong Telecommunications Ltd. ADR .............         129,339
   397,000 Hopewell Holdings Ltd. ............................          87,680
   851,000 Hutchison Whampoa Ltd. ............................       6,017,725
    93,000 Hysan Development Co. Ltd. ........................         177,171
     3,650 Hysan Development Co. Ltd. Warrants, Expire
            4/30/98+ .........................................               4
       311 Jardine Matheson Holdings Ltd. ....................           1,455

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                        INTERNATIONAL EQUITY INVESTMENTS

  SHARES                         SECURITY                            VALUE

-------------------------------------------------------------------------------
 HONG KONG -- 1.9% (CONTINUED)
    45,300 Johnson Electric Holdings Ltd. ....................   $      160,897
    34,000 Kumagai Gumi (Hong Kong) Ltd. .....................           22,835
     5,000 Kumagai Gumi (Hong Kong) Ltd. Warrants, Expire
            6/30/98+ .........................................              138
     4,900 Melco International Development Ltd. ..............              936
    52,000 Miramar Hotel and Investment Ltd. .................           71,527
 1,585,864 New World Development Co. Ltd. ....................        5,847,777
       449 New World Infrastructure Ltd. .....................            1,188
   132,000 Oriental Press Group ..............................           34,097
     9,600 Oriental Press Group Warrants, Expire 10/2/98+ ....               22
    52,000 Peregrine Investment Holdings Ltd. ................           28,879
     4,200 Peregrine Investment Holdings Ltd. Warrants, Expire
            5/15/98+ .........................................                5
   360,800 Regal Hotels International ........................           56,385
   178,000 Shangri-La Asia Ltd. ..............................          159,780
   125,243 Shun Tak Holdings Ltd. ............................           30,410
   276,000 Sino Land Co.++ ...................................          131,895
   170,000 South China Morning Post Holdings Ltd.++ ..........          122,957
   235,000 Sun Hung Kai Properties Ltd. ......................        1,760,413
   155,000 Swire Pacific Ltd., Class A Shares ................          932,902
    41,000 Tai Cheung Holdings Ltd. ..........................           13,900
    38,000 Television Broadcasts Ltd. ........................          110,429
    22,000 Varitronix International Ltd. .....................           46,173
   227,000 Wharf Holdings Ltd.++ .............................          473,496
    21,068 Wing Lung Bank ....................................           92,516
-------------------------------------------------------------------------------
                                                                     25,334,379
-------------------------------------------------------------------------------
 HUNGARY -- 0.2%
    26,130 Gedeon Richter Ltd.++ .............................        2,857,840
-------------------------------------------------------------------------------
 IRELAND -- 0.2%
    77,191 Allied Irish Banks PLC ............................        1,005,214
     3,900 Clondalkin Group PLC ..............................           42,012
    34,599 CRH PLC ...........................................          424,614
     7,600 DCC PLC ...........................................           73,061
    19,420 Fyffes PLC ........................................           38,927
    11,764 Greencore Group PLC ...............................           58,872
    39,305 Independent Newspapers PLC ........................          249,223
     2,400 Irish Continental Group PLC .......................           42,544
    25,789 Irish Life PLC ....................................          201,149
     8,600 Irish Permanent PLC ...............................          121,257
     3,119 James Crean PLC ...................................            6,464
    99,399 Jefferson Smurfit Group PLC .......................          254,817
    14,900 Kerry Group PLC, Class A Shares ...................          184,891
    15,200 Ryanair Holdings PLC ..............................          113,997
    21,200 Tullow Oil PLC+ ...................................           56,371
    49,204 Waterford Foods PLC, Class A Shares ...............           75,146
-------------------------------------------------------------------------------
                                                                      2,948,559
-------------------------------------------------------------------------------
 ITALY -- 5.4%
    11,000 Arnoldo Mondadori Editore S.p.A. ++ ...............          118,098
    78,300 Assicurazioni Generali ............................        2,235,298
    78,300 Assicurazioni Generali Rights Expire 3/10/98+ .....          160,848
   159,000 Banca Commerciale Italiana ........................          725,938
   129,000 Banca Intesa S.p.A.++ .............................          590,770
    57,000 Banca Intesa S.p.A. di Risp NC#++ .................          130,439
    38,000 Banca Intesa S.p.A. di Risp NC Warrants, Expire
            5/31/02#+ ........................................                0
    86,000 Banca Intesa S.p.A. Warrants, Expire 5/31/02+ .....                0
    20,000 Banca Popolare di Milano ..........................          171,527

                       SEE NOTES TO FINANCIAL STATEMENTS.

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

  SHARES                         SECURITY                            VALUE

-------------------------------------------------------------------------------
 ITALY -- 5.4% (CONTINUED)
    16,520 Benetton Group S.p.A. .............................   $      307,643
    26,000 Bulgari S.p.A. ....................................          151,107
     9,000 Burgo Cartiere S.p.A. .............................           61,133
    15,000 Cementir S.p.A. ...................................           17,603
 4,048,041 Credito Italiano S.p.A.++ .........................       15,595,403
     3,000 Danieli & Co. .....................................           23,117
     3,000 Danieli & Co. di Risp NC# .........................           13,422
    56,000 Edison S.p.A. .....................................          381,417
   701,000 ENI S.p.A. ........................................        4,101,131
    11,000 Falck Acciaierie & Ferriere Lombarde S.p.A. .......           77,822
   324,200 Fiat S.p.A.++ .....................................        1,139,940
    70,000 Fiat S.p.A. di Risp NC ............................          146,497
    91,200 Fiat S.p.A. Preferred .............................          178,888
    30,000 Impregilo S.p.A. ..................................           28,835
    72,000 Istituto Bancario San Paolo di Torino++ ...........          842,860
    53,000 Istituto Mobiliare Italiano S.p.A.++ ..............          739,888
   352,000 Istituto Nazionale delle Assicurazioni ............          956,003
    15,000 Italcementi S.p.A.++ ..............................          141,998
     7,000 Italcementi S.p.A. di Risp NC# ....................           32,382
    61,000 Italgas S.p.A. ....................................          233,371
    18,600 La Rinascente S.p.A. ..............................          171,401
     3,000 La Rinascente S.p.A. di Risp NC# ..................           14,920
     2,000 La Rinascente S.p.A. Preferred ....................            7,879
    38,500 Magneti Marelli S.p.A.++ ..........................           84,037
     4,000 Marzotto & Figli S.p.A. ...........................           52,306
 2,440,868 Mediaset S.p.A.++ .................................       13,742,627
    43,000 Mediobanca S.p.A.+ ................................          443,757
     9,200 Milano Assicurazioni ..............................           34,610
    45,000 Montedison S.p.A. di Risp NC# .....................           33,923
   439,700 Montedison S.p.A. .................................          455,315
   231,868 Olivetti Group++ ..................................          228,699
    28,028 Olivetti S.p.A., Convertible Bond, 6.50% due
            9/30/02@..........................................                0
    28,028 Olivetti Warrants, Expire 8/31/02 .................                0
   130,000 Parmalat Finanziaria S.p.A. .......................          215,038
   129,000 Pirelli S.p.A. ....................................          358,787
     7,000 Pirelli S.p.A. di Risp NC# ........................           15,451
    29,000 Riunione Adriatica di Sicurta S.p.A. ..............          339,825
    11,800 Riunione Adriatica di Sicurta S.p.A. di Risp NC# ..          106,562
    17,000 Sirti S.p.A. ......................................           98,934
    55,000 Snia BPD S.p.A. ...................................           73,304
     5,000 Snia BPD S.p.A. di Risp NC# .......................            4,903
    11,000 Societa Assicuratrice Industriale S.p.A. ..........          158,473
     4,000 Societa Assicuratrice Industriale S.p.A. di Risp
            NC# ..............................................           26,075
 3,427,331 Telecom Italia S.p.A. .............................       23,322,593
    80,200 Telecom Italia S.p.A. di Risp NC# .................          388,040
   139,500 Telecom Italia Mobile S.p.A. di Risp NC# ..........          412,937
   573,500 Telecom Italia Mobile S.p.A. ......................        2,640,192
-------------------------------------------------------------------------------
                                                                     72,733,966
-------------------------------------------------------------------------------
 JAPAN -- 18.9%
    12,800 Acom Co. Ltd. .....................................          715,332
     7,900 Advantest Corp. ...................................          558,434
    57,000 Ajinomoto Co. Inc. ................................          563,999
    16,000 Alps Electric Co. Ltd. ............................          140,584
    23,000 Amada Co. Ltd. ....................................          107,781
     8,000 Amano Corp. .......................................           81,057
    33,000 Aoki Corp. ........................................           30,562
     6,400 Aoyama Trading Co. Ltd. ...........................          138,811

                       SEE NOTES TO FINANCIAL STATEMENTS.

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                        INTERNATIONAL EQUITY INVESTMENTS

 SHARES                          SECURITY                             VALUE

--------------------------------------------------------------------------------
 JAPAN -- 18.9% (CONTINUED)
   4,200 Arabian Oil Co. Ltd. ..................................  $       79,791
 203,000 Asahi Bank Ltd.++ .....................................       1,070,197
  40,000 Asahi Breweries Ltd. ..................................         535,106
 126,000 Asahi Chemical Industries Co. Ltd. ....................         562,526
 103,000 Ashi Glass Co. Ltd. ...................................         618,831
   8,000 Ashi Optical Co. Ltd. .................................          19,947
  54,000 Ashikaga Bank Ltd. ....................................         105,580
   3,300 Autobacs Seven Co. Ltd. ...............................         124,079
 407,600 Bank of Tokyo-Mitsubishi Ltd. .........................       5,775,381
  99,000 Bank of Yokohama Ltd. .................................         307,195
  70,000 Bridgestone Corp. .....................................       1,612,443
  21,000 Brother Industries Ltd. ...............................          57,183
 516,000 Canon Inc. ............................................      11,804,321
  24,000 Casio Computer Co. Ltd. ...............................         197,577
  68,000 Chiba Bank Ltd. .......................................         252,988
  50,000 Chichibu Onoda Cement Corp.++ .........................         108,446
  14,000 Chiyoda Corp. .........................................          33,689
  22,000 Chugai Pharmeceutical Co. Ltd.++ ......................         140,014
  28,000 Citizen Watch Co. Ltd. ................................         202,802
  55,000 Cosmo Oil Co. Ltd. ....................................         126,256
  14,000 Credit Saison Co. Ltd.++ ..............................         326,921
   5,600 CSK Corp. .............................................         135,201
  66,000 Dai Nippon Printing Co. Ltd. ..........................       1,123,248
  29,000 Daicel Chemical Industries Ltd. .......................          64,276
  34,000 Daido Steel Co. Ltd. ..................................          75,896
  62,000 Daiei Inc.++ ..........................................         292,012
   9,000 Daifuku Co. Ltd. ......................................          46,307
  24,000 Daiichi Pharmeceutical Co. Ltd. .......................         328,663
  23,000 Daikin Industries Ltd. ................................         115,609
  15,000 Daikyo Inc. ...........................................          27,784
  24,000 Daimaru Inc. ..........................................          75,041
  69,000 Dainippon Ink & Chemical Inc. .........................         207,551
  13,000 Dainippon Screen Manufacturing Co. Ltd. ...............          75,635
  12,425 Daito Trust Construction Co. Ltd. .....................         110,155
  46,000 Daiwa House Industry Co. Ltd. .........................         359,756
  12,000 Daiwa Kosho Lease Co. Ltd. ............................          56,993
 117,000 Daiwa Securities Co. Ltd. .............................         576,988
  37,000 Denki Kagaku Kogyo Kabushiki Kaisha ...................          70,877
 571,000 Denso Corp. ...........................................      11,661,363
     349 East Japan Railway Co. ................................       1,649,275
  25,000 Ebara Corp. ...........................................         290,904
  24,800 Eisai Co. Ltd. ........................................         433,847
  13,000 Ezaki Glico Co.++ .....................................          81,295
  20,900 Fanuc Ltd. ............................................         761,022
 253,000 Fuji Bank Ltd. ........................................       1,960,634
  45,000 Fuji Photo Film Co. ...................................       1,763,239
  30,000 Fujikura Ltd. .........................................         211,113
  35,000 Fujita Corp. ..........................................          40,172
  10,000 Fujita Kanko Inc. .....................................         104,488
 162,000 Fujitsu Ltd. ..........................................       1,820,945
  57,000 Furukawa Electric Co. Ltd. ............................         251,769
   6,000 Gakken Co. Ltd. .......................................          14,960
  45,000 Gunma Bank Ltd. .......................................         338,755
  19,000 Gunze Ltd. ............................................          53,843
  75,000 Hankyu Corp. ..........................................         349,679
  15,000 Hankyu Department Stores Inc. .........................         100,926
  34,000 Haseko Corp.+ .........................................          31,219

                       SEE NOTES TO FINANCIAL STATEMENTS.

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                        INTERNATIONAL EQUITY INVESTMENTS

 SHARES                          SECURITY                             VALUE

--------------------------------------------------------------------------------
 JAPAN -- 18.9% (CONTINUED)
  25,000 Hazama Corp. ..........................................  $       25,132
  22,000 Higo Bank .............................................         100,134
   3,500 Hirose Electric Co. Ltd. ..............................         184,239
 291,000 Hitachi Ltd. ..........................................       2,183,709
  88,000 Hitachi Zosen Corp. ...................................         200,617
   2,000 Hokuetsu Bank Ltd. ....................................           6,775
  60,000 Hokuriku Bank .........................................         108,287
  85,000 Honda Motor Co. Ltd. ..................................       2,940,315
  10,000 House Foods Industries ................................         140,109
  10,000 Hoya Corp. ............................................         265,178
  19,000 Inax Corp. ............................................          79,711
 222,200 Industrial Bank of Japan Ltd. .........................       1,829,240
  19,000 Isetan Co. Ltd. .......................................         142,879
  25,000 Ishihara Sangyo Kaisha Ltd.+ ..........................          44,328
 205,000 Ito-Yokado Co. Ltd. ...................................      11,196,864
 124,000 Itochu Corp. Ltd. .....................................         368,083
  18,000 Itoham Foods Inc. .....................................          80,645
  20,000 Iwatani International Corp. ...........................          49,869
  12,000 Jaccs Co. Ltd. ........................................          75,041
 155,000 Japan Airlines+++ .....................................         598,749
  96,000 Japan Energy Corp. ....................................         132,985
   8,000 Japan Metals & Chemicals ..............................          13,298
  29,000 Japan Steel Works Ltd.+ ...............................          38,795
   4,000 Jeol Ltd. .............................................          17,098
  14,000 JGC Corp ..............................................          36,238
  77,600 Joyo Bank .............................................         336,002
  28,000 Jusco Co.++ ...........................................         454,365
  84,000 Kajima Corp. ..........................................         309,190
   6,000 Kaken Pharmeceutical Co.++ ............................          21,990
  21,000 Kamigumi Co. Ltd. .....................................          95,915
  18,200 Kandenko Co. Ltd. .....................................         126,779
  40,000 Kanebo Ltd. ...........................................          45,594
  31,000 Kankeka Corp. .........................................         176,680
  85,500 Kansai Electric Power Co. .............................       1,468,653
  22,000 Kansai Paint Co. Ltd. .................................          60,429
  52,000 Kao Corp. .............................................         703,870
   5,000 Katokichi Co. Ltd. ....................................          66,492
 121,000 Kawasaki Heavy Industries Ltd. ........................         314,161
  46,000 Kawasaki Kisen Kaisha Ltd. ............................          73,917
 284,000 Kawasaki Steel Corp. ..................................         476,593
  44,930 Keihin Electric Express Railway Co. Ltd. ..............         160,045
  15,600 Kikkoman Corp. ........................................          98,665
  23,500 Kinden Corp. ..........................................         314,375
 141,940 Kinki Nippon Railway Ltd. .............................         780,877
  92,000 Kirin Brewery Co. Ltd. ................................         801,076
   5,300 Kissei Pharmeceutical Co. Ltd. ........................          83,068
  11,000 Kokuyo Co. ............................................         192,432
  88,000 Komatsu Ltd. ..........................................         420,042
   7,000 Komori Corp. ..........................................         123,565
   2,800 Konami Co. Ltd. .......................................          60,286
  31,000 Konica Corp. ..........................................         162,202
  17,000 Koyo Seiko Co. Ltd. ...................................          84,239
 123,000 Kubota Corp. ..........................................         354,405
  48,000 Kumagai Gumi Co. Ltd.++ ...............................          53,194
  21,000 Kurabo Industries .....................................          36,404
  30,000 Kuraray Co. Ltd. ......................................         263,595
  17,000 Kureha Chemicals Industry Co. Ltd. ....................          45,887

                       SEE NOTES TO FINANCIAL STATEMENTS.

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                        INTERNATIONAL EQUITY INVESTMENTS

 SHARES                          SECURITY                             VALUE

--------------------------------------------------------------------------------
 JAPAN -- 18.9% (CONTINUED)
  11,800 Kurita Water Industries Ltd. ..........................  $      171,867
  16,300 Kyocera Corp. .........................................         877,384
  39,000 Kyowa Hakko Kogyo .....................................         191,094
   7,000 Kyudenko Co. Ltd. .....................................          44,937
  27,000 Lion Corp. ............................................          97,886
   9,000 Maeda Road Construction Co. Ltd. ......................          53,289
   8,000 Makino Milling Machine ................................          56,360
  14,000 Makita Corp. ..........................................         161,798
 130,000 Marubeni Corp. ........................................         359,138
  24,000 Maruha Corp. ..........................................          34,196
  32,000 Marui Co. Ltd. ........................................         524,341
 184,000 Matsushita Electric Industrial Co. Ltd. ...............       2,679,965
     300 Matsuzakaya Ltd. ......................................           1,424
  23,000 Meiji Milk Products Co. Ltd. ..........................          69,183
  34,000 Meiji Seika ...........................................         130,531
  34,000 Minebea Co. Ltd. ......................................         376,790
  10,000 Misawa Homes Co. Ltd. .................................          37,599
 191,000 Mitsubishi Chemical Corp.++ ...........................         356,811
 137,000 Mitsubishi Corp. ......................................       1,042,167
 187,000 Mitsubishi Electric Corp. .............................         568,416
 113,000 Mitsubishi Estate Co. Ltd. ............................       1,261,220
  44,000 Mitsubishi Gas Chemical Co. ...........................         144,193
 295,000 Mitsubishi Heavy Industries Ltd. ......................       1,284,334
  15,000 Mitsubishi Logistics Corp. ............................         169,793
  99,000 Mitsubishi Materials Corp. ............................         225,694
  36,000 Mitsubishi Oil Co. Ltd. ...............................          74,661
  26,000 Mitsubishi Paper Mills ................................          55,774
  55,000 Mitsubishi Rayon Co. Ltd.++ ...........................         167,181
 114,000 Mitsubishi Trust & Banking Corp. ......................       1,344,573
 138,000 Mitsui & Co. ..........................................         885,917
  33,000 Mitsui Chemicals Inc. .................................          92,733
  65,000 Mitsui Engineering & Ship Building Co. Ltd. ...........          66,373
 680,000 Mitsui Fudosan Co. Ltd. ...............................       7,320,509
  63,000 Mitsui Marine & Fire Insurance Co. Ltd. ...............         351,080
  44,000 Mitsui Mining & Smellting++ ...........................         183,551
  97,000 Mitsui OSK Lines Ltd. .................................         178,904
  11,000 Mitsui Soko Co. Ltd. ..................................          41,011
 105,000 Mitsui Trust & Banking Corp.++ ........................         349,916
  42,000 Mitsukoshi Ltd.++ .....................................         151,270
   8,000 Mori Seiki Co. Ltd. ...................................          96,889
 189,000 Murata Manufacturing Co. Ltd. .........................       5,999,287
  28,000 Mycal Corp.++ .........................................         216,987
  12,000 Nagase & Co. ..........................................          46,544
  72,000 Nagoya Railroad Co. Ltd.++ ............................         253,051
   4,600 Namco Ltd. ............................................         111,058
  43,450 Nankai Electric Railway ...............................         196,046
 139,000 NEC Corp.++ ...........................................       1,551,412
  30,000 NGK Insulators Ltd. ...................................         284,967
  19,000 NGK Spark Plug Co. Ltd.++ .............................         137,314
  40,200 Nichido Fire & Marine Insurance Co. Ltd. ..............         245,342
  27,000 Nichirei Corp. ........................................          68,392
  26,000 Nihon Cement Co. Ltd. .................................          62,772
  26,000 Niigata Engineering Co. Ltd. ..........................          24,697
  32,000 Nikon Corp. ...........................................         311,564
  10,000 Nippon Beet Sugar Manufacturing Co. Ltd. ..............          20,185
  10,000 Nippon Cosmsys Corp. ..................................         121,902
   7,000 Nippon Denko Co. Ltd. .................................          10,250

                       SEE NOTES TO FINANCIAL STATEMENTS.

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                        INTERNATIONAL EQUITY INVESTMENTS

 SHARES                          SECURITY                             VALUE

--------------------------------------------------------------------------------
 JAPAN -- 18.9% (CONTINUED)
  94,000 Nippon Express Co. Ltd. ...............................  $      587,081
  51,000 Nippon Fire & Marine Insurance Ltd. ...................         201,852
  47,000 Nippon Light Metal Co. ................................          75,152
  20,000 Nippon Meat Packers Inc. ..............................         262,803
 107,000 Nippon Oil Co. Ltd.++ .................................         386,226
  83,000 Nippon Paper Industries Co. ...........................         422,457
  12,000 Nippon Sharyo Ltd. ....................................          40,655
  38,000 Nippon Sheet Glass Co. Ltd. ...........................          83,020
  22,000 Nippon Shinpan Co. ....................................          43,885
  17,000 Nippon Shokubai K.K. Co. ..............................          99,580
 602,000 Nippon Steel Co. ......................................       1,129,375
  23,000 Nippon Suisan Kaisha Ltd. .............................          38,051
   2,448 Nippon Telegraph & Telephone Corp. ....................      22,478,270
 103,000 Nippon Yusen Kabushiki Kaisha .........................         333,467
  22,000 Nishimatsu Construction Co. Ltd. ......................         113,369
 219,000 Nissan Motor Co. Ltd. .................................         951,721
  21,000 Nisshinbo Industries Inc. .............................         122,180
  12,000 Nissin Food Products Co. Ltd. .........................         249,821
  13,000 Nitto Denko Corp. .....................................         205,810
 308,000 NKK Corp. .............................................         363,270
  17,000 NOF Corp. .............................................          40,505
 780,000 Nomura Securities Co. Ltd. ............................      10,743,291
  13,000 Noritake Co. Ltd. .....................................          70,695
  49,000 NSK Ltd. ..............................................         191,997
  40,000 NTN Corp. .............................................         126,969
     162 NTT Data Corp.++ ......................................       7,860,840
  65,000 Obayashi Corp. ........................................         353,478
  64,320 Odakyu Electric Railway ...............................         277,482
  90,000 Oji Paper Co. .........................................         484,447
  10,000 Okamoto Industries Inc. ...............................          28,892
  11,000 Okuma Corp. ...........................................          45,974
  22,000 Okumura Corp. .........................................          97,696
  23,000 Olympus Optical Co. Ltd. ..............................         180,970
  23,000 Omron Corp. ...........................................         371,408
  15,000 Onward Kashiyama Co. Ltd.++ ...........................         213,725
  27,000 Orient Corp. ..........................................          75,017
   5,700 Orix Corp. ............................................         415,103
 221,000 Osaka Gas Co. Ltd.+ ...................................         491,577
   2,700 Oyo Corp. .............................................          41,890
  28,000 Penta-Ocean Construction Co. ..........................          61,838
 633,000 Pioneer Electronic Corp. ..............................      11,173,829
  13,000 QP Corp. ..............................................          85,514
  22,000 Renown Inc.+ ..........................................          22,987
  52,000 Rohm Co. Ltd. .........................................       5,145,254
 299,000 Sakura Bank Ltd.++ ....................................       1,249,679
  13,000 Sanden Corp. ..........................................          69,563
  20,000 Sankyo Aluminum Industry Co. ..........................          27,705
  40,000 Sankyo Co. Ltd. .......................................       1,073,379
   7,000 Sanrio Co. Ltd.+ ......................................          53,138
  21,000 Sanwa Shutter Corp. ...................................         128,829
 170,000 Sanyo Electric Co. Ltd. ...............................         457,531
  30,000 Sapporo Breweries Ltd. ................................         135,359
  21,000 Sato Kogyo Co. Ltd.++ .................................          25,100
  10,000 Secom Co. Ltd. ........................................         622,971
   8,800 Sega Enterprises Ltd. .................................         168,574
  12,000 Seino Transportation Co. Ltd. .........................          71,621
  18,000 Seiyu Ltd. ............................................          62,835

                       SEE NOTES TO FINANCIAL STATEMENTS.

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                        INTERNATIONAL EQUITY INVESTMENTS

  SHARES                          SECURITY                            VALUE

--------------------------------------------------------------------------------
 JAPAN -- 18.9% (CONTINUED)
    48,000 Sekisui Chemical Co. Ltd. ...........................  $      305,105
    62,000 Sekisui House Ltd. ..................................         488,324
       400 Seven-Eleven Japan Co. Ltd. .........................          27,926
    33,000 Seventy-Seventh Bank++ ..............................         300,403
    98,000 Sharp Corp. .........................................         766,437
     4,000 Shimachu Co. Ltd.+ ..................................          77,257
    12,000 Shimano Inc. ........................................         246,972
    69,000 Shimizu Corp.++ .....................................         274,186
   142,000 Shin-Etsu Chemical Co. Ltd. .........................       3,124,831
    31,000 Shionogi & Co. Ltd. .................................         160,484
    36,000 Shiseido Co. Ltd. ...................................         453,099
    70,000 Shizuoka Bank Ltd. ..................................         781,287
     9,000 Shokusan Jutaku Sogo Co. Ltd.+ ......................           7,765
    91,000 Showa Denko K.K. ....................................         122,457
     9,000 Skylark Co. Ltd. ....................................         100,451
     5,600 SMC Corp++ ..........................................         487,611
    25,000 Snow Brand Milk Products Co. Ltd. ...................          86,875
   232,100 Sony Corp. ..........................................      20,944,667
   274,000 Sumitomo Bank Ltd. ..................................       3,253,383
   142,000 Sumitomo Chemical Co. ...............................         439,499
    93,000 Sumitomo Corp. ......................................         646,354
    63,000 Sumitomo Electric Industries ........................         917,596
    14,000 Sumitomo Forestry Co. Ltd. ..........................          81,785
    51,000 Sumitomo Heavy Industries Ltd. ......................         181,667
    59,000 Sumitomo Marine & Fire ..............................         371,289
   275,000 Sumitomo Metal Industries ...........................         487,611
    50,000 Sumitomo Metal Mining Co. ...........................         217,288
    36,000 Sumitomo Osaka Cement Co. Ltd. ......................          61,838
 1,231,000 Sumitomo Realty & Development Co. Ltd. ..............       8,136,507
    89,000 Taisei Corp.++ ......................................         267,711
    30,000 Taisho Pharmeceutical Co. ...........................         705,295
     9,000 Taiyo Yuden Co. Ltd. ................................          96,176
    17,000 Takara Shuzo Co. Ltd. ...............................          79,395
    13,000 Takara Standard Co. Ltd. ............................          83,456
    27,000 Takashimaya Co. Ltd. ................................         230,824
    77,000 Takeda Chemical Industries ..........................       2,133,301
     7,000 Takuma Co. Ltd. .....................................          61,505
    85,000 Teijin Ltd. .........................................         260,389
    21,000 Teikoku Oil Co. Ltd. ................................          69,650
    15,000 Toa Corp. ...........................................          31,346
    75,000 Tobu Railway Co. Ltd. ...............................         264,782
    12,000 Toei Co. ............................................          53,478
     1,600 Toho Co. Ltd. .......................................         200,110
    43,900 Tohoku Electric Power Co. ...........................         639,404
   177,000 Tokai Bank++ ........................................       1,252,576
   135,000 Tokio Marine & Fire Insurance Co. ...................       1,528,140
    15,000 Tokyo Broadcasting System Inc. ......................         193,540
    13,000 Tokyo Dome Corp. ....................................         105,992
   118,100 Tokyo Electric Power Co. ............................       2,224,950
    15,000 Tokyo Electron Ltd. .................................         539,064
   245,000 Tokyo Gas Co. Ltd. ..................................         539,143
    12,200 Tokyo Steel Manufacturing Co. Ltd. ..................          56,012
     8,000 Tokyo Style Co.++ ...................................          82,324
    18,000 Tokyo Tatemono Co. Ltd. .............................          52,861
    23,000 Tokyo Tokeiba Co. Ltd. ..............................          41,510
    96,000 Tokyu Corp. .........................................         422,512
    61,000 Toppan Printing Co. Ltd. ............................         719,464

                       SEE NOTES TO FINANCIAL STATEMENTS.

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                        INTERNATIONAL EQUITY INVESTMENTS

 SHARES                          SECURITY                             VALUE

--------------------------------------------------------------------------------
 JAPAN -- 18.9% (CONTINUED)
 122,000 Toray Industries Inc. .................................  $      656,692
  52,000 Tosoh Corp. ...........................................         117,311
  19,000 Tostem Corp. ..........................................         264,703
  32,000 Toto Ltd. .............................................         240,639
  14,000 Toyo Engineering ......................................          23,161
   4,000 Toyo Exterior Co. Ltd .................................          36,729
  19,000 Toyo Seikan Kaisha Ltd. ...............................         311,327
  54,000 Toyobo Ltd. ...........................................          90,619
  25,000 Toyoda Automatic Loom Works Ltd.++ ....................         465,051
 332,000 Toyota Motor Corp. ....................................       9,171,851
   2,000 Trans Cosmos Inc. .....................................          42,270
   6,000 Tsugami Corp. .........................................           8,121
  15,000 Tsumakimoto Chain Co. .................................          52,600
  73,000 UBE Industries Ltd. ...................................         130,594
   6,000 The Uni-Charm Corp. ...................................         213,725
   4,000 Uniden Corp.++ ........................................          42,111
  37,000 Unitika Ltd. ..........................................          43,932
  17,000 Uny Co. Ltd. ..........................................         259,716
  12,000 Wacoal Corp. ..........................................         131,356
  17,000 Yamaguchi Bank Ltd. ...................................         209,926
  18,000 Yamaha Corp. ..........................................         199,477
 106,000 Yamaichi Securities Co. Ltd. ..........................           3,356
  29,000 Yamanouchi Pharmeceutical Co. Ltd. ....................         704,741
  34,000 Yamato Transport Co. Ltd.++ ...........................         427,926
  19,000 Yamazaki Baking Co. Ltd. ..............................         213,567
  96,000 Yasuda Trust & Banking++ ..............................         193,778
  23,000 Yokogawa Electric Corp. ...............................         144,739
--------------------------------------------------------------------------------
                                                                     255,446,689
--------------------------------------------------------------------------------
 MALAYSIA -- 0.5%
   9,000 Aluminium Co. of Malaysia Berhad+ .....................           2,938
  33,000 AMMB Holdings Berhad ..................................          40,767
 105,000 Amsteel Corp. Berhad ..................................          27,142
  15,000 Antah Holdings Berhad .................................           5,551
  13,000 Aokam Perdana Berhad+ .................................           3,484
  71,000 Berjaya Group Berhad ..................................          26,661
  56,000 Berjaya Land Berhad ...................................          54,247
  79,200 Commerce Asset Holdings Berhad ........................          68,532
  19,000 Edaran Otomobil Nasional Berhad .......................          41,360
  47,000 Ekran Berhad+ .........................................          18,800
     200 Genting Berhad ........................................             663
 128,000 Golden Hope Plantation Berhad .........................         170,666
  10,000 Golden Plus Holdings Berhad ...........................           5,442
  25,000 Guinness Anchor Berhad ................................          39,455
  77,000 Highlands & Lowlands Berhad ...........................          85,066
  20,400 Hong Leong Industries Berhad ..........................          22,981
  58,000 Hong Leong Properties Berhad ..........................          20,359
  21,000 Hume Industries Berhad ................................          24,342
  47,000 Idris Hydraulic Berhad+ ...............................          16,753
  31,000 IGB Corp. Berhad ......................................          13,243
  70,000 IOI Corp. Berhad ......................................          59,428
  21,000 Jaya Tiasa Holdings Berhad ............................          35,142
  21,000 Johan Holdings Berhad .................................           7,085
  31,000 Kedah Cement Holdings Berhad ..........................          11,472
   8,000 Kelanamas Industries Berhad+ ..........................           2,503
  30,000 Kemayam Corp. Berhad+ .................................           9,959
  10,000 Kian Joo Can Factory Berhad ...........................          17,414

                       SEE NOTES TO FINANCIAL STATEMENTS.

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                        INTERNATIONAL EQUITY INVESTMENTS

 SHARES                          SECURITY                             VALUE

--------------------------------------------------------------------------------
 MALAYSIA -- 0.5% (CONTINUED)
  91,000 Kuala Lumpor Kepong Berhad ............................  $      221,619
  40,000 Land & General Berhad .................................          16,326
  35,000 Landmarks Berhad ......................................          12,000
  36,000 Leader Universal Holdings Berhad ......................          22,628
 191,500 Magnum Corp. Berhad ...................................         161,537
  98,000 Malaysian Airline System Berhad .......................         113,066
 146,000 Malayan Banking Berhad ................................         568,108
  35,000 Malayan Cement Berhad .................................          20,476
  85,000 Malayan Mining Corp. Berhad ...........................          53,197
  13,500 Malayawata Steel Berhad ...............................           5,877
     400 Malaysian Helicopter Services Berhad ..................             115
 102,000 Malaysian International Shipping Berhad ...............         188,734
  18,000 Malaysian Mosiacs Berhad ..............................           9,306
  12,000 Malaysian Oxygen Berhad ...............................          34,612
  27,000 Malaysian Pacific Industries Berhad ...................          80,816
  87,000 Malaysian Resources Corp. Berhad ......................          58,946
 151,200 Malaysian United Industries Berhad ....................          41,142
  65,000 MBF Capital Berhad ....................................          30,952
  66,000 Metroplex Berhad ......................................          23,167
  78,750 Mulpha International Berhad ...........................          21,214
  64,000 Multi-Purpose Holdings Berhad .........................          31,346
  23,000 Mycon Berhad ..........................................           6,759
  30,000 Nestle Malaysia Berhad ................................         161,632
  15,000 New Straits Times Press Berhad ........................          23,265
  27,200 Oriental Holdings Berhad ..............................          55,510
  10,000 Palmco Holdings Berhad ................................           3,374
  55,000 Pan-Malaysian Cement Works Berhad .....................          20,054
  31,000 Perlis Plantations Berhad .............................          51,455
  45,000 Perusahaan Otomobil Nasional Berhad ...................          85,102
  13,000 Petaling Garden Berhad ................................           9,551
  14,000 Pilecon Engineering Berhad ............................           6,552
  49,000 Promet Berhad+ ........................................          12,000
 266,533 Public Bank Berhad ....................................         159,557
  35,000 Rashid Hussain Berhad .................................          55,238
 139,000 Resorts World Berhad ..................................         302,585
 212,000 RHB Capital Berhad ....................................         200,751
  22,000 R.J. Reynolds Berhad ..................................          42,802
  36,000 Rothmans of Pall Mall Malaysia Berhad .................         320,816
  23,000 Selangor Properties Berhad ............................           9,325
  25,000 Shell Refining Co. Malaysia Berhad ....................          44,897
   3,675 Silverstone Berhad+ ...................................               0
 297,000 Sime Darby Berhad .....................................         387,918
  35,200 Sungei Way Holdings Berhad ............................          14,846
  51,000 TA Enterprise Berhad+ .................................          19,428
  56,000 Tan Chong Motor Holdings Berhad .......................          39,771
  63,000 Technology Resources Industries Berhad ................          65,485
 382,000 Telekom Malaysia Berhad ...............................       1,299,319
 395,000 Tenaga Nasional Berhad ................................       1,042,585
  68,000 Time Engineering Berhad ...............................          38,857
  22,000 UMW Holdings Berhad ...................................          28,734
  72,000 UTD Engineers Malaysia Ltd. Berhad ....................          87,379
 159,500 YTL Corp. Berhad ......................................         275,598
--------------------------------------------------------------------------------
                                                                       7,417,784
--------------------------------------------------------------------------------
 MEXICO -- 0.6%
 151,700 Telefonos de Mexico S.A. ADR, Class L Series ..........       7,689,293
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

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                        INTERNATIONAL EQUITY INVESTMENTS

 SHARES                         SECURITY                             VALUE

-------------------------------------------------------------------------------
 NETHERLANDS -- 8.5%
 177,425 ABN AMRO Holding NV .................................   $    3,935,265
   8,973 Akzo Nobel  NV.......................................        1,820,551
   4,417 ASR Verzekeringsgroep NV ............................          315,053
  83,883 Elsevier NV .........................................        1,577,749
  10,775 Getronics NV ........................................          427,967
   6,315 Heineken NV .........................................        1,171,741
   4,166 Hollandsche Beton Groep NV ..........................           84,667
   4,244 Koninklijke Hoogovens NV ............................          206,715
   3,086 IHC Caland NV .......................................          178,957
 329,468 ING Groep NV ........................................       17,431,913
   9,271 KLM Royal Dutch Air Lines NV ........................          335,620
  65,088 Koninklijke Ahold NV ................................        1,990,575
   2,875 Koninklijke Nedlloyd Groep NV .......................           66,997
   3,380 Koninklijke Pakhoed NV ..............................          112,617
  13,083 NV Koninklijke KNP BT ...............................          348,982
 442,027 Royal PTT Nederland NV ..............................       22,242,796
   4,328 Oce NV ..............................................          582,944
 146,364 Philips Electronic NV ...............................       11,369,326
 461,583 Royal Dutch Petroleum Co.  ..........................       25,233,835
   3,851 Stork NV ............................................          150,510
 583,630 VNU-Verenigde Nederlandse Uitgeversbedrijven Verenigd
          Bezit ..............................................       18,362,290
  80,577 Unilever NV .........................................        5,184,420
   8,600 Wolters Kluwer NV ...................................        1,328,086
-------------------------------------------------------------------------------
                                                                    114,459,576
-------------------------------------------------------------------------------
 NEW ZEALAND -- 0.1%
 240,000 Brierley Investments Ltd. ...........................          163,337
 155,100 Carter Holt Harvey Ltd. .............................          237,502
   3,200 Ceramco Corp. Ltd ...................................            2,346
   7,800 Fisher & Paykel Industries Ltd. .....................           25,398
  30,275 Fletcher Challenge Building++........................           72,292
  30,275 Fletcher Challenge Energy++..........................          111,014
  59,450 Fletcher Challenge Paper ............................           80,222
  72,601 Fletcher Challenge Forests Division++................           54,095
  49,100 Lion Nathan Ltd. ....................................          121,565
 161,500 Telecom Corp. of New Zealand Ltd. ...................          776,966
-------------------------------------------------------------------------------
                                                                      1,644,737
-------------------------------------------------------------------------------
 NORWAY -- 0.3%
   5,100 Aker RGI ASA, Class A Shares ........................           79,171
   1,260 Aker RGI ASA, Class B Shares ........................           17,728
   3,700 ASK ASA .............................................           37,395
   4,800 Bergesen d.y. ASA, Class A Shares ...................           99,564
   2,100 Bergesen d.y. ASA, Class B Shares ...................           43,281
     141 Bona Shipholding Ltd. ...............................            1,304
  50,300 Christiania Bank Og Kreditkasse ASA .................          214,650
  63,300 Den Norske Bank ASA .................................          348,739
   2,300 Dyno Industrier ASA .................................           36,160
   4,500 Elkem ASA ...........................................           57,669
   6,200 Hafslund ASA, Class A Shares ........................           34,403
   2,700 Hafslund ASA, Class B Shares ........................           12,306
   1,400 Helikopter Services Group ASA .......................           14,797
     900 Kvaerner ASA, Class A Shares ........................           30,202
   3,100 Kvaerner ASA, Class B Shares ........................          112,630
   2,700 Leif Hoegh & Co. ASA ................................           42,449
   1,500 Merkantildata ASA ...................................           69,857
  17,111 NCL Holding ASA+ ....................................           64,429

                       SEE NOTES TO FINANCIAL STATEMENTS.

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                        INTERNATIONAL EQUITY INVESTMENTS

 SHARES                         SECURITY                            VALUE

------------------------------------------------------------------------------
 NORWAY -- 0.3% (CONTINUED)
  22,600 Norsk Hydro ASA .....................................  $      988,320
   2,400 Norske Skogindustrier ASA, Class A Shares++..........          73,246
     400 Norske Skogindustrier ASA, Class B Shares ...........          11,467
   3,578 Nycomed Amersham, Class A Shares+ ...................         134,251
   2,472 Nycomed Amersham, Class B Shares+ ...................          89,813
   3,600 Orkla ASA, Class A Shares ...........................         348,632
     800 Orkla ASA, Class B Shares ...........................          69,124
   3,600 Petroleum Geo-Services ASA+ .........................         203,091
   4,600 Sas Norge ASA, Class B Shares .......................          66,547
   6,800 Schibsted ASA .......................................         109,155
   2,700 Smedvig ASA, Class A Shares .........................          56,004
  25,200 Storebrand ASA+......................................         196,432
   4,000 Tomra Systems ASA ...................................          99,352
   1,300 Unitor ASA ..........................................          16,230
------------------------------------------------------------------------------
                                                                     3,778,398
------------------------------------------------------------------------------
 PORTUGAL -- 0.3%
  14,700 Banco Comercial Portugues S.A. Registered Shares ....         487,507
   8,500 Banco Espirito Santo e Comercial de Lisboa S.A.
          Registered Shares ..................................         345,343
   5,900 Banco Totta & Acores S.A. Registered Shares .........         163,690
   7,600 BPI-SGPS S.A. Registered Shares .....................         272,823
   5,700 Brisa ...............................................         259,223
   8,200 Cimpor-Cimentos de Portugal S.A. ....................         237,431
     300 CIN-Corparacao Industrial do Norte S.A. .............          24,138
   1,100 Colep-companhia Port ................................          15,901
   1,300 Corticeira Amorim S.A. ..............................          19,800
  35,500 EDP-Electricidade de Portugal S.A. ..................         752,778
   1,400 Engil ...............................................          16,395
   1,800 INAPA-Investimentos Participacoes e Gestao S.A. .....          21,457
   6,750 Jeronimo Martins, SGPS, SA ..........................         233,119
   8,500 Portucel Industrial-Empresa Produtora de Celulose
          S.A. ...............................................          64,503
  18,600 Portugal Telecom S.A. Registered Shares .............         976,023
   1,800 Seguros .............................................          51,334
   1,300 Somague, SGPS, SA ...................................          14,273
   3,800 Sonae Investimentos-Sociedade Gestora de
          Participacoes Sociais S.A. .........................         171,077
   1,900 UNICER-Uniao Cervejeira S.A. ........................          31,342
------------------------------------------------------------------------------
                                                                     4,158,157
------------------------------------------------------------------------------
 SINGAPORE -- 0.5%
  26,666 Asia Food & Properties Ltd. .........................           7,066
   2,000 Asia Food & Properties Ltd. Warrants, Expire
          7/12/02+............................................             280
  15,000 Chun Hup Holdings Ltd. ..............................           4,580
 101,000 City Development Ltd. ...............................         457,958
  42,000 Comfort Group Ltd. ..................................          20,339
  11,000 Creative Technology Ltd.+ ...........................         261,937
  30,000 Cycle & Carriage Ltd. ...............................         133,251
 129,000 DBS Land Ltd. .......................................         199,747
  61,000 Development Bank of Singapore Ltd. ..................         477,914
  27,000 First Capital Corp. Ltd. ............................          27,316
  38,200 Fraser & Neave Ltd. .................................         167,316
  30,000 Goldtron Ltd. .......................................           6,199
   6,000 Goldtron Ltd. Preferred Shares ......................           1,258
  29,000 Hai Sun Hup Group Ltd. ..............................          11,807
  12,000 Haw Par Corp. Ltd ...................................          13,769
  37,000 Hotel Properties Ltd.++ .............................          23,966
  15,000 Inchape Marketing Services Ltd. .....................           3,793
  36,000 Inchcape Motors Ltd. ................................          54,410

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                        INTERNATIONAL EQUITY INVESTMENTS

 SHARES                          SECURITY                             VALUE

--------------------------------------------------------------------------------
 SINGAPORE -- 0.5% (CONTINUED)
  94,800 Intergrated Processor & Communications Corp. ..........  $       12,573
   7,000 Jurong Shipyards Ltd. .................................          32,819
  97,250 Keppel Corp. Ltd. .....................................         279,571
   8,000 Low Keng Huat Ltd. ....................................           1,135
  26,400 Lum Chang Holdings Ltd. ...............................           9,853
   7,000 Metro Holdings Ltd. ...................................           9,586
  30,000 Natsteel Ltd. .........................................          41,455
  65,000 Neptune Orient Lines Ltd. .............................          30,475
 121,498 Overseas-Chinese Banking Corp. Ltd. ...................         723,291
  11,000 Overseas Union Enterprise Ltd. ........................          26,872
  41,000 Parkway Holdings Ltd. .................................          88,019
   3,000 Prima Ltd. ............................................           5,700
   4,800 Robinson & Co. Ltd. ...................................          17,322
  20,000 Sembawang Corp. Ltd. ..................................          41,949
   9,000 Sembawang Marine and Logistics ........................          11,603
  11,000 Shanghi-La Hotel Ltd. .................................          18,186
 107,000 Singapore Airlines Ltd. ...............................         792,103
  32,000 Singapore Press Holdings Ltd. .........................         457,988
  87,000 Singapore Technologies Industrial Corp. ...............          76,748
 778,000 Singapore Telecommunications Ltd.++....................       1,593,436
   2,400 Star Cruises Public Co. Ltd.+ .........................               0
  27,000 Straits Trading Co. Ltd. ..............................          29,648
 122,000 United Industrial Corp. Ltd. ..........................          49,296
 108,000 United Overseas Bank Ltd. .............................         586,304
  53,000 United Overseas Land Ltd. .............................          47,082
   9,000 Van Der Horst Ltd. ....................................           4,469
--------------------------------------------------------------------------------
                                                                       6,860,389
--------------------------------------------------------------------------------
 SPAIN -- 3.1%
   1,000 Acerinox S.A. .........................................         150,180
  10,700 Corporation Bancaria de Espana S.A. ...................         796,169
  20,811 Autopistas Concesionaria Espanola S.A. ................         312,134
  59,050 Banco Bilboa Vizcaya S.A. .............................       2,695,331
  28,600 Banco Central Hispanoamericano S.A. ...................         888,556
 219,761 Banco Santander S.A. ..................................      10,159,388
   1,200 Corporation Financiera Alba S.A. ......................         155,828
   5,300 Corporacion Mapfre ....................................         154,510
   4,450 Dragados & Construcciones S.A. ........................         121,351
   3,750 Ebro Agricolas, Compania de Alimentacion S.A. .........          76,088
   1,950 El Aguila S.A.+ .......................................          14,180
   1,650 Empresa Nacional de Celulosas S.A. ....................          23,033
  90,800 Endesa S.A. ...........................................       2,004,480
  11,200 Ercros S.A.+ ..........................................          14,035
   5,200 Fomento de Construcciones y Contratas S.A. ............         222,835
  13,050 GAS Natural SDG S.A. ..................................         579,566
  78,750 Iberdrola S.A.+ .......................................       1,137,673
   1,837 Inmobiliaria Metropolitana Vasco Central S.A. .........          88,739
   3,200 Inmobiliaria Urbis S.A.+ ..............................          41,242
     550 Portland Valderrivas S.A. .............................          55,815
   4,650 Prosegur, CIA de Seguridad S.A. .......................          51,779
  26,200 Repsol S.A.++..........................................       1,166,977
   4,850 Sarrio S.A. ...........................................          20,941
   3,809 Sociedade General de Aguas de Barcelona S.A. ..........         175,592
   3,200 Tabacalera S.A. Class A ...............................         323,085
 574,546 Telefonica de Espana ..................................      19,734,105
  25,400 Union Electrica Fenosa S.A. ...........................         314,995
   4,100 Uralita S.A. ..........................................          48,582

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                        INTERNATIONAL EQUITY INVESTMENTS

 SHARES                         SECURITY                            VALUE

------------------------------------------------------------------------------
 SPAIN -- 3.1% (CONTINUED)
   3,350 Vallehermos S.A. ....................................  $      106,145
   1,800 Viscofan Industria Navarra De Envolturas Celulosicas
          S.A. ...............................................          58,202
   4,730 Zardoya-Otis S.A. ...................................         131,137
------------------------------------------------------------------------------
                                                                    41,822,673
------------------------------------------------------------------------------
 SWEDEN -- 1.3%
  60,700 ABB AB, Class A Shares ..............................         761,934
  23,000 ABB AB, Class B Shares++.............................         285,833
  11,800 AGA, Class A Shares..................................         162,120
  10,300 AGA, Class B Shares .................................         129,933
 121,401 Astra AB, Class A Shares++...........................       2,448,823
  27,733 Astra AB, Class B Shares ............................         542,105
  10,400 Atlas Copco AB, Class A Shares++.....................         289,668
   5,500 Atlas Copco AB, Class B Shares ......................         152,846
   4,100 Autoliv AB ..........................................         126,587
   3,870 Diligentia AB .......................................          57,278
   6,600 Electrolux AB, Class B Shares .......................         502,847
   1,400 Esselte AB, Class A Shares ..........................          26,403
   1,100 Esselte AB, Class B Shares ..........................          22,463
   1,660 Fastighets AB Nackebro ..............................          24,569
  32,300 ForeningsSparbaken AB+ ..............................         992,431
   2,850 Granges AB ..........................................          49,123
  18,800 Hennes & Mauritz AB, Class B Shares .................         887,589
   8,900 Netcom Systems AB, Class B Shares....................         220,654
   2,600 Om Gruppen AB .......................................         117,555
  17,500 Sandvik AB, Class A Shares ..........................         493,979
   6,400 Sandvik AB, Class B Shares ..........................         179,056
   4,800 Scancem AB, Class A Shares ..........................         191,846
   6,600 Securities AB, Class B Shares .......................         199,902
   9,300 Skandia Forsakrings AB ..............................         525,029
  54,200 Skandinaviska Enskilda Banken, Class A Shares .......         775,117
  10,700 Skanska AB, Class B Shares ..........................         483,787
   3,700 SKF AB, Class A Shares ..............................          72,554
   5,800 SKF AB, Class B Shares ..............................         119,891
  23,800 Stora Kopparbergs Bergslags Aktiebolag, Class A
          Shares++............................................         346,310
   4,500 Stora Kopparbergs Bergslags Aktiebolag, Class B
          Shares .............................................          64,916
  17,900 Svenska Cellulosa AB, Class B Shares ................         406,899
  19,700 Svenska Handelsbanken, Class A Shares ...............         842,732
   1,600 Svenska Handelsbanken, Class B Shares ...............          64,148
   8,600 Svenskt Stal AB, Class A Shares .....................         161,121
   3,200 Svenskt Stal AB, Class B Shares .....................          59,952
  36,000 Swedish Match AB ....................................         115,557
  88,700 Telefonaktiebolaget LM Ericsson, Class B Shares .....       4,032,623
  10,700 Trelleborg AB, Class B Shares .......................         151,016
  12,100 Volvo AB, Class A Shares ............................         321,904
  27,400 Volvo AB, Class B Shares ............................         740,919
   6,800 Wm-Data AB, Class B Shares ..........................         158,822
------------------------------------------------------------------------------
                                                                    18,308,841
------------------------------------------------------------------------------
 SWITZERLAND -- 8.7%
   1,018 ABB AG Bearer Shares ................................       1,387,298
     610 ABB AG Registered Shares ............................         163,763
   2,066 Adecco S.A. .........................................         667,972
     250 Alusuisse-Lonza Holding AG Bearer Shares++...........         286,862
     510 Alusuisse-Lonza Holding AG Registered Shares ........         589,022
  33,380 Credit Suisse Group Registered Shares ...............       6,027,323
     310 Danzas Holding AG ...................................          68,121

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                        INTERNATIONAL EQUITY INVESTMENTS

  SHARES                         SECURITY                            VALUE

-------------------------------------------------------------------------------
 SWITZERLAND -- 8.7% (CONTINUED)
       140 Distefora Holding AG ..............................   $        1,936
       185 Forbo Holding AG Registered Shares ................           83,953
        70 Georg Fischer AG Bearer Shares ....................          117,811
        30 Georg Fischer AG Registered Shares ................            9,607
       886 Holderbank Financiere Glarus AG, Class B Shares ...          863,300
        55 Jelmoli Holding AG Bearer Shares ..................           53,890
        90 Jelmoli Holding AG Registered Shares ..............           17,661
        40 Kuoni Reisen AG Registered (Cat B) ................          163,259
        55 Moevenpick Holding AG Bearer Shares ...............           21,361
        35 Moevenpick Holding AG Participating Certificates ..           12,520
    12,872 Nestle SA Registered Shares .......................       22,540,909
       819 Novartis AG Bearer ................................        1,493,352
    16,767 Novartis AG Registered ............................       30,584,122
       200 Roche Holding AG Bearer Shares ....................        3,543,199
     2,665 Roche Holding AG Genusss ..........................       31,196,987
       285 Sairgroup+.........................................          380,621
       165 Schindler Holding AG Participating Certificates ...          211,365
     1,835 Schweizerische Rueckversicherungs-Gesellschaft
            Registered Shares ................................        3,867,303
     9,735 Schweizerischer Bankerein Registered Shares .......        3,256,939
       190 SGS Societe General de Surveillance Holding S.A.,
            Class B Shares ...................................          349,550
       250 Sika Finanz AG Bearer Shares ......................           85,854
       450 SMH AG Bearer Shares ..............................          282,706
     1,875 SMH AG Registered Shares ..........................          269,253
       450 Sulzer AG Registered Shares .......................          349,550
     3,220 Union Bank of Switzerland Bearer Shares ...........        5,015,617
       430 Valora Holdings AG ................................           98,592
     5,890 Zurich Versicherungs Gesellschaft Registered
            Shares ...........................................        3,210,684
-------------------------------------------------------------------------------
                                                                    117,272,262
-------------------------------------------------------------------------------
 UNITED KINGDOM -- 18.4%
   122,100 Abbey National PLC ................................        2,500,903
    12,100 AMEC PLC ..........................................           27,792
     3,029 Amstrad PLC .......................................            1,920
    21,300 Anglian Water PLC .................................          295,292
    22,506 Argos PLC .........................................          225,307
    64,900 Arjo Wiggins Appleton PLC .........................          176,849
 6,051,833 Asda Group PLC ....................................       20,252,491
    78,000 Associated British Foods PLC ......................          814,225
   132,200 Barclays PLC ......................................        3,952,831
    18,300 Barratt Developments PLC ..........................           84,667
    68,482 Bass PLC ..........................................        1,146,724
    76,700 Bass PLC, Class B Shares+ .........................          123,760
   274,732 B.A.T. Industries PLC .............................        2,747,998
    32,700 BBA Group PLC .....................................          233,129
   337,147 BG PLC ............................................        1,687,539
    33,136 The BICC Group ....................................           71,198
    64,200 Blue Circle Industries PLC ........................          373,667
   579,444 BOC Group PLC .....................................        9,192,298
    78,900 Boots Co. PLC .....................................        1,185,416
    15,300 Bowthorpe PLC .....................................          100,891
    39,900 BPB PLC ...........................................          215,808
   536,657 British Aerospace PLC .............................       16,832,659
    89,900 British Airways PLC ...............................          850,375
    41,200 British Land Co. PLC ..............................          506,054
 1,327,022 British Petroleum Co. PLC .........................       18,255,155
   148,800 British Sky Broadcasting Group PLC ................          962,845
   176,700 British Steel PLC .................................          424,039

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                        INTERNATIONAL EQUITY INVESTMENTS

  SHARES                          SECURITY                            VALUE

--------------------------------------------------------------------------------
 UNITED KINGDOM -- 18.4% (CONTINUED)
   551,300 British Telecommunications PLC ......................  $    5,552,939
   354,400 BTR PLC .............................................         939,464
    18,300 Burmah Castrol PLC ..................................         315,771
   197,226 Cable & Wireless PLC ................................       2,165,962
    86,800 Cadbury Schweppes PLC ...............................       1,106,884
    42,660 Caradon PLC .........................................         140,479
    50,350 Carlton Communications PLC ..........................         362,899
   381,900 Centrica PLC+ .......................................         688,532
    55,300 Coats Viyella PLC ...................................          76,938
     7,300 Cobham PLC ..........................................         105,470
    61,246 Commercial Union PLC ................................       1,107,238
    32,000 Courtaulds PLC ......................................         185,197
     6,100 Courtaulds Textiles PLC .............................          34,299
    17,700 De LA Rue PLC .......................................          84,660
    11,800 Delta PLC ...........................................          55,080
 1,179,318 Diageo PLC ..........................................      12,058,227
    33,638 Electrocomponents PLC ...............................         256,155
    33,780 Elementis PLC .......................................          72,026
    67,900 EMI Group PLC .......................................         582,463
    41,140 Energy Group PLC ....................................         527,331
    24,600 English China Clays PLC .............................          99,436
    44,600 FKI PLC .............................................         131,446
   241,000 General Electric Co. PLC ............................       1,586,231
    28,500 George Wimpey PLC ...................................          58,187
    30,600 GKN PLC .............................................         737,604
 1,024,042 Glaxo Wellcome PLC ..................................      28,612,813
    82,787 Granada Group PLC ...................................       1,286,071
    28,688 Great Portland Estates PLC ..........................         139,106
    87,200 Great Universal Stores PLC ..........................       1,113,420
    72,775 Guardian Royal Exchange PLC .........................         544,898
    22,591 Hammerson PLC .......................................         186,538
    51,425 Hanson PLC ..........................................         259,516
    19,300 Hepworth PLC ........................................          71,499
    76,200 HSBC Holdings PLC (75P) .............................       2,321,066
   155,400 HSBC Holdings PLC ($HK10) ...........................       4,457,179
    12,400 Hyder PLC ...........................................         191,201
    27,400 IMI PLC .............................................         189,930
   943,623 Imperial Chemical Industries PLC ....................      17,074,860
    36,910 Imperial Tobacco Group PLC ..........................         255,850
   159,800 J. Sainsbury PLC ....................................       1,231,355
    17,100 Johnson Matthey PLC .................................         148,518
    58,300 Kingfisher PLC ......................................         998,304
   101,821 Ladbroke Group PLC ..................................         518,032
    11,200 Laird Group PLC .....................................          80,586
    44,900 Land Securities PLC .................................         835,383
    83,800 LASMO PLC ...........................................         381,849
   108,250 Legal & General Group PLC ...........................       1,218,224
     8,900 Lex Service PLC .....................................          70,045
   465,000 Lloyds TSB Group PLC ................................       6,982,464
    62,110 Lonrho PLC ..........................................          95,616
 2,688,775 Lucasvarity PLC .....................................      10,303,982
   246,574 Marks & Spencer PLC .................................       2,356,733
    26,616 Marley PLC ..........................................          48,424
    33,100 MEPC PLC ............................................         326,994
    12,500 Meyer International PLC .............................          78,105
   125,764 National Grid Group PLC .............................         713,875
   105,100 National Power PLC ..................................       1,088,464

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                        INTERNATIONAL EQUITY INVESTMENTS

  SHARES                         SECURITY                            VALUE

-------------------------------------------------------------------------------
 UNITED KINGDOM -- 18.4% (CONTINUED)
    32,500 Next PLC ..........................................   $      443,339
    12,300 Ocean Group PLC ...................................          139,231
    49,600 Pearson PLC .......................................          738,262
    55,819 The Peninsular and Oriental Steam Navigation Co. ..          714,108
    79,300 Pilkington PLC ....................................          150,152
    21,200 Provident Financial PLC ...........................          344,345
   166,900 Prudential Corp. PLC ..............................        2,489,691
    22,400 Racal Electronic PLC ..............................          106,956
    44,230 Railtrack Group PLC ...............................          680,181
    65,800 Rank Group PLC ....................................          369,979
    99,100 Reed International PLC ............................        1,162,571
   126,966 Reuters Group PLC .................................        1,262,656
    39,800 Rexam PLC .........................................          181,847
    92,900 Rio Tinto PLC .....................................        1,253,503
    22,500 RMC Group PLC .....................................          347,307
   128,200 Rolls-Royce PLC ...................................          490,763
   134,321 Royal & Sun Alliance Insurance Group PLC ..........        1,716,194
    75,042 Royal Bank of Scotland Group PLC ..................        1,163,901
    50,700 Rugby Group PLC ...................................          106,433
    94,500 Safeway PLC .......................................          560,916
    16,900 Schroders PLC .....................................          628,863
    53,600 Scottish & Newcastle PLC ..........................          774,413
   102,149 Scottish Power PLC ................................          869,532
   120,300 Sears PLC .........................................          102,503
    43,200 Sedgwick Group PLC ................................          105,981
    30,900 Slough Estates PLC ................................          205,287
   477,937 Smithkline Beecham PLC ............................        5,996,344
    26,300 Smiths Industries PLC .............................          381,931
    37,770 Southern Electric PLC .............................          319,025
    40,918 Southern Electric PLC, Class B Shares .............           20,548
    35,700 St. James Place Capital PLC .......................          117,559
    42,000 T & N PLC .........................................          176,339
    74,799 Tarmac PLC ........................................          124,695
    34,600 Tate & Lyle PLC ...................................          299,371
    30,953 Taylor Woodrow PLC ................................          103,966
   189,000 Tesco PLC .........................................        1,616,621
    32,300 Thames Water PLC ..................................          472,520
    29,314 Thorn PLC .........................................           73,122
    41,318 TI Group PLC ......................................          362,259
     8,900 Transport Development Group PLC ...................           34,436
    18,700 Unigate PLC .......................................          200,285
   282,800 Unilever PLC ......................................        2,585,407
    41,800 United Biscuits Holdings PLC ......................          186,339
    47,520 United Utilities PLC ..............................          637,277
     5,433 Value Realisation Trust PLC .......................           10,645
     2,852 Value Realisation Trust PLC 1.4% Convertible
            Unsecured Loan Stock .............................            6,926
    26,300 Vickers PLC .......................................           91,369
     6,900 Viglen Technology PLC .............................            4,033
     6,900 Viglen Technology PLC Litigation Notes ............                0
 1,863,357 Vodafone Group PLC ................................       16,613,283
    68,394 Williams PLC ......................................          398,641
    33,200 Willis Corroon Group PLC ..........................           76,802
    11,800 Wilson Connolly Holdings PLC ......................           31,571

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                   INTERNATIONAL EQUITY PORTFOLIO INVESTMENTS

    SHARES                        SECURITY                          VALUE

------------------------------------------------------------------------------
 UNITED KINGDOM -- 18.4% (CONTINUED)
       49,200 Wolseley PLC ...................................  $      412,734
       82,100 Zeneca Group PLC ...............................       3,547,055
------------------------------------------------------------------------------
                                                                   248,463,667
------------------------------------------------------------------------------
              TOTAL STOCK (Cost -- $1,046,244,838)  ..........   1,222,083,463
------------------------------------------------------------------------------
     FACE
    AMOUNT                        SECURITY                          VALUE

------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS -- 9.6%
 $  1,100,000 CIBC Wood Gundy Securites Inc., 5.550% due
              3/2/98; Proceeds at maturity -- $1,100,509;
              (Fully collateralized by U.S. Treasury Notes,
              6.000% due 6/30/99; Market value --
               $1,122,368) ...................................       1,100,000
  128,900,000 CIBC Wood Gundy Securities Inc., 5.550% due
              3/2/98 Proceeds at maturity -- $128,959,616;
              (Fully collateralized by U.S. Treasury Notes,
              5.875% due 7/31/99; Market value --
               $131,471,424) .................................     128,900,000
------------------------------------------------------------------------------
              TOTAL REPURCHASE AGREEMENTS (Cost --
                $130,000,000) ................................     130,000,000
------------------------------------------------------------------------------
              TOTAL INVESTMENTS -- 100% (Cost --
                $1,176,244,838**)  ...........................  $1,352,083,463
------------------------------------------------------------------------------

 + Non-income producing security.
 ++A portion of this security is on loan (See Note 12).
 # Risp NC -- Risparmio Non-Convertible (Non-Convertible savings shares).
@ Variable rate security.
 ** Aggregate cost for Federal income tax purposes is substantially the same.


                                  [PIE CHART]


                         CLASSIFICATION OF INVESTMENTS


                       Australia                   2.8%
                       Spain                       3.1%
                       Italy                       5.4%
                       Germany                     6.6%
                       Netherlands                 8.5%
                       Switzerland                 8.7%
                       Other Stock                 8.0%
                       Repurchase Agreement        9.6%
                       France                     10.0%
                       United Kingdom             18.4%
                       Japan                      18.9%



                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)              FEBRUARY 28, 1998
                     INTERNATIONAL FIXED INCOME INVESTMENTS

      FACE
    AMOUNT+                         SECURITY                          VALUE

-------------------------------------------------------------------------------
 BONDS -- 88.7%
-------------------------------------------------------------------------------
 DENMARK -- 9.9%
                Kingdom of Denmark:
     31,710,000 7.000% due 12/15/04.............................   $  5,103,264
     12,360,000 8.000% due 3/15/06..............................      2,119,225
     35,970,000 7.000% due 11/10/24.............................      6,093,526
-------------------------------------------------------------------------------
                                                                     13,316,015
-------------------------------------------------------------------------------
 GERMANY -- 38.0%
     10,700,000 Asian Development Bank, 5.500% due 10/24/07.....      6,054,568
      8,150,000 Baden-Wuertternberg L-Finance, 6.750% due
                 6/22/05........................................      4,975,416
      4,600,000 Belgium Kingdom, 6.250% due 10/6/03.............      2,722,030
     32,436,000 Bundesrepublik Deutschland, 6.500% due 7/4/27...     20,478,934
      6,200,000 Depfa-Bank, 5.500% due 1/15/13..................      3,449,835
      4,700,000 DSL Finance NV, 5.750% due 3/19/09..............      2,699,366
      3,860,000 European Investment Bank, 7.750% due 1/26/05....      2,476,840
      1,300,000 Inter-American Development Bank, 7.750% due
                 12/6/04........................................        831,089
      2,200,000 Kreditanstalt Fuer Wiederaufbau, 6.000% due
                 2/9/06.........................................      1,291,051
     10,000,000 Tennessee Valley Authority, 6.375% due 9/18/06..      5,999,559
-------------------------------------------------------------------------------
                                                                     50,978,688
-------------------------------------------------------------------------------
 ITALY -- 17.0%
  5,800,000,000 Abbey National Treasury Services, 6.000% due
                 8/8/02.........................................      3,384,523
                Buoni Poliennali Del Tesoro:
  7,960,000,000 10.500% due 4/15/98.............................      4,451,408
 13,440,000,000 10.500% due 7/15/98.............................      7,617,339
  6,400,000,000 European Investment Bank, 10.250% due
                 10/2/00++......................................      4,033,533
  5,800,000,000 Merrill Lynch & Co., 6.250% due 10/2/02.........      3,375,390
-------------------------------------------------------------------------------
                                                                     22,862,193
-------------------------------------------------------------------------------
 SPAIN -- 2.0%
    329,700,000 Bonos Y Oblig Del Estado, 11.300% due 1/15/02...      2,642,909
-------------------------------------------------------------------------------
 SWEDEN -- 8.9%
                Kingdom of Sweden:
     25,900,000 13.000% due 6/15/01.............................      4,001,716
     33,900,000 6.500% due 10/25/06.............................      4,547,479
     26,000,000 Kreditanstalt Fuer Wiederaufbaur International
                 Finance, 7.500% due 5/30/00....................      3,412,916
-------------------------------------------------------------------------------
                                                                     11,962,111
-------------------------------------------------------------------------------
 UNITED KINGDOM -- 12.9%
      2,600,000 Glaxo Wellcome PLC, 8.750% due 12/1/05..........      4,779,723
      2,100,000 International Bank Reconstruction & Development,
                 7.125% due 7/30/07.............................      3,639,861
      2,700,000 Royal Bank of Scotland, 7.875% due 12/7/06......      4,782,959
      2,200,000 United Kingdom Treasury Principal Strips, due
                 12/7/05........................................      2,257,051
      1,000,000 United Kingdom Treasury, 8.500% due 12/7/05.....      1,874,949
-------------------------------------------------------------------------------
                                                                     17,334,543
-------------------------------------------------------------------------------
                TOTAL BONDS (Cost -- $120,664,879)..............    119,096,459
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)              FEBRUARY 28, 1998
                     INTERNATIONAL FIXED INCOME INVESTMENTS

    FACE
   AMOUNT                          SECURITY                            VALUE

--------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 11.3%
 $15,120,000 CIBC Wood Gundy Securities Inc., 5.550% due 3/2/98;
             Proceeds at maturity -- $15,126,993;
             (Fully collateralized by U.S. Treasury Notes, 6.000%
             due 6/30/99;
             Market value -- $15,421,915) (Cost -- $15,120,000)..   $ 15,120,000
--------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100% (Cost -- $135,784,879*)...   $134,216,459
--------------------------------------------------------------------------------

 + Represents local currency.
 ++A portion of this security is on loan (See Note 12).
 * Aggregate cost for Federal income tax purposes is substantially the same.


                                  [PIE CHART]


                         CLASSIFICATION OF INVESTMENTS


                       Spain                       2.0%
                       Sweden                      8.9%
                       Denmark                     9.9%
                       Repurchase Agreement       11.3%
                       United Kingdom             12.9%
                       Italy                      17.0%
                       Japan                      18.9%
                       Germany                    38.0%



                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                      EMERGING MARKETS EQUITY INVESTMENTS

   SHARES                          SECURITY                           VALUE

-------------------------------------------------------------------------------
 STOCK -- 92.3%
-------------------------------------------------------------------------------
 ARGENTINA -- 5.6%
     339,166 Banco Frances del Rio de la plata S.A. ............   $  3,376,389
      27,000 Disco S.A. ADR+....................................      1,147,500
     280,000 Perez Companc S.A., CLass B Shares.................      1,826,513
     180,000 Quilmes Industrial S.A. ADR........................      2,126,250
     140,000 Telefonica de Argentina S.A. ADR...................      5,040,000
-------------------------------------------------------------------------------
                                                                     13,516,652
-------------------------------------------------------------------------------
 BRAZIL -- 18.6%
     611,900 Banco Itau S.A. Preferred..........................        361,660
 178,000,000 Centrais Eletricas Brasilerias S.A. ...............      7,874,712
   8,759,100 Compannia de Saneamento Basico do Estado de Sao
              Paulo.............................................      1,817,385
      87,000 Compannia Energetica de Minas Gerais ADR...........      3,733,552
 272,000,000 Compannia Paranaense de Energia-Copel Preferred,
              Series B..........................................      3,405,414
   6,400,000 Compannia Paulista de Forca e Luz..................        764,749
  30,400,000 Petroleo Brasileiro S.A. Preferred.................      6,858,963
  10,000,000 Telecomunicacoes Brasileiras S.A. .................        986,551
      82,300 Telecomunicacoes Brasileiras S.A. ADR..............     10,076,606
     189,771 Telecomunicacoes de Minas Gerais Preferred Dividend
              Shares, Series B+.................................         22,483
  18,573,499 Telecomunicacoes de Sao Paulo S.A. Preferred.......      5,127,350
  12,710,261 Telecomunicacoes do Rio Janeiro S.A. Preferred.....      1,754,380
      64,500 Uniao de Bancos Brasileiros S.A. GDR+..............      2,209,125
-------------------------------------------------------------------------------
                                                                     44,992,930
-------------------------------------------------------------------------------
 CHINA -- 2.8%
      51,000 Huaneng Power International, Inc. ADR+.............      1,243,125
   7,156,000 Quinglin Motor Co., Series H++.....................      2,865,172
     144,000 Zhejiang Southeast Electric Power Co. Ltd. GDR+....      2,584,800
-------------------------------------------------------------------------------
                                                                      6,693,097
-------------------------------------------------------------------------------
 CROATIA -- 0.6%
      71,188 Piliva D.D. GDR....................................      1,370,369
       3,166 Zagrebacka Banka D.D. GDR+.........................         97,196
-------------------------------------------------------------------------------
                                                                      1,467,565
-------------------------------------------------------------------------------
 CZECH REPUBLIC -- 1.4%
      22,000 Cez 2+.............................................        500,220
      39,000 Komercni Bank A.S. ADR.............................        450,450
     235,000 Prazske Pivovary A.S.+.............................        725,799
      15,370 SPT Telecom A.S.+..................................      1,817,888
-------------------------------------------------------------------------------
                                                                      3,494,357
-------------------------------------------------------------------------------
 EGYPT -- 3.8%
      69,500 Al-Ahram Beverages Co. GDR.........................      2,253,190
      85,500 Commercial International Bank GDR..................      1,415,025
      17,000 Egyptian International Pharmaceutical Industries
              Co................................................      1,188,671
      13,005 Madinet NASR For Housing and Construction..........        764,145
      28,000 North Cairo Flour Mills............................        666,314
     185,000 Paints and Chemical Industries Co. GDR.............      2,081,250
      43,500 Tourak Portland Cement Co. ........................        843,341
-------------------------------------------------------------------------------
                                                                      9,211,936
-------------------------------------------------------------------------------
 HONG KONG -- 1.9%
   1,627,760 Asia Securities International+.....................        172,394
   1,343,000 China Telecom Ltd.+++..............................      2,437,087

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                      EMERGING MARKETS EQUITY INVESTMENTS

  SHARES                    SECURITY                      VALUE

-------------------------------------------------------------------------------
 HONG KONG -- 1.9% (CONTINUED)
 1,608,000 Founder Hong Kong Ltd. ..................   $  1,235,724
 2,757,290 Glorious Sun Enterprises.................        827,988
-------------------------------------------------------------------------------
                                                          4,673,193
-------------------------------------------------------------------------------
 HUNGARY -- 4.1%
    35,430 Gedeon Richter Rt. GDR...................      3,906,157
   119,000 Magyar Tavkoziesi Rt. ADR+...............      3,064,250
    66,306 MOL Magyar Olaj-es Gazipari Rt. GDR......      1,765,397
    23,000 OTP Bank Rt. GDR.........................      1,052,250
    30,117 Scala Business Solutions N.V.+...........        193,417
-------------------------------------------------------------------------------
                                                          9,981,471
-------------------------------------------------------------------------------
 INDIA -- 8.5%
    54,700 BSES Ltd. GDR+...........................      1,126,820
    35,380 Hindalco Industries Ltd. GDR.............        698,755
    32,000 Indian Hotels Co. Ltd. GDR ..............        616,000
   116,300 ITC Limited GDR+.........................      3,227,325
   294,000 Mahanagar Telephone Nigam Ltd. GDR+......      4,998,000
   265,700 Mahindra & Mahindra Ltd. GDR.............      2,251,807
    43,000 Ranbaxy Laboratories Ltd. GDR............      1,128,750
   413,370 Reliance Industries Ltd. GDR.............      3,492,976
   139,500 State Bank Of India GDR..................      2,769,075
    31,000 Videsh Sanchar Nigam Ltd. GDR+...........        403,000
-------------------------------------------------------------------------------
                                                         20,712,508
-------------------------------------------------------------------------------
 INDONESIA -- 0.0%
     7,500 PT Indofood Sukses Makmur................          2,288
-------------------------------------------------------------------------------
 ISRAEL -- 4.5%
 2,810,000 Bank Leumi Le-Israel.....................      4,767,363
    96,000 ECI Telecommunications Ltd...............      2,790,000
    80,700 Teva Pharmaceutical Industries Ltd. ADR..      3,389,400
-------------------------------------------------------------------------------
                                                         10,946,763
-------------------------------------------------------------------------------
 MALAYSIA -- 2.1%
   587,000 Resorts World Berhad.....................      1,277,823
   706,000 Telekom Malaysia Berhad..................      2,401,360
   491,000 Tenaga Nasional Berhad...................      1,295,972
-------------------------------------------------------------------------------
                                                          4,975,155
-------------------------------------------------------------------------------
 MEXICO -- 10.4%
   497,200 Desc S.A. de C.V. Series B...............      3,569,970
   317,000 Fomento Economico Mexicano S.A. de C.V.
            Series B ...............................      2,361,647
 1,412,000 Grupo Elektra S.A. de C.V.  .............      2,166,828
   160,000 Grupo Financiero Bancomer S.A. de C.V.
            GDR+ ...................................      1,840,000
         1 Grupo Financiero Bancomer S.A. de C.V.
            Series B+...............................              0
   529,000 Organizacion Sorina S.A. de C.V. Series B
            ........................................      2,010,864
   340,000 Sanluis Corporacion S.A. de C.V. ........      1,874,816
 2,810,000 Telefonos de Mexico S.A. Series L .......      7,088,050
   178,000 Tubos de Acero de Mexico S.A. ADR+.......      3,092,750
    58,000 TV Azteca S.A. de C.V. ADR+..............      1,192,625
-------------------------------------------------------------------------------
                                                         25,197,550
-------------------------------------------------------------------------------
 PERU -- 1.7%
   225,000 Telefonica del Peru S.A. ADR.............      4,232,812
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                      EMERGING MARKETS EQUITY INVESTMENTS

   SHARES                         SECURITY                            VALUE

-------------------------------------------------------------------------------
 PHILIPPINES -- 1.8%
    118,614 Bacnotan Consolidated Industries....................   $     52,023
    620,600 Manila Electric Co. Series B........................      1,850,912
     88,800 Philippine Long Distance Telephone Co. ADR..........      2,342,100
-------------------------------------------------------------------------------
                                                                      4,245,035
-------------------------------------------------------------------------------
 RUSSIA -- 5.1%
     75,000 Gazprom ADR.........................................      1,556,250
     24,730 Lukoil Holding ADR..................................      1,740,373
     71,374 Mosenergo ADR.......................................      2,792,507
         59 Rostelecom RDC+.....................................      2,094,500
    269,665 Surgutneftegaz ADR..................................      1,921,363
    385,380 Trade House GUM ADR.................................      1,830,555
     17,853 Unified Energy Systems ADR+.........................        490,778
-------------------------------------------------------------------------------
                                                                     12,426,326
-------------------------------------------------------------------------------
 SOUTH AFRICA -- 6.4%
    153,000 First National Bank Holdings Ltd. ..................      1,730,790
    116,500 Liberty Life Association of Africa Ltd. ............      3,539,411
    630,000 Reunert Ltd ........................................      1,007,184
    860,000 Safmarine and Rennies Holdings Ltd. ................      1,749,064
    187,000 Sasol Ltd. .........................................      1,596,964
    153,000 South African Breweries Ltd. .......................      4,291,369
     98,000 Tiger Oats Ltd. ....................................      1,497,318
-------------------------------------------------------------------------------
                                                                     15,412,100
-------------------------------------------------------------------------------
 SOUTH KOREA -- 2.7%
    148,900 Korea Electric Power Corporation+...................      1,987,764
    136,700 Korea Housing and Commercial Bank...................        929,191
     24,800 Samsung Display Devices Co.+........................      1,442,743
     37,900 Samsung Electronics Co.+............................      2,193,233
-------------------------------------------------------------------------------
                                                                      6,552,931
-------------------------------------------------------------------------------
 TAIWAN -- 3.6%
    293,000 Compal Electronics Inc.+............................      1,242,299
  1,830,000 CTCI Corporation+...................................      3,025,455
    405,000 Delta Electronics Inc. .............................      2,133,838
    910,000 Nien Hsing Textile Corporation Ltd.+................      2,312,164
-------------------------------------------------------------------------------
                                                                      8,713,756
-------------------------------------------------------------------------------
 THAILAND -- 3.1%
    244,000 BEC World Public Co. Ltd. ..........................      1,426,635
  1,365,500 Electricity Generating Public Co. Ltd. .............      2,582,093
    210,100 PTT Exploration and Production Public Co. Ltd. .....      2,729,837
    247,200 Thai Farmers Bank Public Co. Ltd. ..................        739,879
-------------------------------------------------------------------------------
                                                                      7,478,444
-------------------------------------------------------------------------------
 TURKEY -- 3.6%
 13,405,000 Akcansa Cimento A.S. ...............................      1,799,913
 19,000,000 Alcatel Teletas Telekomunikasyon Endustri ve Ticaret
             A.S. ..............................................      2,304,277
 40,000,000 Haci Omer Sabanci Holding A.S.+.....................      2,165,674
 74,000,000 Yapi ve Kredi Bankasi A.S. .........................      2,435,950
-------------------------------------------------------------------------------
                                                                      8,705,814
-------------------------------------------------------------------------------
            TOTAL STOCK (Cost -- $218,824,820)..................    223,632,683
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1998
                      EMERGING MARKETS EQUITY INVESTMENTS

    FACE
   AMOUNT                          SECURITY                            VALUE

--------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 7.7%
 $18,689,000 CIBC Wood Gundy Securities, Inc., 5.550% due 3/2/98;
             Proceeds at maturity -- $18,697,644;
             (Fully collateralized by U.S. Treasury Notes, 6.000%
             due 6/30/99;
             Market value -- $19,062,003) (Cost -- $18,689,000)
             ....................................................   $ 18,689,000
--------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100% (Cost -- $237,513,820**)
              ...................................................   $242,321,683
--------------------------------------------------------------------------------

+ Non-income producing security.
++A portion of this security is on loan (See Note 12).
** Aggregate cost for Federal income tax purposes is substantially the same.


                                  [PIE CHART]


                         CLASSIFICATION OF INVESTMENTS


                       Taiwan                      3.6%
                       Egypt                       3.8%
                       Hungary                     4.1%
                       Israel                      4.5%
                       Russia                      5.1%
                       Argentina                   5.6%
                       South Africa                6.4%
                       Repurchase Agreement        7.7%
                       India                       8.5%
                       Mexico                     10.4%
                       Brazil                     18.6%
                       Other Stock                21.7%



                       SEE NOTES TO FINANCIAL STATEMENTS.

 BOND RATINGS

All ratings are by Standard & Poor's Ratings Service ("Standard & Poor's"), except those that are identified by an asterisk (*) are rated by Moody's Investors Service, Inc. ("Moodys"). The definitions of the applicable rating symbols are set forth below:

Standard & Poor's -- Ratings from "AA" to "BBB" may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings within the major rating categories.

AAA-- Bonds rated "AAA" have the highest rating assigned by Standard &
    Poor's. Capacity to pay interest and repay principal is extremely strong.
AA -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.
A -- Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.
BBB-- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

Moody's -- Numerical modifiers 1, 2, and 3 may be applied to each generic rating from "Aa" to "A," where 1 is the highest and 3 the lowest rating within its generic category.

Aaa-- Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa -- Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.
A -- Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa-- Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba -- Bonds that are rated "Ba" are judged to have speculative elements;
    their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

NR -- Indicates that the bond is not rated by Standard & Poor's or Moody's.

 SHORT-TERM SECURITY RATINGS

VMIG 1
   -- Moody's highest rating for issues having demand feature -- variable-
    rate demand obligation (VRDO).
P-1-- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
A-1-- Standard & Poor's highest commercial paper and VRDO rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

 SECURITY DESCRIPTIONS

AMBAC
   -- AMBAC Indemnity Corporation
FGIC
   -- Financial Guaranty Insurance Company
GO -- General Obligation
ISD
   -- Independent School District
MBIA
   -- Municipal Bond Investors Assurance Corporation
PCR
   -- Pollution Control Revenue
PSFG
   -- Permanent School Fund Guaranty

                      [This page intentionally left blank]

 STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

                          GOVERNMENT   INTERMEDIATE   LONG-TERM     MUNICIPAL     MORTGAGE
                            MONEY      FIXED INCOME      BOND         BOND         BACKED
                         INVESTMENTS   INVESTMENTS   INVESTMENTS   INVESTMENTS  INVESTMENTS
---------------------------------------------------------------------------------------------
ASSETS:
 Investments, at cost... $457,059,607  $466,928,149  $153,646,673  $66,177,786  $141,961,545
 Repurchase agreements,
  at cost...............           --    12,464,000       487,000           --    40,297,000
 Foreign currency, at
  cost..................           --            --            --           --            --
 Foreign currency
  segregated for futures
  contracts, at cost....           --            --            --           --            --
---------------------------------------------------------------------------------------------
 Investments, at value.. $457,059,607  $470,824,587  $163,664,426  $68,568,713  $143,426,057
 Repurchase agreements,
  at value..............           --    12,464,000       487,000           --    40,297,000
 Foreign currency, at
  value.................           --            --            --           --            --
 Foreign currency
  segregated for futures
  contracts, at value...           --            --            --           --            --
 Cash...................        1,138            80       104,376       27,751           594
 Collateral for
  securities loaned
  (Note 12).............           --            --            --           --            --
 Receivable for
  securities sold.......           --     4,713,896            --           --            --
 Receivable for Fund
  shares sold...........    2,544,870     2,128,895       494,478      450,884       697,555
 Dividends and interest
  receivable............      821,966     5,584,945     1,672,896      785,886       842,844
 Receivable for open
  forward foreign
  currency contracts....           --            --            --           --            --
 Receivable from broker
  -- variation margin...           --            --            --           --            --
 Deferred organization
  costs.................           --            --            --           --            --
---------------------------------------------------------------------------------------------
 TOTAL ASSETS...........  460,427,581   495,716,403   166,423,176   69,833,234   185,264,050
---------------------------------------------------------------------------------------------
LIABILITIES:
 Dividends payable......      745,885     2,350,381       823,955      239,401       759,061
 Administration fees
  payable...............      170,500        73,950        25,243       27,144        84,371
 Management fees
  payable...............      105,495       147,900        50,486      127,977       212,974
 Payable for open
  forward foreign
  currency contracts....           --            --            --           --            --
 Payable for Fund shares
  purchased.............           --            --            --           --            --
 Payable for securities
  loaned (Note 12)......           --            --            --           --            --
 Payable to broker --
   variation margin.....           --            --            --           --            --
 Payable for securities
  purchased.............           --    13,923,582            --    2,977,977    30,378,750
 Accrued expenses.......       28,138        38,512        65,193       16,815         1,169
---------------------------------------------------------------------------------------------
 TOTAL LIABILITIES......    1,050,018    16,534,325       964,877    3,389,314    31,436,325
---------------------------------------------------------------------------------------------
TOTAL NET ASSETS........ $459,377,563  $479,182,078  $165,458,299  $66,443,920  $153,827,725
---------------------------------------------------------------------------------------------
NET ASSETS:
 Par value of shares of
  beneficial interest... $    459,351  $     58,967  $     19,063  $     7,520  $     19,017
 Capital paid in excess
  of par value..........  458,891,709   482,990,486   153,343,524   65,763,315   152,087,042
 Undistributed
  (overdistributed) net
  investment income.....       46,377      (871,495)       (8,735)      42,730      (182,965)
 Accumulated net
  realized gain (loss)
  on security
  transactions..........      (19,874)   (6,892,318)    2,086,694   (1,760,572)      440,119
 Net unrealized
  appreciation
  (depreciation) of
  investments, foreign
  currencies and
  futures...............           --     3,896,438    10,017,753    2,390,927     1,464,512
---------------------------------------------------------------------------------------------
TOTAL NET ASSETS........ $459,377,563  $479,182,078  $165,458,299  $66,443,920  $153,827,725
---------------------------------------------------------------------------------------------
Shares Outstanding......  459,351,060    58,966,904    19,063,045    7,520,493    19,017,435
---------------------------------------------------------------------------------------------
Net Asset Value.........        $1.00         $8.13         $8.68        $8.84         $8.09
---------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                              FEBRUARY 28, 1998

                 LARGE          LARGE          SMALL          SMALL                                        EMERGING
             CAPITALIZATION CAPITALIZATION CAPITALIZATION CAPITALIZATION  INTERNATIONAL   INTERNATIONAL    MARKETS
 BALANCED     VALUE EQUITY      GROWTH      VALUE EQUITY      GROWTH          EQUITY      FIXED INCOME      EQUITY
INVESTMENTS   INVESTMENTS    INVESTMENTS    INVESTMENTS    INVESTMENTS     INVESTMENTS     INVESTMENTS   INVESTMENTS
----------------------------------------------------------------------------------------------------------------------
$69,147,453  $1,389,694,718 $1,109,633,070  $731,690,239  $  959,658,212  $1,046,244,838  $120,664,879   $218,824,820
    837,000      21,206,000     29,519,000     7,225,000      32,704,000     130,000,000    15,120,000     18,689,000
         --              --             --            --              --      15,588,043     2,046,457        272,089
         --              --             --            --              --      20,873,883            --             --
----------------------------------------------------------------------------------------------------------------------
$81,297,499  $1,910,499,866 $1,896,355,838  $908,712,925  $1,119,963,857  $1,222,083,463  $119,096,459   $223,632,683
    837,000      21,206,000     29,519,000     7,225,000      32,704,000     130,000,000    15,120,000     18,689,000
         --              --             --            --              --      15,594,343     2,050,720        273,540
         --              --             --            --              --      24,802,735            --             --
        656             441          1,563           445           1,386         279,296           165            837
  8,402,200              --    261,877,369    27,474,542      49,733,611      54,962,045     3,450,000      2,934,900
         --       4,878,523             --     4,551,753       2,701,603       3,356,745            --      3,149,551
     44,887       3,886,838      4,000,130     2,639,383       2,797,163       3,203,811       539,094        745,682
    430,568       4,118,682      1,462,689     1,050,071         199,963       1,551,793     3,494,773         83,782
         --              --             --            --              --       3,868,776        80,519             --
         --              --             --            --              --      11,335,708            --             --
         --              --             --            --              --              --            --          7,519
----------------------------------------------------------------------------------------------------------------------
 91,012,810   1,944,590,350  2,193,216,589   951,654,119   1,208,101,583   1,471,038,715   143,831,730    249,517,494
----------------------------------------------------------------------------------------------------------------------
    133,326             --              --            --              --              --       681,582             --
     23,534         286,591        289,390       137,668         196,125         212,816        21,469         35,278
     35,352         705,921        442,145       347,708         528,894         550,721        53,674        158,753
         --              --             --            --              --       3,807,863       154,204             --
         --              --        949,385            --              --              --            --             --
  8,402,200              --    261,877,369    27,474,542      49,733,611      54,962,045     3,450,000      2,934,900
         --              --         60,025            --          42,875              --            --             --
         --      13,268,369             --     2,750,394       6,543,675      25,763,809            --      5,927,673
     61,906         134,633         49,070       203,364         355,251       1,088,338       111,280         55,623
----------------------------------------------------------------------------------------------------------------------
  8,656,318      14,395,514    263,667,384    30,913,676      57,400,431      86,385,592     4,472,209      9,112,227
----------------------------------------------------------------------------------------------------------------------
$82,356,492  $1,930,194,836 $1,929,549,205  $920,740,443  $1,150,701,152  $1,384,653,123  $139,359,521   $240,405,267
----------------------------------------------------------------------------------------------------------------------
$     6,679  $      137,846 $      102,590  $     63,247  $       63,321  $      124,773  $     17,047   $     32,968
 64,378,733   1,303,161,966  1,123,185,066   705,031,655     982,449,893   1,211,455,999   146,662,170    276,856,677
    985,749       4,553,883        341,785     1,611,934      (1,874,611)    (25,594,322)   (7,066,920)    (1,707,285)
  4,835,285     101,535,993     17,708,071    37,010,921       9,561,929       7,669,214     1,430,854    (39,561,950)
 12,150,046     520,805,148    788,211,693   177,022,686     160,500,620     190,997,459    (1,683,630)     4,784,857
----------------------------------------------------------------------------------------------------------------------
$82,356,492  $1,930,194,836 $1,929,549,205  $920,740,443  $1,150,701,152  $1,384,653,123  $139,359,521   $240,405,267
----------------------------------------------------------------------------------------------------------------------
  6,679,066     137,845,904    102,590,298    63,246,627      63,321,327     124,772,689    17,047,398     32,967,954
----------------------------------------------------------------------------------------------------------------------
     $12.33          $14.00         $18.81        $14.56          $18.17          $11.10         $8.17          $7.29
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 STATEMENTS OF OPERATIONS (UNAUDITED)

                          GOVERNMENT   INTERMEDIATE  LONG-TERM   MUNICIPAL   MORTGAGE
                             MONEY     FIXED INCOME    BOND        BOND       BACKED
                          INVESTMENTS  INVESTMENTS  INVESTMENTS INVESTMENTS INVESTMENTS
---------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Interest...............  $12,078,241  $13,653,077  $ 6,534,187 $1,463,503  $4,784,421
 Dividends..............           --           --           --         --          --
 Less: Foreign
  withholding tax.......           --           --           --         --          --
---------------------------------------------------------------------------------------
 TOTAL INVESTMENT
  INCOME................   12,078,241   13,653,077    6,534,187  1,463,503   4,784,421
---------------------------------------------------------------------------------------
EXPENSES:
 Administration fees
  (Note 2)..............      430,120      408,760      190,077     57,402     143,872
 Shareholder and system
  servicing fees........      411,592      141,684      127,340     15,300      98,824
 Management fees (Note
  2)....................      322,590      817,521      380,154    114,803     359,680
 Shareholder
  communications........       56,633       19,672       21,378      3,000       6,625
 Registration fees......       37,905       29,507       28,181     15,451      14,755
 Audit and legal........       13,745       14,794       13,561     12,500      12,785
 Custody................       10,119        7,891        3,336      2,000       2,360
 Trustees' fees.........        6,734        4,439        3,471      1,350       1,969
 Pricing service fees...           --           --        1,603      2,700          --
 Amortization of
  deferred organization
  costs.................           --           --           --         --          --
 Other..................        4,567        9,513          962      5,100         983
---------------------------------------------------------------------------------------
 TOTAL EXPENSES.........    1,294,005    1,453,781      770,063    229,606     641,853
 Less: Management and
      administration fee
      waiver (Note 2)...           --           --           --         --     (64,742)
---------------------------------------------------------------------------------------
 NET EXPENSES...........    1,294,005    1,453,781      770,063    229,606     577,111
---------------------------------------------------------------------------------------
NET INVESTMENT INCOME
 (LOSS).................   10,784,236   12,199,296    5,764,124  1,233,897   4,207,310
---------------------------------------------------------------------------------------
REALIZED AND UNREALIZED
GAIN (LOSS) ON
INVESTMENTS, FOREIGN
CURRENCIES AND FUTURES
CONTRACTS (NOTES 4, 5
AND 6):
 Realized Gain (Loss)
  From:
 Security transactions
  (excluding short-term
  securities)...........       17,022*   1,605,685    2,971,175    194,655     735,099
 Foreign currency
  transactions..........           --           --           --         --          --
 Futures contracts......           --           --           --         --          --
---------------------------------------------------------------------------------------
 NET REALIZED GAIN
  (LOSS)................       17,022    1,605,685    2,971,175    194,655     735,099
---------------------------------------------------------------------------------------
 Change in Net
 Unrealized Appreciation
 (Depreciation) of
 Investments, Foreign
 Currencies and Futures
 Contracts:
 Beginning of period....           --    1,808,496    3,097,932  1,178,818    (130,218)
 End of period..........           --    3,896,438   10,017,753  2,390,927   1,464,512
---------------------------------------------------------------------------------------
 NET CHANGE IN
  UNREALIZED
  APPRECIATION
  (DEPRECIATION)........           --    2,087,942    6,919,821  1,212,109   1,594,730
---------------------------------------------------------------------------------------
NET GAIN (LOSS) ON
 INVESTMENTS, FOREIGN
 CURRENCIES AND FUTURES
 CONTRACTS..............           --    3,693,627    9,890,996  1,406,764   2,329,829
---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............  $10,801,258  $15,892,923  $15,655,120 $2,640,661  $6,537,139
---------------------------------------------------------------------------------------

* Represents net realized gains from the sale of short-term securities for Government Money Investments.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                     FOR THE SIX MONTHS ENDED FEBRUARY 28, 1998

                 LARGE          LARGE          SMALL          SMALL                                     EMERGING
             CAPITALIZATION CAPITALIZATION CAPITALIZATION CAPITALIZATION INTERNATIONAL  INTERNATIONAL   MARKETS
 BALANCED     VALUE EQUITY      GROWTH      VALUE EQUITY      GROWTH        EQUITY      FIXED INCOME     EQUITY
INVESTMENTS   INVESTMENTS    INVESTMENTS    INVESTMENTS    INVESTMENTS    INVESTMENTS    INVESTMENTS  INVESTMENTS
-------------------------------------------------------------------------------------------------------------------
$   709,880   $    553,036   $  1,452,170   $    409,061   $  1,098,172  $  2,380,766    $ 4,398,725  $    465,614
    609,279     19,071,806      7,649,849      8,460,734      1,746,266     5,934,537             --     1,608,619
         --        (61,587)            --             --        (20,250)     (598,248)            --       (91,044)
-------------------------------------------------------------------------------------------------------------------
  1,319,159     19,563,255      9,102,019      8,869,795      2,824,188     7,717,055      4,398,725     1,983,189
-------------------------------------------------------------------------------------------------------------------
     85,544      1,863,830      1,793,067        773,004        974,041     1,203,660        132,624       224,336
     23,500        636,658        645,883        359,310        640,345       551,770        115,676       308,400
    256,632      4,618,284      2,796,843      1,979,850      2,742,961     3,198,410        331,561     1,009,510
      5,500         64,109        195,755        127,539        210,210        21,765          5,427         7,398
     15,000         68,053         79,108         73,896         83,359        59,015         21,040        24,658
     10,000         15,745         10,535         14,314         26,000        14,166         13,835        13,463
      3,000         40,439         49,052         35,471         92,029       367,829         19,022       156,532
      1,750         17,260         19,372          9,670          8,606        11,804          3,946         3,946
         --             --             --             --             --        62,047          1,316         6,411
      8,630             --             --             --             --         2,731             --         3,240
      1,152         14,262          7,504          5,451          3,019        10,043          2,365         3,286
-------------------------------------------------------------------------------------------------------------------
    410,708      7,338,640      5,597,119      3,378,505      4,780,570     5,503,240        646,812     1,761,180
         --             --             --             --             --            --             --            --
-------------------------------------------------------------------------------------------------------------------
    410,708      7,338,640      5,597,119      3,378,505      4,780,570     5,503,240        646,812     1,761,180
-------------------------------------------------------------------------------------------------------------------
    908,451     12,224,615      3,504,900      5,491,290     (1,956,382)    2,213,815      3,751,913       222,009
-------------------------------------------------------------------------------------------------------------------
  4,843,208    196,408,802     32,494,390     46,733,162     43,065,523      (596,537)     3,450,619   (40,380,496)
         --             --             --             --             --    (1,351,073)    (4,242,256)      267,929
         --             --      1,927,242             --        408,623     4,814,735             --            --
-------------------------------------------------------------------------------------------------------------------
  4,843,208    196,408,802     34,421,632     46,733,162     43,474,146     2,867,125       (791,637)  (40,112,567)
-------------------------------------------------------------------------------------------------------------------
 10,854,698    483,897,240    539,072,610    126,255,337    137,622,115    93,480,747     (5,785,002)    1,918,999
 12,150,046    520,805,148    788,211,693    177,022,686    160,500,620   190,997,459     (1,683,630)    4,784,857
-------------------------------------------------------------------------------------------------------------------
  1,295,348     36,907,908    249,139,083     50,767,349     22,878,505    97,516,712      4,101,372     2,865,858
-------------------------------------------------------------------------------------------------------------------
  6,138,556    233,316,710    283,560,715     97,500,511     66,352,651   100,383,837      3,309,735   (37,246,709)
-------------------------------------------------------------------------------------------------------------------
$ 7,047,007   $245,541,325   $287,065,615   $102,991,801   $ 64,396,269  $102,597,652    $ 7,061,648  $(37,024,700)
-------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

                          GOVERNMENT   INTERMEDIATE   LONG-TERM     MUNICIPAL     MORTGAGE
                            MONEY      FIXED INCOME      BOND         BOND         BACKED
                         INVESTMENTS   INVESTMENTS   INVESTMENTS   INVESTMENTS  INVESTMENTS
---------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)................ $ 10,784,236  $ 12,199,296  $  5,764,124  $ 1,233,897  $  4,207,310
 Net realized gain
  (loss)................       17,022     1,605,685     2,971,175      194,655       735,099
 Net change in
  unrealized
  appreciation
  (depreciation)........           --     2,087,942     6,919,821    1,212,109     1,594,730
---------------------------------------------------------------------------------------------
 INCREASE IN NET ASSETS
  FROM OPERATIONS.......   10,801,258    15,892,923    15,655,120    2,640,661     6,537,139
---------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS
FROM (NOTE 3):
 Net investment income..  (10,752,400)  (13,465,292)   (5,739,954)   1,297,715    (4,362,542)
 Net realized gain......           --            --            --           --            --
---------------------------------------------------------------------------------------------
 DECREASE IN NET ASSETS
  FROM
  DISTRIBUTIONS TO
  SHAREHOLDERS..........  (10,752,400)  (13,465,292)   (5,739,954)  (1,297,715)   (4,362,542)
---------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS
(NOTE 10):
 Net proceeds from sale
  of shares.............  704,045,775   149,822,118    48,527,139   21,476,465    27,881,276
 Net asset value of
  shares issued for
  reinvestment of
  dividends.............   10,846,162    10,831,545     4,754,203    1,008,303     4,169,075
 Cost of shares
  reacquired............ (644,276,663)  (67,993,476)  (80,789,547)  (9,407,638)  (16,983,329)
---------------------------------------------------------------------------------------------
 INCREASE (DECREASE) IN
  NET ASSETS FROM
  FUND SHARE
  TRANSACTIONS..........   70,615,274    92,660,187   (27,508,205)  13,077,130    15,067,022
---------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
 NET ASSETS ............   70,664,132    95,087,818   (17,593,039)  14,420,076    17,241,619
NET ASSETS:
 Beginning of period....  388,713,431   384,094,260   183,051,338   52,023,844   136,586,106
---------------------------------------------------------------------------------------------
 END OF PERIOD*......... $459,377,563  $479,182,078  $165,458,299  $66,443,920  $153,827,725
---------------------------------------------------------------------------------------------
 *Includes undistributed
  (overdistributed)
  net investment income
  of:...................      $46,377     $(871,495)      $(8,735)     $42,730     $(182,965)
---------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                     FOR THE SIX MONTHS ENDED FEBRUARY 28, 1998

                  LARGE           LARGE           SMALL          SMALL                                        EMERGING
              CAPITALIZATION  CAPITALIZATION  CAPITALIZATION CAPITALIZATION  INTERNATIONAL   INTERNATIONAL    MARKETS
 BALANCED      VALUE EQUITY       GROWTH       VALUE EQUITY      GROWTH          EQUITY      FIXED INCOME      EQUITY
INVESTMENTS    INVESTMENTS     INVESTMENTS     INVESTMENTS    INVESTMENTS     INVESTMENTS     INVESTMENTS   INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
$   908,451   $   12,224,615  $    3,504,900   $  5,491,290  $   (1,956,382) $    2,213,815  $  3,751,913   $    222,009
  4,843,208      196,408,802      34,421,632     46,733,162      43,474,146       2,867,125      (791,637)   (40,112,567)
  1,295,348       36,907,908     249,139,083     50,767,349      22,878,505      97,516,712     4,101,372      2,865,858
-------------------------------------------------------------------------------------------------------------------------
  7,047,007      245,541,325     287,065,615    102,991,801      64,396,269     102,597,652     7,061,648    (37,024,700)
-------------------------------------------------------------------------------------------------------------------------
   (862,970)     (15,036,214)     (8,296,565)    (7,959,256)             --     (22,022,537)   (3,868,587)    (3,287,322)
 (4,410,524)    (315,031,240)   (116,448,422)   (92,050,884)    (63,933,403)    (13,315,497)   (3,734,935)   (13,500,011)
-------------------------------------------------------------------------------------------------------------------------
 (5,273,494)    (330,067,454)   (124,744,987)  (100,010,140)    (63,933,403)    (35,338,034)   (7,603,522)   (16,787,333)
-------------------------------------------------------------------------------------------------------------------------
 17,385,549      374,962,783     321,305,768    330,940,211     845,813,070     710,546,232    47,855,577    151,436,144
  5,131,639      325,590,404     123,688,134     99,076,852      63,551,192      34,828,762     6,715,014     18,015,058
(31,723,425)    (620,579,569)   (522,582,252)  (134,630,277)   (536,447,116)   (564,425,803)  (40,279,679)  (101,513,781)
-------------------------------------------------------------------------------------------------------------------------
 (9,206,237)      79,973,618     (77,588,350)   295,386,786     372,917,146     180,949,191    14,290,912     67,937,421
-------------------------------------------------------------------------------------------------------------------------
 (7,432,724)      (4,552,511)     84,732,278    298,368,447     373,380,012     248,208,809    13,749,038     14,125,388
 89,789,216    1,934,747,347   1,844,816,927    622,371,996     777,321,140   1,136,444,314   125,610,483    226,279,879
-------------------------------------------------------------------------------------------------------------------------
$82,356,492   $1,930,194,836  $1,929,549,205   $920,740,443  $1,150,701,152  $1,384,653,123  $139,359,521   $240,405,267
-------------------------------------------------------------------------------------------------------------------------
   $985,749       $4,553,883        $341,785     $1,611,934     $(1,874,611)   $(25,594,322)  $(7,066,920)   $(1,707,285)
-------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 STATEMENTS OF CHANGES IN NET ASSETS

                          GOVERNMENT    INTERMEDIATE    LONG-TERM     MUNICIPAL      MORTGAGE
                             MONEY      FIXED INCOME       BOND          BOND         BACKED
                          INVESTMENTS    INVESTMENTS   INVESTMENTS   INVESTMENTS   INVESTMENTS
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)................ $  16,133,021  $  20,534,686  $ 11,029,638  $  2,146,299  $  7,810,784
 Net realized gain
  (loss)................        17,149     (1,169,275)      856,804       (46,971)      797,680
 Net change in
  unrealized
  appreciation
  (depreciation)........            --      7,249,156     8,391,452     2,039,916     3,179,443
------------------------------------------------------------------------------------------------
 INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS............    16,150,170     26,614,567    20,277,894     4,139,244    11,787,907
------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS
FROM (NOTE 3):
 Net investment income..   (16,124,859)   (20,477,022)  (12,361,043)   (2,026,872)   (8,289,597)
 Net realized gain......            --             --            --            --            --
------------------------------------------------------------------------------------------------
 DECREASE IN NET ASSETS
  FROM
  DISTRIBUTIONS TO
  SHAREHOLDERS..........   (16,124,859)   (20,477,022)  (12,361,043)   (2,026,872)   (8,289,597)
------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS
 (NOTE 13):
 Net proceeds from sale
  of shares.............   849,412,997    178,249,168    64,617,502    29,618,111    40,497,082
 Net asset value of
  shares issued for
  reinvestment of
  dividends.............    15,257,421     19,919,280    11,926,307     1,888,004     7,957,625
 Cost of shares
  reacquired............  (754,144,058)  (116,264,487)  (57,318,892)  (28,079,489)  (36,312,247)
------------------------------------------------------------------------------------------------
 INCREASE (DECREASE) IN
  NET ASSETS FROM
  FUND SHARE
  TRANSACTIONS..........   110,526,360     81,903,961    19,224,917     3,426,626    12,142,460
------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
 NET ASSETS.............   110,551,671     88,041,506    27,141,768     5,538,998    15,640,770
NET ASSETS:
 Beginning of year......   278,161,760    296,052,754   155,909,570    46,484,846   120,945,336
------------------------------------------------------------------------------------------------
 END OF YEAR*........... $ 388,713,431  $ 384,094,260  $183,051,338  $ 52,023,844  $136,586,106
------------------------------------------------------------------------------------------------
 * Includes
   undistributed
   (overdistributed)
   net investment income
   of:..................       $14,541       $394,501      $(32,905)     $106,548      $(27,733)
------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                             FOR THE YEAR ENDED AUGUST 31, 1997

                  LARGE           LARGE           SMALL          SMALL                                       EMERGING
              CAPITALIZATION  CAPITALIZATION  CAPITALIZATION CAPITALIZATION INTERNATIONAL   INTERNATIONAL    MARKETS
 BALANCED      VALUE EQUITY       GROWTH       VALUE EQUITY      GROWTH         EQUITY      FIXED INCOME      EQUITY
INVESTMENTS    INVESTMENTS     INVESTMENTS     INVESTMENTS    INVESTMENTS    INVESTMENTS     INVESTMENTS   INVESTMENTS
------------------------------------------------------------------------------------------------------------------------
$ 1,666,045   $   29,404,265  $    7,747,208   $  8,447,670   $ (2,371,322) $    6,969,471  $  7,537,903   $    729,223
  5,264,500      244,358,130     105,324,426     92,675,669     44,824,875      14,500,638    (1,276,124)    15,314,024
  7,589,528      278,616,642     361,953,625     83,746,603     69,521,639      68,927,708    (8,280,279)       573,570
------------------------------------------------------------------------------------------------------------------------
 14,520,073      552,379,037     475,025,259    184,869,942    111,975,192      90,397,817    (2,018,500)    16,616,817
------------------------------------------------------------------------------------------------------------------------
   (896,711)     (44,380,995)     (8,125,928)    (8,311,896)            --     (11,115,301)   (8,003,880)      (236,637)
 (2,108,915)     (78,157,401)    (52,552,184)   (34,893,903)   (71,806,746)    (58,250,387)   (3,360,508)      (274,654)
------------------------------------------------------------------------------------------------------------------------
 (3,005,626)    (122,538,396)    (60,678,112)   (43,205,799)   (71,806,746)    (69,365,688)  (11,364,388)      (511,291)
------------------------------------------------------------------------------------------------------------------------
 57,807,959      530,407,629     591,793,419    227,999,744    551,796,474     661,640,439    41,905,980    252,363,354
  3,002,028      121,239,098      60,140,500     42,735,245     71,203,317      68,817,730    10,952,865        508,577
(32,816,005)    (659,190,672)   (426,880,873)  (268,911,207)  (380,170,033)   (458,775,551)  (43,275,876)  (140,187,007)
------------------------------------------------------------------------------------------------------------------------
 27,993,982       (7,543,945)    225,053,046      1,823,782    242,829,758     271,682,618     9,582,969    112,684,924
------------------------------------------------------------------------------------------------------------------------
 39,508,429      422,296,696     639,400,193    143,487,925    282,998,204     292,714,747    (3,799,919)   128,790,450
 50,280,787    1,512,450,651   1,205,416,734    478,884,071    494,322,936     843,729,567   129,410,402     97,489,429
------------------------------------------------------------------------------------------------------------------------
$89,789,216   $1,934,747,347  $1,844,816,927   $622,371,996   $777,321,140  $1,136,444,314  $125,610,483   $226,279,879
------------------------------------------------------------------------------------------------------------------------
   $940,268       $7,365,482      $5,133,450     $4,079,900        $81,771     $(4,434,527)  $(2,707,990)    $1,090,099
------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

  1.  SIGNIFICANT ACCOUNTING POLICIES

  Consulting Group Capital Markets Funds ("Fund"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consists of thirteen separate investment portfolios ("Portfolios"): Government Money Investments, Intermediate Fixed Income Investments, Long-Term Bond Investments, Municipal Bond Investments, Mortgage Backed Investments, Balanced Investments, Large Capitalization Value Equity Investments, Large Capitalization Growth Investments, Small Capitalization Value Equity Investments, Small Capitalization Growth Investments, International Equity Investments, International Fixed Income Investments and Emerging Markets Equity Investments.

  The significant accounting policies consistently followed by the Fund are:
(a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets or, if there were no sales during the day, at current quoted bid price; securities primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when a significant occurrence subsequent to the time a value was so established is likely to have significantly changed the value then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees; securities traded in the over-the-counter market are valued on the basis of the bid price at the close of business on each day; U.S. government agencies and obligations are valued at the mean between the bid and ask prices; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) dividend income is recorded on the ex-dividend date except that foreign dividends are recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; and interest income is recorded on an accrual basis; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (h) each Portfolio intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At August 31, 1997, reclassifications were made to the capital accounts of the Long-Term Bond Investments, Mortgage Backed Investments, Balanced Investments, Large Capitalization Value Investments, Small Capitalization Value Equity Investments, Small Capitalization Growth Investments, International Equity Investments, International Fixed Income Investments and Emerging Markets Equity Investments to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of over distributed net investment income amounting to $101,123, $479,152 and $2,413,405 was reclassified to paid-in capital for Long-Term Bond Investments, Mortgage Backed Investments and Small Capitalization Growth Investments, respectively. Net investment income, net realized gains and net assets were not affected by this adjustment; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

  Organization costs have been deferred and are being amortized on a straight line basis over a five-year period, beginning with each portfolio's respective commencement of operations.

  In addition, certain portfolios may from time to time enter into futures contracts in order to hedge market risk. Also, certain portfolios may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled.

  2. INVESTMENT ADVISORY AGREEMENT, ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS

  The Fund has entered into an investment management agreement ("Management Agreement") with Mutual Management Corp., formerly known as Smith Barney Mutual Funds Management Inc., a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"). The Consulting Group ("Manager"), a division of MMC, provides investment evaluation services with respect to the investment advisers of the Fund. MMC has entered into an investment advisory agreement with each adviser selected for the Portfolios (collectively, "Advisers").

  Under the Management Agreement, each Portfolio pays MMC a fee, calculated daily and paid monthly, based on the rates applied to the value of each Portfolio's average daily net assets. In addition, MMC pays each Adviser, based on the rates applied to each respective Portfolio's average daily net assets on a monthly basis. The applicable management fee, advisory fee paid by MMC to each Adviser, and the Adviser for each Portfolio are indicated below:

                                                                                    ANNUAL
                                                                          ADVISER MANAGEMENT
            PORTFOLIO                                  ADVISERS             FEE      FEE
--------------------------------------------------------------------------------------------
 Government Money Investments                  Standish, Ayer & Wood,      0.15%     0.15%
                                                Inc.
 Intermediate Fixed Income Investments         Standish, Ayer & Wood,      0.20      0.40
                                                Inc.
 Long-Term Bond Investments                    National Asset              0.20      0.40
                                                Management Corp.
 Municipal Bond Investments                    Smith Affiliated Capital    0.20      0.40
                                                Corp.
 Mortgage Backed Investments                   Atlantic Portfolio          0.25      0.50
                                                Analytics & Management,
                                                Inc.
 Balanced Investments                          Palley-Needelman Asset      0.30      0.60
                                                Management, Inc.
 Large Capitalization Value Equity Investments The Boston Co. Asset        0.30      0.60
                                                Management, Inc.
                                               Parametric Portfolio
                                                Associates:
                                               on the first $300           0.20      0.50
                                                million
                                               on the amount over $300     0.15      0.45
                                                million
 Large Capitalization Growth Investments       Provident Investment        0.30      0.60
                                                Counsel Inc.
                                               Pan Agora Asset
                                                Management:
                                               on the first $300           0.20      0.50
                                                million
                                               on the amount over $300     0.05      0.45
                                                million
 Small Capitalization Value Equity Investments NFJ Investment Group        0.50      0.80
                                               Barclays Global Fund
                                                Advisors:
                                               on the first $200           0.15      0.45
                                                million
                                               on the next $100 million    0.10      0.40
                                               on the amount over $300     0.05      0.35
                                                million
 Small Capitalization Growth Investments       Berger Associates, Inc.     0.50      0.80
                                               Wall Street Associates      0.50      0.80
                                               Mellon Capital
                                                Management Corp.:
                                               on the first $200           0.15      0.45
                                                million
                                               on the next $100 million    0.10      0.40
                                               on the amount over $300     0.05      0.35
                                                million
                                               Montgomery Asset            0.50      0.80
                                                Management, LLC
                                               Westpeak Investment         0.50      0.80
                                                Advisers, L.P.
 International Equity Investments              Oechsle International       0.40      0.70
                                                Advisors L.P.
                                               State Street Global         0.07      0.37
                                                Advisors
 International Fixed Income Investments        Julius Baer Investments     0.25      0.50
                                                Management Inc.
 Emerging Markets Equity Investments           AIB Govett Asset            0.60      0.90
                                                Management Limited
--------------------------------------------------------------------------------------------

  MMC also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets of each respective Portfolio. This fee is calculated daily and paid monthly.

  For the six months ended February 28, 1998, the following fees were waived:

                                                  TOTAL
PORTFOLIO                                      FEE WAIVERS MANAGER ADMINISTRATOR
--------------------------------------------------------------------------------
Mortgage Backed Investments...................   $64,742   $46,372    $18,370
--------------------------------------------------------------------------------

  For the six months ended February 28, 1998, Smith Barney Inc. ("SB"), another subsidiary of SBH, received brokerage commissions of $4,020.

  All officers and one Trustee of the Fund are employees of SB.

  3. EXEMPT-INTEREST DIVIDENDS AND OTHER DIVIDENDS

  Municipal Bond Investments intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the portfolio.

  Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually. Additional taxable distributions may be made if necessary to avoid a Federal excise tax.

  4. INVESTMENTS

  During the six months ended February 28, 1998, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

      PORTFOLIO                                        PURCHASES      SALES
-------------------------------------------------------------------------------
Intermediate Fixed Income Investments................ $205,827,972 $ 85,771,836
Long-Term Bond Investments...........................   47,463,604   69,709,929
Municipal Bond Investments...........................   15,480,867    5,081,655
Mortgage Backed Investments..........................  180,990,996  163,253,697
Balanced Investments.................................   27,588,672   35,997,407
Large Capitalization Value Equity Investments........  543,849,858  778,248,896
Large Capitalization Growth Investments..............  316,970,788  496,023,309
Small Capitalization Value Equity Investments........  334,985,424  125,471,849
Small Capitalization Growth Investments..............  661,029,551  355,588,658
International Equity Investments.....................  470,198,543  373,294,430
International Fixed Income Investments...............  156,355,171  158,880,761
Emerging Markets Equity Investments..................  187,602,445  139,070,606
-------------------------------------------------------------------------------

  At February 28, 1998, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                                                                NET UNREALIZED
                                                                 APPRECIATION
      PORTFOLIO                      APPRECIATION DEPRECIATION  (DEPRECIATION)
------------------------------------------------------------------------------
Intermediate Fixed Income Invest-
 ments.............................. $  6,192,405 $ (2,295,967)  $  3,896,438
Long-Term Bond Investments..........   10,680,956     (663,203)    10,017,753
Municipal Bond Investments..........    2,506,199     (115,272)     2,390,927
Mortgage Backed Investments.........    1,794,971     (330,459)     1,464,512
Balanced Investments................   13,350,325   (1,200,279)    12,150,046
Large Capitalization Value Equity
 Investments........................  535,957,375  (15,152,227)   520,805,148
Large Capitalization Growth Invest-
 ments..............................  800,476,890  (13,754,122)   786,722,768
Small Capitalization Value Equity
 Investments........................  196,266,616  (19,243,930)   177,022,686
Small Capitalization Growth Invest-
 ments..............................  217,052,805  (56,747,160)   160,305,645
International Equity Investments....  258,749,705  (82,911,080)   175,838,625
International Fixed Income Invest-
 ments..............................    1,886,693   (3,455,113)    (1,568,420)
Emerging Markets Equity Invest-
 ments..............................   20,611,335  (15,803,472)     4,807,863
------------------------------------------------------------------------------

  5. FUTURES CONTRACTS

  Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contract. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract.

  The Portfolio enters into such contracts to hedge a portion of its portfolio. The Portfolio bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts) and the credit risk should a counterparty fail to perform under such contracts.

  At February 28, 1998, Large Capitalization Growth Investments, Small Capitalization Growth Investments and International Equity Investments had the following open futures contracts:

LARGE CAPITALIZATION GROWTH INVESTMENTS

                            # OF                  BASIS        MARKET    UNREALIZED
PURCHASED CONTRACTS       CONTRACTS EXPIRATION    VALUE        VALUE        GAIN
------------------------------------------------------------------------------------
Mid Cap 400 Index.......       59      3/98    $  9,834,900 $ 10,428,250 $   593,350
S&P 500 Index...........       80      3/98      20,114,425   21,010,000     895,575
------------------------------------------------------------------------------------
TOTAL...................                       $ 29,949,325 $ 31,438,250 $ 1,488,925
------------------------------------------------------------------------------------

SMALL CAPITALIZATION GROWTH INVESTMENTS

                            # OF                  BASIS        MARKET    UNREALIZED
PURCHASED CONTRACTS       CONTRACTS EXPIRATION    VALUE        VALUE        GAIN
------------------------------------------------------------------------------------
Russell 2000 Index......       49      3/98    $ 11,142,400 $ 11,337,375 $   194,975
------------------------------------------------------------------------------------

INTERNATIONAL EQUITY INVESTMENTS

                            # OF                  BASIS        MARKET    UNREALIZED
PURCHASED CONTRACTS       CONTRACTS EXPIRATION    VALUE        VALUE        GAIN
------------------------------------------------------------------------------------
OMX Index Future........      149      3/98    $  5,102,879 $  5,114,054 $    11,175
Hang Seng Stock Index
 Future.................       43      3/98       2,961,856    3,207,294     245,438
Australian ALL Ordi-
 naries.................      143      3/98       6,452,251    6,576,250     123,999
Deutsche Terminboerse
 DAX....................       75      3/98      17,959,001   19,450,555   1,491,554
IBEX 35 PLUS............      102      3/98       5,594,799    5,927,344     332,545
London Financial Times
 Stock Exchange 100.....      199      3/98      44,017,392   47,875,458   3,858,066
Marche A Terme Interna-
 tional De France CAC
 40.....................      142      3/98      14,336,416   16,006,559   1,670,143
MIB 30..................       52      3/98       7,940,421    8,440,536     500,115
Osak Securities Exchange
 Nikkei 300.............    2,631      3/98      49,866,849   52,940,710   3,073,861
Tokyo Stock Exchange
 TOPIX..................        4      3/98         375,207      404,021      28,814
------------------------------------------------------------------------------------
TOTAL...................                       $154,607,071 $165,942,781 $11,335,710
------------------------------------------------------------------------------------

  6. FOREIGN SECURITIES

  International Equity Investments, International Fixed Income Investments and Emerging Markets Equity Investments invest in foreign securities which may involve risks not present in domestic investments. Since securities may be denominated in a foreign currency and may require settlement in foreign currencies and pay interest and/or a dividend in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolios. Foreign investments may also subject the Portfolios to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

  7. FORWARD FOREIGN CURRENCY CONTRACTS

  At February 28, 1998, International Equity Investments and International Fixed Income Investments had the following open forward foreign currency contracts. The Portfolios bear the market risk that arises from changes in foreign currency exchange rates. The unrealized gain (loss) on the contracts reflected in the accompanying financial statements was as follows:

INTERNATIONAL EQUITY INVESTMENTS

                                   LOCAL        MARKET    SETTLEMENT UNREALIZED
FOREIGN CURRENCY                 CURRENCY       VALUE        DATE    GAIN (LOSS)
--------------------------------------------------------------------------------
TO SELL:
Australian Dollar.............       960,000 $    654,114  3/04/98    $  4,926
Australian Dollar.............       240,000      163,528  3/04/98        (688)
Australian Dollar.............       760,000      517,840  3/04/98      (7,485)
Australian Dollar.............       200,000      136,274  3/04/98        (514)
Australian Dollar.............       280,000      190,783  3/04/98        (523)
Australian Dollar.............       350,000      238,479  3/04/98      (6,158)
Australian Dollar.............     9,520,000    6,486,626  3/04/98    (108,226)
British Pound.................       300,000      493,821  3/04/98      (6,036)
British Pound.................     3,130,000    5,152,198  3/04/98      54,808
British Pound.................     1,010,000    1,662,530  3/04/98      (9,160)
British Pound.................     1,000,000    1,646,070  3/04/98      (7,520)
British Pound.................     1,120,000    1,843,598  3/04/98      (9,374)
British Pound.................       470,000      773,653  3/04/98      (5,861)
British Pound.................       740,000    1,218,091  3/04/98       2,058
British Pound.................     2,540,000    4,181,017  3/04/98       4,446
British Pound.................     1,060,000    1,744,833  3/04/98     (16,822)
British Pound.................       740,000    1,218,091  3/04/98      (5,823)
British Pound.................     1,190,000    1,958,823  3/04/98      (6,449)
British Pound.................    24,030,000   39,555,050  3/04/98     (62,226)
French Franc..................     11,300,00    1,856,276  3/04/98      41,321
French Franc..................     3,400,000      558,525  3/04/98       1,357
French Franc..................     4,800,000      788,506  3/04/98      (1,040)
French Franc..................     2,000,000      328,544  3/04/98        (616)
French Franc..................     4,000,000      657,089  3/04/98      (1,701)
French Franc..................     1,700,000      279,263  3/04/98       4,534
French Franc..................     8,700,000    1,429,168  3/04/98      20,240
French Franc..................       100,000       16,427  3/04/98         (23)
French Franc..................     3,400,000      558,525  3/04/98       1,634
French Franc..................    10,600,000    1,741,285  3/04/98       6,880
French Franc..................    74,900,000   12,303,986  3/04/98      30,816
German Deutschemark...........       400,000      220,477  3/04/98       6,119
German Deutschemark...........    15,300,000    8,433,264  3/04/98      84,956
German Deutschemark...........    13,900,000    7,661,593  3/04/98     164,543
German Deutschemark...........     3,100,000    1,708,701  3/04/98       1,739
German Deutschemark...........     4,300,000    2,370,133  3/04/98      (6,197)
German Deutschemark...........     2,000,000    1,102,387  3/04/98      (3,245)
German Deutschemark...........     5,000,000    2,755,969  3/04/98      (9,848)
German Deutschemark...........     1,800,000      992,149  3/04/98      11,643
German Deutschemark...........     9,400,000    5,181,221  3/04/98      71,878
German Deutschemark...........     1,700,000      937,029  3/04/98      (2,193)
German Deutschemark...........     3,900,000    2,149,656  3/04/98       2,306
German Deutschemark...........     4,100,000    2,259,894  3/04/98       7,366
German Deutschemark...........    17,550,000    9,673,450  3/04/98       2,956
German Deutschemark...........    57,120,000   31,511,217  3/18/98     906,490
Italian Lira..................   620,000,000      346,452  3/04/98        (618)
Italian Lira..................   470,000,000      262,633  3/04/98      (1,304)
Italian Lira..................   520,000,000      290,572  3/04/98      (1,902)
Italian Lira..................   470,000,000      262,633  3/04/98       2,929
Italian Lira.................. 1,430,000,000      799,074  3/04/98       7,746
Italian Lira..................   160,000,000       89,407  3/04/98        (399)
Italian Lira..................   680,000,000      379,979  3/04/98           7

                                  LOCAL         MARKET    SETTLEMENT UNREALIZED
FOREIGN CURRENCY                 CURRENCY       VALUE        DATE    GAIN (LOSS)
--------------------------------------------------------------------------------
Italian Lira.................    650,000,000 $    363,216  3/04/98    $     883
Italian Lira................. 12,400,000,000    6,929,036  3/04/98       13,854
Japanese Yen.................     50,000,000      396,076  3/04/98       (9,766)
Japanese Yen.................    150,000,000    1,188,227  3/04/98      (19,092)
Japanese Yen.................    400,000,000    3,168,605  3/04/98     (133,013)
Japanese Yen.................    830,000,000    6,574,856  3/04/98       55,967
Japanese Yen.................    230,000,000    1,821,948  3/04/98       20,853
Japanese Yen.................    320,000,000    2,534,884  3/04/98       (7,039)
Japanese Yen.................    200,000,000    1,584,303  3/04/98       (2,775)
Japanese Yen.................    210,000,000    1,663,518  3/04/98        9,256
Japanese Yen.................    140,000,000    1,109,012  3/04/98       29,014
Japanese Yen.................    610,000,000    4,832,123  3/04/98      106,868
Japanese Yen.................    100,000,000      792,151  3/04/98       15,147
Japanese Yen.................    310,000,000    2,455,669  3/04/98       70,509
Japanese Yen.................    230,000,000    1,821,948  3/04/98      (31,731)
Japanese Yen.................  5,080,000,000   40,241,289  3/04/98     (438,423)
Japanese Yen.................  8,166,000,000   65,476,413  5/27/98     (866,871)
Spanish Peseta...............     38,000,000      246,763  3/04/98           55
Spanish Peseta...............     39,000,000      253,256  3/04/98         (764)
Spanish Peseta...............     18,000,000      116,888  3/04/98        1,739
Spanish Peseta...............    101,000,000      655,869  3/04/98        8,683
Spanish Peseta...............     28,000,000      181,825  3/04/98         (290)
Spanish Peseta...............     41,000,000      266,244  3/04/98          596
Spanish Peseta...............     59,000,000      383,131  3/04/98        2,011
Spanish Peseta...............    835,000,000    5,422,283  3/04/98       10,378
Swedish Krona................      1,500,000      187,380  3/04/98       (1,874)
Swedish Krona................      1,500,000      187,380  3/04/98       (1,674)
Swedish Krona................      2,800,000      349,776  3/04/98       (3,922)
Swedish Krona................        900,000      112,428  3/04/98         (113)
Swedish Krona................      3,600,000      449,712  3/04/98         (823)
Swedish Krona................        900,000      112,428  3/04/98       (1,768)
Swedish Krona................      1,400,000      174,888  3/04/98       (1,824)
Swedish Krona................      1,800,000      224,856  3/04/98       (1,156)
Swedish Krona................     30,500,000    3,810,059  3/04/98      (15,583)
Swiss Franc..................      1,800,000    1,227,326  3/04/98       44,355
Swiss Franc..................      3,000,000    2,045,543  3/04/98       14,189
--------------------------------------------------------------------------------
                                              329,102,212                27,603
--------------------------------------------------------------------------------
TO BUY:
Australian Dollar............        670,000      456,517  3/04/98        1,235
Australian Dollar............      1,000,000      681,368  3/04/98        4,208
Australian Dollar............        360,000      245,293  3/04/98        3,013
Australian Dollar............        400,000      272,547  3/04/98        4,427
Australian Dollar............        700,000      476,958  3/04/98        9,253
Australian Dollar............        300,000      204,410  3/04/98        9,080
Australian Dollar............        400,000      272,547  3/04/98        8,187
Australian Dollar............      1,500,000    1,022,052  3/04/98       41,352
Australian Dollar............      1,200,000      817,642  3/04/98       28,426
Australian Dollar............        500,000      340,684  3/04/98       13,834
Australian Dollar............      1,000,000      681,368  3/04/98       26,968
Australian Dollar............      1,800,000    1,226,463  3/04/98       51,837
Australian Dollar............        700,000      476,958  3/04/98       19,018
Australian Dollar............        700,000      476,958  3/04/98        2,498
Australian Dollar............        880,000      599,604  3/04/98       (1,348)
Australian Dollar............        200,000      136,274  3/04/98        2,300
Australian Dollar............      9,520,000    6,485,014  6/04/98       95,856
British Pound................        579,088      953,318  3/02/98         (845)
British Pound................        584,319      961,879  3/03/98       (2,831)
British Pound................      4,200,000    6,913,492  3/04/98     (125,708)
British Pound................      2,500,000    4,115,174  3/04/98      (76,826)
British Pound................        900,000    1,481,463  3/04/98       (1,017)
British Pound................      1,500,000    2,469,104  3/04/98        6,029
British Pound................        500,000      823,035  3/04/98        1,655
British Pound................        300,000      493,821  3/04/98       (1,089)

                                   LOCAL        MARKET    SETTLEMENT UNREALIZED
FOREIGN CURRENCY                 CURRENCY       VALUE        DATE    GAIN (LOSS)
--------------------------------------------------------------------------------
British Pound.................       600,000 $    987,642  3/04/98    $  11,082
British Pound.................     2,500,000    4,115,174  3/04/98        4,249
British Pound.................     1,000,000    1,646,070  3/04/98       (7,480)
British Pound.................       300,000      493,821  3/04/98       (5,799)
British Pound.................     2,600,000    4,279,781  3/04/98      (52,339)
British Pound.................     1,000,000    1,646,070  3/04/98       (3,630)
British Pound.................     2,500,000    4,115,174  3/04/98       11,674
British Pound.................     1,200,000    1,975,283  3/04/98       11,963
British Pound.................       900,000    1,481,463  3/04/98       32,463
British Pound.................       500,000      823,035  3/04/98       16,435
British Pound.................     2,900,000    4,773,602  3/04/98       58,637
British Pound.................     1,600,000    2,633,711  3/04/98       24,671
British Pound.................       200,000      329,214  3/04/98        2,782
British Pound.................     1,700,000    2,798,318  3/04/98         (732)
British Pound.................       600,000      987,642  3/04/98        3,102
British Pound.................     1,220,000    2,008,205  3/04/98       (8,248)
British Pound.................     3,540,000    5,827,086  3/04/98       80,250
British Pound.................       550,000      905,338  3/04/98        6,418
British Pound.................       493,957      813,087  3/04/98          578
British Pound.................       221,948      365,322  3/05/98         (314)
British Pound.................    24,030,000   39,296,811  6/04/98      (16,269)
French Franc..................     9,250,000    1,519,518  3/04/98      (46,952)
French Franc..................    10,000,000    1,642,722  3/04/98      (51,935)
French Franc..................     3,400,000      558,525  3/04/98      (15,111)
French Franc..................     7,000,000    1,149,905  3/04/98      (26,150)
French Franc..................     5,000,000      821,361  3/04/98      (23,982)
French Franc..................     8,000,000    1,314,177  3/04/98      (44,288)
French Franc..................     5,000,000      821,361  3/04/98      (24,649)
French Franc..................     1,200,000      197,127  3/04/98       (5,651)
French Franc..................    12,000,000    1,971,266  3/04/98      (58,401)
French Franc..................     5,000,000      821,361  3/04/98      (15,431)
French Franc..................     8,000,000    1,314,177  3/04/98      (21,204)
French Franc..................     5,000,000      821,361  3/04/98       (5,222)
French Franc..................     5,150,000      846,002  3/04/98       (1,944)
French Franc..................     8,900,000    1,462,022  3/04/98        1,977
French Franc..................     9,300,000    1,527,731  3/04/98        3,141
French Franc..................     4,000,000      657,089  3/04/98       (6,448)
French Franc..................    10,300,000    1,692,003  3/04/98      (11,391)
French Franc..................     6,700,000    1,100,624  3/04/98       (6,339)
French Franc..................     1,700,000      279,263  3/04/98          629
French Franc..................     5,995,763      986,548  3/31/98         (361)
French Franc..................     5,864,564      964,960  3/31/98       (3,221)
French Franc..................    74,900,000   12,367,900  6/04/98      (32,763)
German Deutschemark...........     6,750,000    3,720,558  3/04/98     (104,672)
German Deutschemark...........     3,000,000    1,653,581  3/04/98      (48,160)
German Deutschemark...........     1,000,000      551,194  3/04/98      (13,140)
German Deutschemark...........     4,000,000    2,204,775  3/04/98      (44,122)
German Deutschemark...........     3,000,000    1,653,581  3/04/98      (35,114)
German Deutschemark...........     1,000,000      551,194  3/04/98      (15,732)
German Deutschemark...........     1,000,000      551,194  3/04/98      (12,472)
German Deutschemark...........     2,000,000    1,102,387  3/04/98      (30,372)
German Deutschemark...........     1,500,000      826,791  3/04/98      (19,486)
German Deutschemark...........       800,000      440,955  3/04/98      (11,713)
German Deutschemark...........     4,000,000    2,204,775  3/04/98      (58,245)
German Deutschemark...........     2,000,000    1,102,387  3/04/98      (17,183)
German Deutschemark...........     8,000,000    4,409,550  3/04/98      (57,977)
German Deutschemark...........     3,000,000    1,653,581  3/04/98      (14,476)
German Deutschemark...........     2,000,000    1,102,387  3/04/98       (4,113)
German Deutschemark...........     2,000,000    1,102,387  3/04/98       (3,807)
German Deutschemark...........    10,500,000    5,787,534  3/04/98       22,738
German Deutschemark...........     1,900,000    1,047,268  3/04/98       12,996
German Deutschemark...........     4,300,000    2,370,133  3/04/98      (17,363)
German Deutschemark...........    10,000,000    5,511,937  3/04/98      (30,839)
German Deutschemark...........     8,700,000    4,795,385  3/04/98      (20,824)
German Deutschemark...........     2,000,000    1,102,387  3/04/98        4,150
German Deutschemark...........    17,550,000    9,719,222  6/04/98       (9,159)
Italian Lira..................   638,600,000      356,845  3/04/98      (10,578)
Italian Lira.................. 1,500,000,000      838,190  3/04/98      (25,756)

                                  LOCAL        MARKET    SETTLEMENT UNREALIZED
FOREIGN CURRENCY                 CURRENCY       VALUE       DATE    GAIN (LOSS)
-------------------------------------------------------------------------------
Italian Lira.................    400,000,000 $   223,517  3/04/98    $ (5,647)
Italian Lira.................    700,000,000     391,155  3/04/98      (8,605)
Italian Lira.................  2,000,000,000   1,117,586  3/04/98     (34,959)
Italian Lira.................  1,500,000,000     838,190  3/04/98     (23,285)
Italian Lira.................  3,061,400,000   1,710,689  3/04/98       1,222
Italian Lira.................  2,400,000,000   1,341,104  3/04/98       5,752
Italian Lira.................  1,200,000,000     670,552  3/04/98       2,958
Italian Lira.................    320,000,000     178,814  3/04/98        (876)
Italian Lira.................  1,710,000,000     955,536  3/04/98      (2,613)
Italian Lira.................  1,500,000,000     838,190  3/04/98      (1,112)
Italian Lira.................    470,000,000     262,633  3/04/98       1,020
Italian Lira................. 12,400,000,000   6,932,797  6/04/98      (3,219)
Japanese Yen.................    950,000,000   7,525,438  3/04/98      33,324
Japanese Yen.................    700,000,000   5,545,060  3/04/98      25,643
Japanese Yen.................    320,000,000   2,534,884  3/04/98      35,958
Japanese Yen.................    340,000,000   2,693,315  3/04/98      46,576
Japanese Yen.................    100,000,000     792,151  3/04/98       4,582
Japanese Yen.................    100,000,000     792,151  3/04/98      11,432
Japanese Yen.................    100,000,000     792,151  3/04/98      13,820
Japanese Yen.................    150,000,000   1,188,227  3/04/98      28,583
Japanese Yen.................    600,000,000   4,752,908  3/04/98     (24,542)
Japanese Yen.................    200,000,000   1,584,303  3/04/98       2,275
Japanese Yen.................     70,000,000     554,506  3/04/98      10,563
Japanese Yen.................    700,000,000   5,545,060  3/04/98      92,072
Japanese Yen.................     50,000,000     396,076  3/04/98       7,605
Japanese Yen.................    750,000,000   5,941,135  3/04/98     137,529
Japanese Yen.................    100,000,000     792,151  3/04/98      27,538
Japanese Yen.................    180,000,000   1,425,872  3/04/98      65,637
Japanese Yen.................    150,000,000   1,188,227  3/04/98      45,892
Japanese Yen.................    520,000,000   4,119,187  3/04/98     113,332
Japanese Yen.................    480,000,000   3,802,327  3/04/98      99,337
Japanese Yen.................    160,000,000   1,267,442  3/04/98      22,035
Japanese Yen.................    430,000,000   3,406,251  3/04/98      12,809
Japanese Yen.................    250,000,000   1,980,378  3/04/98     (17,224)
Japanese Yen.................    680,000,000   5,386,629  3/04/98    (117,616)
Japanese Yen.................    640,000,000   5,069,769  3/04/98    (122,718)
Japanese Yen.................    140,000,000   1,109,012  3/04/98      (3,247)
Japanese Yen.................  5,080,000,000  40,819,606  6/04/98     502,146
Spanish Peseta...............     90,000,000     584,438  3/04/98     (51,380)
Spanish Peseta...............    100,000,000     649,375  3/04/98     (20,821)
Spanish Peseta...............     40,000,000     259,751  3/04/98      (6,845)
Spanish Peseta...............    150,000,000     974,063  3/04/98     (30,626)
Spanish Peseta...............    200,000,000   1,298,750  3/04/98     (18,425)
Spanish Peseta...............    200,000,000   1,298,750  3/04/98       4,336
Spanish Peseta...............     40,000,000     259,750  3/04/98         892
Spanish Peseta...............    141,000,000     915,619  3/04/98      (7,488)
Spanish Peseta...............     69,000,000     448,069  3/04/98      (2,705)
Spanish Peseta...............    102,000,000     662,363  3/04/98      (3,520)
Spanish Peseta...............     27,000,000     175,331  3/04/98         348
Spanish Peseta...............    835,000,000   5,425,601  6/04/98     (21,413)
Swedish Krona................      7,000,000     874,440  3/04/98     (30,713)
Swedish Krona................      2,000,000     249,840  3/04/98      (5,418)
Swedish Krona................      7,000,000     874,440  3/04/98     (35,206)
Swedish Krona................     10,000,000   1,249,200  3/04/98      (4,373)
Swedish Krona................      4,600,000     574,632  3/04/98       1,345
Swedish Krona................      5,500,000     687,060  3/04/98        (200)
Swedish Krona................        200,000      24,984  3/04/98         (26)
Swedish Krona................      4,100,000     512,172  3/04/98       2,006
Swedish Krona................      3,800,000     474,696  3/04/98       6,323
Swedish Krona................        700,000      87,444  3/04/98       1,090
Swedish Krona................     30,500,000   3,820,140  3/04/98      15,630
Swiss Franc..................      1,800,000   1,227,326  3/04/98     (42,068)
Swiss Franc..................      1,500,000   1,022,771  3/04/98     (16,946)
Swiss Franc..................      1,500,000   1,022,771  3/04/98     (12,354)
-------------------------------------------------------------------------------
                                             358,701,728               33,310
-------------------------------------------------------------------------------
NET UNREALIZED GAIN ON
 FORWARD
 FOREIGN CURRENCY CONTRACTS..                                        $ 60,913
-------------------------------------------------------------------------------

INTERNATIONAL FIXED INCOME INVESTMENTS

                                     LOCAL      MARKET    SETTLEMENT UNREALIZED
FOREIGN CURRENCY                    CURRENCY     VALUE       DATE    GAIN (LOSS)
--------------------------------------------------------------------------------
TO SELL:
British Pound.....................    684,000 $ 1,124,329  3/31/98    $  (1,201)
German Deutschemark............... 15,230,782   8,394,083  3/02/98       45,917
German Deutschemark............... 15,299,526   8,437,138  3/12/98        2,862
German Deutschemark...............  8,324,000   4,592,639  3/20/98      (26,540)
German Deutschemark............... 15,312,439   8,450,476  3/24/98      (10,476)
German Deutschemark............... 15,343,920   8,472,459  4/02/98      (32,459)
Swedish Krona..................... 55,565,854   6,944,382  3/18/98      (83,528)
--------------------------------------------------------------------------------
                                               46,415,506              (105,425)
--------------------------------------------------------------------------------
TO BUY:
German Deutschemark .............. 15,371,688   8,471,740  3/02/98       31,740
--------------------------------------------------------------------------------
NET UNREALIZED LOSS ON FORWARD
 FOREIGN CURRENCY CONTRACTS.......                                    $ (73,685)
--------------------------------------------------------------------------------

  8. REPURCHASE AGREEMENTS

  The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

  9. CAPITAL LOSS CARRYFORWARD

  At August 31, 1997, the Fund had, for Federal income tax purposes, approximately the following unused capital loss carryforwards available to offset future capital gains:

PORTFOLIO                              TOTAL     8/31/03    8/31/04   8/31/05
------------------------------------------------------------------------------
Government Money Investments........ $   37,000 $   29,000 $    8,000 $     --
Intermediate Fixed Income Invest-
 ments..............................  7,321,000  5,086,000  1,462,000  773,000
Long-Term Bond Investments..........    834,000    834,000         --       --
Municipal Bond Investments..........  1,908,000    238,000  1,248,000  422,000
Mortgage Backed Investments.........    199,000         --    199,000       --
------------------------------------------------------------------------------

  To the extent that these capital carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

  10. SECURITIES TRADED ON A TO-BE-ANNOUNCED BASIS

  The Fund may trade securities on a "to-be-announced" ("TBA") basis. In a TBA transaction, the Fund commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in GNMA transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

  As of February 28, 1998, Intermediate Fixed Income Investments held one TBA security with a cost of $9,235,073. In addition, Mortgage Backed Investments held two TBA securities with a cost of $30,378,750.

  11. SHORT SALES OF SECURITIES

  A short sale is a transaction in which the Portfolio sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Portfolio may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Portfolio for the short sale are retained by the broker until the Portfolio replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Portfolio becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

  As of February 28, 1998, there were no open short sale transactions.

  12. LENDING OF PORTFOLIO SECURITIES

  The Portfolios have an agreement with the custodian whereby the custodian may lend securities owned by the Portfolios to brokers, dealers and other financial organizations. Fees earned by the Portfolios on securities lending are recorded in interest income. Loans of securities by the Portfolios are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount equal to the current market value of the loaned securities, plus a margin depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account.

  At February 28, 1998, the Portfolios listed below has loaned common stock. The market value for the securities on loan was as follows:

PORTFOLIO                                                              VALUE
-------------------------------------------------------------------------------
 Balanced Investments.............................................. $ 8,168,478
 Large Capitalization Growth Investments........................... 254,109,611
 Small Capitalization Value Equity Investments.....................  25,691,110
 Small Capitalization Growth Investments...........................  48,012,597
 International Equity Investments..................................  52,344,804
 International Fixed Income Investments............................   3,150,000
 Emerging Markets Equity Investments...............................   2,795,143
-------------------------------------------------------------------------------

  At February 28, 1998, the collateral held for the securities on loan was as follows:

BALANCED INVESTMENTS

SECURITY DESCRIPTION                                                   VALUE
-------------------------------------------------------------------------------
TIME DEPOSITS:
 Banque Paribas, 5.719% due 3/2/98.................................. $2,798,665
 Credit Suisse, 5.719% due 3/2/98...................................  2,033,098
 Svenska Banken, 5.469% due 3/2/98..................................    972,287
REPURCHASE AGREEMENT:
 Morgan Stanley, 5.700% due 3/2/98..................................  2,598,150
-------------------------------------------------------------------------------
Total............................................................... $8,402,200
-------------------------------------------------------------------------------

LARGE CAPITALIZATION GROWTH INVESTMENTS

SECURITY DESCRIPTION                                                  VALUE
-------------------------------------------------------------------------------
TIME DEPOSITS:
 Banque Paribas, 5.719% due 3/2/98................................ $ 87,227,987
 Credit Suisse, 5.719% due 3/2/98.................................   63,367,033
 Svenska Banken, 5.469% due 3/2/98................................   30,303,950
REPURCHASE AGREEMENT:
 Morgan Stanley, 5.700% due 3/2/98................................   80,978,399
-------------------------------------------------------------------------------
Total............................................................. $261,877,369
-------------------------------------------------------------------------------

SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

SECURITY DESCRIPTION                                                   VALUE
-------------------------------------------------------------------------------
TIME DEPOSITS:
 Banque Paribas, 5.719% due 3/2/98................................. $ 9,151,417
 Credit Suisse, 5.719% due 3/2/98..................................   6,648,074
 Svenska Banken, 5.469% due 3/2/98.................................   3,179,302
REPURCHASE AGREEMENT:
 Morgan Stanley, 5.700% due 3/2/98.................................   8,495,749
-------------------------------------------------------------------------------
Total.............................................................. $27,474,542
-------------------------------------------------------------------------------

SMALL CAPITALIZATION GROWTH INVESTMENTS

SECURITY DESCRIPTION                                                   VALUE
-------------------------------------------------------------------------------
TIME DEPOSITS:
 Banque Paribas, 5.719% due 3/2/98................................. $16,565,627
 Credit Suisse, 5.719% due 3/2/98..................................  12,034,149
 Svenska Banken, 5.469% due 3/2/98.................................   5,755,079
REPURCHASE AGREEMENT:
 Morgan Stanley, 5.700% due 3/2/98.................................  15,378,756
-------------------------------------------------------------------------------
Total.............................................................. $49,733,611
-------------------------------------------------------------------------------

INTERNATIONAL EQUITY INVESTMENTS

SECURITY DESCRIPTION                                                   VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS:
 Merrill Lynch, 5.750% due 3/2/98.................................. $10,902,711
 NationsBanc Montgomery Securities, 5.738% due 3/2/98..............  10,902,711
 CS First Boston Corp., 5.768% due 3/2/98..........................     257,663
 Morgan Stanley, 5.698% due 3/2/98.................................  10,902,711
 Bear Stearns, 5.720% due 3/2/98...................................  10,902,711
 J.P. Morgan Securities, 5.700% due 3/2/98.........................  10,902,711
 Windmill Funding, 5.700% due 3/2/98...............................     190,827
-------------------------------------------------------------------------------
Total.............................................................. $54,962,045
-------------------------------------------------------------------------------

INTERNATIONAL FIXED INCOME INVESTMENTS

SECURITY DESCRIPTION                                                   VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS:
 Merrill Lynch, 5.750% due 3/2/98................................... $  684,370
 NationsBanc Montgomery Securities, 5.738% due 3/2/98...............    684,370
 CS First Boston Corp., 5.768% due 3/2/98...........................     16,174
 Morgan Stanley, 5.698% due 3/2/98..................................    684,370
 Bear Stearns, 5.720% due 3/2/98....................................    684,369
 J.P. Morgan Securities, 5.700% due 3/2/98..........................    684,369
 Windmill Funding, 5.700% due 3/2/98................................     11,978
-------------------------------------------------------------------------------
Total............................................................... $3,450,000
-------------------------------------------------------------------------------

EMERGING MARKETS EQUITY INVESTMENTS

SECURITY DESCRIPTION                                                   VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS:
 Merrill Lynch, 5.750% due 3/2/98................................... $  582,190
 NationsBanc Montgomery Securities, 5.738% due 3/2/98...............    582,190
 CS First Boston Corp., 5.768% due 3/2/98...........................     13,760
 Morgan Stanley, 5.698% due 3/2/98..................................    582,190
 Bear Stearns, 5.720% due 3/2/98....................................    582,190
 J.P. Morgan Securities, 5.700% due 3/2/98..........................    582,190
 Windmill Funding, 5.700% due 3/2/98................................     10,190
-------------------------------------------------------------------------------
Total............................................................... $2,934,900
-------------------------------------------------------------------------------

  13. SHARES OF BENEFICIAL INTEREST

  At February 28, 1998, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. Transactions in shares were as follows:

                                               SIX MONTHS ENDED    YEAR ENDED
                                               FEBRUARY 28, 1998 AUGUST 31,1997
-------------------------------------------------------------------------------
GOVERNMENT MONEY INVESTMENTS
Shares sold...................................    704,045,775      849,412,997
Shares issued on reinvestment.................     10,846,162       15,257,421
Shares redeemed...............................   (644,276,663)    (754,144,058)
-------------------------------------------------------------------------------
Net Increase..................................     70,615,274      110,526,360
-------------------------------------------------------------------------------
INTERMEDIATE FIXED INCOME INVESTMENTS
Shares sold...................................     18,340,762       22,229,780
Shares issued on reinvestment.................      1,331,578        2,480,980
Shares redeemed...............................     (8,346,386)     (14,456,187)
-------------------------------------------------------------------------------
Net Increase..................................     11,325,954       10,254,573
-------------------------------------------------------------------------------
LONG-TERM BOND INVESTMENTS
Shares sold...................................      5,620,917        8,150,525
Shares issued on reinvestment.................        553,126        1,232,102
Shares redeemed...............................     (9,279,209)      (7,024,609)
-------------------------------------------------------------------------------
Net Increase (Decrease).......................     (3,105,166)       2,358,018
-------------------------------------------------------------------------------
MUNICIPAL BOND INVESTMENTS
Shares sold...................................      2,445,100        3,511,017
Shares issued on reinvestment.................        115,043          222,819
Shares redeemed...............................     (1,073,377)      (3,327,179)
-------------------------------------------------------------------------------
Net Increase..................................      1,486,766          406,657
-------------------------------------------------------------------------------
MORTGAGE BACKED INVESTMENTS
Shares sold...................................      3,539,230        5,117,755
Shares issued on reinvestment.................        430,813        1,008,056
Shares redeemed...............................     (2,102,729)      (4,592,708)
-------------------------------------------------------------------------------
Net Increase..................................      1,867,314        1,533,103
-------------------------------------------------------------------------------
BALANCED INVESTMENTS
Shares sold...................................      1,420,287        5,179,672
Shares issued on reinvestment.................        428,428          275,077
Shares redeemed...............................     (2,646,514)      (3,006,395)
-------------------------------------------------------------------------------
Net Increase (Decrease).......................       (797,799)       2,448,354
-------------------------------------------------------------------------------
LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS
Shares sold...................................     27,570,298       40,317,277
Shares issued on reinvestment.................     23,017,595        9,591,013
Shares redeemed...............................    (42,486,132)     (51,090,285)
-------------------------------------------------------------------------------
Net Increase (Decrease).......................      8,101,761       (1,181,995)
-------------------------------------------------------------------------------
LARGE CAPITALIZATION GROWTH INVESTMENTS
Shares sold...................................     18,100,262       38,837,237
Shares issued on reinvestment.................      7,127,231        4,117,121
Shares redeemed...............................    (29,460,614)     (28,169,117)
-------------------------------------------------------------------------------
Net Increase (Decrease).......................     (4,233,121)      14,785,241
-------------------------------------------------------------------------------
SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS
Shares sold...................................     22,231,958       18,547,348
Shares issued on reinvestment.................      7,115,568        3,718,417
Shares redeemed...............................     (9,175,334)     (22,282,636)
-------------------------------------------------------------------------------
Net Increase (Decrease).......................     20,172,192          (16,871)
-------------------------------------------------------------------------------
SMALL CAPITALIZATION GROWTH INVESTMENTS
Shares sold...................................     47,221,080       33,405,849
Shares issued on reinvestment.................      3,703,449        4,411,506
Shares redeemed...............................    (30,108,891)     (23,101,137)
-------------------------------------------------------------------------------
Net Increase..................................     20,815,638       14,716,218
-------------------------------------------------------------------------------

                                                SIX MONTHS ENDED    YEAR ENDED
                                                FEBRUARY 28, 1998 AUGUST 31,1997
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INVESTMENTS
Shares sold....................................     68,659,246      62,969,435
Shares issued on reinvestment..................      3,453,744       6,670,111
Shares redeemed................................    (54,216,929)    (43,209,206)
--------------------------------------------------------------------------------
Net Increase...................................     17,896,061      26,430,340
--------------------------------------------------------------------------------
INTERNATIONAL FIXED INCOME INVESTMENTS
Shares sold....................................      5,777,169       4,814,720
Shares issued on reinvestment..................        818,723       1,243,385
Shares redeemed................................     (4,848,049)     (4,960,070)
--------------------------------------------------------------------------------
Net Increase...................................      1,747,843       1,098,035
--------------------------------------------------------------------------------
EMERGING MARKETS EQUITY INVESTMENTS
Shares sold....................................     19,253,659      27,633,350
Shares issued on reinvestment..................      2,460,933          59,448
Shares redeemed................................    (13,048,760)    (14,865,187)
--------------------------------------------------------------------------------
Net Increase...................................      8,665,832      12,827,611
--------------------------------------------------------------------------------

 FINANCIAL HIGHLIGHTS
FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD:

GOVERNMENT MONEY
INVESTMENTS                 1998(1)        1997      1996      1995      1994       1993
-----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD..........     $1.00       $1.00     $1.00     $1.00     $1.00      $1.00
-----------------------------------------------------------------------------------------
 Net investment in-
  come(2)................      0.02        0.05      0.05      0.05      0.03       0.03
 Dividends from net in-
  vestment income........     (0.02)      (0.05)    (0.05)    (0.05)    (0.03)     (0.03)
-----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD..................     $1.00       $1.00     $1.00     $1.00     $1.00      $1.00
-----------------------------------------------------------------------------------------
TOTAL RETURN.............      2.50%++     4.98%     5.02%     5.24%     3.10%      2.76%
-----------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
 (000S)..................  $459,378    $388,713  $278,162  $241,590  $184,656    $84,034
-----------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET AS-
 SETS:
 Expenses(2).............      0.60%+      0.60%     0.60%     0.60%     0.55%      0.50%
 Net investment income...      5.01+       4.91      4.93      5.14      3.16       2.71
-----------------------------------------------------------------------------------------
INTERMEDIATE FIXED INCOME
INVESTMENTS                 1998(1)        1997      1996      1995      1994       1993
-----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD..........     $8.06       $7.92     $8.10     $7.92     $8.58      $8.25
-----------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERA-
 TIONS:
 Net investment in-
  come(2)................      0.24        0.50      0.50      0.50      0.47       0.51
 Net realized and
  unrealized gain
  (loss).................      0.09        0.14     (0.17)     0.16     (0.56)      0.33
-----------------------------------------------------------------------------------------
Total Income (Loss) From
 Operations..............      0.33        0.64      0.33      0.66     (0.09)      0.84
-----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income...     (0.26)      (0.50)    (0.51)    (0.48)    (0.50)     (0.48)
 Net realized gains......        --          --        --        --     (0.06)     (0.03)
 Capital.................        --          --        --        --     (0.01)        --
-----------------------------------------------------------------------------------------
Total Distributions......     (0.26)      (0.50)    (0.51)    (0.48)    (0.57)     (0.51)
-----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD..................     $8.13       $8.06     $7.92     $8.10     $7.92      $8.58
-----------------------------------------------------------------------------------------
TOTAL RETURN.............      4.14%++     8.23%     4.08%     8.70%    (1.13)%    10.59%
-----------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
 (000S)..................  $479,182    $384,094  $296,053  $246,323  $223,548   $140,580
-----------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET AS-
 SETS:
 Expenses(2).............      0.71%+      0.73%     0.73%     0.80%     0.80%      0.80%
 Net investment income...      5.96+       6.19      5.78      6.40      5.77       5.94
-----------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE..        22%        118%       98%       98%       86%        92%
-----------------------------------------------------------------------------------------

(1) For the six months ended February 28, 1998 (unaudited).
(2) Expense ratios and the per share decreases in net investment income before fee waivers and/or expense reimbursements were as follows:

                                NET INVESTMENT INCOME       EXPENSE RATIOS WITHOUT WAIVERS
                                 PER SHARE DECREASE               AND REIMBURSEMENTS
                            ----------------------------- --------------------------------------
   PORTFOLIO                1997  1996  1995  1994  1993   1997    1996    1995    1994    1993
   ---------                ----- ----- ----- ----- ----- ------  ------  ------  ------  ------
   Government Money
    Investments............ $0.01 $0.01 $0.05 $0.03 $0.02   0.64%   0.72%   0.74%   0.84%   1.39%
   Intermediate Fixed
    Income Investments.....   N/A   N/A   N/A   N/A  0.01    N/A     N/A     N/A     N/A    0.88

++Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.

FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD:

LONG-TERM BOND
INVESTMENTS                1998(1)        1997      1996      1995   1994(2)      1993
---------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD.........     $8.26       $7.87     $8.23     $7.86     $8.70     $8.26
---------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPER-
 ATIONS:
 Net investment in-
  come(3)...............      0.26        0.53      0.51      0.45      0.38      0.47
 Net realized and
  unrealized gain
  (loss)................      0.42        0.46     (0.41)     0.36     (0.75)     0.42
---------------------------------------------------------------------------------------
Total Income (Loss) From
 Operations.............      0.68        0.99      0.10      0.81     (0.37)     0.89
---------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income..     (0.26)      (0.59)    (0.46)    (0.44)    (0.41)    (0.45)
 Net realized gains.....        --          --        --        --     (0.06)       --
 Capital................        --       (0.01)       --        --     (0.00)*      --
---------------------------------------------------------------------------------------
Total Distributions.....     (0.26)      (0.60)    (0.46)    (0.44)    (0.47)    (0.45)
---------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD.................     $8.68       $8.26     $7.87     $8.23     $7.86     $8.70
---------------------------------------------------------------------------------------
TOTAL RETURN............      8.43%++    12.93%     1.11%    10.71%    (3.93)%   11.08%
---------------------------------------------------------------------------------------
NET ASSETS, END OF PE-
 RIOD (000S)............  $165,458    $183,051  $155,910  $137,545   $94,628   $64,734
---------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
 ASSETS:
 Expenses(3)............      0.80%+      0.78%     0.80%     0.80%     0.80%     0.80%
 Net investment income..      6.03+       6.54      6.18      5.80      5.34      5.40
---------------------------------------------------------------------------------------
PORTFOLIO TURNOVER
 RATE...................        26%         34%      125%       62%       43%       35%
---------------------------------------------------------------------------------------
MUNICIPAL BOND
INVESTMENTS                1998(1)        1997      1996      1995      1994      1993
---------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD.........     $8.62       $8.26     $8.27     $8.06     $8.85     $8.25
---------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPER-
 ATIONS:
 Net investment in-
  come(3)...............      0.18        0.38      0.38      0.40      0.40      0.41
 Net realized and
  unrealized gain
  (loss)................      0.23        0.34        --      0.21     (0.71)     0.62
---------------------------------------------------------------------------------------
Total Income (Loss) From
 Operations.............      0.41        0.72      0.38      0.61     (0.31)     1.03
---------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income..     (0.19)      (0.36)    (0.39)    (0.40)    (0.40)    (0.41)
 Net realized gains.....        --          --        --     (0.00)*   (0.05)    (0.02)
 Capital................        --          --        --        --     (0.03)       --
---------------------------------------------------------------------------------------
Total Distributions.....     (0.19)      (0.36)    (0.39)    (0.40)    (0.48)    (0.43)
---------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD.................     $8.84       $8.62     $8.26     $8.27     $8.06     $8.85
---------------------------------------------------------------------------------------
TOTAL RETURN............      4.82%++     8.88%     4.62%     7.86%    (3.78)%   12.94%
---------------------------------------------------------------------------------------
NET ASSETS, END OF PE-
 RIOD (000S)............   $66,444     $52,024   $46,485   $45,356   $56,625   $47,811
---------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
 ASSETS:
 Expenses(3)............      0.80%+      0.80%     0.80%     0.80%     0.80%     0.80%
 Net investment income..      4.29+       4.50      4.59      4.99      4.59      4.76
---------------------------------------------------------------------------------------
PORTFOLIO TURNOVER
 RATE...................         9%         31%       29%       49%      132%       15%
---------------------------------------------------------------------------------------

(1) For the six months ended February 28, 1998 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(3) Expense ratios and the per share decreases in net investment income before fee waivers and/or expense reimbursements were as follows:

                                NET INVESTMENT INCOME        EXPENSE RATIOS WITHOUT WAIVERS
                                 PER SHARE DECREASE              AND/OR REIMBURSEMENTS
                            ------------------------------ --------------------------------------
   PORTFOLIO                1997   1996  1995  1994  1993   1997    1996    1995    1994    1993
   ---------                -----  ----- ----- ----- ----- ------  ------  ------  ------  ------
   Long-Term Bond
    Investments............   N/A    N/A $0.01 $0.01 $0.02    N/A     N/A    0.93%   0.95%   1.09%
   Municipal Bond
    Investments............ $0.00* $0.02  0.02  0.01  0.02   0.83%   1.02%   1.04    0.93    1.02

 * Amount represents less than $0.01 per share.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD:

MORTGAGE BACKED
INVESTMENTS                1998(1)        1997   1996(2)      1995      1994      1993
-----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD.........     $7.96       $7.74     $7.91     $7.69     $8.21     $8.19
-----------------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
 Net investment in-
  come(3)...............      0.23        0.48      0.48      0.51      0.41      0.53
 Net realized and
  unrealized gain
  (loss)................      0.14        0.25     (0.14)     0.22     (0.41)     0.00*
-----------------------------------------------------------------------------------------
Total Income From Opera-
 tions..................      0.37        0.73      0.34      0.73      0.00      0.53
-----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income..     (0.24)      (0.51)    (0.48)    (0.49)    (0.41)    (0.42)
 Net realized gains.....        --          --        --        --     (0.04)    (0.04)
 Capital................        --          --     (0.03)    (0.02)    (0.10)    (0.05)
-----------------------------------------------------------------------------------------
Total Distributions.....     (0.24)      (0.51)    (0.51)    (0.51)    (0.55)    (0.51)
-----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD.................     $8.09       $7.96     $7.74     $7.91     $7.69     $8.21
-----------------------------------------------------------------------------------------
TOTAL RETURN............      4.70%++     9.69%     4.37%     9.96%    (0.20)%    6.68%
-----------------------------------------------------------------------------------------
NET ASSETS, END OF PE-
 RIOD (000S)............  $153,828    $136,586  $120,945  $104,789  $120,427   $94,421
-----------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
 ASSETS:
 Expenses(3)............      0.80%+      0.80%     0.80%     0.80%     0.80%     0.80%
 Net investment income..      5.81+       6.08      6.09      6.85      6.38      6.53
-----------------------------------------------------------------------------------------
PORTFOLIO TURNOVER
 RATE...................       114%         94%       23%       30%       53%       93%
-----------------------------------------------------------------------------------------
BALANCED INVESTMENTS       1998(1)        1997      1996      1995      1994   1993(4)
-----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD.........    $12.01      $10.00     $9.37     $8.63     $8.41     $8.00
-----------------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
 Net investment in-
  come(3)...............      0.14        0.27      0.29      0.26      0.21      0.09
 Net realized and
  unrealized gain.......      0.87        2.27      0.95      0.81      0.16      0.42
-----------------------------------------------------------------------------------------
Total Income From Opera-
 tions..................      1.01        2.54      1.24      1.07      0.37      0.51
-----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income..     (0.12)      (0.27)    (0.28)    (0.29)    (0.15)    (0.10)
 Net realized gains.....     (0.57)      (0.26)    (0.33)    (0.04)       --        --
 Capital................        --          --        --        --        --     (0.00)*
-----------------------------------------------------------------------------------------
Total Distributions.....     (0.69)      (0.53)    (0.61)    (0.33)    (0.15)    (0.10)
-----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD.................    $12.33      $12.01    $10.00     $9.37     $8.63     $8.41
-----------------------------------------------------------------------------------------
TOTAL RETURN............      8.61%++    26.05%    13.60%    12.76%     4.62%     6.35%++
-----------------------------------------------------------------------------------------
NET ASSETS, END OF PE-
 RIOD (000S)............   $82,356     $89,789   $50,281   $30,268   $14,940    $5,258
-----------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
 ASSETS:
 Expenses(3)............      0.96%+      1.00%     1.00%     1.00%     1.00%     1.00%+
 Net investment income..      2.11+       2.49      2.85      3.28      2.66      2.67+
-----------------------------------------------------------------------------------------
PORTFOLIO TURNOVER
 RATE...................        55%         67%       47%       47%       43%       10%
-----------------------------------------------------------------------------------------
AVERAGE COMMISSIONS PER
 SHARE
 PAID ON EQUITY
 TRANSACTIONS(5)........     $0.06       $0.06     $0.06        --        --        --
-----------------------------------------------------------------------------------------

(1) For the six months ended February 28, 1998 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(3) Expense ratios and the per share decreases in net investment income before fee waivers and/or expense reimbursements were as follows:

                                   NET INVESTMENT INCOME            EXPENSE RATIOS WITHOUT WAIVERS
                                    PER SHARE DECREASE                   AND/OR REIMBURSEMENTS
                            ------------------------------------- -----------------------------------------
   PORTFOLIO                1998   1997   1996  1995  1994  1993  1998    1997   1996   1995   1994   1993
   ---------                -----  -----  ----- ----- ----- ----- -----   -----  -----  -----  -----  -----
   Mortgage Backed
    Investments............ $0.00* $0.01  $0.01 $0.02 $0.02 $0.04  0.89%+  0.93%  0.94%  1.09%  1.06%  1.13%
   Balanced Investments....   N/A   0.00*  0.03  0.06  0.08  0.15   N/A    1.02   1.26   1.75   2.01   5.55

(4) For the period from February 16, 1993 (commencement of operations) to August 31, 1993.
(5) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.
* Amount represents less than $0.01 per share.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD:

LARGE CAPITALIZATION
VALUE EQUITY INVESTMENTS   1998(1)      1997    1996  1995(2)    1994  1993(2)
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD..........  $14.91     $11.55  $10.42   $9.39    $9.35   $8.77
-------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
 Net investment in-
  come(3)................    0.09       0.23    0.26    0.27     0.17    0.25
 Net realized and
  unrealized gain........    1.87       4.09    1.25    1.16     0.02    0.54
-------------------------------------------------------------------------------
Total Income From Opera-
 tions...................    1.96       4.32    1.51    1.43     0.19    0.79
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income...   (0.11)     (0.34)  (0.24)  (0.24)   (0.15)  (0.14)
 Net realized gains......   (2.76)     (0.62)  (0.14)  (0.16)    0.00*  (0.07)
-------------------------------------------------------------------------------
Total Distributions......   (2.87)     (0.96)  (0.38)  (0.40)   (0.15)  (0.21)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD..................  $14.00     $14.91  $11.55  $10.42    $9.39   $9.35
-------------------------------------------------------------------------------
TOTAL RETURN.............   14.04%++   38.98%  14.75%  16.14%    2.09%   9.25%
-------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
 (MILLIONS)..............  $1,930     $1,935  $1,512  $1,070     $832    $563
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET AS-
 SETS:
 Expenses(3).............    0.79%+     0.78%   0.80%   0.83%    0.88%   0.95%
 Net investment income...    1.31+      1.70    2.31    2.93     2.57    2.88
-------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE..      29%        70%     24%     21%     108%     47%
-------------------------------------------------------------------------------
AVERAGE COMMISSIONS PER
 SHARE
 PAID ON EQUITY
 TRANSACTIONS(4).........   $0.05      $0.05   $0.06      --       --      --
-------------------------------------------------------------------------------
LARGE CAPITALIZATION
GROWTH INVESTMENTS         1998(1)      1997    1996     1995    1994  1993(2)
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD..........  $17.27     $13.10  $12.13  $10.00    $9.76   $8.88
-------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
 Net investment in-
  come(3)................    0.04       0.07    0.07    0.09     0.03    0.00*
 Net realized and
  unrealized gain........    2.82       4.72    1.46    2.13     0.21    0.89
-------------------------------------------------------------------------------
Total Income From Opera-
 tions...................    2.86       4.79    1.53    2.22     0.24    0.89
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income...   (0.08)     (0.08)  (0.06)  (0.08)      --   (0.01)
 Net realized gains......   (1.24)     (0.54)  (0.50)  (0.01)      --      --
 Capital.................      --         --      --      --       --   (0.00)*
-------------------------------------------------------------------------------
Total Distributions......   (1.32)     (0.62)  (0.56)  (0.09)      --   (0.01)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD..................  $18.81     $17.27  $13.10  $12.13   $10.00   $9.76
-------------------------------------------------------------------------------
TOTAL RETURN.............   17.22%++   37.47%  12.89%  22.30%    2.46%  10.00%
-------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
 (MILLIONS)..............  $1,930     $1,845  $1,205    $782     $458    $238
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET AS-
 SETS:
 Expenses(3).............    0.62%+     0.69%   0.83%   0.88%    0.98%   1.12%
 Net investment income
  (loss).................    0.39+      0.50    0.63    0.98     0.39   (0.04)
-------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE..      24%        65%     40%     38%     104%     47%
-------------------------------------------------------------------------------
AVERAGE COMMISSIONS PER
 SHARE
 PAID ON EQUITY
 TRANSACTIONS(4).........   $0.04      $0.03   $0.06      --       --      --
-------------------------------------------------------------------------------

(1) For the six months ended February 28, 1998 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(3) Expense ratios and the per share decreases in net investment income before fee waivers and/or expense reimbursements were as follows:

                                                             EXPENSE RATIOS
                                           NET INVESTMENT        WITHOUT
                                             INCOME PER      WAIVERS AND/OR
                                           SHARE DECREASE    REIMBURSEMENTS
                                           ----------------  ----------------
   PORTFOLIO                                1995     1994     1995     1994
   ---------                               -------  -------  -------  -------
   Large Capitalization Value Equity
    Investments...........................   $0.01    $0.00*    0.93%    0.92%
   Large Capitalization Growth
    Investments...........................    0.00*    0.00*    0.98     1.02

(4) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.
* Amount represents less than $0.01 per share.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD:

SMALL CAPITALIZATION
VALUE EQUITY INVESTMENTS   1998(1)        1997      1996      1995       1994       1993
-----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD.........    $14.45      $11.11    $10.01    $ 9.03      $9.94      $8.68
-----------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPER-
 ATIONS:
 Net investment in-
  come(2)...............      0.06        0.19      0.16      0.15       0.08       0.06
 Net realized and
  unrealized gain
  (loss)................      1.90        4.22      1.08      0.95      (0.40)      1.31
-----------------------------------------------------------------------------------------
Total Income (Loss) From
 Operations.............      1.96        4.41      1.24      1.10      (0.32)      1.37
-----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income..     (0.13)      (0.19)    (0.14)    (0.12)     (0.07)     (0.03)
 Net realized gains.....     (1.72)      (0.88)       --     (0.00)*    (0.52)     (0.08)
-----------------------------------------------------------------------------------------
Total Distributions.....     (1.85)      (1.07)    (0.14)    (0.12)     (0.59)     (0.11)
-----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD.................    $14.56      $14.45    $11.11    $10.01      $9.03      $9.94
-----------------------------------------------------------------------------------------
TOTAL RETURN............     14.23%++    42.40%    12.48%    12.50%     (3.30)%    15.74%
-----------------------------------------------------------------------------------------
NET ASSETS, END OF PE-
 RIOD (000S)............  $920,740    $622,372  $478,884  $340,306   $342,388   $183,051
-----------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
 ASSETS:
 Expenses(2)............      0.87%+      0.90%     0.95%     1.11%      1.06%      1.11%
 Net investment income..      1.42+       1.62      1.52      1.54       1.12       0.82
-----------------------------------------------------------------------------------------
PORTFOLIO TURNOVER
 RATE...................        16%         53%       39%      115%        65%        70%
-----------------------------------------------------------------------------------------
AVERAGE COMMISSIONS PER
 SHARE
 PAID ON EQUITY
 TRANSACTIONS(3)........     $0.04       $0.04     $0.04        --         --         --
-----------------------------------------------------------------------------------------
SMALL CAPITALIZATION
GROWTH INVESTMENTS         1998(1)        1997      1996   1995(4)    1994(4)    1993(4)
-----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD.........    $18.29      $17.79    $17.19    $12.50     $11.21      $7.99
-----------------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
 Net investment
  loss(2)...............     (0.03)      (0.06)    (0.08)    (0.05)     (0.09)     (0.07)
 Net realized and
  unrealized gain.......      1.07        2.87      3.36      4.81       1.56       3.29
-----------------------------------------------------------------------------------------
Total Income From Opera-
 tions..................      1.04        2.81      3.28      4.76       1.47       3.22
-----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net realized gains.....     (1.16)      (2.31)    (2.68)    (0.07)     (0.14)        --
 Capital................        --          --        --        --      (0.04)        --
-----------------------------------------------------------------------------------------
Total Distributions.....     (1.16)      (2.31)    (2.68)    (0.07)     (0.18)        --
-----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD.................    $18.17      $18.29    $17.79    $17.19     $12.50     $11.21
-----------------------------------------------------------------------------------------
TOTAL RETURN............      6.08%++    17.53%    21.33%    38.25%     13.18%     40.30%
-----------------------------------------------------------------------------------------
NET ASSETS, END OF PE-
 RIOD (MILLIONS)........    $1,151        $777      $494      $315       $180        $75
-----------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
 ASSETS:
 Expenses(2)............      1.00%+      0.90%     1.00%     1.14%      1.20%      1.25%
 Net investment loss....     (0.40)+     (0.39)    (0.49)    (0.35)     (0.78)     (0.72)
-----------------------------------------------------------------------------------------
PORTFOLIO TURNOVER
 RATE...................        38%         81%       83%      174%        94%        97%
-----------------------------------------------------------------------------------------
AVERAGE COMMISSIONS PER
 SHARE
 PAID ON EQUITY
 TRANSACTIONS(3)........     $0.03       $0.03     $0.08        --         --         --
-----------------------------------------------------------------------------------------

(1) For the six months ended February 28, 1998 (unaudited).
(2) Expense ratios and the per share decreases in net investment income before fee waivers and/or expense reimbursements were as follows:

                                                             EXPENSE RATIOS
                                           NET INVESTMENT        WITHOUT
                                             INCOME PER      WAIVERS AND/OR
                                           SHARE DECREASE    REIMBURSEMENTS
                                           ----------------  --------------
   PORTFOLIO                                1995     1994     1995     1994
   ---------                               -------  -------  -------  -------
   Small Capitalization Value Equity
    Investments........................... $  0.00*     N/A     1.13%     N/A
   Small Capitalization Growth
    Investments...........................    0.00* $  0.00*    1.16     1.49%

(3) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.
(4) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
 * Amount represents less than $0.01 per share.
++Total return is not annualized, so it may not be representative of the total return for the year.
+ Annualized.

FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD:

INTERNATIONAL EQUITY
INVESTMENTS                    1998(1)      1997    1996    1995   1994(2)   1993
----------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD......................  $10.63     $10.49  $10.50  $10.86   $ 9.57   $7.76
----------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERA-
 TIONS:
 Net investment income.......    0.03       0.09      --    0.05     0.02    0.05
 Net realized and unrealized
  gain (loss)................    0.73       0.87    0.44   (0.09)    1.54    1.79
----------------------------------------------------------------------------------
Total Income (Loss) From Op-
 erations....................    0.76       0.96    0.44   (0.04)    1.56    1.84
----------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income.......   (0.18)     (0.12)  (0.17)     --    (0.03)  (0.03)
 Net realized gains..........   (0.11)     (0.70)  (0.28)  (0.32)   (0.24)     --
----------------------------------------------------------------------------------
Total Distributions..........   (0.29)     (0.82)  (0.45)  (0.32)   (0.27)  (0.03)
----------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERI-
 OD..........................  $11.10     $10.63  $10.49  $10.50   $10.86   $9.57
----------------------------------------------------------------------------------
TOTAL RETURN.................    7.51%++    9.53%   4.23%  (0.18)%  16.74%  23.73%
----------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
 (MILLIONS)..................  $1,385     $1,136    $844    $663     $595    $270
----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
 Expenses(3).................    0.90%+     0.97%   1.00%   1.19%    1.19%   1.32%
 Net investment income
  (loss).....................    0.36+      0.70   (0.12)   0.43     0.23    0.61
----------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE......      33%        32%     50%     28%      33%     46%
----------------------------------------------------------------------------------
AVERAGE COMMISSIONS PER SHARE
 PAID ON EQUITY
 TRANSACTIONS(4).............   $0.02      $0.02   $0.02      --       --      --
----------------------------------------------------------------------------------

(1) For the six months ended February 28, 1998 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(3) During the year ended August 31, 1996, the portfolio earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the ratio of expenses to average net assets for International Equity Investments would be 1.00%; prior year numbers have not been restated to reflect these numbers.
(4) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per shares.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD:

INTERNATIONAL FIXED
INCOME INVESTMENTS         1998(1)        1997       1996      1995      1994       1993
-----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD.........     $8.21       $9.11      $9.01     $8.17     $8.86      $8.71
-----------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPER-
 ATIONS:
 Net investment in-
  come(2)...............      0.25        0.51       0.55      0.56      0.40       0.51
 Net realized and
  unrealized gain
  (loss)................      0.18       (0.62)      0.49      0.84     (0.32)      0.20
-----------------------------------------------------------------------------------------
Total Income (Loss) From
 Operations.............      0.43       (0.11)      1.04      1.40      0.08       0.71
-----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income..     (0.24)      (0.55)     (0.94)    (0.56)    (0.65)     (0.55)
 Net realized gains.....     (0.23)      (0.24)        --        --     (0.12)     (0.01)
 Capital................        --          --         --        --     (0.00)*       --
-----------------------------------------------------------------------------------------
Total Distributions.....     (0.47)      (0.79)     (0.94)    (0.56)    (0.77)     (0.56)
-----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD.................     $8.17       $8.21      $9.11     $9.01     $8.17      $8.86
-----------------------------------------------------------------------------------------
TOTAL RETURN............      5.33%++    (1.52)%    12.05%    17.66%     1.00%      8.67%
-----------------------------------------------------------------------------------------
NET ASSETS, END OF PE-
 RIOD (000S)............  $139,360    $125,610   $129,410  $105,884  $116,929   $100,362
-----------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
 ASSETS:
 Expenses(2)(3).........      0.96%+      0.99%      1.02%     0.95%     0.95%      0.95%
 Net investment income..      5.58+       5.87       6.34      6.50      5.54       6.03
-----------------------------------------------------------------------------------------
PORTFOLIO TURNOVER
 RATE...................       127%        251%       211%      307%      358%       251%
-----------------------------------------------------------------------------------------

(1) For the six months ended February 28, 1998 (unaudited).
(2) Expense ratios and the per share decreases in net investment income before fee waivers and/or expense reimbursements were as follows:

                                                        EXPENSE RATIOS
                             NET INVESTMENT INCOME      WITHOUT WAIVERS
                              PER SHARE DECREASE     AND/OR REIMBURSEMENTS
                            ----------------------- -------------------------
   PORTFOLIO                 1995    1994    1993    1995     1994     1993
   ---------                ------- ------- ------- -------  -------  -------
   International Fixed
    Income Investments..... $  0.02 $  0.01   $0.02    1.18%    1.08%    1.22%

(3) During the years ended August 31, 1997 and August 31, 1996, the portfolios earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the ratio of expenses to average net assets for International Fixed Income Investments would be 0.97% and 0.97%, respectively; prior year numbers have not been restated to reflect these numbers.
 * Amount represents less than $0.01 per share.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD:

EMERGING MARKETS EQUITY
INVESTMENTS                  1998(1)         1997     1996  1995(2)   1994(3)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
 OF PERIOD................     $9.31        $8.50    $7.85    $9.49     $8.00
--------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERA-
 TIONS:
 Net investment income
  (loss)(4)...............        --         0.04     0.03     0.01     (0.02)
 Net realized and
  unrealized gain (loss)..     (1.46)        0.79     0.62    (1.45)     1.51
--------------------------------------------------------------------------------
Total Income (Loss) From
 Operations...............     (1.46)        0.83     0.65    (1.44)     1.49
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income....     (0.10)       (0.01)      --       --        --
 Net realized gains.......     (0.46)       (0.01)      --    (0.20)       --
--------------------------------------------------------------------------------
Total Distributions.......     (0.56)       (0.02)      --    (0.20)       --
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD...................     $7.29        $9.31    $8.50    $7.85     $9.49
--------------------------------------------------------------------------------
TOTAL RETURN..............    (15.73)%++     9.88%    8.28%  (15.13)%   18.63%++
--------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
 (000S)...................  $240,405     $226,280  $97,489  $59,333   $36,365
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET AS-
 SETS:
 Expenses(4)(5)...........      1.55%+       1.60%    1.84%    1.75%     1.72%+
 Net investment income
  (loss)..................      0.20+        0.39     0.26     0.15     (0.42)+
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE...        63%         105%     106%      89%       16%
--------------------------------------------------------------------------------
AVERAGE COMMISSIONS PER
 SHARE
 PAID ON EQUITY
 TRANSACTIONS(6)..........     $0.00*       $0.00*   $0.00*      --        --
--------------------------------------------------------------------------------

(1) For the six months ended February 28, 1998 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(3) For the period from April 21, 1994 (commencement of operations) to August 31, 1994.
(4) Expense ratios and the per share decreases in net investment income before fee waivers and/or expense reimbursements were as follows:

                                                        EXPENSE RATIOS
                             NET INVESTMENT INCOME      WITHOUT WAIVERS
                              PER SHARE DECREASE     AND/OR REIMBURSEMENTS
                            ----------------------- -------------------------
   PORTFOLIO                 1996    1995    1994    1996     1995     1994
   ---------                ------- ------- ------- -------  -------  -------
   Emerging Markets Equity
    Investments............ $  0.01 $  0.02 $  0.02    1.97%    1.96%    2.56%+

(5) During the year ended August 31, 1996, the portfolio earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the ratio of expenses to average net assets for Emerging Markets Equity Investments would be 1.80%; prior year numbers have not been restated to reflect these numbers.
(6) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.
 * Amount represents less than $0.01 per share.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

 ADDITIONAL SHAREHOLDER INFORMATION (UNAUDITED)
  On December 18, 1997 and on January 20 and 23, 1998 a special meeting of shareholders of the Trust was held for the purpose of voting on the following matters:

    1. To elect Trustees of the Trust;

    2. Ratify the selection of KPMG Peat Marwick LLP as the independent auditors of the Trust for the fiscal year ending August 31, 1998;

    3. To approve or disapprove an amendment to the management agreement between the Trust with respect to Small Capitalization Value Equity Investments and International Equity Investments, and the Portfolios' investment manager, Mutual Management Corp., formerly known as Smith Barney Mutual Funds Management Inc.;

    4. To approve or disapprove the reclassification, modification and/or elimination of certain fundamental investment policies; and

    5. To transact such other business as may properly come before the meeting or any adjournments thereof.

  The results of the vote on Proposal 1 were as follows:

                                          PERCENTAGE OF  SHARES VOTED  PERCENTAGE OF
NAME OF TRUSTEES         SHARES VOTED FOR SHARES VOTED     AGAINST     SHARES VOTED
------------------------------------------------------------------------------------
Walter E. Auch, Jr. .... 473,572,002.991     94.105%    29,667,479.837    5.895%
Martin Brody............ 473,629,239.179     94.116%    29,610,243.649    5.884%
Armon Kamesar........... 474,067,596.581     94.203%    29,171,886.247    5.797%
Stephen E. Kaufman...... 474,170,388.804     94.224%    29,069,094.024    5.776%
Heath B. McLendon....... 474,275,817.479     94.245%    28,963,665.349    5.755%

  The results of the vote on Proposal 2 were as follows:

                   PERCENTAGE OF SHARES VOTED  PERCENTAGE OF    SHARES      PERCENTAGE OF
 SHARES VOTED FOR  SHARES VOTED     AGAINST    SHARES VOTED    ABSTAINED   SHARES ABSTAINED
-------------------------------------------------------------------------------------------
 464,273,444.117      92.257%    5,765,130.770    1.146%     33,200,907.94      6.597%

  The results of the vote on Proposal 3 with respect to Small Capitalization Value Investments were as follows:

                  PERCENTAGE OF SHARES VOTED PERCENTAGE OF    SHARES      PERCENTAGE OF
SHARES VOTED FOR  SHARES VOTED    AGAINST    SHARES VOTED    ABSTAINED   SHARES ABSTAINED
-----------------------------------------------------------------------------------------
 20,406,358.549      89.973%    908,496.853     4.005%     1,365,754.378      6.022%

  The results of the vote on Proposal 3 with respect to International Equity Investments were as follows:

                  PERCENTAGE OF SHARES VOTED  PERCENTAGE OF    SHARES      PERCENTAGE OF
SHARES VOTED FOR  SHARES VOTED     AGAINST    SHARES VOTED    ABSTAINED   SHARES ABSTAINED
------------------------------------------------------------------------------------------
 49,230,901.763      88.858%    2,905,121.017    5.244%     3,267,904.453      5.898%

Proposal 4 requested that shareholders approve certain changes to the fundamental policies of the Trust in order to modernize them in view of certain regulatory, business or industry developments that have occurred since original adoption of these policies by the Trust. The chart on the following page demonstrates that all proposals were approved by shareholders.


                          GOVERNMENT  INTERMEDIATE  LONG-TERM   MUNICIPAL   MORTGAGE
                             MONEY    FIXED INCOME    BOND        BOND       BACKED
                          INVESTMENTS INVESTMENTS  INVESTMENTS INVESTMENTS INVESTMENTS
--------------------------------------------------------------------------------------
Modification of the
 Fundamental
 Policy/Diversification..       X           X            X           X           X
--------------------------------------------------------------------------------------
Modification of the
 Fundamental
 Policy/Industry
 Concentration..........        X           X            X         N/A           X
--------------------------------------------------------------------------------------
Modification of the
 Fundamental
 Policy/Borrowing.......        X           X            X           X           X
--------------------------------------------------------------------------------------
Modification of the
 Fundamental
 Policy/Pledging
 Assets.................        X           X            X           X           X
--------------------------------------------------------------------------------------
Modification of the
 Fundamental
 Policy/Lending.........        X           X            X           X           X
--------------------------------------------------------------------------------------
Modification of the
 Fundamental
 Policy/Underwriting....        X           X            X           X           X
--------------------------------------------------------------------------------------
Modification of the
 Fundamental
 Policy/Purchase of
 Securities on Margin...        X           X            X           X           X
--------------------------------------------------------------------------------------
Modification of the
 Fundamental Policy/Real
 Estate.................        X           X            X           X           X
--------------------------------------------------------------------------------------
Reclassification as Non-
 Fundamental/Investments
 in Oil, Gas or other
 Mineral Exploration or
 Development Programs...        X           X            X           X           X
--------------------------------------------------------------------------------------
Reclassification as Non-
 Fundamental/Short
 Sales..................        X           X            X           X           X
--------------------------------------------------------------------------------------

  The information below reports the lowest percentage of shares voting for the proposals, the highest percentage of shares voting against and abstaining by shareholders of each portfolio on all proposals considered by that portfolio.

GOVERNMENT MONEY INVESTMENTS

                  PERCENTAGE OF SHARES VOTED  PERCENTAGE OF     SHARES      PERCENTAGE OF
SHARES VOTED FOR  SHARES VOTED     AGAINST    SHARES VOTED    ABSTAINED    SHARES ABSTAINED
-------------------------------------------------------------------------------------------
 174,645,419,732     85.016%    4,249,803,357    2.069%     26,531,519,729     12.915%

INTERMEDIATE FIXED-INCOME INVESTMENTS

                  PERCENTAGE OF SHARES VOTED  PERCENTAGE OF     SHARES      PERCENTAGE OF
SHARES VOTED FOR  SHARES VOTED     AGAINST    SHARES VOTED    ABSTAINED    SHARES ABSTAINED
-------------------------------------------------------------------------------------------
  22,572,794,164     88.883%      688,493,127    2.711%      2,134,687,289      8.406%

LONG-TERM BOND INVESTMENTS

                  PERCENTAGE OF SHARES VOTED  PERCENTAGE OF     SHARES      PERCENTAGE OF
SHARES VOTED FOR  SHARES VOTED     AGAINST    SHARES VOTED    ABSTAINED    SHARES ABSTAINED
-------------------------------------------------------------------------------------------
  10,263,389,826     90.377%      222,068,435    1.955%        870,848,463      7.668%

MUNICIPAL BOND INVESTMENTS

                  PERCENTAGE OF SHARES VOTED  PERCENTAGE OF     SHARES      PERCENTAGE OF
SHARES VOTED FOR  SHARES VOTED     AGAINST    SHARES VOTED    ABSTAINED    SHARES ABSTAINED
-------------------------------------------------------------------------------------------
  2,943,294,388      88.666%      106,547,926    3.210%        269,673,145      8.124%

MORTGAGE BACKED INVESTMENTS

                  PERCENTAGE OF SHARES VOTED  PERCENTAGE OF     SHARES      PERCENTAGE OF
SHARES VOTED FOR  SHARES VOTED     AGAINST    SHARES VOTED    ABSTAINED    SHARES ABSTAINED
-------------------------------------------------------------------------------------------
  8,543,187,481      91.345%      170,112,075    1.819%        639,345,364      6.836%

BALANCED INVESTMENTS

                  PERCENTAGE OF SHARES VOTED  PERCENTAGE OF     SHARES      PERCENTAGE OF
SHARES VOTED FOR  SHARES VOTED     AGAINST    SHARES VOTED    ABSTAINED    SHARES ABSTAINED
-------------------------------------------------------------------------------------------
  4,882,119,801      96.184%       33,480,665    0.660%        160,203,552      3.156%

                 LARGE          LARGE          SMALL          SMALL                                   EMERGING
             CAPITALIZATION CAPITALIZATION CAPITALIZATION CAPITALIZATION INTERNATIONAL INTERNATIONAL   MARKETS
 BALANCED        GROWTH      VALUE EQUITY      GROWTH      VALUE EQUITY     EQUITY     FIXED INCOME    EQUITY
INVESTMENTS   INVESTMENTS    INVESTMENTS    INVESTMENTS    INVESTMENTS    INVESTMENTS   INVESTMENTS  INVESTMENTS
----------------------------------------------------------------------------------------------------------------
      X             X              X              X              X              X           N/A            X
----------------------------------------------------------------------------------------------------------------
      X             X              X              X              X              X             X            X
----------------------------------------------------------------------------------------------------------------
      X             X              X              X              X              X             X            X
----------------------------------------------------------------------------------------------------------------
      X             X              X              X              X              X             X            X
----------------------------------------------------------------------------------------------------------------
      X             X              X              X              X              X             X            X
----------------------------------------------------------------------------------------------------------------
      X             X              X              X              X              X             X            X
----------------------------------------------------------------------------------------------------------------
      X             X              X              X              X              X             X            X
----------------------------------------------------------------------------------------------------------------
      X             X              X              X              X              X             X            X
----------------------------------------------------------------------------------------------------------------
      X             X              X              X              X              X             X            X
----------------------------------------------------------------------------------------------------------------
      X             X              X              X              X              X             X            X
----------------------------------------------------------------------------------------------------------------


LARGE CAPITALIZATION GROWTH INVESTMENTS

                  PERCENTAGE OF SHARES VOTED  PERCENTAGE OF    SHARES      PERCENTAGE OF
SHARES VOTED FOR  SHARES VOTED     AGAINST    SHARES VOTED    ABSTAINED   SHARES ABSTAINED
------------------------------------------------------------------------------------------
 48,754,912,992      88.186%    1,999,494,158    3.617%     4,529,695,934      8.193%

LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

                  PERCENTAGE OF SHARES VOTED  PERCENTAGE OF    SHARES      PERCENTAGE OF
SHARES VOTED FOR  SHARES VOTED     AGAINST    SHARES VOTED    ABSTAINED   SHARES ABSTAINED
------------------------------------------------------------------------------------------
 59,019,381,662      87.900%    2,467,459,758    3.712%     5,629,855,986      8.388%

SMALL CAPITALIZATION GROWTH INVESTMENTS

                  PERCENTAGE OF SHARES VOTED  PERCENTAGE OF    SHARES      PERCENTAGE OF
SHARES VOTED FOR  SHARES VOTED     AGAINST    SHARES VOTED    ABSTAINED   SHARES ABSTAINED
------------------------------------------------------------------------------------------
 20,058,316,921      88.900%      706,656,152    3.135%     1,775,438,460      7.877%

SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

                  PERCENTAGE OF SHARES VOTED  PERCENTAGE OF    SHARES      PERCENTAGE OF
SHARES VOTED FOR  SHARES VOTED     AGAINST    SHARES VOTED    ABSTAINED   SHARES ABSTAINED
------------------------------------------------------------------------------------------
 20,187,296,243      89.007%      597,495,265    2.634%     1,895,818,272      8.359%

INTERNATIONAL EQUITY INVESTMENTS

                  PERCENTAGE OF SHARES VOTED  PERCENTAGE OF    SHARES      PERCENTAGE OF
SHARES VOTED FOR  SHARES VOTED     AGAINST    SHARES VOTED    ABSTAINED   SHARES ABSTAINED
------------------------------------------------------------------------------------------
 49,320,209,634      89.019%    1,665,572,803    3.007%     4,418,144,796      7.974%

INTERNATIONAL FIXED INCOME INVESTMENTS

                  PERCENTAGE OF SHARES VOTED  PERCENTAGE OF    SHARES      PERCENTAGE OF
SHARES VOTED FOR  SHARES VOTED     AGAINST    SHARES VOTED    ABSTAINED   SHARES ABSTAINED
------------------------------------------------------------------------------------------
  7,026,023,102      90.388%      254,428,164    3.273%       492,747,057      6.339%

EMERGING MARKETS INVESTMENTS

                  PERCENTAGE OF SHARES VOTED  PERCENTAGE OF    SHARES      PERCENTAGE OF
SHARES VOTED FOR  SHARES VOTED     AGAINST    SHARES VOTED    ABSTAINED   SHARES ABSTAINED
------------------------------------------------------------------------------------------
 11,289,587,790      88.752%      374,451,787    2.943%             1,056      8.406%

  THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF
                    CONSULTING GROUP CAPITAL MARKETS FUNDS.
     IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS FOR THE TRUST WHICH CONTAINS INFORMATION CONCERNING THE TRUST'S INVESTMENT POLICIES, CHARGES AND EXPENSES AS
                      WELL AS OTHER PERTINENT INFORMATION.

  TK 2120, 4/98 CONSULTING GROUP CAPITAL MARKETS FUNDS . 222 DELAWARE
  AVENUE . WILMINGTON, DELAWARE                .                19801